UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.01%

Australia - 4.17%

Coles Group Ltd +	1,266,304	$16,624,800
Macquarie Airports Ltd +	7,578,129	24,437,363
National Australia Bank Ltd +	1,000,300	32,622,122
QBE Insurance Group Ltd † +	1,168,000	29,749,011
Zinifex Ltd † +	1,632,200	20,773,710

		124,207,006

Austria - 1.74%

OMV AG +	280,500	17,737,180
voestalpine AG +	469,800	34,088,876

		51,826,056

Belgium - 1.83%

Fortis +	902,700	41,282,294
KBC Groep NV +	106,400	13,250,028

		54,532,322

Bermuda - 0.51%

Kerry Properties Ltd +	122	626
Orient Overseas International Ltd +	1,623,000	15,035,203

		15,035,829

Canada - 3.46%

Bombardier Inc ‘B’ *	2,060,100	8,297,501
EnCana Corp (TSE)	203,300	10,283,863
Gerdau Ameristeel Corp	1,491,300	17,515,832
Husky Energy Inc	264,000	18,467,423
ING Canada Inc	23,815	1,070,592
IPSCO Inc	97,651	12,818,544
Nexen Inc	292,415	17,934,956
Teck Cominco Ltd ‘B’	237,000	16,488,385

		102,877,096

Denmark - 0.92%

Carlsberg AS ‘B’ † +	252,700	27,453,444

Finland - 0.95%

Nokia OYJ * † +	1,233,800	28,429,232

France - 12.20%

Air France-KLM +	287,400	13,145,157
BNP Paribas +	459,700	48,082,244
Compagnie Generale des Etablissements Michelin ‘B’ +	346,600	38,321,050
Credit Agricole SA +	796,400	31,128,949
France Telecom SA +	745,500	19,754,854
Lagardere SCA † +	122,500	9,497,996
Renault SA † +	478,300	56,055,664
Sanofi-Aventis +	508,100	44,211,769
Societe Generale +	241,289	41,720,951
Total SA +	875,600	61,169,952

		363,088,586

Germany - 10.70%

Allianz SE +	253,500	51,961,254
BASF AG † +	438,700	49,260,015
Continental AG † +	29,398	3,798,797
DaimlerChrysler AG † +	115,000	9,459,282
Deutsche Lufthansa AG † +	1,276,100	34,689,175
Deutsche Telekom AG † +	526,700	8,714,827
E.ON AG † +	331,600	44,893,475
Epcos AG +	439,200	7,659,308
Muenchener Rueckversicherungs AG † +	337,600	57,007,846
RWE AG † +	344,800	36,455,191
TUI AG † +	589,800	14,565,096

		318,464,266

Greece - 0.40%

Public Power Corp SA +	485,000	11,885,481

Hong Kong - 0.12%

Sino Land Co Ltd +	1,612,400	3,461,566

Italy - 4.14%

Banco Popolare di Verona e Novara SCRL † +	557,500	17,363,850
Buzzi Unicem SPA † +	722,800	22,022,584
ENI SPA † +	1,648,000	53,628,901
Fondiaria-Sai SPA † +	402,822	18,531,636
Fondiaria-Sai SPA RNC +	56,199	2,041,652
Italcementi SPA † +	325,000	9,760,346

		123,348,969

Japan - 23.15%

Aisin Seiki Co Ltd	110,100	3,846,160
Alps Electric Co Ltd † +	1,053,700	12,304,437
Canon Inc +	581,000	31,196,360
Cosmo Oil Co Ltd +	1,063,000	4,437,601
Dainippon Ink & Chemicals Inc † +	2,730,000	10,814,137
East Japan Railway Co +	1,927	14,988,021
EDION Corp † +	770,200	10,701,909
Honda Motor Co Ltd +	626,600	21,834,291
Isuzu Motors Ltd † +	4,716,000	23,632,782
Itochu Corp +	2,338,000	23,090,415
Japan Tobacco Inc +	7,090	34,757,385
JFE Holdings Inc +	891,400	52,634,619
Kyushu Electric Power Co Inc	157,200	4,468,242
Leopalace21 Corp +	461,700	15,244,509
Mitsubishi Chemical Holdings Corp +	2,936,000	24,950,925
Mitsubishi Corp † +	569,200	13,140,042
Mitsubishi UFJ Financial Group Inc † +	875	9,858,378
Mitsui Chemicals Inc † +	791,000	6,892,493
Mitsui OSK Lines Ltd +	3,443,000	38,122,154
Nippon Mining Holdings Inc +	2,079,500	17,822,999
Nippon Telegraph & Telephone Corp +	5,967	31,520,057
Nissan Motor Co Ltd +	2,563,800	27,390,088
Oki Electric Industry Co Ltd * † +	2,400,000	4,612,511
ORIX Corp +	188,400	48,883,097
Rengo Co Ltd +	773,000	4,376,114
Seiko Epson Corp +	437,900	12,857,487
Sharp Corp † +	1,587,000	30,517,544
Sony Corp +	321,300	16,238,324
Sumitomo Heavy Industries Ltd +	47,000	466,539
Sumitomo Mitsui Financial Group Inc +	4,593	41,582,710
The Tokyo Electric Power Co Inc +	936,400	31,964,945
Toyota Motor Corp +	1,000,800	64,092,154

		689,239,429

Netherlands - 7.52%

ABN AMRO Holding NV +	1,010,028	43,520,260
Arcelor Mittal +	876,700	46,618,751
Buhrmann NV +	798,400	10,723,429
European Aeronautic Defence & Space Co NV +	848,000	26,360,286
ING Groep NV CVA +	1,589,000	67,225,556
Koninklijke BAM Groep NV +	424,600	10,065,696
Wolters Kluwer NV +	648,670	19,460,310

		223,974,288

Singapore - 0.30%

Neptune Orient Lines Ltd +	4,256,000	9,079,318

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
Spain - 1.25%

Repsol YPF SA +	1,108,300	$37,345,832

Sweden - 0.81%

Svenska Cellulosa AB ‘B’ † +	447,900	23,978,817

Switzerland - 1.95%

Credit Suisse Group +	655,200	47,166,992
Novartis AG +	193,900	10,832,437

		57,999,429

United Kingdom - 20.89%

AstraZeneca PLC +	713,100	38,442,497
Aviva PLC +	2,423,800	35,813,812
BAE Systems PLC +	3,516,100	31,873,214
Barclays PLC +	3,202,600	45,411,937
BP PLC +	2,611,600	28,227,976
British Energy Group PLC * +	1,400,000	13,444,369
Centrica PLC +	1,404,600	10,716,034
Friends Provident PLC +	6,226,113	23,611,703
GlaxoSmithKline PLC +	742,800	20,503,628
Greene King PLC +	882,900	19,163,665
HBOS PLC +	2,166,900	44,799,068
Home Retail Group +	1,200,000	10,530,941
J. Sainsbury PLC +	4,089,100	44,241,133
Marston’s PLC +	2,039,600	17,721,985
Rio Tinto PLC +	278,000	15,874,861
Royal & Sun Alliance Insurance Group PLC +	5,570,844	17,791,887
Royal Dutch Shell PLC ‘A’ (XAMS) +	1,015,100	33,771,237
Taylor Woodrow PLC +	2,742,600	26,438,281
The Royal Bank of Scotland Group PLC +	1,431,200	56,029,200
Vodafone Group PLC +	19,365,325	51,780,106
Xstrata PLC +	695,100	35,698,810

		621,886,344

Total Common Stocks (Cost $2,412,095,524)		2,888,113,310

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.43%

Repurchase Agreement - 1.43%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $42,535,414; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $43,373,408)	$42,520,000	42,520,000

Total Short-Term Investment (Cost $42,520,000)		42,520,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.44% (Cost $2,454,615,524)		2,930,633,310

	Shares
SECURITIES LENDING COLLATERAL - 13.58%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $404,381,075)	404,381,075	404,381,075

TOTAL INVESTMENTS - 112.02% (Cost $2,858,996,599)		3,335,014,385

OTHER ASSETS & LIABILITIES, NET - (12.02%)		(357,790,969)

NET ASSETS - 100.00%		$2,977,223,416

Notes to Schedule of Investments
(a) As of March 31, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	30.59%
Short-Term Investment & Securities Lending Collateral	15.01%
Autos & Transportation	12.55%
Materials & Processing	11.93%
Utilities	8.92%
Integrated Oils	7.70%
Consumer Discretionary	5.12%
Multi-Industry	3.86%
Health Care	3.83%
Consumer Staples	3.65%
Technology	3.26%
Producer Durables	3.20%
Energy	2.40%

112.02%
Other Assets & Liabilities, Net	(12.02%)

100.00%

(b) Securities with a total aggregate market value of $2,776,921,812, or 93.27% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(c) The amount of $6,275,074 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Dow Jones EURO STOXX 50 (06/07)	409	EUR 16,388,630	$565,614

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.02%

Japan - 0.02%

Dowa Holdings Co Ltd * Exp. 01/29/10	317,000	$156,490

Total Warrants (Cost $0)		156,490

PREFERRED STOCKS - 0.73%

Germany - 0.73%

Fresenius AG † +	45,042	3,574,476
ProSiebenSat.1 Media AG † +	70,700	2,518,330

		6,092,806

Total Preferred Stocks (Cost $4,579,243)		6,092,806

COMMON STOCKS - 95.70%

Australia - 5.84%

Alesco Corp Ltd † +	288,386	2,911,783
Allco Finance Group Ltd +	266,250	2,405,223
Ansell Ltd +	357,250	3,344,487
Australian Worldwide Exploration Ltd * +	1,134,136	2,604,139
Bradken Ltd +	437,800	3,119,312
Challenger Financial Services Group Ltd † +	539,300	2,077,760
David Jones Ltd † +	973,281	3,576,564
Downer EDI Ltd +	489,000	2,691,605
Goodman Fielder Ltd † +	921,800	1,819,339
Incitec Pivot Ltd +	65,900	2,633,197
ING Industrial Fund REIT +	1,103,600	2,105,211
Jubilee Mines NL † +	271,600	3,834,198
Just Group Ltd † +	800,907	2,695,248
Kagara Zinc Ltd +	393,400	1,628,269
Leighton Holdings Ltd +	74,691	2,022,922
OneSteel Ltd +	458,059	1,907,956
Sally Malay Mining Ltd * +	576,000	1,829,292
United Group Ltd † +	255,050	2,807,443
WorleyParsons Ltd +	128,800	2,870,137

		48,884,085

Austria - 1.47%

Andritz AG † +	16,170	4,055,809
Austrian Airlines/Oesterreichische Luftverkehrs AG * +	155,700	2,251,173
Boehler-Uddeholm AG +	62,580	6,030,253

		12,337,235

Belgium - 1.71%

Delhaize Group +	57,749	5,328,949
Mobistar SA +	46,100	3,906,283
Omega Pharma SA +	35,800	2,785,260
Option NV * +	127,214	2,341,138

		14,361,630

Bermuda - 0.69%

Hiscox Ltd +	550,257	2,913,359
Kerry Properties Ltd † +	555,500	2,848,974

		5,762,333

Canada - 5.49%

Aur Resources Inc	119,600	$2,506,990
Baytex Energy Trust	139,400	2,474,063
CAE Inc	226,900	2,560,855
Canam Group Inc	191,200	1,682,626
CGI Group Inc ‘A’ *	73,600	637,505
Constellation Copper Corp *	764,634	940,477
HudBay Minerals Inc *	146,000	2,579,818
Inmet Mining Corp	63,100	3,462,438
Kingsway Financial Services Inc	94,600	1,770,728
Laurentian Bank of Canada	58,700	1,692,106
Linamar Corp	125,700	1,739,875
LionOre Mining International Ltd *	412,200	6,855,123
Lundin Mining Corp *	305,703	3,386,697
Major Drilling Group International Inc *	72,800	1,980,639
Metro Inc ‘A’	78,600	2,484,972
Oilexco Inc *	309,400	2,304,755
Sherritt International Corp	167,400	2,409,864
Trinidad Energy Services Income Trust	73,900	980,639
WestJet Airlines Ltd *	262,700	3,504,184

		45,954,354

Denmark - 2.08%

NKT Holdings AS +	34,100	2,722,457
Sydbank AS +	74,600	4,000,031
Topdanmark AS * +	25,180	4,852,797
TrygVesta AS † +	70,750	5,842,893

		17,418,178

Finland - 2.18%

Elisa OYJ † +	155,150	4,495,660
KCI Konecranes OYJ † +	120,900	4,067,363
Outokumpu OYJ † +	159,000	5,472,880
Outokumpu Technology OYJ * † +	48,000	1,794,651
Wartsila OYJ ‘B’ † +	38,900	2,415,444

		18,245,998

France - 6.50%

Air France-KLM +	176,500	8,072,791
Capgemini SA +	60,791	4,627,006
Ciments Francais +	15,602	3,320,847
Etam Developpement SA	41,718	3,508,126
Euler Hermes SA +	26,400	3,717,734
Kaufman & Broad SA +	62,187	4,692,139
Neuf Cegetel * +	166,400	6,274,541
Nexans SA +	45,069	5,997,208
Nexity +	61,460	5,280,893
Penauille Polyservices * +	110,785	1,512,789
Rhodia SA * +	906,800	3,336,017
Ubisoft Entertainment SA * +	83,600	4,101,365

		54,441,456

Germany - 7.85%

Altana AG +	40,450	2,632,666
Celesio AG † +	36,988	2,323,067
Demag Cranes AG +	74,850	4,931,786
Deutsche Lufthansa AG † +	153,317	4,167,730
Deutsche Postbank AG † +	41,500	3,603,913
Deutz AG * +	100,350	1,506,149
Epcos AG +	157,743	2,750,916
Fresenius Medical Care AG & Co KGaA +	16,694	2,427,528
GEA Group AG † +	69,872	1,937,162
Hypo Real Estate Holding AG +	73,150	4,672,818
Kloeckner & Co AG * +	94,000	5,171,130
Lanxess AG * +	105,934	5,476,281
Leoni AG † +	101,838	4,218,007
Salzgitter AG +	41,750	6,102,805
SGL Carbon AG * +	173,600	5,720,409

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
Stada Arzneimittel AG +	47,668	$2,887,564
ThyssenKrupp AG +	60,349	2,995,665
Vivacon AG * +	61,100	2,223,258

		65,748,854

Greece - 1.67%

Aluminum of Greece SAIC +	83,593	1,617,781
Cosmote Mobile Telecommunications SA +	76,230	2,281,759
INTRALOT SA - Integrated Lottery Systems & Services +	184,570	5,605,967
Mytilineos Holdings SA +	90,656	4,448,482

		13,953,989

Hong Kong - 0.36%

Hang Lung Group Ltd +	407,000	1,437,513
Sino Land Co Ltd +	722,000	1,550,019

		2,987,532

Ireland - 0.26%

Smurfit Kappa PLC *	86,600	2,163,294

Italy - 6.53%

AEM SPA † +	962,059	3,476,169
Banca Italease SPA +	55,000	3,525,416
Banco Popolare di Verona e Novara SCRL † +	146,877	4,574,619
Biesse SPA † +	160,831	4,753,707
Brembo SPA † +	450,499	6,087,816
ERG SPA † +	122,900	3,381,874
Fondiaria-Sai SPA +	43,100	1,982,795
Indesit Co SPA +	197,400	4,208,302
Piaggio & C SPA * +	898,904	4,600,489
Saras SPA * +	403,500	2,377,372
Seat Pagine Gialle SPA † +	10,144,900	6,261,363
Sogefi SPA † +	385,697	3,692,971
Trevi Finanziaria SPA † +	415,939	5,745,504

		54,668,397

Japan - 15.80%

Alpha Systems Inc +	42,100	1,250,137
Ardepro Co Ltd +	8,508	3,040,857
Canon Marketing Japan Inc +	127,000	2,654,707
CKD Corp † +	154,000	1,431,197
Daihatsu Motor Co Ltd +	144,000	1,368,263
Denki Kagaku Kogyo Kabushiki Kaisha +	400,000	1,870,430
Dowa Holdings Co Ltd * +	541,000	5,474,311
Exedy Corp † +	117,800	3,344,944
Futaba Industrial Co Ltd † +	131,900	3,190,049
Haseko Corp * +	616,500	2,245,127
Hitachi Cable Ltd +	609,000	3,453,770
Hitachi Metals Ltd † +	268,000	2,967,387
Japan Electronic Materials Corp +	50,400	1,163,853
JTEKT Corp +	105,800	1,847,914
Makino Milling Machine Co Ltd +	260,000	3,313,974
Mimasu Semiconductor Industry Co Ltd +	123,700	2,622,867
Minebea Co Ltd +	726,000	4,476,939
Nichirei Corp +	610,000	3,556,783
Nifco Inc † +	245,900	6,347,956
Nippon Suisan Kaisha Ltd	401,700	2,619,711
Nipro Corp † +	230,000	4,484,111
Nissin Kogyo Co Ltd +	145,700	3,561,301
Nitto Boseki Co Ltd +	1,482,000	5,393,516
NTN Corp † +	444,000	3,832,574
Oenon Holdings Inc +	398,000	1,059,282
Okinawa Cellular Telephone Co +	1,058	3,339,679
Okuma Corp +	293,000	3,409,323
Pacific Metals Co Ltd † +	299,000	4,162,237
Showa Corp † +	46,200	677,058
Taiyo Yuden Co Ltd +	105,000	2,177,672
Takeuchi Manufacturing Co Ltd +	58,800	2,442,234
TBK Co Ltd +	158,000	662,476
The Yokohama Rubber Co Ltd † +	451,000	2,765,786
Tocalo Co Ltd +	58,600	1,619,783
Toho Gas Co Ltd † +	603,000	3,096,362
Toho Pharmaceutical Co Ltd † +	170,000	3,065,916
Tokai Rika Co Ltd +	78,300	1,850,941
Topcon Corp † +	206,000	3,133,373
Tosei Corp +	2,063	2,247,853
Tosoh Corp +	909,000	4,682,040
Toyoda Gosei Co Ltd † +	185,000	4,364,085
Ulvac Inc +	76,900	2,307,926
UNY Co Ltd +	199,000	2,724,830
Urban Corp +	212,400	3,106,787
Yaskawa Electric Corp +	329,000	3,879,995

		132,288,316

Liechtenstein - 0.39%

Verwaltungs-und Privat Bank AG +	13,273	3,258,991

Netherlands - 3.63%

Aalberts Industries NV +	35,456	3,516,560
Arcadis NV +	51,600	3,324,107
Imtech NV +	38,330	2,765,577
Macintosh Retail Group NV +	108,288	4,367,389
Nutreco Holding NV +	51,100	3,834,391
Samas NV CVA * +	153,953	1,562,908
Smit Internationale NV +	42,024	2,696,470
USG People NV +	60,678	2,504,024
Wolters Kluwer NV +	194,400	5,832,061

		30,403,487

Norway - 2.47%

Acta Holding ASA † +	954,100	5,274,841
Altinex ASA * † +	21,246,200	4,124,202
Cermaq ASA +	137,800	2,578,889
Ementor ASA * +	163,000	1,434,555
Petroleum Geo-Services ASA * +	93,960	2,412,510
Prosafe ASA +	186,400	2,806,308
TGS Nopec Geophysical Co ASA * +	90,680	2,056,169

		20,687,474

Singapore - 0.84%

Keppel Land Ltd +	459,000	2,858,117
Parkway Holdings Ltd +	561,750	1,210,374
Suntec REIT +	1,578,000	2,057,488
Wheelock Properties S Ltd +	433,000	921,582

		7,047,561

South Korea - 2.65%

Cheil Industries Inc +	34,480	1,380,878
Dongbu Insurance Co Ltd * +	80,010	2,263,558
Doosan Infracore Co Ltd +	100,000	2,543,533
GS Engineering & Construction Corp +	21,440	1,913,561
GS Holdings Corp +	69,110	2,704,743
Hansol Paper Co * +	43,090	675,617
Hyundai Marine & Fire Insurance Co Ltd * +	168,550	2,321,530
Hyundai Mipo Dockyard +	16,870	3,098,531
Korean Air Lines Co Ltd +	437	17,019
NHN Corp * +	18,000	2,630,317
STX Shipbuilding Co Ltd +	119,380	2,680,825

		22,230,112

Spain - 2.01%

Ebro Puleva SA +	100,000	2,363,624
Grifols SA * +	215,300	3,481,017
Red Electrica de Espana † +	93,650	4,423,026

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
Sol Melia SA +	156,300	$3,762,519
Tecnicas Reunidas SA +	56,600	2,834,699

		16,864,885

Sweden - 1.99%

Alfa Laval AB † +	55,200	2,855,919
Bilia AB ‘A’ +	136,700	2,651,007
D. Carnegie & Co AB † +	128,800	2,680,105
Getinge AB ‘B’ +	82,400	1,879,824
SAS AB * +	219,800	4,047,026
Trelleborg AB ‘B’ † +	99,200	2,583,798

		16,697,679

Switzerland - 3.04%

Baloise Holding AG +	54,600	5,701,239
Galenica Holding AG +	7,953	2,540,588
Georg Fischer AG * +	6,372	4,610,279
Helvetia Holding AG +	4,185	1,797,588
Holcim Ltd +	50,798	5,111,128
Petroplus Holdings AG *	10,000	711,846
Swiss Life Holding * +	19,700	4,957,590

		25,430,258

United Kingdom - 20.25%

Air Berlin PLC * +	72,600	1,695,522
Barratt Developments PLC +	206,903	4,493,460
Bellway PLC +	163,801	5,131,613
Bovis Homes Group PLC +	135,800	3,082,088
British Airways PLC * +	661,551	6,338,323
British Land Co PLC REIT +	117,300	3,538,187
Britvic PLC +	709,400	4,672,583
Cable & Wireless PLC +	798,600	2,627,655
Cattles PLC +	338,808	2,731,166
Charter PLC * +	160,539	2,808,966
Crest Nicholson PLC +	382,200	4,658,758
Dana Petroleum PLC * +	109,400	2,100,400
DS Smith PLC +	812,800	3,571,831
easyJet PLC * +	496,600	6,768,837
Enodis PLC +	1,080,833	4,398,233
FirstGroup PLC +	334,810	4,376,809
Galiform PLC *	1,674,900	5,133,433
Galliford Try PLC +	1,225,960	4,139,345
Henderson Group PLC +	2,171,400	6,253,950
Inchcape PLC +	259,500	2,916,562
Intermediate Capital Group PLC +	143,000	5,487,251
Invensys PLC * +	436,700	2,499,224
JJB Sports PLC +	1,002,700	4,960,863
Kelda Group PLC +	286,100	5,292,087
Kier Group PLC +	90,975	4,302,415
Lonmin PLC +	58,500	3,833,145
Lookers PLC	411,550	1,652,128
Mitchells & Butlers PLC + λ	1	15
Northern Rock PLC +	320,387	7,242,285
Northumbrian Water Group PLC +	318,800	1,951,052
Pennon Group PLC +	201,290	2,318,108
Persimmon PLC +	185,637	5,141,663
Premier Foods PLC +	669,803	3,846,268
Quintain Estates & Development PLC +	158,700	2,797,496
Severn Trent PLC +	240,900	6,799,148
Slough Estates PLC REIT +	209,000	3,223,605
Southern Cross Healthcare Ltd +	44,686	381,969
Spectris PLC +	113,600	1,969,307
St. James’s Place PLC +	585,100	5,199,988
The Go-Ahead Group PLC +	73,492	3,688,073
Tullow Oil PLC +	611,782	4,377,874
Venture Production PLC * +	279,424	3,636,836
Wilson Bowden PLC +	87,000	3,621,690
WSP Group PLC +	284,762	3,914,868

		169,575,079

Total Common Stocks (Cost $703,163,727)		801,411,177

OPEN-END MUTUAL FUND - 0.30%

Canada - 0.30%

Aeroplan Income Fund	151,900	2,565,656

Total Open-End Mutual Fund (Cost $2,519,498)		2,565,656

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.80%

Repurchase Agreement - 2.80%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $23,464,503; collateralized by U.S. Treasury Notes: 4.500% due 02/28/11 and market value $23,929,675)	$23,456,000	23,456,000

Total Short-Term Investment (Cost $23,456,000)		23,456,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.55% (Cost $733,718,468)		833,682,129

	Shares
SECURITIES LENDING COLLATERAL - 17.43%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $145,951,672)	145,951,672	145,951,672

TOTAL INVESTMENTS - 116.98% (Cost $879,670,140)		979,633,801

OTHER ASSETS & LIABILITIES, NET - (16.98%)		(142,189,696)

NET ASSETS - 100.00%		$837,444,105

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

Notes to Schedule of Investments
(a) As of March 31, 2007, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	20.23%
Financial Services	17.52%
Producer Durables	16.24%
Materials & Processing	15.33%
Autos & Transportation	12.08%
Consumer Discretionary	8.74%
Utilities	6.28%
Integrated Oils	4.34%
Consumer Staples	4.08%
Technology	3.99%
Multi-Industry	3.98%
Health Care	3.86%
Open-End Mutual Fund	0.31%

116.98%
Other Assets & Liabilities, Net	(16.98%)

100.00%

(b) Securities with a total aggregate market value of $745,761,091, or 89.05% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.69%

Autos & Transportation - 2.28%

Burlington Northern Santa Fe Corp	66,610	$5,357,442
C.H. Robinson Worldwide Inc	32,900	1,570,975
CSX Corp	76,000	3,043,800
FedEx Corp	54,188	5,821,417
Ford Motor Co †	342,044	2,698,727
General Motors Corp †	105,644	3,236,932
Genuine Parts Co	30,175	1,478,575
Harley-Davidson Inc †	49,800	2,925,750
Norfolk Southern Corp	71,800	3,633,080
PACCAR Inc	44,847	3,291,770
Ryder System Inc	10,400	513,136
Southwest Airlines Co	134,130	1,971,711
The Goodyear Tire & Rubber Co * †	35,700	1,113,483
Union Pacific Corp	47,200	4,793,160
United Parcel Service Inc ‘B’	197,800	13,865,780

		55,315,738

Consumer Discretionary - 11.88%

Abercrombie & Fitch Co ‘A’	16,900	1,278,992
Allied Waste Industries Inc *	38,900	489,751
Amazon.com Inc *	53,900	2,144,681
Apollo Group Inc ‘A’ *	28,000	1,229,200
AutoNation Inc * †	34,755	738,196
AutoZone Inc *	11,000	1,409,540
Avon Products Inc	83,600	3,114,936
Bed Bath & Beyond Inc * †	52,300	2,100,891
Best Buy Co Inc	74,648	3,636,851
Big Lots Inc * †	15,200	475,456
Carnival Corp (Panama)	80,600	3,776,916
CBS Corp ‘A’	2,950	90,300
CBS Corp ‘B’ †	135,893	4,156,967
Cintas Corp	26,200	945,820
Circuit City Stores Inc	29,500	546,635
Clear Channel Communications Inc	94,712	3,318,708
Coach Inc *	66,500	3,328,325
Convergys Corp *	25,089	637,511
Costco Wholesale Corp	84,544	4,551,849
Darden Restaurants Inc	28,600	1,178,034
Dillard’s Inc ‘A’	12,700	415,671
Dollar General Corp	50,093	1,059,467
Eastman Kodak Co †	56,000	1,263,360
eBay Inc *	209,100	6,931,665
Electronic Arts Inc *	54,800	2,759,728
Family Dollar Stores Inc	29,900	885,638
Federated Department Stores Inc	95,176	4,287,679
Gannett Co Inc	44,400	2,499,276
Google Inc ‘A’ *	38,580	17,675,813
Harman International Industries Inc	11,700	1,124,136
Harrah’s Entertainment Inc	31,450	2,655,952
Hasbro Inc	29,525	845,006
Hilton Hotels Corp	64,900	2,333,804
IAC/InterActiveCorp *	41,500	1,564,965
International Flavors & Fragrances Inc	13,700	646,914
International Game Technology	60,100	2,426,838
J.C. Penney Co Inc	42,800	3,516,448
Jones Apparel Group Inc	21,100	648,403
Kimberly-Clark Corp	84,761	5,805,281
Kohl’s Corp *	59,600	4,565,956
Leggett & Platt Inc	33,200	752,644
Limited Brands Inc	66,107	1,722,748
Liz Claiborne Inc	18,420	789,297
Lowe’s Cos Inc	275,600	8,678,644
Marriott International Inc ‘A’	65,900	3,226,464
Mattel Inc	71,650	1,975,390
McDonald’s Corp	223,500	10,068,675
Meredith Corp	6,600	378,774
Monster Worldwide Inc *	20,700	980,559
Newell Rubbermaid Inc	48,034	1,493,377
News Corp ‘A’	431,200	9,969,344
Nike Inc ‘B’	36,400	3,867,864
Nordstrom Inc	42,440	2,248,896
Office Depot Inc *	54,800	1,925,672
OfficeMax Inc	16,400	864,936
Omnicom Group Inc	32,700	3,347,826
Polo Ralph Lauren Corp	11,600	1,022,540
R.R. Donnelley & Sons Co	35,500	1,298,945
RadioShack Corp †	28,244	763,435
Robert Half International Inc	27,100	1,002,971
Sabre Holdings Corp ‘A’	22,502	736,940
Sears Holdings Corp *	16,005	2,883,526
Snap-On Inc	8,850	425,685
Staples Inc	134,125	3,465,790
Starbucks Corp *	141,300	4,431,168
Starwood Hotels & Resorts Worldwide Inc	38,270	2,481,810
Target Corp	157,000	9,303,820
The Black & Decker Corp	14,000	1,142,680
The DIRECTV Group Inc *	144,800	3,340,536
The E.W. Scripps Co ‘A’	14,800	661,264
The Estee Lauder Cos Inc ‘A’ †	21,700	1,060,045
The Gap Inc	105,710	1,819,269
The Home Depot Inc	374,250	13,749,945
The Interpublic Group of Cos Inc * †	68,558	843,949
The McGraw-Hill Cos Inc	66,300	4,168,944
The New York Times Co ‘A’ †	27,900	655,929
The Stanley Works	11,900	658,784
The TJX Cos Inc	83,200	2,243,072
The Walt Disney Co	383,206	13,193,783
Tiffany & Co	25,000	1,137,000
Time Warner Inc	707,060	13,943,223
Tribune Co †	39,114	1,255,951
V.F. Corp	17,000	1,404,540
VeriSign Inc *	45,900	1,153,008
Viacom Inc ‘A’ *	2,950	121,127
Viacom Inc ‘B’ *	126,593	5,204,238
Wal-Mart Stores Inc	446,000	20,939,700
Waste Management Inc	98,860	3,401,773
Wendy’s International Inc †	21,600	676,080
Whirlpool Corp †	13,405	1,138,219
Wyndham Worldwide Corp *	36,485	1,245,963
Yahoo! Inc *	227,408	7,115,596
Yum! Brands Inc	51,740	2,988,502

		288,432,419

Consumer Staples - 7.17%

Altria Group Inc	379,552	33,328,461
Anheuser-Busch Cos Inc	137,800	6,953,388
Brown-Forman Corp ‘B’	16,022	1,050,402
Campbell Soup Co †	39,900	1,554,105
Coca-Cola Enterprises Inc	56,800	1,150,200
Colgate-Palmolive Co	92,600	6,184,754
ConAgra Foods Inc	90,300	2,249,373
Constellation Brands Inc ‘A’ *	34,300	726,474
Dean Foods Co *	25,200	1,177,848
General Mills Inc	61,800	3,597,996
H.J. Heinz Co	61,950	2,919,084
Kellogg Co	48,100	2,473,783
Kraft Foods Inc ‘A’	30,700	971,962
McCormick & Co Inc	23,800	916,776
Molson Coors Brewing Co ‘B’ †	10,390	983,102
PepsiCo Inc	298,880	18,996,813
Reynolds American Inc †	33,200	2,072,012
Safeway Inc	78,100	2,861,584
Sara Lee Corp	137,525	2,326,923
SUPERVALU Inc	36,490	1,425,664

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
Sysco Corp	107,900	$3,650,257
The Clorox Co	27,000	1,719,630
The Coca-Cola Co	370,900	17,803,200
The Hershey Co †	34,600	1,891,236
The Kroger Co	125,900	3,556,675
The Pepsi Bottling Group Inc	28,800	918,432
The Procter & Gamble Co	575,679	36,359,886
Tyson Foods Inc ‘A’	42,800	830,748
UST Inc †	29,900	1,733,602
Walgreen Co	179,900	8,255,611
Whole Foods Market Inc †	25,200	1,130,220
Wm. Wrigley Jr. Co	42,075	2,144,984

		173,915,185

Energy - 2.54%

Anadarko Petroleum Corp	85,176	3,660,864
Apache Corp	58,244	4,117,851
Baker Hughes Inc	60,500	4,000,865
BJ Services Co	57,500	1,604,250
Chesapeake Energy Corp †	63,800	1,970,144
CONSOL Energy Inc	32,000	1,252,160
Devon Energy Corp	82,092	5,682,408
Dynegy Inc ‘A’ *	86,700	802,842
El Paso Corp	118,525	1,715,057
ENSCO International Inc	28,700	1,561,280
EOG Resources Inc	42,500	3,031,950
Halliburton Co	182,200	5,783,028
Nabors Industries Ltd * (Bermuda)	52,738	1,564,737
National Oilwell Varco Inc *	29,465	2,292,066
Peabody Energy Corp	50,300	2,024,072
Rowan Cos Inc	23,900	776,033
Smith International Inc	36,300	1,744,215
Sunoco Inc	25,814	1,818,338
The Williams Cos Inc	102,000	2,902,920
Valero Energy Corp	108,900	7,022,961
Weatherford International Ltd * (Bermuda)	62,900	2,836,790
XTO Energy Inc	62,900	3,447,548

		61,612,379

Financial Services - 21.53%

ACE Ltd (Cayman)	56,400	3,218,184
Aflac Inc	86,900	4,089,514
Ambac Financial Group Inc	18,900	1,632,771
American Express Co	221,800	12,509,520
American International Group Inc	471,142	31,670,165
Ameriprise Financial Inc	44,240	2,527,874
Aon Corp	52,925	2,009,033
Apartment Investment & Management Co ‘A’ REIT	20,300	1,171,107
Archstone-Smith Trust REIT	36,300	1,970,364
Automatic Data Processing Inc	101,300	4,902,920
AvalonBay Communities Inc REIT	13,900	1,807,000
Bank of America Corp	820,597	41,866,859
BB&T Corp	94,819	3,889,475
Boston Properties Inc REIT †	19,400	2,277,560
Capital One Financial Corp	72,700	5,485,942
CB Richard Ellis Group Inc ‘A’ *	34,300	1,172,374
Chicago Mercantile Exchange Holdings Inc ‘A’	6,400	3,407,744
CIGNA Corp	21,200	3,024,392
Cincinnati Financial Corp	28,687	1,216,329
CIT Group Inc	36,800	1,947,456
Citigroup Inc	899,019	46,155,635
Comerica Inc †	31,450	1,859,324
Commerce Bancorp Inc †	37,400	1,248,412
Compass Bancshares Inc	22,021	1,515,045
Countrywide Financial Corp	114,998	3,868,533
Developers Diversified Realty Corp REIT	23,800	1,497,020
Dow Jones & Co Inc †	14,300	492,921
E*TRADE Financial Corp *	80,400	1,706,088
Equifax Inc	23,100	841,995
Equity Residential REIT	50,000	2,411,500
Fannie Mae	173,200	9,453,256
Federated Investors Inc ‘B’	14,400	528,768
Fidelity National Information Services Inc	30,300	1,377,438
Fifth Third Bancorp	97,543	3,773,939
First Data Corp	141,837	3,815,415
First Horizon National Corp †	23,400	971,802
Fiserv Inc *	33,250	1,764,245
Franklin Resources Inc	29,100	3,516,153
Freddie Mac	123,100	7,323,219
Genworth Financial Inc ‘A’	78,500	2,742,790
H&R Block Inc †	55,800	1,174,032
Host Hotels & Resorts Inc REIT	99,200	2,609,952
Hudson City Bancorp Inc	94,700	1,295,496
Huntington Bancshares Inc	44,823	979,383
Janus Capital Group Inc †	40,000	836,400
JPMorgan Chase & Co	632,382	30,594,641
KeyCorp	70,700	2,649,129
Kimco Realty Corp REIT	36,100	1,759,514
Legg Mason Inc †	22,300	2,100,883
Lehman Brothers Holdings Inc	97,301	6,817,864
Lincoln National Corp	52,383	3,551,021
Loews Corp	79,300	3,602,599
M&T Bank Corp †	15,300	1,772,199
Marsh & McLennan Cos Inc	94,600	2,770,834
Marshall & Ilsley Corp	43,200	2,000,592
MBIA Inc	26,600	1,742,034
Mellon Financial Corp	75,200	3,244,128
Merrill Lynch & Co Inc	160,731	13,126,901
MetLife Inc	135,200	8,537,880
MGIC Investment Corp †	16,600	978,072
Moody’s Corp	45,200	2,805,112
Morgan Stanley	194,303	15,303,304
National City Corp	106,300	3,959,675
Northern Trust Corp	35,600	2,140,984
Paychex Inc	64,100	2,427,467
Plum Creek Timber Co Inc REIT	31,700	1,249,614
Principal Financial Group Inc	50,700	3,035,409
ProLogis REIT	46,900	3,045,217
Prudential Financial Inc †	89,900	8,114,374
Public Storage Inc REIT †	21,100	1,997,537
Realogy Corp *	40,179	1,189,700
Regions Financial Corp	129,179	4,569,061
Safeco Corp †	21,740	1,444,188
Simon Property Group Inc REIT	38,600	4,294,250
SLM Corp	75,600	3,092,040
Sovereign Bancorp Inc †	64,995	1,653,473
State Street Corp	59,300	3,839,675
SunTrust Banks Inc	64,300	5,339,472
Synovus Financial Corp †	53,950	1,744,743
T. Rowe Price Group Inc	44,400	2,095,236
The Allstate Corp	116,478	6,995,669
The Bank of New York Co Inc	138,300	5,608,065
The Bear Stearns Cos Inc	20,820	3,130,287
The Charles Schwab Corp	194,900	3,564,721
The Chubb Corp	71,800	3,709,906
The Goldman Sachs Group Inc	76,100	15,724,543
The Hartford Financial Services Group Inc	53,500	5,113,530
The PNC Financial Services Group Inc	61,300	4,411,761
The Progressive Corp	138,300	3,017,706
The Travelers Cos Inc	122,242	6,328,468
The Western Union Co	141,837	3,113,322
Torchmark Corp	18,600	1,219,974
U.S. Bancorp	326,499	11,417,670
Unum Group	54,705	1,259,856
Vornado Realty Trust REIT	23,400	2,792,556
Wachovia Corp	352,423	19,400,886
Washington Mutual Inc †	165,918	6,699,769

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
Wells Fargo & Co	610,510	$21,019,859
XL Capital Ltd ‘A’ (Cayman)	32,000	2,238,720
Zions Bancorp	17,500	1,479,100

		522,390,534

Health Care - 11.50%

Abbott Laboratories	277,700	15,495,660
Aetna Inc	98,156	4,298,251
Allergan Inc †	26,800	2,969,976
AmerisourceBergen Corp	36,800	1,941,200
Amgen Inc *	212,240	11,859,971
Barr Pharmaceuticals Inc *	19,000	880,650
Bausch & Lomb Inc	9,300	475,788
Baxter International Inc	115,100	6,062,317
Becton Dickinson & Co	43,500	3,344,715
Biogen Idec Inc *	60,430	2,681,883
Biomet Inc	44,065	1,872,322
Boston Scientific Corp *	206,589	3,003,804
Bristol-Myers Squibb Co	350,900	9,740,984
C.R. Bard Inc	19,600	1,558,396
Cardinal Health Inc	75,575	5,513,196
Celgene Corp *	64,400	3,378,424
Coventry Health Care Inc *	28,600	1,603,030
CVS/Caremark Corp	277,890	9,487,151
Eli Lilly & Co	180,900	9,716,139
Express Scripts Inc * †	25,900	2,090,648
Forest Laboratories Inc *	60,300	3,101,832
Genzyme Corp *	45,300	2,718,906
Gilead Sciences Inc *	80,600	6,165,900
Hospira Inc *	27,260	1,114,934
Humana Inc *	28,400	1,647,768
IMS Health Inc	35,190	1,043,722
Johnson & Johnson	530,322	31,957,204
King Pharmaceuticals Inc *	40,133	789,416
Laboratory Corp of America Holdings *	23,300	1,692,279
Manor Care Inc †	16,000	869,760
McKesson Corp	53,439	3,128,319
Medco Health Solutions Inc *	52,785	3,828,522
MedImmune Inc * †	46,000	1,673,940
Medtronic Inc	211,400	10,371,284
Merck & Co Inc	396,600	17,517,822
Millipore Corp * †	9,152	663,246
Mylan Laboratories Inc	44,550	941,787
Patterson Cos Inc * †	24,700	876,603
Pfizer Inc	1,304,097	32,941,490
Quest Diagnostics Inc †	31,600	1,575,892
Schering-Plough Corp	262,200	6,688,722
St. Jude Medical Inc *	64,724	2,434,270
Stryker Corp	55,400	3,654,738
Tenet Healthcare Corp *	88,050	566,162
Thermo Fisher Scientific Inc *	70,500	3,295,875
UnitedHealth Group Inc	244,204	12,935,486
Varian Medical Systems Inc *	24,500	1,168,405
Watson Pharmaceuticals Inc * †	19,200	507,456
WellPoint Inc *	114,136	9,256,462
Wyeth	244,000	12,207,320
Zimmer Holdings Inc *	43,930	3,752,061

		279,062,088

Integrated Oils - 6.94%

Chevron Corp	400,734	29,638,287
ConocoPhillips	298,739	20,418,811
Exxon Mobil Corp	1,040,178	78,481,430
Hess Corp †	46,200	2,562,714
Marathon Oil Corp	66,809	6,602,733
Murphy Oil Corp	30,900	1,650,060
Noble Corp (Cayman)	23,600	1,856,848
Occidental Petroleum Corp	153,100	7,549,361
Schlumberger Ltd (Netherlands)	214,700	14,835,770
Transocean Inc * (Cayman)	59,089	4,827,571

		168,423,585

Materials & Processing - 3.43%

Air Products & Chemicals Inc	40,100	2,962,989
Alcoa Inc	154,972	5,253,551
Allegheny Technologies Inc	17,602	1,877,957
American Standard Cos Inc	32,300	1,712,546
Archer-Daniels-Midland Co	115,194	4,227,620
Ashland Inc	11,700	767,520
Avery Dennison Corp	17,700	1,137,402
Ball Corp	19,400	889,490
Bemis Co Inc	17,900	597,681
E.I. du Pont de Nemours & Co	163,682	8,090,801
Eastman Chemical Co	14,025	888,203
Ecolab Inc	35,780	1,538,540
Fluor Corp	16,300	1,462,436
Freeport-McMoRan Copper & Gold Inc †	67,723	4,482,585
Hercules Inc *	15,100	295,054
International Paper Co †	85,927	3,127,743
Masco Corp	76,600	2,098,840
MeadWestvaco Corp	32,927	1,015,469
Monsanto Co	95,498	5,248,570
Newmont Mining Corp †	84,122	3,532,283
Nucor Corp	58,500	3,810,105
Pactiv Corp *	26,700	900,858
PPG Industries Inc	31,100	2,186,641
Praxair Inc	56,000	3,525,760
Rohm & Haas Co	29,198	1,510,121
Sealed Air Corp	29,320	926,512
Sigma-Aldrich Corp	26,600	1,104,432
Temple-Inland Inc	21,700	1,296,358
The Dow Chemical Co	170,285	7,809,270
The Sherwin-Williams Co †	22,000	1,452,880
United States Steel Corp	22,860	2,267,026
Vulcan Materials Co	16,800	1,956,864
Weyerhaeuser Co	43,300	3,236,242

		83,190,349

Multi-Industry - 4.41%

3M Co	136,700	10,447,981
Brunswick Corp	18,600	592,410
Eaton Corp	26,300	2,197,628
Fortune Brands Inc	26,100	2,057,202
General Electric Co	1,871,700	66,183,312
Honeywell International Inc	151,575	6,981,544
ITT Corp	32,300	1,948,336
Johnson Controls Inc	34,200	3,236,004
Textron Inc	22,700	2,038,460
Tyco International Ltd (Bermuda)	360,883	11,385,859

		107,068,736

Producer Durables - 4.18%

Agilent Technologies Inc *	78,332	2,639,005
Applied Materials Inc †	259,300	4,750,376
Caterpillar Inc	121,000	8,110,630
Centex Corp	23,800	994,364
Cooper Industries Ltd ‘A’ (Bermuda)	30,400	1,367,696
Cummins Inc †	8,300	1,201,176
D.R. Horton Inc †	50,200	1,104,400
Danaher Corp	45,000	3,215,250
Deere & Co	43,500	4,725,840
Dover Corp	35,500	1,732,755
Emerson Electric Co	147,000	6,334,230
Goodrich Corp	21,000	1,081,080
Illinois Tool Works Inc	79,400	4,097,040
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	58,800	2,550,156
KB Home †	15,300	652,851

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
KLA-Tencor Corp †	37,400	$1,994,168
Lennar Corp ‘A’ †	28,002	1,181,965
Lexmark International Inc ‘A’ * †	20,400	1,192,584
Lockheed Martin Corp	66,242	6,426,799
Molex Inc	27,600	778,320
Northrop Grumman Corp	63,720	4,729,298
Novellus Systems Inc * †	24,100	771,682
Pall Corp	20,166	766,308
Parker-Hannifin Corp	20,975	1,810,352
Pitney Bowes Inc	40,100	1,820,139
Pulte Homes Inc	41,100	1,087,506
Rockwell Collins Inc	31,200	2,088,216
Tektronix Inc †	14,700	413,952
Teradyne Inc * †	31,800	525,972
Terex Corp *	19,000	1,363,440
The Boeing Co	145,961	12,977,393
United Technologies Corp	183,400	11,921,000
W.W. Grainger Inc	13,800	1,065,912
Waters Corp *	21,800	1,264,400
Xerox Corp *	168,000	2,837,520

		101,573,775

Technology - 11.97%

ADC Telecommunications Inc *	25,868	433,030
Adobe Systems Inc *	103,900	4,332,630
Advanced Micro Devices Inc * †	90,800	1,185,848
Affiliated Computer Services Inc ‘A’ *	22,000	1,295,360
Altera Corp * †	64,900	1,297,351
Analog Devices Inc	64,700	2,231,503
Apple Inc *	154,200	14,326,722
Applera Corp-Applied Biosystems Group	33,900	1,002,423
Autodesk Inc *	39,940	1,501,744
Avaya Inc *	74,262	877,034
BMC Software Inc *	38,200	1,176,178
Broadcom Corp ‘A’ *	81,464	2,612,550
CA Inc †	88,173	2,284,562
Ciena Corp *	17,771	496,699
Cisco Systems Inc *	1,106,816	28,257,012
Citrix Systems Inc *	30,500	976,915
Cognizant Technology Solutions Corp ‘A’ *	25,400	2,242,058
Computer Sciences Corp *	31,900	1,662,947
Compuware Corp *	59,200	561,808
Corning Inc *	277,991	6,321,515
Dell Inc *	407,800	9,465,038
Electronic Data Systems Corp	89,100	2,466,288
EMC Corp *	424,050	5,873,092
General Dynamics Corp	71,080	5,430,512
Hewlett-Packard Co	490,973	19,707,656
Intel Corp	1,045,720	20,004,624
International Business Machines Corp	275,881	26,004,543
Intuit Inc *	64,600	1,767,456
Jabil Circuit Inc	29,600	633,736
JDS Uniphase Corp * †	42,686	650,108
Juniper Networks Inc *	106,600	2,097,888
L-3 Communications Holdings Inc	20,776	1,817,277
Linear Technology Corp †	55,200	1,743,768
LSI Logic Corp * †	130,700	1,364,508
Maxim Integrated Products Inc	58,504	1,720,018
Micron Technology Inc *	125,100	1,511,208
Microsoft Corp	1,565,972	43,643,640
Motorola Inc	444,202	7,849,049
National Semiconductor Corp †	59,700	1,441,158
NCR Corp *	34,400	1,643,288
Network Appliance Inc *	64,509	2,355,869
Novell Inc *	66,500	480,130
NVIDIA Corp *	66,900	1,925,382
Oracle Corp *	731,336	13,259,122
PerkinElmer Inc	18,800	455,336
PMC-Sierra Inc * †	40,800	286,008
QLogic Corp *	34,900	593,300
QUALCOMM Inc	299,500	12,776,670
Raytheon Co	78,400	4,112,864
Rockwell Automation Inc	31,700	1,897,879
SanDisk Corp * †	34,000	1,489,200
Sanmina-SCI Corp *	104,204	377,219
Solectron Corp *	144,866	456,328
Sun Microsystems Inc *	616,000	3,702,160
Symantec Corp *	186,235	3,221,866
Tellabs Inc *	89,100	882,090
Texas Instruments Inc	274,870	8,273,587
Unisys Corp *	55,800	470,394
Xilinx Inc †	61,400	1,579,822

		290,505,970

Utilities - 7.86%

Allegheny Energy Inc *	26,300	1,292,382
Alltel Corp	67,900	4,209,800
Ameren Corp †	40,000	2,012,000
American Electric Power Co Inc	69,560	3,391,050
AT&T Inc	1,140,379	44,965,144
CenterPoint Energy Inc †	51,729	928,018
CenturyTel Inc	24,650	1,113,934
Citizens Communications Co †	65,800	983,710
CMS Energy Corp	43,700	777,860
Comcast Corp ‘A’ *	451,977	11,728,803
Comcast Corp Special ‘A’ *	123,255	3,139,305
Consolidated Edison Inc †	46,000	2,348,760
Constellation Energy Group Inc	30,750	2,673,712
Dominion Resources Inc	62,585	5,555,670
DTE Energy Co †	35,600	1,705,240
Duke Energy Corp	222,472	4,513,957
Edison International	58,300	2,864,279
Embarq Corp	26,291	1,481,498
Entergy Corp	39,600	4,154,832
Exelon Corp	118,924	8,171,268
FirstEnergy Corp	57,880	3,833,971
FPL Group Inc	74,800	4,575,516
Integrys Energy Group Inc	12,720	706,087
KeySpan Corp	28,322	1,165,450
Kinder Morgan Inc	20,800	2,214,160
Nicor Inc †	6,000	290,520
NiSource Inc	45,773	1,118,692
PG&E Corp †	66,500	3,209,955
Pinnacle West Capital Corp †	16,000	772,000
PPL Corp	64,832	2,651,629
Progress Energy Inc	47,800	2,411,032
Public Service Enterprise Group Inc	43,500	3,612,240
Questar Corp	15,900	1,418,439
Qwest Communications International Inc * †	279,192	2,509,936
Sempra Energy	44,458	2,712,383
Spectra Energy Corp	111,236	2,922,170
Sprint Nextel Corp	545,427	10,341,296
TECO Energy Inc †	32,700	562,767
The AES Corp *	119,082	2,562,645
The Southern Co †	131,000	4,801,150
TXU Corp	85,920	5,507,472
Verizon Communications Inc	525,554	19,929,008
Windstream Corp	77,686	1,141,207
Xcel Energy Inc †	70,179	1,732,720

		190,713,667

Total Common Stocks (Cost $1,987,002,088)		2,322,204,425

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.08%

Repurchase Agreement - 4.08%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $99,100,911; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $101,048,103)	$99,065,000	$99,065,000

Total Short-Term Investment (Cost $99,065,000)		99,065,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.77% (Cost $2,086,067,088)		2,421,269,425

	Shares
SECURITIES LENDING COLLATERAL - 4.68%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $113,670,236)	113,670,236	113,670,236

TOTAL INVESTMENTS - 104.45% (Cost $2,199,737,324)		2,534,939,661

OTHER ASSETS & LIABILITIES, NET - (4.45%)		(108,063,984)

NET ASSETS - 100.00%		$2,426,875,677

Note to Schedule of Investments
(a) The amount of $5,000,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

S&P 500 (06/07)	295	$103,619,748	$1,930,219

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.42%

Autos & Transportation - 3.19%

AAR Corp *	27,000	$744,120
ABX Air Inc *	43,100	295,235
Accuride Corp *	10,000	146,000
Aftermarket Technology Corp * †	14,528	352,740
AirTran Holdings Inc * †	67,200	690,144
Alaska Air Group Inc * †	27,000	1,028,700
American Axle & Manufacturing Holdings Inc †	34,000	929,900
American Commercial Lines Inc *	42,800	1,346,060
American Railcar Industries Inc †	3,900	116,259
Arctic Cat Inc	13,700	267,013
Arkansas Best Corp †	20,700	735,885
ArvinMeritor Inc	48,600	886,950
Atlas Air Worldwide Holdings Inc * †	16,600	875,318
Bandag Inc	8,700	441,003
Bristow Group Inc * †	19,400	707,130
Celadon Group Inc *	13,700	228,790
Commercial Vehicle Group Inc *	11,950	246,170
Cooper Tire & Rubber Co †	44,200	808,418
Dynamex Inc *	5,300	134,832
EGL Inc *	23,250	921,397
ExpressJet Holdings Inc *	35,300	206,152
Fleetwood Enterprises Inc * †	52,700	416,857
Florida East Coast Industries Inc	25,700	1,611,133
Forward Air Corp	23,350	767,748
FreightCar America Inc	10,300	496,151
Frontier Airlines Holdings Inc * †	33,700	202,537
Fuel Systems Solutions Inc *	10,450	193,534
Genesee & Wyoming Inc ‘A’ * †	26,750	711,818
GulfMark Offshore Inc * †	12,994	567,188
Heartland Express Inc †	49,443	785,155
Horizon Lines Inc ‘A’ †	10,600	347,892
Hub Group Inc ‘A’ *	29,600	858,104
JetBlue Airways Corp * †	124,700	1,435,297
Keystone Automotive Industries Inc *	11,900	401,030
Knight Transportation Inc †	42,393	755,443
Lear Corp * †	53,870	1,966,794
Marine Products Corp	7,350	70,340
Marten Transport Ltd * †	8,200	130,216
Mesa Air Group Inc *	26,800	201,804
Miller Industries Inc * †	4,400	95,964
Modine Manufacturing Co †	28,100	643,490
Monaco Coach Corp †	24,725	393,869
Noble International Ltd †	8,450	141,791
Old Dominion Freight Line Inc *	20,800	599,248
P.A.M. Transportation Services Inc *	2,300	47,426
Pacer International Inc	27,800	748,932
Patriot Transportation Holding Inc * †	200	17,922
PHI Inc * †	7,700	208,362
Polaris Industries Inc †	28,600	1,372,228
Quality Distribution Inc * †	2,400	20,760
Quantum Fuel Systems Technologies Worldwide Inc * †	32,100	39,162
Republic Airways Holdings Inc * †	19,800	454,608
Saia Inc *	13,450	319,438
Sauer-Danfoss Inc	4,400	132,440
Skywest Inc	48,900	1,311,987
Superior Industries International Inc †	19,300	402,019
Tenneco Inc * †	35,400	901,284
The Greenbrier Cos Inc †	7,800	208,260
Titan International Inc †	8,700	220,371
U.S. Xpress Enterprises Inc ‘A’ *	9,100	157,066
Universal Truckload Services Inc * †	4,400	106,524
USA Truck Inc *	3,300	51,282
Visteon Corp *	95,300	813,862
Wabash National Corp †	25,200	388,584
Werner Enterprises Inc †	38,050	691,368
Westinghouse Air Brake Technologies Corp †	35,910	1,238,536
Winnebago Industries Inc	24,100	810,483

		36,564,523

Consumer Discretionary - 17.36%

1-800-FLOWERS.COM Inc ‘A’ *	18,100	140,818
24/7 Real Media Inc *	29,600	237,688
99 Cents Only Stores *	35,000	515,550
A.C. Moore Arts & Crafts Inc *	10,300	219,802
Aaron Rents Inc	32,074	848,037
ABM Industries Inc	34,000	897,260
Administaff Inc	17,200	605,440
Aeropostale Inc *	40,400	1,625,292
AFC Enterprises Inc *	25,100	503,255
Ambassadors Group Inc †	15,300	508,572
Ambassadors International Inc †	2,500	115,350
AMERCO * †	7,600	531,924
American Greetings Corp ‘A’	35,700	828,597
American Woodmark Corp †	11,200	411,712
America’s Car-Mart Inc * †	9,500	126,920
Ameristar Casinos Inc	19,100	613,301
AMN Healthcare Services Inc *	20,279	458,711
Applebee’s International Inc †	50,300	1,246,434
aQuantive Inc * †	56,300	1,571,333
Arbitron Inc	24,800	1,164,360
Asbury Automotive Group Inc	7,800	220,350
Bally Technologies Inc * †	38,600	910,188
Bally Total Fitness Holding Corp * †	20,100	12,462
Barrett Business Services Inc	1,800	41,490
bebe stores inc †	14,000	243,320
Belo Corp ‘A’	61,600	1,150,072
Big 5 Sporting Goods Corp †	13,400	347,328
Big Lots Inc * †	88,400	2,765,152
BJ’s Restaurants Inc * †	10,200	215,526
Blockbuster Inc ‘A’ * †	132,400	852,656
Blue Nile Inc * †	12,800	520,448
Blyth Inc	19,100	403,201
Bob Evans Farms Inc	26,500	979,175
Books-A-Million Inc †	14,600	207,904
Borders Group Inc †	43,300	884,186
Bowne & Co Inc	28,900	454,597
Bright Horizons Family Solutions Inc *	19,400	732,350
Brightpoint Inc *	37,190	425,454
Brown Shoe Co Inc	21,000	882,000
Buffalo Wild Wings Inc *	7,200	458,640
Build-A-Bear Workshop Inc * †	9,700	266,459
Cabela’s Inc * †	23,700	587,997
Cache Inc *	8,950	158,862
California Pizza Kitchen Inc * †	18,100	595,309
Callaway Golf Co †	59,400	936,144
Carmike Cinemas Inc	13,000	301,600
Carter’s Inc *	39,500	1,000,930
Casella Waste Systems Inc ‘A’ *	16,300	159,088
Casual Male Retail Group Inc * †	28,700	339,521
Catalina Marketing Corp	34,600	1,092,668
CBIZ Inc * †	36,794	261,237
CBRL Group Inc	25,400	1,176,020
CDI Corp †	11,900	344,148
CEC Entertainment Inc *	26,100	1,084,194
Central European Distribution Corp *	23,473	683,299
Central Garden & Pet Co ‘A’ *	54,198	796,711
Central Parking Corp	1,700	37,706
Century Casinos Inc * †	8,500	70,125
Cenveo Inc *	43,300	1,052,190
Charlotte Russe Holding Inc *	11,400	329,118
Charming Shoppes Inc * †	91,700	1,187,515
Charter Communications Inc ‘A’ * †	338,700	944,973
Chemed Corp	17,600	861,696

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Cherokee Inc	5,700	$245,442
Chipotle Mexican Grill Inc ‘B’ *	19,500	1,119,300
Christopher & Banks Corp †	29,300	570,471
Churchill Downs Inc †	5,700	258,723
Citadel Broadcasting Corp	27,300	259,623
Citi Trends Inc * †	4,500	192,330
CKE Restaurants Inc	44,300	835,498
CKX Inc *	32,600	361,860
CMGI Inc *	342,000	725,040
CNET Networks Inc * †	110,900	965,939
Coinmach Service Corp ‘A’	11,100	117,771
Coinstar Inc * †	22,800	713,640
Columbia Sportswear Co	7,700	479,787
Conn’s Inc * †	3,300	81,675
Consolidated Graphics Inc * †	7,800	577,590
Core-Mark Holding Co Inc *	5,400	192,672
Corinthian Colleges Inc * †	63,800	877,250
Cornell Cos Inc *	3,600	72,792
Cosi Inc * †	15,500	86,490
Cost Plus Inc * †	20,375	203,750
CoStar Group Inc *	12,400	554,032
Courier Corp	6,875	268,606
Covad Communications Group Inc * †	193,300	245,491
Cox Radio Inc ‘A’ *	26,800	365,820
CRA International Inc *	8,400	438,312
Crocs Inc * †	5,200	245,700
Cross Country Healthcare Inc * †	23,800	433,874
Crown Media Holdings Inc ‘A’ * †	15,500	82,615
CSK Auto Corp * †	30,100	517,720
CSS Industries Inc	6,827	255,876
Cumulus Media Inc ‘A’ * †	42,900	402,402
DEB Shops Inc	800	21,664
Deckers Outdoor Corp *	9,500	674,690
dELiA*s Inc *	18,246	167,498
Denny’s Corp *	82,800	405,720
DeVry Inc	45,100	1,323,685
Diamond Management & Technology Consultants Inc	21,600	252,504
Directed Electronics Inc * †	2,300	20,608
Dollar Thrifty Automotive Group Inc *	19,500	995,280
Domino’s Pizza Inc	26,850	871,820
Dover Downs Gaming & Entertainment Inc	14,460	186,245
Dover Motorsports Inc †	15,500	81,375
drugstore.com inc *	55,500	143,190
DSW Inc ‘A’ *	14,100	595,161
DTS Inc *	13,000	314,990
DynCorp International Inc ‘A’ * †	12,300	185,607
EarthLink Inc *	90,200	662,970
Educate Inc *	11,800	90,388
Elizabeth Arden Inc *	19,200	418,944
Emmis Communications Corp ‘A’ †	24,400	205,936
Entercom Communications Corp ‘A’ †	23,400	659,412
Entravision Communications Corp ‘A’ *	44,800	418,432
Ethan Allen Interiors Inc †	24,500	865,830
Exponent Inc * †	11,900	237,405
Ezcorp Inc ‘A’ *	30,600	450,738
First Advantage Corp ‘A’ *	4,100	98,277
First Consulting Group Inc *	9,500	86,450
Fisher Communications Inc *	5,100	247,860
Forrester Research Inc *	10,300	292,108
Fossil Inc * †	32,100	849,687
Fred’s Inc †	28,367	416,995
FTD Group Inc †	9,500	157,035
FTI Consulting Inc * †	29,574	993,391
Furniture Brands International Inc †	33,400	527,052
G&K Services Inc ‘A’ †	16,500	598,620
Gaiam Inc ‘A’ *	15,400	242,396
Gatehouse Media Inc	12,420	252,126
Gaylord Entertainment Co * †	30,100	1,591,387
Gemstar-TV Guide International Inc *	183,600	769,284
Genesco Inc * †	18,800	780,764
Gevity HR Inc	21,800	430,332
Global Imaging Systems Inc * †	39,200	764,400
Gray Television Inc †	31,700	330,314
Great Wolf Resorts Inc *	18,300	242,109
Group 1 Automotive Inc	19,700	783,469
GSI Commerce Inc *	27,600	623,484
Guess? Inc †	27,400	1,109,426
Guitar Center Inc * †	18,600	839,232
Harris Interactive Inc *	40,100	241,803
Hartmarx Corp * †	17,200	127,280
Haverty Furniture Cos Inc	16,700	233,800
Heidrick & Struggles International Inc *	15,800	765,510
Hibbett Sports Inc *	26,612	760,837
Home Solutions of America Inc * †	35,000	166,250
Hooker Furniture Corp †	6,000	120,300
Hot Topic Inc *	34,350	381,285
Hudson Highland Group Inc *	22,700	353,893
Iconix Brand Group Inc * †	22,500	459,000
ICT Group Inc *	2,900	50,750
IHOP Corp †	13,600	797,640
IKON Office Solutions Inc †	76,200	1,094,994
InfoSpace Inc *	21,800	559,606
infoUSA Inc	24,900	239,538
Insight Enterprises Inc * †	39,325	707,064
Inter Parfums Inc	5,000	105,000
Internap Network Services Corp *	18,380	289,485
inVentiv Health Inc *	21,600	827,064
iPass Inc * †	45,500	228,865
Isle of Capri Casinos Inc *	11,600	297,192
J. Crew Group Inc *	18,160	729,487
Jack in the Box Inc * †	26,900	1,859,597
Jackson Hewitt Tax Service Inc †	26,100	839,898
Jakks Pacific Inc *	20,400	487,560
Jo-Ann Stores Inc * †	17,784	484,614
Jos. A. Bank Clothiers Inc * †	15,827	559,484
Journal Communications Inc ‘A’ †	24,100	315,951
Journal Register Co	25,600	152,576
K2 Inc *	29,000	350,610
Kellwood Co	22,200	651,126
Kelly Services Inc ‘A’ †	16,600	534,520
Kenexa Corp * †	13,400	417,142
Kenneth Cole Productions Inc ‘A’	10,450	268,252
Kforce Inc * †	21,500	296,055
Korn/Ferry International * †	30,700	704,258
Krispy Kreme Doughnuts Inc * †	44,800	456,512
K-Swiss Inc ‘A’ †	19,100	516,082
Labor Ready Inc *	41,600	789,984
Lakes Entertainment Inc * †	12,300	137,145
Landry’s Restaurants Inc	12,100	358,160
Lawson Products Inc	4,717	178,680
La-Z-Boy Inc †	39,300	486,534
LeapFrog Enterprises Inc *	31,700	339,190
LECG Corp * †	15,100	218,648
Lee Enterprises Inc	30,500	916,525
Life Time Fitness Inc * †	20,350	1,046,193
Lifetime Brands Inc	8,200	171,298
Lightbridge Inc * †	24,400	428,708
LIN TV Corp ‘A’ *	28,700	456,330
Liquidity Services Inc *	9,800	166,012
Lithia Motors Inc ‘A’ †	11,100	304,251
Live Nation Inc * †	43,600	961,816
LKQ Corp * †	29,200	638,312
LodgeNet Entertainment Corp *	15,932	489,431
Lodgian Inc *	15,100	201,736
LoJack Corp * †	17,000	322,660
Luby’s Inc *	15,800	154,366
Magna Entertainment Corp ‘A’ *	46,200	168,168

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Maidenform Brands Inc *	10,800	$249,156
Mannatech Inc †	12,100	194,326
Marchex Inc ‘B’	16,500	252,780
Marcus Corp †	15,900	369,834
MarineMax Inc * †	9,800	227,164
Martha Stewart Living Omnimedia Inc ‘A’ †	18,700	318,087
Marvel Entertainment Inc * †	39,300	1,090,575
Matthews International Corp ‘A’ †	23,800	968,660
MAXIMUS Inc †	13,000	448,240
McCormick & Schmick’s Seafood Restaurants Inc *	5,300	142,093
Media General Inc ‘A’ †	14,200	541,872
Midas Inc *	14,800	319,236
Midway Games Inc * †	26,400	165,000
Monarch Casino & Resort Inc *	5,500	143,000
Monro Muffler Brake Inc †	8,750	307,125
Morgans Hotel Group Co * †	9,700	203,797
Morton’s Restaurant Group Inc * †	1,900	33,801
Movado Group Inc †	16,600	488,870
MPS Group Inc *	76,900	1,088,135
MTR Gaming Group Inc *	23,600	308,688
Multimedia Games Inc * †	25,000	297,500
MWI Veterinary Supply Inc *	2,000	66,000
National CineMedia Inc *	30,920	825,564
National Presto Industries Inc †	4,300	265,052
Nautilus Inc †	24,325	375,335
Navigant Consulting Inc *	35,100	693,576
Net 1 U.E.P.S. Technologies Inc *	33,500	833,480
Netflix Inc * †	31,600	732,804
NetRatings Inc *	9,800	203,840
New York & Co Inc *	10,900	172,111
NIC Inc	28,300	151,688
Nu Skin Enterprises Inc ‘A’ †	42,600	703,752
Oakley Inc	20,400	410,856
O’Charley’s Inc *	20,500	395,445
On Assignment Inc *	13,500	167,535
Outdoor Channel Holdings Inc *	4,200	42,924
Overstock.com Inc * †	10,800	179,280
Oxford Industries Inc	11,900	588,336
P.F. Chang’s China Bistro Inc * †	22,000	921,360
Pacific Sunwear of California Inc *	53,900	1,122,737
Papa John’s International Inc *	18,600	546,840
ParkerVision Inc * †	9,000	118,890
Parlux Fragrances Inc * †	14,300	79,794
Payless ShoeSource Inc *	49,300	1,636,760
PeopleSupport Inc * †	18,000	206,100
Perficient Inc * †	8,900	176,042
Perry Ellis International Inc * †	13,350	427,066
PetMed Express Inc *	17,800	210,930
PHH Corp *	39,400	1,204,064
Phillips-Van Heusen Corp	43,300	2,546,040
Pier 1 Imports Inc †	61,400	424,274
Pinnacle Entertainment Inc * †	46,500	1,351,755
Playboy Enterprises Inc ‘B’ * †	22,300	229,467
Playtex Products Inc * †	33,600	455,952
Pre-Paid Legal Services Inc * †	9,200	461,012
Prestige Brands Holdings Inc *	24,600	291,510
priceline.com Inc *	19,349	1,030,528
PriceSmart Inc * †	400	6,144
PRIMEDIA Inc * †	144,100	383,306
Private Media Group Inc * †	6,800	16,728
Progressive Gaming International Corp * †	27,000	121,500
Quiksilver Inc * †	84,100	975,560
Radio One Inc ‘D’ *	56,200	363,052
RARE Hospitality International Inc * †	28,175	847,786
RC2 Corp *	13,200	533,148
Red Robin Gourmet Burgers Inc *	12,300	477,486
Regis Corp	33,800	1,364,506
Renaissance Learning Inc †	5,800	76,386
Rent-A-Center Inc * †	48,300	1,351,434
Resources Connection Inc * †	35,600	1,138,844
Restoration Hardware Inc *	29,300	192,208
Retail Ventures Inc *	11,200	235,760
Revlon Inc ‘A’ * †	142,797	149,937
Riviera Holdings Corp *	5,400	150,930
Rollins Inc	25,425	585,029
Ruby Tuesday Inc †	43,700	1,249,820
Rush Enterprises Inc ‘A’ * †	14,700	282,387
Russ Berrie & Co Inc *	12,400	174,840
Ruth’s Chris Steak House Inc * †	8,700	177,132
Salem Communications Holding Corp ‘A’ †	7,400	92,500
Schawk Inc	8,400	152,124
Scholastic Corp * †	24,800	771,280
School Specialty Inc * †	18,100	653,591
Sealy Corp	10,100	176,548
Select Comfort Corp * †	41,850	744,930
Shoe Carnival Inc *	6,200	206,460
Shuffle Master Inc * †	27,875	508,719
Sinclair Broadcast Group Inc ‘A’	33,700	520,665
SIRVA Inc * †	29,400	104,958
Six Flags Inc * †	61,400	369,014
Skechers U.S.A. Inc ‘A’ * †	10,900	365,913
Sohu.com Inc *	21,100	452,173
Sonic Automotive Inc ‘A’	19,000	541,500
Sonic Corp *	45,760	1,019,533
Source Interlink Cos Inc *	32,000	214,720
Spanish Broadcasting System Inc ‘A’ * †	32,950	131,800
Spectrum Brands Inc * †	23,200	146,856
Speedway Motorsports Inc	11,300	437,875
Spherion Corp *	49,360	435,355
Stage Stores Inc †	32,398	755,197
Stamps.com Inc *	15,849	227,750
Standard Parking Corp *	1,500	53,055
Stanley Furniture Co Inc	12,000	249,600
StarTek Inc	12,500	122,375
Stein Mart Inc †	19,400	316,608
Steinway Musical Instruments Inc †	5,400	174,258
Steven Madden Ltd	17,500	511,000
Stewart Enterprises Inc ‘A’	79,900	643,994
Strayer Education Inc	11,600	1,450,000
Sun-Times Media Group Inc ‘A’	66,700	330,832
Synagro Technologies Inc	65,300	372,210
Take-Two Interactive Software Inc * †	48,400	974,776
TeleTech Holdings Inc *	29,700	1,089,693
Tempur-Pedic International Inc †	32,800	852,472
Tetra Tech Inc * †	42,518	810,393
Texas Roadhouse Inc ‘A’ *	36,600	521,550
The Advisory Board Co * †	13,800	698,556
The Bon-Ton Stores Inc	7,800	438,672
The Buckle Inc †	7,649	273,069
The Cato Corp ‘A’	25,100	587,089
The Children’s Place Retail Stores Inc *	17,700	986,952
The Dress Barn Inc *	37,140	772,883
The Finish Line Inc ‘A’ †	29,800	375,480
The Geo Group Inc * †	17,250	781,770
The Gymboree Corp * †	26,400	1,057,848
The Knot Inc * †	13,500	290,655
The Men’s Wearhouse Inc †	32,900	1,547,945
The Pantry Inc * †	15,600	705,432
The Pep Boys-Manny, Moe & Jack †	43,000	820,870
The Providence Service Corp * †	12,300	291,756
The Steak n Shake Co *	20,860	349,822
The Stride Rite Corp	32,500	500,175
The Talbots Inc	16,700	394,454
The Timberland Co ‘A’ * †	34,000	885,020
The Topps Co Inc	25,500	247,860
The Warnaco Group Inc *	32,500	923,000
The Wet Seal Inc ‘A’ * †	39,700	260,035

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
THQ Inc *	51,300	$1,753,947
TiVo Inc * †	64,700	410,845
Travelzoo Inc *	3,500	128,695
Triarc Cos Inc ‘B’ †	42,400	728,856
True Religion Apparel Inc * †	12,800	207,872
Trump Entertainment Resorts Inc * †	17,000	307,190
Tuesday Morning Corp	26,600	394,744
Tupperware Brands Corp †	42,800	1,067,004
Tween Brands Inc * †	26,600	950,152
Under Armour Inc ‘A’ * †	17,200	882,360
UniFirst Corp	6,700	257,079
United Natural Foods Inc *	31,200	955,968
United Online Inc	43,650	612,410
United Stationers Inc *	23,400	1,402,128
Universal Electronics Inc *	10,200	284,172
Universal Technical Institute Inc *	17,000	392,360
USANA Health Sciences Inc *	8,900	417,143
Vail Resorts Inc * †	22,400	1,216,992
Valassis Communications Inc * †	36,800	632,592
ValueClick Inc *	70,060	1,830,668
ValueVision Media Inc ‘A’ *	22,600	279,336
Vertrue Inc *	7,300	351,203
Viad Corp	16,400	633,040
Volcom Inc *	6,600	226,776
Volt Information Sciences Inc *	11,400	298,566
Waste Connections Inc * †	53,250	1,594,305
Waste Industries USA Inc †	2,000	54,940
Waste Services Inc * †	15,567	154,733
Watson Wyatt Worldwide Inc ‘A’	31,280	1,521,772
WebSideStory Inc * †	17,100	221,445
West Marine Inc *	11,500	209,415
Westwood One Inc †	44,400	305,028
Weyco Group Inc †	800	20,784
Wireless Facilities Inc * †	38,700	50,310
WMS Industries Inc * †	18,500	725,940
Wolverine World Wide Inc	44,000	1,257,080
World Fuel Services Corp †	20,400	943,704
World Wrestling Entertainment Inc ‘A’ †	14,500	236,350
Zale Corp * †	35,400	933,852
Zumiez Inc *	8,400	337,008

		198,674,718

Consumer Staples - 2.15%

Alliance One International Inc *	79,000	729,170
Arden Group Inc ‘A’ †	800	106,800
Aurora Foods Inc *	400	—
Casey’s General Stores Inc †	37,300	932,873
Chiquita Brands International Inc †	27,000	378,540
Coca-Cola Bottling Co Consolidated	3,400	192,542
Diamond Foods Inc †	8,300	138,195
Farmer Bros. Co †	4,900	111,230
Flowers Foods Inc †	38,675	1,166,825
Green Mountain Coffee Roasters Inc * †	1,900	119,795
Imperial Sugar Co †	7,400	248,122
Ingles Markets Inc ‘A’	12,700	518,668
J&J Snack Foods Corp	10,100	398,849
Jones Soda Co * †	22,500	454,950
Lance Inc †	25,300	512,072
Longs Drug Stores Corp	21,600	1,115,424
M&F Worldwide Corp * †	7,300	347,553
Maui Land & Pineapple Co Inc * †	2,500	90,375
Medifast Inc * †	11,500	82,340
Nash Finch Co †	12,800	441,088
National Beverage Corp *	5,600	98,224
NBTY Inc *	43,300	2,296,632
Pathmark Stores Inc *	46,300	592,640
Peet’s Coffee & Tea Inc *	12,320	340,278
Performance Food Group Co *	28,600	882,882
Pilgrim’s Pride Corp	27,500	912,725
Premium Standard Farms Inc	10,200	214,608
Ralcorp Holdings Inc * †	21,824	1,403,283
Reddy Ice Holdings Inc †	16,000	482,880
Ruddick Corp	29,000	872,320
Sanderson Farms Inc	14,550	539,223
Schweitzer-Mauduit International Inc †	13,800	342,930
Seaboard Corp †	300	678,000
Sensient Technologies Corp †	34,300	884,254
Smart & Final Inc *	10,300	224,231
Spartan Stores Inc †	15,600	418,080
The Boston Beer Co Inc ‘A’ * †	10,200	340,170
The Great Atlantic & Pacific Tea Co Inc †	12,000	398,160
The Hain Celestial Group Inc * †	23,000	691,610
Tootsie Roll Industries Inc †	23,766	712,274
TreeHouse Foods Inc *	19,800	603,306
Universal Corp	19,000	1,165,650
Vector Group Ltd †	30,834	576,895
Weis Markets Inc	9,400	420,180
Wild Oats Markets Inc *	24,700	449,540

		24,626,386

Energy - 3.72%

Allis-Chalmers Energy Inc * †	6,100	96,075
Alon USA Energy Inc †	8,900	322,180
Alpha Natural Resources Inc *	35,100	548,613
Arena Resources Inc *	5,800	290,696
Atlas America Inc *	12,849	725,840
ATP Oil & Gas Corp * †	15,200	571,520
Atwood Oceanics Inc *	21,900	1,285,311
Aurora Oil & Gas Corp *	38,000	99,180
Aventine Renewable Energy Holdings Inc * †	25,230	459,691
Basic Energy Services Inc *	6,300	146,790
Berry Petroleum Co ‘A’	23,800	729,708
Bill Barrett Corp *	18,200	589,862
Bois d’Arc Energy Inc *	7,000	92,610
Brigham Exploration Co * †	41,900	260,618
Bronco Drilling Co Inc * †	6,900	114,333
Callon Petroleum Co * †	13,900	188,623
Capstone Turbine Corp * †	57,000	60,420
CARBO Ceramics Inc †	16,800	782,040
Carrizo Oil & Gas Inc *	18,100	632,776
Clayton Williams Energy Inc * †	5,000	141,850
Complete Production Services Inc * †	15,200	302,632
Comstock Resources Inc *	31,800	870,684
Crosstex Energy Inc †	16,800	483,000
Dawson Geophysical Co *	8,300	411,099
Delek U.S. Holdings Inc	2,100	40,173
Dril-Quip Inc *	18,400	796,352
Edge Petroleum Corp * †	16,500	206,580
Encore Acquisition Co * †	37,750	913,172
Energy Partners Ltd *	31,900	578,985
Evergreen Energy Inc * †	54,500	358,065
Evergreen Solar Inc * †	53,500	521,625
EXCO Resources Inc * †	30,100	499,058
FuelCell Energy Inc *	39,300	308,898
Gasco Energy Inc * †	54,300	132,492
GeoGlobal Resources Inc * †	12,500	76,375
Goodrich Petroleum Corp * †	9,900	332,937
Grey Wolf Inc *	141,800	950,060
Gulf Island Fabrication Inc †	9,900	264,726
Gulfport Energy Corp *	2,700	36,072
Hanover Compressor Co *	71,300	1,586,425
Harvest Natural Resources Inc * †	32,800	319,472
Hercules Offshore Inc * †	12,200	320,372
Hornbeck Offshore Services Inc * †	15,350	439,778
Hydril Co LP *	13,500	1,299,240
Input/Output Inc * †	52,400	722,072
International Coal Group Inc * †	75,800	397,950
James River Coal Co * †	10,300	76,941

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Lufkin Industries Inc	10,100	$567,418
Mariner Energy Inc * †	49,500	946,935
MarkWest Hydrocarbon Inc †	850	52,700
Matrix Service Co *	10,500	212,415
McMoRan Exploration Co * †	22,200	304,362
Meridian Resource Corp *	74,600	179,786
Metretek Technologies Inc * †	14,600	194,764
NATCO Group Inc ‘A’ * †	12,900	440,148
Newpark Resources Inc * †	72,800	513,240
Oil States International Inc * †	33,800	1,084,642
Ormat Technologies Inc	3,900	163,644
Pacific Ethanol Inc * †	18,100	308,243
Parallel Petroleum Corp *	23,700	543,915
Parker Drilling Co *	87,900	825,381
Penn Virginia Corp	13,800	1,012,920
Petrohawk Energy Corp * †	109,262	1,438,981
Petroleum Development Corp * †	14,300	766,051
PetroQuest Energy Inc *	33,700	393,953
Pioneer Drilling Co * †	26,100	331,209
Plug Power Inc *	42,742	135,065
Quest Resource Corp * †	9,500	87,115
Rentech Inc * †	91,200	286,368
Resource America Inc ‘A’ †	11,600	274,108
Rosetta Resources Inc *	37,400	768,196
RPC Inc †	27,862	464,181
Stone Energy Corp *	19,551	580,469
Sulphco Inc * †	18,900	64,638
Superior Well Services Inc * †	6,900	157,665
Swift Energy Co *	22,600	944,002
Syntroleum Corp * †	37,000	115,440
T-3 Energy Services Inc *	800	16,096
The Exploration Co of Delaware Inc * †	27,000	292,950
The Houston Exploration Co *	23,100	1,246,245
Toreador Resources Corp * †	9,500	172,425
Transmeridian Exploration Inc * †	41,800	119,548
Trico Marine Services Inc *	6,000	223,560
Union Drilling Inc * †	4,700	66,740
Universal Compression Holdings Inc * †	20,600	1,394,208
VeraSun Energy Corp * †	15,290	303,812
Warren Resources Inc * †	34,600	450,838
Western Refining Inc †	14,000	546,280
Westmoreland Coal Co * †	2,400	48,360
W-H Energy Services Inc *	23,500	1,098,390
Whiting Petroleum Corp *	27,350	1,077,863

		42,599,240

Financial Services - 19.66%

1st Source Corp †	9,373	245,291
21st Century Insurance Group	24,200	513,040
Acadia Realty Trust REIT	23,500	612,645
Accredited Home Lenders Holding Co * †	17,281	160,195
Advance America Cash Advance Centers Inc	50,000	769,500
Advanta Corp ‘B’ †	14,300	626,912
Advent Software Inc * †	18,000	627,660
Affirmative Insurance Holdings Inc	10,200	176,460
Agree Realty Corp REIT †	8,600	293,604
Alabama National Bancorp †	11,100	785,991
Alexander’s Inc REIT *	1,500	617,550
Alexandria Real Estate Equities Inc REIT †	23,080	2,316,540
Alfa Corp †	24,100	445,368
AMCORE Financial Inc	16,200	514,350
American Campus Communities Inc REIT †	16,500	499,785
American Equity Investment Life Holding Co	34,100	447,733
American Financial Realty Trust REIT †	86,800	874,944
American Home Mortgage Investment Corp REIT †	34,801	939,279
American Physicians Capital Inc *	9,900	396,792
AmericanWest Bancorp †	11,360	244,694
Ameris Bancorp †	9,640	235,987
Anchor BanCorp Wisconsin Inc †	17,700	501,795
Anthracite Capital Inc REIT	36,800	441,600
Anworth Mortgage Asset Corp REIT	44,100	430,857
Apollo Investment Corp †	71,420	1,528,389
Arbor Realty Trust Inc REIT †	12,600	383,544
Ares Capital Corp †	37,774	686,354
Argonaut Group Inc *	24,800	802,528
Arrow Financial Corp †	6,468	144,883
Ashford Hospitality Trust Inc REIT †	41,000	489,540
Asset Acceptance Capital Corp * †	9,400	145,418
Asta Funding Inc †	10,500	453,390
Baldwin & Lyons Inc ‘B’	8,600	218,870
BancFirst Corp	5,200	241,020
BancTrust Financial Group Inc	4,700	99,452
Bank Mutual Corp †	38,347	436,005
Bank of Granite Corp	11,937	213,911
Bank of the Ozarks Inc †	8,800	252,736
BankAtlantic Bancorp Inc ‘A’	34,900	382,504
BankFinancial Corp	18,100	294,487
Bankrate Inc * †	9,400	331,256
BankUnited Financial Corp ‘A’ †	23,600	500,556
Banner Corp	7,100	295,005
Berkshire Hills Bancorp Inc †	6,400	215,360
BFC Financial Corp ‘A’ * †	18,800	82,720
BioMed Realty Trust Inc REIT	49,010	1,288,963
Boston Private Financial Holdings Inc †	25,870	722,290
Bristol West Holdings Inc †	11,300	250,521
Brookline Bancorp Inc †	45,042	570,682
Cadence Financial Corp	11,541	230,820
Calamos Asset Management Inc ‘A’	17,100	381,672
Camden National Corp †	3,700	160,580
Capital City Bank Group Inc †	9,656	321,545
Capital Corp of the West	7,040	186,912
Capital Lease Funding Inc REIT †	32,600	349,146
Capital Southwest Corp	1,700	261,239
Capital Trust Inc ‘A’ REIT	7,300	332,661
Capitol Bancorp Ltd †	9,000	331,650
Cardinal Financial Corp †	14,200	141,716
Cascade Bancorp †	19,125	496,102
Cash America International Inc	24,200	992,200
Cass Information Systems Inc †	1,800	60,768
Cathay General Bancorp	35,448	1,204,523
Cedar Shopping Centers Inc REIT †	21,400	346,680
Centennial Bank Holdings Inc *	43,700	378,005
Center Financial Corp †	8,400	166,068
Centerstate Banks of Florida Inc †	2,300	40,641
Central Pacific Financial Corp †	21,098	771,554
CharterMac	38,600	746,910
Chemical Financial Corp	18,540	552,307
Chittenden Corp	31,917	963,574
Citizens Banking Corp †	59,162	1,311,030
Citizens First Bancorp Inc †	3,400	77,452
City Bank †	9,600	308,256
City Holding Co	14,906	602,948
Clayton Holdings Inc *	2,200	33,748
Clifton Savings Bancorp Inc	6,200	74,028
CNA Surety Corp * †	8,000	168,800
Coastal Financial Corp	12,424	194,187
CoBiz Inc	10,925	217,517
Cohen & Steers Inc †	5,600	241,248
Columbia Bancorp †	3,700	88,837
Columbia Banking System Inc †	11,875	400,544
Community Bancorp *	4,600	141,450
Community Bank System Inc †	21,800	456,056
Community Banks Inc †	17,665	421,664
Community Trust Bancorp Inc	11,085	401,610
CompuCredit Corp * †	14,800	462,056
Corporate Office Properties Trust REIT †	24,700	1,128,296
Corus Bankshares Inc †	32,500	554,450

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Cousins Properties Inc REIT †	28,300	$929,938
Crawford & Co ‘B’	23,600	136,880
Credit Acceptance Corp * †	4,530	123,171
Crescent Real Estate Equity Co REIT	53,300	1,069,198
CVB Financial Corp	49,685	591,252
CyberSource Corp * †	17,000	212,670
Darwin Professional Underwriters Inc *	8,500	213,775
DCT Industrial Trust Inc REIT	126,480	1,496,258
Deerfield Triarc Capital Corp REIT †	31,100	466,189
Delphi Financial Group Inc ‘A’	32,540	1,309,084
Deluxe Corp	38,500	1,290,905
DiamondRock Hospitality Co REIT †	47,470	901,930
Digital Realty Trust Inc REIT	15,610	622,839
Dime Community Bancshares Inc †	18,475	244,424
Direct General Corp	11,800	250,868
Dollar Financial Corp *	10,400	263,120
Donegal Group Inc ‘A’	9,577	162,617
Doral Financial Corp †	66,500	109,060
Downey Financial Corp †	14,200	916,468
EastGroup Properties Inc REIT †	15,500	790,965
Education Realty Trust Inc REIT †	25,600	378,368
eFunds Corp *	37,400	997,084
Electro Rent Corp * †	12,700	182,880
EMC Insurance Group Inc	4,100	105,780
Employers Holdings Inc *	42,850	857,857
Enterprise Financial Services Corp	2,700	75,600
Entertainment Properties Trust REIT	21,800	1,313,450
Equity Inns Inc REIT †	45,200	740,376
Equity Lifestyle Properties Inc REIT †	15,800	853,358
Equity One Inc REIT	28,200	747,300
eSpeed Inc ‘A’ *	23,700	225,150
Euronet Worldwide Inc * †	23,800	639,268
Extra Space Storage Inc REIT †	34,450	652,483
F.N.B. Corp †	42,540	716,799
Farmers Capital Bank Corp	3,400	99,892
FBL Financial Group Inc ‘A’ †	9,928	388,483
Federal Agricultural Mortgage Corp ‘C’	8,200	223,040
FelCor Lodging Trust Inc REIT	40,400	1,049,188
Fieldstone Investment Corp REIT	33,900	104,073
Financial Federal Corp †	21,649	569,802
First Acceptance Corp * †	12,400	129,828
First BanCorp	53,030	703,178
First Bancorp NC	8,400	179,592
First Busey Corp †	10,500	225,015
First Cash Financial Services Inc * †	20,300	452,284
First Charter Corp †	23,000	494,500
First Commonwealth Financial Corp †	50,314	591,190
First Community Bancorp †	20,162	1,139,959
First Community Bancshares Inc †	7,348	286,572
First Financial Bancorp	24,842	375,363
First Financial Bankshares Inc	15,316	640,515
First Financial Corp †	12,700	393,065
First Financial Holdings Inc	11,700	404,820
First Indiana Corp †	13,013	284,334
First Industrial Realty Trust Inc REIT	33,100	1,499,430
First Merchants Corp †	13,606	322,734
First Midwest Bancorp Inc †	39,458	1,450,082
First Niagara Financial Group Inc †	82,283	1,144,557
First Place Financial Corp	9,200	197,340
First Potomac Realty Trust REIT †	17,400	497,118
First Regional Bancorp *	6,000	178,200
First Republic Bank †	18,150	974,655
First South Bancorp Inc VA †	2,850	87,466
First State Bancorp †	17,000	383,350
FirstFed Financial Corp * †	14,000	795,620
FirstMerit Corp	54,800	1,156,828
Flagstar Bancorp Inc	30,000	358,500
Flushing Financial Corp †	12,125	196,789
FNB Corp †	4,700	168,401
FPIC Insurance Group Inc *	7,700	343,959
Franklin Bank Corp *	15,900	284,133
Franklin Street Properties Corp REIT †	32,100	615,678
Fremont General Corp †	48,700	337,491
Friedman Billings Ramsey Group Inc ‘A’ REIT	101,500	560,280
Frontier Financial Corp †	29,398	733,480
GAMCO Investors Inc ‘A’ †	5,000	216,650
GB&T Bancshares Inc †	7,574	137,317
Getty Realty Corp REIT †	13,000	373,620
GFI Group Inc * †	7,300	496,181
Glacier Bancorp Inc †	35,859	862,050
Gladstone Capital Corp †	11,800	279,424
Gladstone Investment Corp	9,700	144,239
Glimcher Realty Trust REIT †	29,900	807,898
Global Cash Access Holdings Inc * †	20,400	340,476
GMH Communities Trust REIT	29,360	293,306
Gramercy Capital Corp REIT †	8,950	274,586
Great American Financial Resources Inc	7,450	182,376
Great Southern Bancorp Inc †	7,800	228,384
Greater Bay Bancorp	40,500	1,089,045
Greene County Bancshares Inc	6,400	217,024
Greenhill & Co Inc †	14,400	884,016
H&E Equipment Services Inc * †	6,200	133,300
Hancock Holding Co †	18,600	818,028
Hanmi Financial Corp †	30,138	574,430
Harleysville Group Inc †	11,100	360,639
Harleysville National Corp †	25,713	458,206
Harris & Harris Group Inc * †	20,600	266,152
Healthcare Realty Trust Inc REIT †	32,500	1,212,250
Heartland Financial USA Inc	7,850	209,988
Heartland Payment Systems Inc †	7,300	172,572
Heritage Commerce Corp	8,800	224,312
Hersha Hospitality Trust REIT	30,900	364,002
Highland Hospitality Corp REIT	38,900	692,420
Highwoods Properties Inc REIT †	40,040	1,581,180
Hilb Rogal & Hobbs Co	24,300	1,191,915
Home Properties Inc REIT †	27,300	1,441,713
HomeBanc Corp REIT †	41,900	146,231
Horace Mann Educators Corp	36,600	752,130
Horizon Financial Corp †	9,124	201,458
Huron Consulting Group Inc *	10,900	663,156
Hypercom Corp *	39,700	236,612
IBERIABANK Corp	8,525	474,502
Impac Mortgage Holdings Inc REIT †	59,900	299,500
Independence Holding Co	3,700	80,068
Independent Bank Corp MA	11,200	368,928
Independent Bank Corp MI †	17,006	346,412
Infinity Property & Casualty Corp	14,500	679,470
Inland Real Estate Corp REIT †	50,000	917,000
Innkeepers USA Trust REIT	30,300	493,284
Integra Bank Corp	14,900	332,121
Interactive Data Corp †	22,200	549,450
International Bancshares Corp †	31,200	925,704
International Securities Exchange Holdings Inc	26,500	1,293,200
Interpool Inc	4,700	114,774
Intervest Bancshares Corp *	5,900	169,330
INVESTools Inc * †	43,450	603,955
Investors Bancorp Inc *	39,300	567,492
Investors Real Estate Trust REIT	41,600	440,544
Irwin Financial Corp	11,900	221,816
ITLA Capital Corp	4,100	213,282
Jack Henry & Associates Inc †	63,500	1,527,175
James River Group Inc	3,500	109,585
JER Investors Trust Inc REIT †	13,300	252,966
John H. Harland Co †	22,000	1,127,060
Kansas City Life Insurance Co	2,000	90,000
Kearny Financial Corp †	16,200	232,956
Kite Realty Group Trust REIT	21,110	421,144
KKR Financial Corp REIT †	55,200	1,514,136

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
KNBT Bancorp Inc	21,400	$315,436
Knight Capital Group Inc ‘A’ * †	77,300	1,224,432
Kronos Inc * †	23,712	1,268,592
LaBranche & Co Inc *	39,200	319,872
Lakeland Bancorp Inc †	11,131	150,825
Lakeland Financial Corp	8,900	202,030
LandAmerica Financial Group Inc	12,700	938,657
LaSalle Hotel Properties REIT	30,400	1,409,344
Lexington Corporate Properties Trust REIT †	55,400	1,170,602
Longview Fibre Co REIT	61,417	1,512,701
LTC Properties Inc REIT	16,800	435,288
Luminent Mortgage Capital Inc REIT †	29,000	259,260
Macatawa Bank Corp	10,200	187,680
MAF Bancorp Inc †	24,361	1,007,084
Maguire Properties Inc REIT †	30,700	1,091,692
MainSource Financial Group Inc †	11,660	197,987
MarketAxess Holdings Inc * †	22,600	378,324
Marlin Business Services Corp * †	4,700	102,836
MB Financial Inc †	16,451	592,401
MBT Financial Corp †	9,754	125,924
MCG Capital Corp †	38,200	716,632
McGrath RentCorp †	16,300	516,221
Meadowbrook Insurance Group Inc * †	21,500	236,285
Medallion Financial Corp	5,600	64,064
Medical Properties Trust Inc REIT †	21,300	312,897
Mercantile Bank Corp †	5,912	192,022
Meruelo Maddux Properties Inc *	32,740	286,475
MetroCorp Bancshares Inc	900	19,080
MFA Mortgage Investments Inc REIT †	72,100	555,170
Mid-America Apartment Communities Inc REIT	15,800	888,908
Mid-State Bancshares	19,900	730,131
Midwest Banc Holdings Inc †	12,000	212,520
Morningstar Inc *	8,500	438,940
Move Inc * †	125,218	693,708
MVC Capital Inc	7,700	120,505
Nara Bancorp Inc †	15,700	274,907
NASB Financial Inc †	500	17,410
National Financial Partners Corp †	27,700	1,299,407
National Health Investors Inc REIT	17,400	545,316
National Interstate Corp †	8,700	224,112
National Penn Bancshares Inc	35,525	671,422
National Retail Properties Inc REIT	42,800	1,035,332
National Western Life Insurance Co ‘A’	1,700	416,160
Nationwide Health Properties Inc REIT	55,300	1,728,678
Navigators Group Inc *	9,400	471,598
NBT Bancorp Inc †	25,395	595,005
NetBank Inc †	34,300	75,803
NewAlliance Bancshares Inc †	81,500	1,321,115
Newcastle Investment Corp REIT †	32,600	903,998
NGP Capital Resources Co †	19,582	309,591
NorthStar Realty Finance Corp REIT †	30,500	463,905
Northwest Bancorp Inc	13,800	373,842
NovaStar Financial Inc REIT †	24,300	121,500
NYMAGIC Inc	1,400	57,190
OceanFirst Financial Corp †	6,255	108,524
Ocwen Financial Corp *	25,300	325,611
Odyssey Re Holdings Corp	7,100	279,101
Ohio Casualty Corp	47,100	1,410,645
Old National Bancorp †	51,595	937,997
Old Second Bancorp Inc †	12,666	347,048
Omega Financial Corp †	7,000	199,570
Omega Healthcare Investors Inc REIT	48,100	824,915
Online Resources Corp * †	14,300	164,021
optionsXpress Holdings Inc	15,400	362,516
Oriental Financial Group Inc	15,513	182,743
Pacific Capital Bancorp †	33,587	1,078,814
Park National Corp †	9,034	853,532
Parkway Properties Inc REIT †	12,600	658,350
Partners Trust Financial Group Inc †	32,468	371,109
Pennsylvania REIT †	27,142	1,203,205
Penson Worldwide Inc *	9,300	280,767
Peoples Bancorp Inc †	8,595	226,994
PFF Bancorp Inc	18,170	551,096
PICO Holdings Inc * †	6,300	269,073
Pinnacle Financial Partners Inc *	11,300	344,763
Piper Jaffray Cos * †	16,000	991,040
Placer Sierra Bancshares	12,700	343,662
PMA Capital Corp ‘A’ * †	30,400	285,456
Portfolio Recovery Associates Inc *	13,500	602,775
Post Properties Inc REIT	31,600	1,445,068
Potlatch Corp REIT	27,551	1,261,285
Preferred Bank	7,500	294,075
PremierWest Bancorp †	6,189	83,613
Presidential Life Corp	15,900	313,548
PrivateBancorp Inc †	13,200	482,592
ProAssurance Corp *	23,050	1,179,008
Prosperity Bancshares Inc †	26,700	927,558
Provident Bankshares Corp	24,408	802,047
Provident Financial Services Inc †	47,089	821,703
Provident New York Bancorp †	31,434	444,791
PS Business Parks Inc REIT	11,800	832,136
QC Holdings Inc †	500	6,645
RAIT Financial Trust REIT †	50,010	1,397,279
Ramco-Gershenson Properties Trust REIT	11,668	416,664
Realty Income Corp REIT	66,100	1,864,020
Redwood Trust Inc REIT	15,600	814,008
Renasant Corp	10,569	260,843
Republic Bancorp Inc KY ‘A’	7,406	167,442
Republic Property Trust REIT †	28,500	327,465
Rewards Network Inc * †	12,300	65,190
RLI Corp	15,300	840,429
Rockville Financial Inc †	7,400	111,222
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,583	85,096
S&T Bancorp Inc †	19,200	634,368
S.Y. Bancorp Inc †	8,925	221,876
S1 Corp *	52,518	315,108
Safety Insurance Group Inc †	12,600	505,512
Sanders Morris Harris Group Inc †	9,900	105,435
Sandy Spring Bancorp Inc †	10,950	379,308
Santander BanCorp	2,715	47,811
Saul Centers Inc REIT	8,900	506,410
SCBT Financial Corp	6,736	244,238
SCPIE Holdings Inc * †	4,200	95,340
SeaBright Insurance Holdings Inc *	16,500	303,600
Seacoast Banking Corp of Florida †	9,710	220,126
Security Bank Corp †	6,400	128,896
Selective Insurance Group Inc	40,800	1,038,768
Senior Housing Properties Trust REIT †	43,500	1,039,650
Shore Bancshares Inc	3,000	79,350
Sierra Bancorp †	1,000	28,060
Signature Bank * †	18,700	608,498
Simmons First National Corp ‘A’ †	10,600	318,742
Smithtown Bancorp Inc †	2,530	65,780
Sotheby’s †	42,100	1,872,608
Southside Bancshares Inc	12,103	277,284
Southwest Bancorp Inc †	14,400	369,936
Sovran Self Storage Inc REIT †	11,200	620,592
Spirit Finance Corp REIT	60,600	902,940
State Auto Financial Corp	10,400	334,152
Sterling Bancorp †	18,792	340,135
Sterling Bancshares Inc †	58,575	654,868
Sterling Financial Corp PA †	22,863	507,559
Sterling Financial Corp WA	31,766	990,767
Stewart Information Services Corp	12,300	514,017
Stifel Financial Corp * †	6,300	279,090
Strategic Hotels & Resorts Inc REIT †	49,550	1,133,208
Suffolk Bancorp †	9,300	300,204
Sun Bancorp Inc NJ *	11,068	205,754

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Sun Communities Inc REIT	14,500	$449,790
Sunstone Hotel Investors Inc REIT †	39,700	1,082,222
Superior Bancorp *	4,600	49,680
Susquehanna Bancshares Inc	34,471	799,382
SVB Financial Group *	28,400	1,379,956
SWS Group Inc	21,495	533,291
Tanger Factory Outlet Centers Inc REIT †	22,900	924,931
Tarragon Corp †	6,850	71,034
Taylor Capital Group Inc †	2,200	77,000
Technology Investment Capital Corp	7,600	128,516
Texas Capital Bancshares Inc *	17,200	352,600
The Bancorp Inc *	7,870	204,620
The BISYS Group Inc *	83,200	953,472
The Commerce Group Inc †	37,200	1,117,488
The Midland Co	7,300	309,666
The Phoenix Cos Inc	79,200	1,099,296
TheStreet.com Inc †	11,700	143,325
Thomas Weisel Partners Group Inc *	8,500	161,670
TierOne Corp †	14,700	397,488
TNS Inc *	14,700	236,523
Tompkins Trustco Inc †	6,830	285,904
Tower Group Inc	14,600	470,412
TradeStation Group Inc *	19,000	239,210
Triad Guaranty Inc * †	8,100	335,421
Trico Bancshares	10,200	241,434
TrustCo Bank Corp NY	55,508	531,767
Trustmark Corp †	36,400	1,020,656
U.S.B. Holding Co Inc †	8,750	198,538
UCBH Holdings Inc	75,400	1,403,948
UMB Financial Corp †	21,582	814,936
Umpqua Holdings Corp †	41,532	1,111,812
Union Bankshares Corp †	9,750	252,915
United Bankshares Inc †	30,100	1,054,403
United Community Banks Inc †	25,049	821,357
United Community Financial Corp †	20,024	221,265
United Fire & Casualty Co †	15,300	537,489
United PanAm Financial Corp * †	5,200	65,000
United Security Bancshares †	1,500	28,605
Universal American Financial Corp *	24,900	482,562
Universal Health Realty Income Trust REIT †	10,800	386,100
Univest Corp of Pennsylvania †	8,499	210,520
Urstadt Biddle Properties Inc ‘A’ REIT †	15,600	305,136
USI Holdings Corp * †	34,200	576,270
U-Store-It Trust REIT †	31,480	633,378
Value Line Inc †	300	14,340
Vineyard National Bancorp †	10,400	239,616
Virginia Commerce Bancorp Inc *	11,496	248,888
Virginia Financial Group Inc	8,014	207,803
W Holding Co Inc	82,400	412,000
Waddell & Reed Financial Inc ‘A’ †	60,300	1,406,196
Washington REIT †	30,000	1,122,600
Washington Trust Bancorp Inc	11,800	316,358
Wauwatosa Holdings Inc * †	1,900	33,212
WesBanco Inc †	19,500	601,965
West Bancorp Inc †	12,987	195,974
West Coast Bancorp	10,900	348,473
Westamerica Bancorp †	25,200	1,213,884
Western Alliance Bancorp *	6,900	214,176
Westfield Financial Inc	7,219	77,388
Williams Scotsman International Inc * †	25,400	499,364
Willow Financial Bancorp Inc †	5,880	75,852
Wilshire Bancorp Inc	11,300	185,320
Winston Hotels Inc REIT	19,600	294,588
Winthrop Realty Trust REIT †	5,800	38,338
Wintrust Financial Corp †	18,000	802,980
World Acceptance Corp * †	15,900	635,205
Wright Express Corp * †	29,800	903,834
WSFS Financial Corp	5,300	341,744
Yardville National Bancorp	8,000	290,480
Zenith National Insurance Corp	24,950	1,179,386

		224,970,506

Health Care - 9.57%

Abaxis Inc *	17,300	421,601
ABIOMED Inc * †	13,100	178,946
ACADIA Pharmaceuticals Inc * †	11,800	177,236
Adams Respiratory Therapeutics Inc *	21,200	712,956
Adolor Corp *	36,000	315,000
Advanced Magnetics Inc *	7,600	458,052
ADVENTRX Pharmaceuticals Inc * †	25,200	63,000
Affymetrix Inc *	47,800	1,437,346
Air Methods Corp *	9,600	230,592
Akorn Inc * †	21,300	143,775
Albany Molecular Research Inc *	25,500	251,175
Alexion Pharmaceuticals Inc *	25,200	1,089,648
Align Technology Inc * †	48,200	764,452
Alkermes Inc * †	65,100	1,005,144
Alliance Imaging Inc *	8,300	72,459
Allscripts Healthcare Solutions Inc * †	30,400	815,024
Alnylam Pharmaceuticals Inc *	20,300	365,400
Alpharma Inc ‘A’ †	31,400	756,112
Altus Pharmaceuticals Inc * †	2,400	36,528
Amedisys Inc * †	18,133	588,064
American Medical Systems Holdings Inc * †	56,500	1,196,105
American Oriental Bioengineering Inc * †	23,800	223,482
AMERIGROUP Corp * †	36,100	1,097,440
AmSurg Corp *	22,000	538,780
Anadys Pharmaceuticals Inc *	13,800	54,786
Analogic Corp †	10,200	641,376
AngioDynamics Inc * †	7,100	119,919
Applera Corp-Celera Genomics Group *	56,999	809,386
Apria Healthcare Group Inc *	31,600	1,019,100
Arena Pharmaceuticals Inc * †	30,400	330,144
ARIAD Pharmaceuticals Inc * †	46,000	206,540
Array BioPharma Inc *	34,900	443,230
Arrow International Inc †	16,800	540,288
ArthroCare Corp * †	19,300	695,572
Aspect Medical Systems Inc * †	12,100	188,639
AtheroGenics Inc * †	33,100	93,011
Auxilium Pharmaceuticals Inc *	10,300	151,204
AVANIR Pharmaceuticals ‘A’ * †	17,299	21,105
AVI BioPharma Inc * †	49,600	132,928
Bentley Pharmaceuticals Inc * †	13,300	108,927
BioCryst Pharmaceuticals Inc * †	20,500	171,585
Bioenvision Inc * †	36,700	150,103
BioMarin Pharmaceutical Inc * †	63,200	1,090,832
Bio-Rad Laboratories Inc ‘A’ * †	13,800	963,792
Bio-Reference Laboratories Inc * †	10,800	274,320
Biosite Inc *	14,100	1,183,977
Bradley Pharmaceuticals Inc *	14,900	285,931
Bruker BioSciences Corp * †	21,100	221,972
Candela Corp *	15,600	178,152
Capital Senior Living Corp * †	8,600	99,846
Caraco Pharmaceutical Laboratories Ltd *	4,400	53,592
Cell Genesys Inc * †	33,800	141,960
Centene Corp *	34,200	717,858
Cepheid *	44,200	525,096
Cerus Corp * †	14,200	95,850
Chattem Inc * †	15,500	913,570
Coley Pharmaceutical Group Inc * †	8,600	82,388
Combinatorx Inc * †	12,700	88,773
Computer Programs & Systems Inc †	9,000	241,380
Conceptus Inc *	12,900	258,000
CONMED Corp *	20,750	606,522
CorVel Corp * †	9,750	294,938
Cubist Pharmaceuticals Inc *	42,700	942,389
CV Therapeutics Inc * †	37,000	291,190

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Cyberonics Inc *	16,600	$311,748
Cypress Bioscience Inc *	31,800	241,680
Cytokinetics Inc *	11,400	79,344
Datascope Corp †	10,800	390,852
deCODE genetics Inc * †	47,700	174,105
Dendreon Corp * †	64,700	836,571
Depomed Inc * †	36,500	130,305
DexCom Inc * †	14,400	113,184
Digene Corp * †	11,300	479,233
Diversa Corp * †	22,500	175,725
DJO Inc * †	16,800	636,720
DURECT Corp *	41,100	170,976
Eclipsys Corp * †	33,500	645,545
Emeritus Corp * †	300	10,125
Emisphere Technologies Inc * †	23,400	74,880
Encysive Pharmaceuticals Inc * †	51,200	138,752
Enzo Biochem Inc *	20,251	305,385
Enzon Pharmaceuticals Inc *	40,100	326,815
eResearchTechnology Inc *	40,724	320,091
ev3 Inc * †	10,500	206,850
Exelixis Inc *	62,100	617,274
Five Star Quality Care Inc REIT * †	18,500	190,180
FoxHollow Technologies Inc *	13,200	275,748
Genesis HealthCare Corp *	16,300	1,028,693
Genitope Corp * †	18,200	75,530
Genomic Health Inc *	4,500	78,030
Genta Inc * †	77,900	24,149
Gentiva Health Services Inc * †	19,900	401,383
Geron Corp * †	53,000	371,000
Greatbatch Inc *	13,900	354,450
GTx Inc *	3,000	61,200
Haemonetics Corp * †	20,200	944,350
Hana Biosciences Inc * †	15,800	30,178
Healthcare Services Group Inc	20,147	577,212
HealthExtras Inc * †	18,600	535,308
Healthspring Inc * †	10,400	244,920
HealthTronics Inc *	25,900	139,601
Healthways Inc * †	26,500	1,238,875
Hi-Tech Pharmacal Co Inc * †	7,400	82,510
Hologic Inc *	40,650	2,343,066
Horizon Health Corp *	14,800	289,340
Human Genome Sciences Inc *	102,600	1,089,612
Hythiam Inc * †	26,600	180,880
ICU Medical Inc *	10,600	415,520
Idenix Pharmaceuticals Inc *	12,600	91,980
I-Flow Corp * †	17,100	252,054
Illumina Inc * †	34,924	1,023,273
Immucor Inc * †	50,193	1,477,180
Incyte Corp *	61,900	407,921
Indevus Pharmaceuticals Inc *	44,700	316,029
Integra LifeSciences Holdings Corp * †	16,300	742,954
InterMune Inc *	23,500	579,510
IntraLase Corp *	12,300	307,254
Invacare Corp †	24,200	422,048
Inverness Medical Innovations Inc * †	18,300	801,174
IRIS International Inc *	16,800	234,360
Isis Pharmaceuticals Inc * †	59,200	548,784
Kendle International Inc *	10,500	372,960
Kensey Nash Corp *	6,600	201,300
Keryx Biopharmaceuticals Inc * †	27,600	290,352
Kindred Healthcare Inc *	17,740	581,517
KV Pharmaceutical Co ‘A’ * †	28,650	708,514
Kyphon Inc * †	30,600	1,381,284
Landauer Inc	6,700	338,216
LCA-Vision Inc †	16,700	687,873
Lexicon Genetics Inc * †	47,800	173,514
LHC Group Inc * †	4,500	145,935
LifeCell Corp * †	27,000	674,190
Luminex Corp * †	23,700	325,164
Magellan Health Services Inc *	29,500	1,239,000
MannKind Corp * †	16,600	237,380
Martek Biosciences Corp *	25,500	525,810
Matria Healthcare Inc *	17,962	473,478
Maxygen Inc *	21,000	234,150
Medarex Inc * †	92,200	1,193,068
MedCath Corp * †	7,700	210,210
Medical Action Industries Inc *	5,550	132,645
Medicis Pharmaceutical Corp ‘A’ †	43,300	1,334,506
Mentor Corp †	30,800	1,416,800
Meridian Bioscience Inc	12,800	355,328
Merit Medical Systems Inc *	20,065	251,816
Metabasis Therapeutics Inc *	9,300	68,355
MGI PHARMA Inc *	60,700	1,363,929
Molina Healthcare Inc *	9,000	275,310
Momenta Pharmaceuticals Inc * †	11,900	154,224
Monogram Biosciences Inc *	96,400	187,016
Myriad Genetics Inc *	27,100	933,866
Nabi Biopharmaceuticals * †	43,500	230,985
Nastech Pharmaceutical Co Inc *	19,500	210,405
National Healthcare Corp	4,800	244,704
Natus Medical Inc * †	17,900	318,083
Nektar Therapeutics * †	69,800	911,588
Neurocrine Biosciences Inc * †	33,000	412,500
NeuroMetrix Inc * †	11,000	106,810
New River Pharmaceuticals Inc *	9,700	617,211
Nighthawk Radiology Holdings Inc * †	1,500	27,285
Northfield Laboratories Inc * †	24,700	89,167
Northstar Neuroscience Inc *	1,700	21,760
Novavax Inc * †	55,600	144,004
Noven Pharmaceuticals Inc *	17,500	406,000
NPS Pharmaceuticals Inc * †	44,400	150,516
NuVasive Inc *	28,300	672,125
Nuvelo Inc *	38,366	141,187
NxStage Medical Inc * †	15,400	205,128
Odyssey HealthCare Inc * †	26,450	347,288
Omnicell Inc *	16,100	336,812
Onyx Pharmaceuticals Inc *	34,400	854,496
Option Care Inc †	25,375	337,488
OraSure Technologies Inc * †	39,900	293,265
OSI Pharmaceuticals Inc *	44,000	1,452,000
Owens & Minor Inc †	29,700	1,090,881
Pain Therapeutics Inc * †	26,300	206,192
Palomar Medical Technologies Inc * †	14,100	563,295
Panacos Pharmaceuticals Inc *	28,400	131,492
Par Pharmaceutical Cos Inc *	22,800	572,736
PAREXEL International Corp * †	20,100	722,997
Penwest Pharmaceuticals Co * †	19,400	195,552
Peregrine Pharmaceuticals Inc * †	159,000	155,820
Perrigo Co	63,100	1,114,346
PharmaNet Development Group Inc *	16,800	436,800
Pharmion Corp *	21,200	557,348
Phase Forward Inc *	22,400	294,112
PolyMedica Corp †	17,074	722,742
POZEN Inc *	26,200	386,450
PRA International * †	9,300	200,508
Progenics Pharmaceuticals Inc *	15,000	355,200
PSS World Medical Inc * †	52,600	1,111,964
Psychiatric Solutions Inc *	41,900	1,688,989
Quality Systems Inc	14,000	560,000
Quidel Corp *	17,200	206,400
Radiation Therapy Services Inc * †	8,900	272,696
Regeneron Pharmaceuticals Inc *	30,200	652,924
RehabCare Group Inc *	16,400	260,268
Renovis Inc *	16,100	56,350
Res-Care Inc *	14,900	260,750
Rigel Pharmaceuticals Inc * †	17,000	184,620
Salix Pharmaceuticals Ltd *	38,100	480,060
Sangamo Biosciences Inc * †	27,700	188,360

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Santarus Inc *	26,600	$187,264
Savient Pharmaceuticals Inc *	40,305	484,466
Sciele Pharma Inc * †	21,600	511,488
Sirona Dental Systems Inc †	11,100	382,506
Somaxon Pharmaceuticals Inc * †	7,000	85,400
SonoSite Inc * †	13,800	389,988
Spectranetics Corp * †	17,400	186,180
Stereotaxis Inc * †	12,300	146,370
STERIS Corp †	51,700	1,373,152
Sun Healthcare Group Inc * †	11,900	146,965
Sunrise Senior Living Inc * †	32,900	1,300,208
SuperGen Inc *	36,600	215,940
SurModics Inc * †	11,800	424,800
Symbion Inc *	9,800	192,178
Symmetry Medical Inc * †	21,100	344,563
Tanox Inc * †	18,000	337,680
Telik Inc * †	38,700	210,141
The Medicines Co *	37,100	930,468
ThermoGenesis Corp * †	37,100	135,044
Thoratec Corp * †	38,987	814,828
Trimeris Inc *	13,100	90,128
United Surgical Partners International Inc *	31,299	964,322
United Therapeutics Corp *	18,600	1,000,308
Valeant Pharmaceuticals International †	64,900	1,122,121
Ventana Medical Systems Inc *	21,300	892,470
Viasys Healthcare Inc * †	24,000	815,760
ViroPharma Inc * †	45,200	648,620
Visicu Inc * †	2,500	19,500
VistaCare Inc ‘A’ * †	12,400	107,880
Vital Images Inc *	11,900	395,794
Vital Signs Inc	5,100	265,098
West Pharmaceutical Services Inc	23,900	1,109,677
Wright Medical Group Inc *	21,900	488,151
Xenoport Inc *	9,200	256,312
Young Innovations Inc †	1,900	51,718
ZOLL Medical Corp *	20,000	533,000
ZymoGenetics Inc *	24,100	374,996

		109,494,757

Integrated Oils - 0.20%

Delta Petroleum Corp * †	39,200	900,032
Giant Industries Inc *	11,800	892,670
GMX Resources Inc * †	7,600	233,548
RAM Energy Resources Inc *	300	1,389
Vaalco Energy Inc * †	49,800	257,964

		2,285,603

Materials & Processing - 8.23%

A. Schulman Inc	20,700	487,692
A.M. Castle & Co †	5,600	164,416
AAON Inc	4,700	122,811
Acuity Brands Inc †	33,200	1,807,408
AEP Industries Inc *	3,000	129,000
Affordable Residential Communities Inc * †	31,423	381,156
AK Steel Holding Corp *	85,200	1,992,828
Albany International Corp ‘A’ †	19,728	709,024
Alico Inc †	2,800	160,524
AMCOL International Corp †	16,200	480,330
American Vanguard Corp †	13,066	223,298
Ameron International Corp	6,500	428,090
Ampco-Pittsburgh Corp	3,200	92,448
Amrep Corp †	200	15,450
Apogee Enterprises Inc †	20,800	416,832
AptarGroup Inc †	24,200	1,619,706
Arch Chemicals Inc	17,700	552,594
Avatar Holdings Inc * †	4,400	314,336
Balchem Corp	9,675	171,054
Barnes Group Inc	27,800	639,678
Beacon Roofing Supply Inc * †	35,999	582,464
Bluegreen Corp *	15,500	174,995
BlueLinx Holdings Inc	9,300	97,650
Bowater Inc †	40,700	969,474
Brady Corp ‘A’ †	30,900	964,080
Brookfield Homes Corp †	11,205	359,680
Brush Engineered Materials Inc * †	14,400	697,968
Buckeye Technologies Inc *	25,300	328,394
Builders FirstSource Inc *	11,100	178,377
Building Materials Holding Corp	23,900	432,829
Cabot Microelectronics Corp *	16,800	562,968
Calgon Carbon Corp * †	29,400	244,314
California Coastal Communities Inc *	4,700	95,363
Cambrex Corp	17,500	430,500
Caraustar Industries Inc * †	28,400	178,352
Century Aluminum Co *	18,400	862,592
Ceradyne Inc * †	21,075	1,153,646
CF Industries Holdings Inc	35,200	1,356,960
Chaparral Steel Co †	34,000	1,977,780
Chesapeake Corp †	19,300	291,430
China BAK Battery Inc * †	14,200	46,150
CIRCOR International Inc †	11,600	414,120
CLARCOR Inc †	40,800	1,297,440
Clean Harbors Inc * †	12,900	583,338
Cleveland-Cliffs Inc	32,600	2,086,726
Coeur d’Alene Mines Corp * †	217,100	892,281
Comfort Systems USA Inc	29,800	356,408
Compass Minerals International Inc †	21,000	701,400
CompX International Inc †	800	12,904
Consolidated-Tomoka Land Co †	4,200	316,890
Delta & Pine Land Co	26,320	1,084,384
Deltic Timber Corp †	8,700	417,252
Drew Industries Inc *	13,700	392,916
Dycom Industries Inc *	32,600	849,556
Dynamic Materials Corp *	10,200	333,744
EMCOR Group Inc * †	23,600	1,391,928
Encore Wire Corp †	17,150	434,238
Energy Conversion Devices Inc * †	30,600	1,069,164
EnerSys * †	34,500	592,710
ENGlobal Corp * †	5,300	29,415
Ennis Inc	19,800	529,848
Ferro Corp	34,600	747,706
Georgia Gulf Corp †	28,500	461,985
Gibraltar Industries Inc †	17,899	404,875
Glatfelter †	32,900	490,539
Goodman Global Inc *	12,200	214,964
GrafTech International Ltd *	81,600	740,928
Granite Construction Inc †	25,650	1,417,419
Graphic Packaging Corp *	56,000	265,440
Greif Inc ‘A’ †	10,900	1,211,099
Griffon Corp * †	24,570	608,108
H.B. Fuller Co	43,600	1,188,972
Hecla Mining Co * †	98,800	895,128
Hercules Inc *	84,300	1,647,222
Hexcel Corp * †	64,000	1,270,400
HouseValues Inc * †	4,300	21,758
InfraSource Services Inc * †	16,300	497,313
Innospec Inc	9,100	524,524
Insituform Technologies Inc ‘A’ *	20,100	417,879
Insteel Industries Inc	12,400	208,196
Integrated Electrical Services Inc * †	6,200	153,326
Interface Inc ‘A’	35,400	566,046
Interline Brands Inc *	16,800	368,256
Kaydon Corp †	20,900	889,504
Koppers Holdings Inc	3,400	87,244
Kronos Worldwide Inc	4,604	149,216
Layne Christensen Co * †	8,900	324,138
LB Foster Co ‘A’ *	5,000	103,050
Lone Star Technologies Inc *	24,400	1,611,132
LSI Industries Inc	14,800	247,752

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
MacDermid Inc	20,500	$714,835
Medis Technologies Ltd * †	12,693	214,639
Mercer International Inc *	18,600	222,456
Metal Management Inc	21,700	1,002,540
MGP Ingredients Inc †	9,300	189,441
Minerals Technologies Inc †	14,700	913,752
Mobile Mini Inc *	26,100	698,958
Mueller Industries Inc	29,400	884,940
Mueller Water Products Inc ‘A’ †	79,720	1,100,933
Myers Industries Inc	23,979	447,928
NCI Building Systems Inc *	15,100	720,874
Neenah Paper Inc	11,787	468,415
NewMarket Corp	13,900	565,313
NL Industries Inc †	7,100	77,390
NN Inc	18,000	224,820
NuCO2 Inc *	14,800	373,256
Olin Corp	53,548	907,103
Olympic Steel Inc	4,600	142,554
OM Group Inc *	21,700	969,556
OMNOVA Solutions Inc *	20,200	110,292
Perini Corp *	13,600	501,296
Pioneer Cos Inc * †	8,700	240,468
PolyOne Corp * †	71,100	433,710
PW Eagle Inc	9,500	313,880
Quanex Corp	29,949	1,268,340
RBC Bearings Inc *	11,600	387,788
Rock-Tenn Co ‘A’ †	23,600	783,520
Rockwood Holdings Inc * †	22,100	611,728
Rogers Corp *	11,700	518,895
Royal Gold Inc †	16,900	508,690
RTI International Metals Inc * †	18,200	1,656,382
Ryerson Inc †	20,022	793,272
SAIC Inc *	65,250	1,130,130
Schnitzer Steel Industries Inc ‘A’	16,750	672,847
Senomyx Inc * †	18,100	224,078
Shiloh Industries Inc	200	2,256
Silgan Holdings Inc †	17,200	879,092
Simpson Manufacturing Co Inc †	27,400	845,016
Spartech Corp	21,600	633,744
Steel Technologies Inc	8,000	236,640
Stepan Co	2,800	73,500
Sterling Construction Co Inc * †	5,800	110,548
Stillwater Mining Co * †	30,610	388,441
Superior Essex Inc *	12,600	436,842
Symyx Technologies Inc * †	26,700	473,124
Tejon Ranch Co *	6,750	319,275
Terra Industries Inc *	62,900	1,100,750
Texas Industries Inc †	17,100	1,291,563
The Andersons Inc †	10,600	470,640
The Lamson & Sessions Co *	8,200	227,878
The Standard Register Co	13,800	174,570
Tredegar Corp	25,200	574,308
Trex Co Inc * †	8,800	189,464
Tronox Inc ‘A’	20,000	288,000
Tronox Inc ‘B’ †	6,100	85,278
U.S. Concrete Inc * †	19,100	149,362
UAP Holding Corp †	33,500	865,975
Universal Forest Products Inc	12,400	614,420
USEC Inc *	64,300	1,044,875
Valmont Industries Inc †	13,400	774,922
W.R. Grace & Co *	53,800	1,421,396
Washington Group International Inc *	22,000	1,461,240
Watsco Inc †	19,000	970,330
Wausau Paper Corp †	35,500	509,780
WD-40 Co †	12,400	393,204
Wheeling-Pittsburgh Corp * †	7,400	175,306
Worthington Industries Inc †	53,600	1,103,088
Xerium Technologies Inc	5,100	40,902
Zoltek Cos Inc * †	12,100	422,653

		94,158,823

Multi-Industry - 0.33%

Compass Diversified Trust	8,900	149,253
Freedom Acquisition Holding Inc *	40,420	386,819
GenCorp Inc * †	40,600	561,904
GenTek Inc *	10,100	344,006
Kaman Corp	20,400	475,524
Lancaster Colony Corp	19,900	879,381
Raven Industries Inc †	11,900	333,795
Sequa Corp ‘A’ *	5,000	598,850
Star Maritime Acquisition Corp *	5,600	57,400

		3,786,932

Producer Durables - 6.64%

A.O. Smith Corp †	15,000	573,300
A.S.V. Inc * †	14,800	225,848
ACCO Brands Corp * †	30,000	722,700
Actuant Corp ‘A’ †	22,100	1,121,796
Advanced Energy Industries Inc *	24,400	513,376
American Ecology Corp †	9,700	186,337
American Superconductor Corp * †	24,300	327,321
Andrew Corp *	110,500	1,170,195
Applied Industrial Technologies Inc	36,374	892,254
Argon ST Inc *	6,400	169,344
ARRIS Group Inc *	79,100	1,113,728
Astec Industries Inc * †	12,600	507,150
Asyst Technologies Inc *	42,000	295,260
ATMI Inc * †	26,000	794,820
Audiovox Corp ‘A’ *	17,500	257,775
Axcelis Technologies Inc * †	74,700	570,708
Badger Meter Inc †	6,900	183,195
Baldor Electric Co	33,340	1,258,252
Basin Water Inc *	11,300	77,631
BE Aerospace Inc * †	54,400	1,724,480
Belden CDT Inc †	34,375	1,842,156
Blount International Inc * †	25,000	311,250
Briggs & Stratton Corp †	38,300	1,181,555
Brooks Automation Inc * †	59,452	1,019,602
Bucyrus International Inc ‘A’	23,324	1,201,186
CalAmp Corp *	11,600	100,108
Cascade Corp †	10,600	633,986
Cavco Industries Inc *	2,800	97,860
C-COR Inc *	42,800	593,208
Champion Enterprises Inc * †	60,700	534,160
Cognex Corp †	33,800	732,446
Cohu Inc †	16,700	313,960
Color Kinetics Inc *	7,900	153,497
Columbus McKinnon Corp * †	10,600	237,334
Credence Systems Corp *	65,040	215,282
CTS Corp	29,300	404,926
Curtiss-Wright Corp	33,900	1,306,506
Cymer Inc * †	30,500	1,267,275
Darling International Inc * †	47,700	310,050
Dionex Corp * †	16,400	1,117,004
DXP Enterprises Inc *	2,900	110,780
Electro Scientific Industries Inc * †	21,411	411,948
EMCORE Corp * †	26,600	133,000
EnPro Industries Inc * †	15,600	562,380
Entegris Inc *	95,793	1,024,985
ESCO Technologies Inc * †	20,400	914,328
Esterline Technologies Corp *	18,800	772,116
Federal Signal Corp †	38,800	602,176
FEI Co * †	20,500	739,230
Flanders Corp *	9,500	68,875
Franklin Electric Co Inc †	16,800	781,200
Gehl Co *	7,500	190,350

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
General Cable Corp * †	39,300	$2,099,799
Genlyte Group Inc * †	18,400	1,298,120
Headwaters Inc *	33,800	738,530
Heico Corp	18,000	656,820
Herman Miller Inc †	45,800	1,533,842
Hovnanian Enterprises Inc ‘A’ *	34,900	878,084
InterDigital Communications Corp * †	42,000	1,330,140
Intevac Inc * †	14,100	371,817
Itron Inc * †	19,900	1,294,296
K&F Industries Holdings Inc *	13,900	374,327
Kadant Inc *	10,020	254,107
Kimball International Inc ‘B’ †	19,000	366,320
Knoll Inc †	19,900	474,217
Kulicke & Soffa Industries Inc *	49,700	459,725
L-1 Identity Solutions Inc * †	55,887	922,694
Ladish Co Inc * †	11,900	447,916
Levitt Corp ‘A’	12,100	112,651
Lindsay Corp †	11,500	365,585
Littelfuse Inc * †	17,400	706,440
LTX Corp * †	52,800	323,136
M/I Homes Inc †	8,900	236,295
MasTec Inc *	26,500	291,765
Mattson Technology Inc * †	38,100	346,710
Measurement Specialties Inc *	8,600	194,016
Meritage Homes Corp *	15,500	497,860
Mine Safety Appliances Co	22,859	961,450
MKS Instruments Inc * †	23,100	589,512
Moog Inc ‘A’ * †	29,262	1,218,762
MTC Technologies Inc *	7,500	157,725
MTS Systems Corp	16,000	621,440
NACCO Industries Inc ‘A’	4,100	563,381
Nordson Corp	20,400	947,784
Orbital Sciences Corp * †	40,700	762,718
Orleans Homebuilders Inc †	2,800	24,780
Oyo Geospace Corp *	4,100	290,772
Palm Harbor Homes Inc * †	9,700	139,098
Paxar Corp * †	26,900	772,030
Photon Dynamics Inc * †	12,600	158,886
Photronics Inc *	27,000	419,850
Plantronics Inc	37,200	878,664
Polycom Inc *	64,600	2,153,118
Powell Industries Inc *	5,700	182,400
Power-One Inc * †	59,600	340,912
Powerwave Technologies Inc * †	78,400	446,096
Presstek Inc * †	27,900	168,795
Radyne Corp *	17,900	163,248
RAE Systems Inc * †	16,800	48,216
Raser Technologies Inc * †	9,700	50,440
Regal-Beloit Corp †	22,800	1,057,464
Robbins & Myers Inc †	8,400	313,236
Rofin-Sinar Technologies Inc * †	12,600	745,668
Rudolph Technologies Inc * †	18,122	316,056
Semitool Inc * †	14,800	192,400
Skyline Corp †	4,700	158,578
Smith & Wesson Holding Corp * †	15,100	197,659
Sonic Solutions *	20,000	282,000
Standex International Corp †	10,600	302,206
Symmetricom Inc *	34,000	282,200
TAL International Group Inc	11,600	278,400
Taser International Inc * †	52,000	417,560
Team Inc * †	7,200	274,680
Technical Olympic USA Inc †	10,198	40,690
Technitrol Inc	30,000	785,700
Tecumseh Products Co ‘A’ *	12,300	123,861
Teledyne Technologies Inc *	24,400	913,536
Tennant Co	14,600	459,754
The Gorman-Rupp Co †	7,500	240,225
The Middleby Corp *	3,900	514,176
TransDigm Group Inc *	4,800	174,624
Triumph Group Inc	11,800	653,012
TurboChef Technologies Inc * †	10,000	152,200
Ultratech Inc *	17,700	240,897
United Industrial Corp †	8,200	452,640
Varian Semiconductor Equipment Associates Inc * †	39,649	2,116,464
Veeco Instruments Inc * †	22,400	436,800
Vicor Corp †	14,700	147,294
Watts Water Technologies Inc ‘A’	19,600	745,388
WCI Communities Inc * †	22,800	486,552
Woodward Governor Co	22,200	913,974
X-Rite Inc	13,900	180,005
Zygo Corp *	9,900	158,499

		75,959,876

Technology - 11.73%

3Com Corp *	289,300	1,131,163
3D Systems Corp * †	9,600	210,336
Acacia Research-Acacia Technologies Corp * †	16,800	265,776
Access Integrated Technologies Inc ‘A’ * †	14,800	80,364
Actel Corp * †	19,100	315,532
Actuate Corp *	30,500	159,210
Adaptec Inc *	88,300	341,721
ADTRAN Inc	48,300	1,176,105
Advanced Analogic Technologies Inc *	20,900	137,522
Aeroflex Inc *	56,198	739,004
Agile Software Corp *	42,100	292,595
Agilysys Inc	26,400	593,208
Altiris Inc *	20,500	674,655
American Reprographics Co * †	17,100	526,509
American Science & Engineering Inc * †	7,600	400,292
AMIS Holdings Inc * †	32,200	352,590
Amkor Technology Inc *	75,700	944,736
ANADIGICS Inc * †	27,900	329,778
Anaren Inc *	16,100	283,521
Anixter International Inc * †	25,400	1,674,876
Ansoft Corp *	9,000	284,760
ANSYS Inc * †	26,400	1,340,328
Applied Micro Circuits Corp * †	209,700	765,405
Ariba Inc *	55,737	523,928
Art Technology Group Inc *	65,700	152,424
Aspen Technology Inc * †	63,490	825,370
Atheros Communications Inc * †	35,700	854,301
Audible Inc *	22,200	230,658
Avanex Corp * †	151,000	270,290
Avid Technology Inc * †	29,100	1,015,008
Avocent Corp * †	40,400	1,089,588
BearingPoint Inc * †	137,800	1,055,548
Bel Fuse Inc ‘B’	7,400	286,454
Benchmark Electronics Inc * †	48,200	995,812
Black Box Corp †	15,200	555,408
Blackbaud Inc	28,456	694,896
Blackboard Inc * †	17,950	603,658
Blue Coat Systems Inc *	13,800	506,874
Bookham Inc * †	57,200	129,844
Borland Software Corp * †	68,400	360,468
Bottomline Technologies Inc DE * †	21,800	237,620
Brocade Communications Systems Inc *	293,874	2,797,680
CACI International Inc ‘A’ *	21,100	988,746
Carrier Access Corp *	9,400	48,034
Cbeyond Inc *	9,300	272,769
Checkpoint Systems Inc * †	31,200	738,192
Chordiant Software Inc *	17,440	180,504
CIBER Inc *	47,400	373,038
Cirrus Logic Inc *	64,700	495,602
Cogent Communications Group Inc * †	9,900	233,937
Cogent Inc *	28,200	379,290
Coherent Inc *	22,900	726,846

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
CommScope Inc *	42,900	$1,840,410
COMSYS IT Partners Inc * †	15,700	312,430
Comtech Group Inc * †	15,100	263,948
Comtech Telecommunications Corp * †	18,850	730,060
Concur Technologies Inc * †	23,800	415,548
Conexant Systems Inc * †	355,700	586,905
Convera Corp ‘A’ * †	14,000	43,960
Covansys Corp *	23,100	570,108
CPI International Inc * †	1,100	21,142
CSG Systems International Inc *	35,300	883,206
Cubic Corp	11,492	248,687
CycleLogic Inc *	18	—
Daktronics Inc †	31,300	858,872
DealerTrack Holdings Inc * †	4,800	147,456
Dendrite International Inc *	27,650	432,999
Digi International Inc *	17,100	217,170
Digital River Inc *	30,600	1,690,650
Diodes Inc *	16,450	573,282
Ditech Networks Inc *	25,200	204,624
DSP Group Inc *	25,300	480,700
Eagle Test Systems Inc *	3,000	49,920
Echelon Corp * †	25,900	272,986
eCollege.com *	13,400	240,530
EDO Corp	12,300	322,260
Electronics for Imaging Inc * †	42,900	1,006,005
Emageon Inc *	18,800	206,800
EMS Technologies Inc *	7,400	142,598
Emulex Corp *	58,400	1,068,136
Epicor Software Corp *	40,600	564,746
EPIQ Systems Inc *	15,850	323,023
Equinix Inc * †	20,100	1,721,163
Exar Corp *	23,100	305,844
Excel Technology Inc * †	8,900	243,237
Extreme Networks Inc *	88,200	373,086
FalconStor Software Inc * †	27,400	285,508
Finisar Corp *	153,500	537,250
First Solar Inc *	16,740	870,647
FLIR Systems Inc *	47,700	1,701,459
FormFactor Inc * †	32,100	1,436,475
Foundry Networks Inc *	102,300	1,388,211
Gartner Inc *	46,460	1,112,717
Gateway Inc * †	209,600	459,024
Genesis Microchip Inc *	30,500	283,345
Gerber Scientific Inc *	10,100	107,161
Harmonic Inc *	54,900	539,118
Harris Stratex Networks Inc ‘A’ *	14,675	281,613
Herley Industries Inc * †	19,800	309,276
Hittite Microwave Corp *	7,600	305,292
Hutchinson Technology Inc * †	17,600	410,960
Hyperion Solutions Corp *	40,700	2,109,481
I.D. Systems Inc * †	11,700	140,751
i2 Technologies Inc * †	6,700	160,800
iGate Corp * †	14,400	118,656
IHS Inc ‘A’ *	14,100	579,651
II-VI Inc * †	17,400	588,990
Ikanos Communications Inc *	11,100	86,247
Imation Corp	24,600	993,348
Infocrossing Inc * †	18,200	270,634
Informatica Corp *	62,900	844,747
Innovative Solutions & Support Inc * †	12,550	317,766
InPhonic Inc * †	20,300	221,270
Integral Systems Inc †	6,100	147,437
Intermec Inc *	38,300	855,622
Internet Capital Group Inc * †	29,000	310,300
Inter-Tel Inc	15,600	368,784
Intervoice Inc * †	24,900	165,336
Interwoven Inc * †	38,775	655,298
Ionatron Inc * †	13,400	62,444
iRobot Corp * †	5,900	77,113
Ixia *	30,600	284,580
IXYS Corp * †	20,100	205,623
j2 Global Communications Inc *	39,200	1,086,624
JDA Software Group Inc *	21,600	324,648
Jupitermedia Corp * †	16,100	106,582
Keane Inc *	37,200	505,176
KEMET Corp * †	58,300	445,995
Komag Inc * †	24,300	795,339
Kopin Corp * †	62,600	211,588
Lattice Semiconductor Corp * †	80,800	472,680
Lawson Software Inc *	82,000	663,380
Lionbridge Technologies Inc *	44,200	224,978
Loral Space & Communications Inc * †	5,800	295,104
Macrovision Corp * †	36,100	904,305
Magma Design Automation Inc *	26,300	314,548
Manhattan Associates Inc *	20,300	556,829
ManTech International Corp ‘A’ * †	10,400	347,464
MapInfo Corp *	15,700	316,041
Maxwell Technologies Inc * †	14,100	176,532
Mentor Graphics Corp * †	59,400	970,596
Mercury Computer Systems Inc * †	15,500	214,985
Merge Technologies Inc *	19,300	93,991
Methode Electronics Inc	32,400	478,548
Micrel Inc *	47,000	517,940
Micros Systems Inc * †	28,800	1,554,912
Microsemi Corp * †	53,600	1,115,416
MicroStrategy Inc ‘A’ *	8,035	1,015,544
Microtune Inc *	39,200	161,504
Mindspeed Technologies Inc * †	61,200	132,804
MIPS Technologies Inc * †	32,200	287,546
Mobility Electronics Inc * †	27,800	86,458
Monolithic Power Systems Inc * †	10,800	139,320
MoSys Inc * †	10,200	85,680
MRV Communications Inc * †	92,500	328,375
Multi-Fineline Electronix Inc * †	4,600	70,610
Neoware Inc * †	12,500	125,875
Ness Technologies Inc *	13,700	175,086
NETGEAR Inc *	27,100	773,163
Netlogic Microsystems Inc * †	13,500	359,370
NetScout Systems Inc *	17,800	161,090
Newport Corp *	27,700	453,449
Nextest Systems Corp *	1,600	22,400
Novatel Wireless Inc * †	27,100	434,684
Nuance Communications Inc * †	94,456	1,446,121
OmniVision Technologies Inc * †	41,400	536,544
ON Semiconductor Corp * †	112,700	1,005,284
Openwave Systems Inc * †	73,999	603,092
Oplink Communications Inc *	15,285	274,671
OPNET Technologies Inc *	5,600	75,656
Opsware Inc *	60,600	439,350
Optical Communication Products Inc * †	6,600	8,844
OSI Systems Inc * †	10,400	274,976
Packeteer Inc *	29,600	367,632
Palm Inc * †	70,654	1,280,957
Parametric Technology Corp * †	82,120	1,567,671
Park Electrochemical Corp	17,450	473,244
PDF Solutions Inc * †	13,600	153,544
Pegasystems Inc †	4,500	41,625
Pericom Semiconductor Corp *	24,500	239,610
Perot Systems Corp ‘A’ *	64,000	1,143,680
Plexus Corp * †	33,800	579,670
PLX Technology Inc *	18,500	180,190
Progress Software Corp *	32,600	1,017,120
QAD Inc	7,900	71,890
Quantum Corp *	139,800	377,460
Quest Software Inc * †	49,600	806,992
Rackable Systems Inc * †	21,800	369,946
Radiant Systems Inc *	19,300	251,479
RadiSys Corp * †	13,050	213,237

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND SMALL-CAP INDEX PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
RealNetworks Inc *	73,000	$573,050
RF Micro Devices Inc * †	147,700	920,171
RightNow Technologies Inc * †	11,100	181,818
Safeguard Scientifics Inc * †	67,100	198,616
SafeNet Inc *	21,392	605,394
Sapient Corp *	66,800	458,248
SAVVIS Inc * †	28,020	1,341,598
ScanSource Inc * †	19,000	509,960
Secure Computing Corp * †	39,450	303,765
Semtech Corp *	59,500	802,060
SI International Inc *	7,200	206,712
Sigma Designs Inc * †	21,500	564,590
Silicon Image Inc * †	62,500	510,000
Silicon Storage Technology Inc * †	71,500	352,495
Sirenza Microdevices Inc *	14,400	124,128
SiRF Technology Holdings Inc *	40,100	1,113,176
Skyworks Solutions Inc *	113,900	654,925
Smith Micro Software Inc * †	18,100	337,203
SonicWALL Inc * †	41,700	348,612
Sonus Networks Inc * †	186,900	1,508,283
SPSS Inc *	13,800	498,180
SRA International Inc ‘A’ *	25,300	616,308
Standard Microsystems Corp * †	16,400	500,856
Stratasys Inc *	7,500	320,400
Sunpower Corp ‘A’ * †	9,300	423,150
Supertex Inc *	10,800	358,668
Sybase Inc *	62,000	1,567,360
Sycamore Networks Inc *	136,400	510,136
SYKES Enterprises Inc * †	21,900	399,456
Synaptics Inc * †	21,100	539,738
Syniverse Holdings Inc * †	17,500	184,450
SYNNEX Corp *	5,100	108,324
Syntel Inc	3,700	128,205
Taleo Corp ‘A’ * †	4,900	81,242
TALX Corp	26,802	887,950
Tekelec * †	42,600	635,166
Terremark Worldwide Inc *	27,640	222,778
Tessera Technologies Inc * †	34,200	1,359,108
The TriZetto Group Inc * †	29,200	584,292
The Ultimate Software Group Inc *	16,600	434,754
TIBCO Software Inc *	155,800	1,327,416
Transaction Systems Architects Inc * †	29,500	955,505
Transmeta Corp * †	114,800	65,436
TranSwitch Corp * †	94,100	149,619
Trident Microsystems Inc *	45,300	908,718
TriQuint Semiconductor Inc * †	91,704	458,520
TTM Technologies Inc *	30,900	294,786
Tyler Technologies Inc * †	29,000	368,300
Universal Display Corp * †	17,500	264,075
UTStarcom Inc * †	81,100	672,319
VA Software Corp *	33,600	135,408
Varian Inc * †	22,900	1,334,154
VASCO Data Security International Inc *	16,900	302,003
ViaSat Inc *	16,400	540,708
Vignette Corp * †	22,000	408,540
Virage Logic Corp *	7,400	53,798
Volterra Semiconductor Corp * †	11,300	147,578
Vonage Holdings Corp * †	32,100	110,745
WebEx Communications Inc *	31,000	1,762,660
webMethods Inc *	46,800	336,492
Websense Inc *	35,500	816,145
Wind River Systems Inc *	59,600	592,424
Witness Systems Inc *	22,000	592,900
Zhone Technologies Inc * †	56,175	69,657
Zoran Corp *	37,706	641,756

		134,190,829

Utilities - 3.64%

Alaska Communications Systems Group Inc †	34,300	505,925
ALLETE Inc †	20,300	946,386
American States Water Co	12,550	462,718
Aquila Inc *	261,800	1,094,324
Atlantic Tele-Network Inc	1,200	31,356
Avista Corp †	37,100	898,933
Black Hills Corp †	23,000	845,710
California Water Service Group †	12,800	490,496
Cascade Natural Gas Corp	13,000	342,550
Centennial Communications Corp *	16,900	139,087
CH Energy Group Inc †	12,800	623,232
Cincinnati Bell Inc *	190,600	895,820
Cleco Corp †	37,300	963,459
Consolidated Communications Holdings Inc	16,900	336,141
CT Communications Inc †	18,300	441,030
Dobson Communications Corp ‘A’ *	112,900	969,811
Duquesne Light Holdings Inc	66,230	1,310,692
El Paso Electric Co *	35,800	943,330
EnergySouth Inc †	6,500	272,545
Eschelon Telecom Inc *	11,100	320,790
FairPoint Communications Inc †	26,000	499,460
FiberTower Corp * †	87,000	451,530
General Communication Inc ‘A’ *	47,200	660,800
Golden Telecom Inc †	16,200	897,156
IDACORP Inc †	31,700	1,072,728
IDT Corp ‘B’ †	39,300	446,055
Iowa Telecommunications Services Inc †	18,300	366,000
iPCS Inc * †	14,000	685,860
ITC Holdings Corp †	10,600	458,874
Mediacom Communications Corp ‘A’ *	42,300	344,322
MGE Energy Inc	15,100	535,446
New Jersey Resources Corp †	20,700	1,036,035
Nicor Inc †	32,800	1,588,176
North Pittsburgh Systems Inc †	8,000	174,160
Northwest Natural Gas Co †	22,800	1,041,276
NorthWestern Corp	26,300	931,809
NTELOS Holdings Corp *	15,700	301,754
Otter Tail Corp	21,800	746,432
PAETEC Holding Corp *	46,260	484,805
Piedmont Natural Gas Co Inc †	52,700	1,390,226
Pike Electric Corp * †	11,600	209,728
PNM Resources Inc	47,400	1,531,020
Portland General Electric Co †	23,400	683,280
Premiere Global Services Inc *	53,500	600,270
RCN Corp *	20,000	511,000
Shenandoah Telecommunications Co †	4,200	197,778
SJW Corp †	10,600	429,088
South Jersey Industries Inc †	20,700	787,635
Southwest Gas Corp	27,100	1,053,377
Southwest Water Co †	22,756	328,142
SureWest Communications †	10,800	268,596
The Empire District Electric Co	22,200	550,560
The Laclede Group Inc †	13,500	419,580
Time Warner Telecom Inc ‘A’ * †	110,710	2,299,447
UIL Holdings Corp	18,166	630,360
UniSource Energy Corp †	25,200	946,260
USA Mobility Inc	20,213	402,845
Westar Energy Inc †	60,300	1,659,456
WGL Holdings Inc	39,100	1,250,418

		41,706,079

Total Common Stocks (Cost $805,589,743)		989,018,272

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 13.05%

Repurchase Agreement - 13.05%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $149,398,137; collateralized by U.S. Treasury Bonds: 8.125% due 08/15/19 and market value $131,375,000; and U.S. Treasury Notes: 3.375% due 12/15/08 and market value $20,959,688)	$149,344,000	$149,344,000

Total Short-Term Investment (Cost $149,344,000)		149,344,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.47% (Cost $954,933,743)		1,138,362,272

	Shares
SECURITIES LENDING COLLATERAL - 28.36%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $324,526,103)	324,526,103	324,526,103

TOTAL INVESTMENTS - 127.83% (Cost $1,279,459,846)		1,462,888,375

OTHER ASSETS & LIABILITIES, NET - (27.83%)		(318,445,764)

NET ASSETS - 100.00%		$1,144,442,611

Note to Schedule of Investments
(a) The amount of $8,000,000 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Russell 2000 (06/07)	396	$156,500,050	$3,482,167

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND DIVERSIFIED RESEARCH PORTFOLIO Schedule of Investments March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.88%

Autos & Transportation - 1.44%

FedEx Corp	43,800	$4,705,434
United Parcel Service Inc ‘B’	280,100	19,635,010

		24,340,444

Consumer Discretionary - 12.30%

aQuantive Inc *	170,500	4,758,655
Avon Products Inc	240,800	8,972,208
Best Buy Co Inc	114,100	5,558,952
eBay Inc *	120,800	4,004,520
Getty Images Inc * †	114,700	5,577,861
Google Inc ‘A’ *	53,700	24,603,192
Hanesbrands Inc *	336,912	9,901,844
IAC/InterActiveCorp * †	190,499	7,183,717
Jarden Corp *	176,500	6,759,950
Las Vegas Sands Corp * †	146,800	12,714,348
Leggett & Platt Inc †	295,100	6,689,917
Lowe’s Cos Inc	991,800	31,231,782
McDonald’s Corp	190,500	8,582,025
Omnicom Group Inc	91,000	9,316,580
Starwood Hotels & Resorts Worldwide Inc	54,300	3,521,355
Target Corp	446,600	26,465,516
The Cheesecake Factory Inc * †	215,600	5,745,740
The Walt Disney Co	139,300	4,796,099
Time Warner Inc	482,550	9,515,886
Urban Outfitters Inc *	312,100	8,273,771
Yahoo! Inc *	141,000	4,411,890

		208,585,808

Consumer Staples - 7.00%

Altria Group Inc	206,000	18,088,860
Campbell Soup Co	282,300	10,995,585
Kraft Foods Inc ‘A’ †	358,300	11,343,778
PepsiCo Inc	522,800	33,229,168
Sara Lee Corp	1,466,300	24,809,796
Sysco Corp	159,600	5,399,268
The Coca-Cola Co	190,000	9,120,000
The Pepsi Bottling Group Inc	178,900	5,705,121

		118,691,576

Energy - 3.31%

Arch Coal Inc †	127,800	3,922,182
Baker Hughes Inc	181,800	12,022,434
BJ Services Co	295,300	8,238,870
EOG Resources Inc	179,800	12,826,932
The Williams Cos Inc	220,300	6,269,738
Weatherford International Ltd * (Bermuda)	283,700	12,794,870

		56,075,026

Financial Services - 16.79%

Aflac Inc	248,900	11,713,234
American International Group Inc	169,350	11,383,707
AmeriCredit Corp *	428,600	9,797,796
Capital One Financial Corp	140,400	10,594,584
Commerce Bancorp Inc †	174,700	5,831,486
Compass Bancshares Inc	80,100	5,510,880
Douglas Emmett Inc REIT	167,500	4,276,275
General Growth Properties Inc REIT †	147,630	9,532,469
Host Hotels & Resorts Inc REIT	33,242	874,597
Hudson City Bancorp Inc	218,200	2,984,976
JPMorgan Chase & Co	486,024	23,513,841
Marsh & McLennan Cos Inc	149,600	4,381,784
Paychex Inc	155,400	5,884,998
RenaissanceRe Holdings Ltd (Bermuda)	89,700	4,497,558
SLM Corp	1,493,600	61,088,240
The Chubb Corp	139,600	7,213,132
The Hartford Financial Services Group Inc	69,900	6,681,042
The Progressive Corp	272,300	5,941,586
Wachovia Corp	772,538	42,528,217
Washington Mutual Inc †	629,000	25,399,020
Wells Fargo & Co	546,600	18,819,438
XL Capital Ltd ‘A’ (Cayman)	89,700	6,275,412

		284,724,272

Health Care - 14.62%

Allergan Inc	246,890	27,360,350
AstraZeneca PLC ADR (United Kingdom)	1,034,700	55,511,655
Baxter International Inc	304,800	16,053,816
Cerner Corp * †	112,700	6,136,515
DaVita Inc *	174,200	9,288,344
Endo Pharmaceuticals Holdings Inc * †	278,700	8,193,780
Forest Laboratories Inc *	875,800	45,051,152
Genentech Inc *	178,400	14,650,208
ImClone Systems Inc *	166,300	6,780,051
Medtronic Inc	177,000	8,683,620
Millennium Pharmaceuticals Inc * †	750,400	8,524,544
Sepracor Inc *	221,300	10,319,219
Teva Pharmaceutical Industries Ltd ADR (Israel)	233,199	8,728,639
Thermo Fisher Scientific Inc *	113,200	5,292,100
UnitedHealth Group Inc	217,680	11,530,510
WellPoint Inc *	71,300	5,782,430

		247,886,933

Integrated Oils - 5.71%

Chevron Corp	146,690	10,849,192
Exxon Mobil Corp	341,300	25,751,085
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	286,800	19,014,840
Royal Dutch Shell PLC ‘B’ ADR † (United Kingdom)	63,615	4,237,395
Schlumberger Ltd † (Netherlands)	371,900	25,698,290
Transocean Inc * (Cayman)	138,200	11,290,940

		96,841,742

Materials & Processing - 6.00%

Air Products & Chemicals Inc	86,800	6,413,652
Alcoa Inc	106,800	3,620,520
American Standard Cos Inc	581,400	30,825,828
Barrick Gold Corp † (Canada)	149,500	4,268,225
E.I. du Pont de Nemours & Co	129,900	6,420,957
Fluor Corp	194,500	17,450,540
Huntsman Corp	323,400	6,173,706
Methanex Corp (Canada)	252,500	5,638,325
Nova Chemicals Corp (Canada)	104,200	3,226,032
Owens Corning Inc *	31,600	1,006,776
Potash Corp of Saskatchewan Inc (Canada)	66,800	10,683,324
Rohm & Haas Co	115,200	5,958,144

		101,686,029

Multi-Industry - 4.73%

Fortune Brands Inc	98,000	7,724,360
General Electric Co	1,641,800	58,054,048
Johnson Controls Inc	62,000	5,866,440
Tyco International Ltd (Bermuda)	269,400	8,499,570

		80,144,418

Producer Durables - 5.34%

Alliant Techsystems Inc * †	55,600	4,888,352
American Tower Corp ‘A’ *	466,100	18,154,595
Cooper Industries Ltd ‘A’ (Bermuda)	143,000	6,433,570
Danaher Corp †	227,300	16,240,585
Illinois Tool Works Inc	446,400	23,034,240
KLA-Tencor Corp	78,900	4,206,948

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND DIVERSIFIED RESEARCH PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Parker-Hannifin Corp	60,400	$5,213,124
United Technologies Corp	190,900	12,408,500

		90,579,914

Technology - 14.69%

Affiliated Computer Services Inc ‘A’ *	224,500	13,218,560
Altera Corp *	297,900	5,955,021
Brocade Communications Systems Inc *	690,300	6,571,656
Cisco Systems Inc *	1,374,500	35,090,985
Compuware Corp *	897,800	8,520,122
Dell Inc *	864,900	20,074,329
Flextronics International Ltd * † (Singapore)	2,384,400	26,085,336
Jabil Circuit Inc	672,700	14,402,507
Microsoft Corp	1,531,600	42,685,692
NAVTEQ Corp * †	163,100	5,626,950
Qimonda AG ADR * (Germany)	634,500	9,111,420
QUALCOMM Inc	265,900	11,343,294
SanDisk Corp * †	55,300	2,422,140
SAP AG ADR (Germany)	332,000	14,823,800
Seagate Technology (Cayman)	850,400	19,814,320
Silicon Laboratories Inc * †	234,800	7,025,216
Symantec Corp *	364,500	6,305,850

		249,077,198

Utilities - 4.95%

AT&T Inc	555,800	21,915,194
CMS Energy Corp †	576,600	10,263,480
Edison International	101,100	4,967,043
Kinder Morgan Management LLC *	127,546	6,535,457
MDU Resources Group Inc	102,000	2,931,480
NiSource Inc	184,500	4,509,180
Qwest Communications International Inc * †	858,800	7,720,612
The AES Corp *	602,300	12,961,496
Time Warner Cable Inc ‘A’ *	166,300	6,231,261
Time Warner Telecom Inc ‘A’ * †	281,000	5,836,370

		83,871,573

Total Common Stocks (Cost $1,420,543,492)		1,642,504,933

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.08%

Repurchase Agreement - 3.08%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $52,267,940; collateralized by U.S. Treasury Notes: 2.625% due 05/15/08 and market value $9,945,985, 3.750% due 05/15/08 and market value $30,123,747, and 3.875% due 07/31/07 and market value $13,225,375)	$52,249,000	52,249,000

Total Short-Term Investment (Cost $52,249,000)		52,249,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.96% (Cost $1,472,792,492)		1,694,753,933

	Shares
SECURITIES LENDING COLLATERAL - 9.34%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $158,427,887)	158,427,887	158,427,887

TOTAL INVESTMENTS - 109.30% (Cost $1,631,220,379)		1,853,181,820

OTHER ASSETS & LIABILITIES, NET - (9.30%)		(157,741,914)

NET ASSETS - 100.00%		$1,695,439,906

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.60%

Autos & Transportation - 1.77%

FedEx Corp	4,700	$504,921
United Parcel Service Inc ‘B’	57,500	4,030,750

		4,535,671

Consumer Discretionary - 27.00%

Avon Products Inc	69,200	2,578,392
Best Buy Co Inc	12,400	604,128
eBay Inc *	188,900	6,262,035
Getty Images Inc * †	64,200	3,122,046
Google Inc ‘A’ *	31,800	14,569,488
IAC/InterActiveCorp *	19,000	716,490
Jarden Corp *	34,900	1,336,670
Las Vegas Sands Corp * †	77,000	6,668,970
Lowe’s Cos Inc	239,300	7,535,557
Omnicom Group Inc †	8,400	859,992
Target Corp	122,300	7,247,498
The Cheesecake Factory Inc * †	14,600	389,090
The Home Depot Inc	22,300	819,302
The Walt Disney Co	68,600	2,361,898
Time Warner Inc	148,010	2,918,757
Urban Outfitters Inc *	88,700	2,351,437
Viacom Inc ‘B’ *	21,800	896,198
Williams-Sonoma Inc †	15,500	549,630
XM Satellite Radio Holdings Inc ‘A’ * †	44,700	577,524
Yahoo! Inc *	216,400	6,771,156

		69,136,258

Consumer Staples - 4.92%

PepsiCo Inc	124,300	7,900,508
Sysco Corp	113,500	3,839,705
The Coca-Cola Co	17,900	859,200

		12,599,413

Energy - 2.09%

Baker Hughes Inc	28,400	1,878,092
EOG Resources Inc †	25,600	1,826,304
Weatherford International Ltd * (Bermuda)	36,400	1,641,640

		5,346,036

Financial Services - 7.56%

Aflac Inc	37,300	1,755,338
American International Group Inc	54,500	3,663,490
Capital One Financial Corp	15,700	1,184,722
Compass Bancshares Inc	16,800	1,155,840
JPMorgan Chase & Co	12,600	609,588
Paychex Inc †	44,400	1,681,428
SLM Corp	133,400	5,456,060
The Progressive Corp	17,400	379,668
Wachovia Corp	51,100	2,813,055
Washington Mutual Inc †	16,200	654,156

		19,353,345

Health Care - 19.37%

Allergan Inc †	29,200	3,235,944
Amylin Pharmaceuticals Inc * †	10,500	392,280
AstraZeneca PLC ADR (United Kingdom)	77,600	4,163,240
Baxter International Inc	75,600	3,981,852
Cerner Corp * †	65,900	3,588,255
DaVita Inc *	29,000	1,546,280
Endo Pharmaceuticals Holdings Inc *	68,400	2,010,960
Forest Laboratories Inc *	67,900	3,492,776
Genentech Inc *	57,500	4,721,900
ImClone Systems Inc * †	164,100	6,690,357
Medtronic Inc	100,200	4,915,812
Millennium Pharmaceuticals Inc *	233,500	2,652,560
PDL BioPharma Inc * †	29,500	640,150
Sepracor Inc *	86,500	4,033,495
Teva Pharmaceutical Industries Ltd ADR (Israel)	79,436	2,973,290
UnitedHealth Group Inc	10,300	545,591

		49,584,742

Integrated Oils - 2.39%

Schlumberger Ltd † (Netherlands)	88,700	6,129,170

Materials & Processing - 2.52%

American Standard Cos Inc	36,900	1,956,438
Fluor Corp	50,100	4,494,972

		6,451,410

Multi-Industry - 2.11%

General Electric Co	152,800	5,403,008

Producer Durables - 6.99%

Agilent Technologies Inc *	17,286	582,365
American Tower Corp ‘A’ *	19,400	755,630
Danaher Corp †	59,800	4,272,710
Illinois Tool Works Inc	138,600	7,151,760
KLA-Tencor Corp †	75,100	4,004,332
United Technologies Corp	17,400	1,131,000

		17,897,797

Technology - 20.34%

Affiliated Computer Services Inc ‘A’ *	34,300	2,019,584
Altera Corp * †	234,600	4,689,654
Brocade Communications Systems Inc *	134,400	1,279,488
Cisco Systems Inc *	367,130	9,372,829
Corning Inc *	102,900	2,339,946
Dell Inc *	17,400	403,854
Flextronics International Ltd * (Singapore)	218,900	2,394,766
Intel Corp	47,200	902,936
Jabil Circuit Inc	81,900	1,753,479
Juniper Networks Inc *	40,500	797,040
Linear Technology Corp †	44,300	1,399,437
Maxim Integrated Products Inc	16,800	493,920
Microsoft Corp	269,100	7,499,817
NAVTEQ Corp * †	161,800	5,582,100
QUALCOMM Inc	84,500	3,604,770
SanDisk Corp * †	60,400	2,645,520
SAP AG ADR (Germany)	36,700	1,638,655
Seagate Technology (Cayman)	33,000	768,900
Silicon Laboratories Inc * †	20,900	625,328
Sun Microsystems Inc *	142,300	855,223
Xilinx Inc	39,500	1,016,335

		52,083,581

Utilities - 1.54%

Cablevision Systems Corp ‘A’	12,900	392,547
The AES Corp *	42,400	912,448
Time Warner Cable Inc ‘A’ *	59,600	2,233,212
Time Warner Telecom Inc ‘A’ * †	19,000	394,630

		3,932,837

Total Common Stocks (Cost $223,656,133)		252,453,268

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.48%

Repurchase Agreement - 0.48%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $1,219,442; collateralized by U.S. Treasury Bills: 5.060% due 05/03/07 and market value $1,243,750)	$1,219,000	$1,219,000

Total Short-Term Investment (Cost $1,219,000)		1,219,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.08% (Cost $224,875,133)		253,672,268

	Shares
SECURITIES LENDING COLLATERAL - 14.44%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $36,972,466)	36,972,466	36,972,466

TOTAL INVESTMENTS - 113.52% (Cost $261,847,599)		290,644,734

OTHER ASSETS & LIABILITIES, NET - (13.52%)		(34,611,687)

NET ASSETS - 100.00%		$256,033,047

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.03%

American Funds Insurance Series® Growth-Income Fund - Class 2	39,298,152	$1,672,136,360

TOTAL INVESTMENTS - 100.03% (Cost $1,496,947,733)		1,672,136,360

OTHER ASSETS & LIABILITIES, NET - (0.03%)		(569,894)

NET ASSETS - 100.00%		$1,671,566,466

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

MUTUAL FUND - 100.03%

American Funds Insurance Series® Growth Fund - Class 2	27,149,897	1,768,272,800

TOTAL INVESTMENTS - 100.03% (Cost $1,497,630,754)		1,768,272,800

OTHER ASSETS & LIABILITIES, NET - (0.03%)		(592,997)

NET ASSETS - 100.00%		$1,767,679,803

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 2 shares of the Growth-Income and Growth Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Funds’ webpage at http://www.pacificlife.com. American Funds and American Funds Insurance Series are registered trademarks of American Funds Distributors, Inc.
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.31%

Consumer Discretionary - 17.74%

EchoStar Communications Corp ‘A’ *	853,100	$37,050,133
Kimberly-Clark Corp	695,800	47,655,342
Liberty Media Corp - Capital ‘A’ *	173,090	19,142,023
Liberty Media Corp - Interactive ‘A’ * †	817,050	19,462,131
McDonald’s Corp	1,192,500	53,722,125
Newell Rubbermaid Inc	1,144,000	35,566,960
News Corp ‘B’ †	3,293,600	80,594,392
Target Corp	528,800	31,336,688
The Home Depot Inc	1,011,700	37,169,858
Time Warner Inc	2,440,200	48,120,744
Wal-Mart Stores Inc	1,150,800	54,030,060

		463,850,456

Consumer Staples - 3.71%

Altria Group Inc	1,104,700	97,003,707

Financial Services - 29.79%

Aflac Inc †	825,900	38,866,854
American Express Co	1,162,300	65,553,720
American International Group Inc	716,700	48,176,574
Bank of America Corp	1,047,800	53,458,756
Capital One Financial Corp †	858,600	64,789,956
Freddie Mac †	532,930	31,704,006
JPMorgan Chase & Co	1,335,900	64,630,842
Loews Corp	1,411,200	64,110,816
Marsh & McLennan Cos Inc †	1,380,000	40,420,200
Merrill Lynch & Co Inc	735,700	60,084,619
The Bank of New York Co Inc	751,500	30,473,325
The Chubb Corp	815,900	42,157,553
The Goldman Sachs Group Inc	164,500	33,990,635
The Travelers Cos Inc	843,600	43,673,172
Wachovia Corp	906,212	49,886,971
Wells Fargo & Co †	1,367,300	47,076,139

		779,054,138

Health Care - 7.79%

Abbott Laboratories	780,700	43,563,060
Johnson & Johnson	405,900	24,459,534
Novartis AG ADR (Switzerland)	721,500	39,415,545
UnitedHealth Group Inc	899,600	47,651,812
WellPoint Inc *	600,000	48,660,000

		203,749,951

Integrated Oils - 6.77%

GlobalSantaFe Corp (Cayman)	694,800	42,855,264
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	421,300	27,932,190
Suncor Energy Inc (Canada)	386,200	29,486,370
Total SA ADR † (France)	1,100,800	76,813,824

		177,087,648

Materials & Processing - 4.83%

Air Products & Chemicals Inc	412,300	30,464,847
Avery Dennison Corp †	508,100	32,650,506
E.I. du Pont de Nemours & Co	786,500	38,876,695
Masco Corp †	885,200	24,254,480

		126,246,528

Multi-Industry - 3.66%

General Electric Co	1,440,000	50,918,400
Textron Inc	500,200	44,917,960

		95,836,360

Producer Durables - 4.40%

Parker-Hannifin Corp †	326,600	28,188,846
The Boeing Co	473,900	42,134,449
United Technologies Corp	687,200	44,668,000

		114,991,295

Technology - 7.25%

Comverse Technology Inc * †	1,308,800	27,942,880
International Business Machines Corp	332,000	31,294,320
L-3 Communications Holdings Inc	317,900	27,806,713
Microsoft Corp	974,200	27,150,954
Nokia OYJ ADR (Finland)	1,962,300	44,975,916
Raytheon Co	580,900	30,474,014

		189,644,797

Utilities - 11.37%

Alltel Corp	798,300	49,494,600
AT&T Inc	1,962,251	77,371,557
Embarq Corp †	640,905	36,114,997
Sempra Energy	977,600	59,643,376
SES GLOBAL SA FDR + (Luxembourg)	557,600	10,674,283
Sprint Nextel Corp †	3,381,219	64,107,912

		297,406,725

Total Common Stocks (Cost $2,157,229,255)		2,544,871,605

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.55%

Repurchase Agreement - 2.55%

Nomura Securities 5.300% due 04/02/07 (Dated 03/30/07, repurchase price of $66,785,484; collateralized by Fannie Mae (U.S. Govt Agency Issue) 4.500% due 02/26/10 and market value $24,781,250, 4.625% due 12/15/09 and market value $584,350, 4.750% due 03/12/10 and market value $4,005,000, and 7.125% due 06/15/10 and market value $10,887,500; and Federal Home Loan Bank: 3.625% due 06/24/10 and market value $8,136,563, 4.500% due 02/16/10 and market value $14,943,750, 5.040% due 06/07/10 and market value $1,515,000, and 5.220% due 02/12/10 and market value $3,272,400)	$66,756,000	66,756,000

Total Short-Term Investment (Cost $66,756,000)		66,756,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.86%
(Cost $2,223,985,255)		2,611,627,605

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.35%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $113,647,823)	113,647,823	$113,647,823

TOTAL INVESTMENTS - 104.21% (Cost $2,337,633,078)		2,725,275,428

OTHER ASSETS & LIABILITIES, NET - (4.21%)		(110,023,596)

NET ASSETS - 100.00%		$2,615,251,832

Note to Schedule of Investments
(a) Securities with a total aggregate market value of $10,674,283, or 0.41% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.10%

Consumer Discretionary - 11.72%

Activision Inc *	11,270	$213,454
Baidu.com Inc ADR * (Cayman)	2,980	287,719
Ctrip.com International Ltd ADR (Cayman)	3,580	239,806
eBay Inc *	14,220	471,393
Google Inc ‘A’ *	4,338	1,987,498
IAC/InterActiveCorp *	25,940	978,198
Kenexa Corp * †	7,756	241,444
Monster Worldwide Inc *	10,160	481,279
National CineMedia Inc *	21,310	568,977
Net Servicos de Comunicacao SA ADR † (Brazil)	38,360	518,244
Nintendo Co Ltd + (Japan)	3,300	957,534
priceline.com Inc * †	8,910	474,547
Sohu.com Inc *	18,010	385,954
The Knot Inc * †	83,562	1,799,090
THQ Inc *	17,320	592,171
VeriSign Inc *	18,470	463,966
Yahoo! Inc *	15,400	481,866

		11,143,140

Financial Services - 3.82%

DST Systems Inc * †	15,290	1,149,808
Fiserv Inc *	17,440	925,367
Global Payments Inc	34,864	1,187,468
Huron Consulting Group Inc *	6,073	369,481

		3,632,124

Health Care - 1.27%

BioMarin Pharmaceutical Inc * †	14,250	245,955
Kyphon Inc *	5,420	244,659
Thermo Fisher Scientific Inc *	10,380	485,265
Varian Medical Systems Inc *	4,960	236,542

		1,212,421

Materials & Processing - 0.51%

Carpenter Technology Corp	4,000	483,040

Producer Durables - 6.22%

American Tower Corp ‘A’ *	41,851	1,630,096
ATMI Inc * †	47,780	1,460,635
Crown Castle International Corp *	19,030	611,434
KLA-Tencor Corp †	8,930	476,148
Lam Research Corp *	14,850	702,999
SBA Communications Corp ‘A’ *	35,070	1,036,318

		5,917,630

Technology - 68.76%

Acacia Research-Acacia Technologies Corp *	10,197	161,317
Accenture Ltd ‘A’ (Bermuda)	25,630	987,780
Adobe Systems Inc *	23,936	998,131
Amdocs Ltd * (United Kingdom)	26,060	950,669
ANSYS Inc *	9,520	483,330
Apple Inc *	13,870	1,288,662
ASML Holding NV ‘NY’ * (Netherlands)	38,050	941,738
Atheros Communications Inc * †	19,550	467,832
Autodesk Inc *	24,820	933,232
BMC Software Inc *	26,490	815,627
Broadcom Corp ‘A’ *	24,110	773,208
Brocade Communications Systems Inc *	59,950	570,724
Business Objects SA ADR * (France)	25,660	928,635
CA Inc †	16,120	417,669
Cadence Design Systems Inc *	45,346	954,987
Check Point Software Technologies Ltd * (Israel)	19,390	432,009
Cisco Systems Inc *	36,860	941,036
Citrix Systems Inc * †	35,114	1,124,701
Cogent Communications Group Inc *	31,050	733,712
Cogent Inc *	73,130	983,598
Cognizant Technology Solutions Corp ‘A’ *	28,740	2,536,880
Cognos Inc * (Canada)	6,010	236,734
Computer Sciences Corp *	8,220	428,509
Comtech Group Inc *	48,040	839,739
Comverse Technology Inc *	20,190	431,056
Concur Technologies Inc *	23,660	413,104
Corning Inc *	40,690	925,291
Daktronics Inc †	32,820	900,581
DivX Inc *	9,680	193,987
Double-Take Software Inc * †	23,838	322,051
Emulex Corp * †	20,910	382,444
Equinix Inc *	17,300	1,481,399
Garmin Ltd † (Cayman)	15,960	864,234
Harris Corp †	27,120	1,381,764
Hewlett-Packard Co	23,300	935,262
Hittite Microwave Corp * †	13,020	523,013
i2 Technologies Inc *	10,200	244,800
InPhonic Inc * †	43,700	476,330
Intel Corp	44,450	850,328
Intersil Corp ‘A’	65,810	1,743,307
Intuit Inc * †	23,500	642,960
Iomega Corp *	38,867	145,751
Ionatron Inc * †	63,040	293,766
Linktone Ltd ADR * † (Cayman)	101,530	338,095
LSI Logic Corp *	46,020	480,449
Marvell Technology Group Ltd * (Bermuda)	46,340	778,975
McAfee Inc *	18,150	527,802
MEMC Electronic Materials Inc *	40,783	2,470,634
Micros Systems Inc * †	8,649	466,960
Microsoft Corp	22,060	614,812
MIPS Technologies Inc *	51,390	458,913
MoSys Inc * †	105,130	883,092
NCR Corp *	9,930	474,356
Network Appliance Inc *	32,680	1,193,474
Nokia OYJ ADR (Finland)	138,580	3,176,254
Nuance Communications Inc * †	58,952	902,555
NVIDIA Corp *	16,400	471,992
Omniture Inc *	32,135	585,821
Openwave Systems Inc * †	54,510	444,256
Oracle Corp *	54,080	980,470
QUALCOMM Inc	35,820	1,528,081
Quantum Corp *	93,010	251,127
Research In Motion Ltd * (Canada)	7,000	955,430
RightNow Technologies Inc *	58,890	964,618
Riverbed Technology Inc * †	58,410	1,614,452
ROO Group Inc *	51,580	149,066
salesforce.com inc *	24,590	1,052,944
SanDisk Corp * †	18,960	830,448
Satyam Computer Services Ltd ADR (India)	19,850	450,595
Seagate Technology (Cayman)	33,090	770,997
Siliconware Precision Industries Co Ltd ADR (Taiwan)	49,630	486,870
SiRF Technology Holdings Inc *	13,212	366,765
Switch & Data Facilities Co Inc * †	27,343	495,455
Symantec Corp *	56,154	971,464
Telefonaktiebolaget LM Ericsson ADR (Sweden)	32,650	1,210,988
Tellabs Inc *	109,900	1,088,010
Tessera Technologies Inc *	21,950	872,293
The Ultimate Software Group Inc *	4,140	108,427
Transaction Systems Architects Inc *	8,220	266,246
Tyler Technologies Inc *	42,820	543,814
Verigy Ltd * (Singapore)	50,350	1,181,715
Vocus Inc *	13,720	276,184
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
Western Digital Corp *	22,550	$379,066
Wind River Systems Inc *	24,280	241,343

		65,387,195

Utilities - 5.80%

Dobson Communications Corp ‘A’ *	55,040	472,794
KongZhong Corp ADR * † (Cayman)	61,756	434,145
Leap Wireless International Inc *	7,000	461,860
Millicom International Cellular SA * (Luxembourg)	12,860	1,007,710
NII Holdings Inc * †	14,240	1,056,323
Tele2 AB ‘B’ + (Sweden)	126,920	2,084,556

		5,517,388

Total Common Stocks (Cost $86,767,616)		93,292,938

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.10% (Cost $86,767,616)		93,292,938

SECURITIES LENDING COLLATERAL - 16.28%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $15,477,157)	15,477,157	15,477,157

TOTAL INVESTMENTS - 114.38% (Cost $102,244,773)		108,770,095

OTHER ASSETS & LIABILITIES, NET - (14.38%)		(13,674,060)

NET ASSETS - 100.00%		$95,096,035

Note to Schedule of Investments
(a) Securities with a total aggregate market value of $3,042,090, or 3.20% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 7.13%

Autos & Transportation - 0.24%

GATX Financial Corp 5.125% due 04/15/10	$4,850,000	$4,833,200

Consumer Discretionary - 0.26%

Time Warner Inc 6.750% due 04/15/11	5,100,000	5,379,465

Financial Services - 4.28%

American General Finance Corp 4.875% due 05/15/10	7,000,000	6,976,935
ANZ Capital Trust Inc 4.484% due 12/15/53 ~	16,150,000	15,790,872
Greater Bay Bancorp 5.125% due 04/15/10	2,900,000	2,888,209
ING Capital Funding Trust III 8.439% due 12/29/49 §	9,750,000	10,773,077
iStar Financial Inc 5.125% due 04/01/11	5,000,000	4,957,335
Mizuho JGB Investment LLC 9.870% due 06/30/08 ~ §	8,695,000	9,154,105
Morgan Stanley 5.050% due 01/21/11	8,250,000	8,218,964
PNC Funding Corp 6.500% due 05/01/08	2,000,000	2,011,896
Popular North America Inc 5.200% due 12/12/07	6,975,000	6,966,079
Wachovia Capital Trust III 5.800% due 09/15/99 §	3,875,000	3,924,639
Waddell & Reed Financial Inc 5.600% due 01/15/11	4,350,000	4,363,172
Washington Mutual Inc 8.250% due 04/01/10	11,061,000	11,957,527

		87,982,810

Producer Durables - 0.50%

John Deere Capital Corp 5.400% due 04/07/10	10,250,000	10,359,388

Utilities - 1.85%

Comcast Corp 5.850% due 01/15/10 †	8,250,000	8,407,996
Cox Communications Inc 4.625% due 01/15/10	5,100,000	5,034,276
Deutsche Telekom International Finance BV (Netherlands) 8.000% due 06/15/10	7,800,000	8,461,307
GTE Corp 7.510% due 04/01/09	7,750,000	8,081,119
SBC Communications Inc 5.300% due 11/15/10	8,000,000	8,042,824

		38,027,522

Total Corporate Bonds & Notes (Cost $144,590,532)		146,582,385

MORTGAGE-BACKED SECURITIES - 57.73%

Collateralized Mortgage Obligations - 30.99%

Banc of America Commercial Mortgage Inc 5.182% due 09/10/47 “ §	8,000,000	7,968,892
5.414% due 09/10/47 “	8,500,000	8,517,762
Banc of America Mortgage Securities Inc 3.512% due 05/25/34 “ §	3,682,336	3,699,699
Bear Stearns Alt-A Trust 5.640% due 04/25/34 “ §	1,454,104	1,455,477
5.670% due 01/25/35 “ §	5,062,096	5,074,289
Bear Stearns Commercial Mortgage Securities 5.537% due 10/12/41 “	9,500,000	9,596,133
Chase Mortgage Finance Corp 4.143% due 02/25/37 “ §	19,792,117	19,436,286
4.367% due 02/25/37 “ §	14,795,752	14,633,346
4.501% due 02/25/37 “ §	7,882,227	7,797,247
Countrywide Alternative Loan Trust
5.580% due 12/25/35 - 02/25/36 “ § ±	13,332,930	13,351,428
5.620% due 11/20/35 - 12/25/35 “ § ±	18,105,890	18,178,018
5.640% due 11/20/35 “ §	12,292,379	12,344,241
5.680% due 11/20/35 “ §	6,437,705	6,464,497
5.730% due 11/20/35 “ §	5,722,405	5,755,793
Countrywide Home Loan Mortgage Pass-Through Trust 5.560% due 03/25/36 “ §	5,114,421	5,127,372
5.807% due 08/25/33 “ §	117,663	117,833
Credit Suisse Mortgage Capital Certificates 5.467% due 09/15/39 “	7,500,000	7,546,853
CS First Boston Mortgage Securities Corp 5.800% due 01/25/33 “ §	496,667	497,741
6.530% due 06/15/34 “	20,000,000	20,953,690
CS First Boston Mortgage Securities Corp (IO) 1.594% due 11/15/36 ~ “ §	20,941,952	707,754
1.766% due 05/15/38 ~ “ §	19,834,055	764,123
5.500% due 04/25/33 - 06/25/33 “ ±	410,817	18,428
5.750% due 05/25/33 “	173,574	5,625
Downey Savings & Loan Association Mortgage Loan Trust 5.610% due 10/19/45 “ §	7,716,860	7,755,620
Fannie Mae 5.000% due 01/25/25 “	10,347,865	10,291,623
6.270% due 10/25/31 “ §	6,094,008	6,243,539
6.500% due 08/25/08 “	1,631,012	1,635,986
First Horizon Alternative Mortgage Securities 5.065% due 03/25/35 “ §	2,458,972	2,445,864
5.310% due 07/25/35 “ §	2,838,225	2,828,995
Freddie Mac 0.000% due 05/15/36 “ §	7,481,927	7,467,548
5.000% due 12/15/26 “	11,291,386	11,246,983
6.500% due 09/15/09 “	864,707	864,141
7.000% due 09/15/30 “	4,029,123	4,139,395
GE Capital Commercial Mortgage Corp 5.512% due 11/10/45 “ §	13,000,000	13,059,561
Harborview Mortgage Loan Trust 5.560% due 01/19/36 “ §	2,334,015	2,340,105
5.570% due 01/19/36 “ §	11,547,918	11,576,301
5.630% due 11/19/35 “ §	2,442,942	2,451,238
5.660% due 06/20/35 “ §	2,732,031	2,742,364
Impac CMB Trust 5.570% due 10/25/35 “ §	6,389,402	6,398,205
Impac Secured Assets CMN Owner Trust 5.570% due 03/25/36 “ §	8,608,466	8,618,213
IndyMac Index Mortgage Loan Trust 5.540% due 04/25/46 “ §	7,684,520	7,698,671
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
JPMorgan Chase Commercial Mortgage Securities Corp 4.738% due 07/15/42 “	$16,000,000	$15,385,072
5.814% due 06/12/43 “ §	14,000,000	14,452,437
JPMorgan Mortgage Trust 4.071% due 07/25/35 “ §	1,987,106	1,952,204
4.204% due 07/25/35 “ §	5,938,885	5,843,157
4.767% due 07/25/35 “ §	3,939,786	3,909,686
4.771% due 07/25/35 “ §	5,886,747	5,842,169
MASTR Adjustable Rate Mortgages Trust 5.700% due 11/25/34 “ §	515,729	517,597
5.783% due 12/25/46 “ §	11,523,571	11,523,571
6.720% due 09/25/34 “ §	1,446,163	1,501,221
Merrill Lynch Mortgage Investors Inc 5.152% due 12/25/35 “ §	5,582,000	5,564,133
6.448% due 07/25/33 “ §	927,637	934,016
MortgageIT Trust 5.580% due 12/25/35 “ §	4,792,730	4,803,349
Prudential Commercial Mortgage Trust (IO) 1.482% due 02/11/36 ~ “ §	33,468,633	1,545,177
Sequoia Mortgage Trust 5.737% due 11/20/34 “ §	2,150,389	2,157,757
Structured Adjustable Rate Mortgage Loan Trust 4.570% due 05/25/34 “ §	3,111,109	3,134,098
4.715% due 06/25/34 “ §	6,963,861	6,970,553
5.120% due 02/25/35 “ §	1,693,805	1,685,557
5.660% due 08/25/35 “ §	1,350,555	1,354,509
7.266% due 03/25/34 “ §	541,749	545,961
7.391% due 02/25/34 “ §	208,378	211,826
Structured Asset Mortgage Investments Inc 5.550% due 02/25/36 “ §	16,573,867	16,584,951
Structured Asset Securities Corp 4.700% due 11/25/33 “ §	2,256,358	2,268,014
5.000% due 07/25/33 “ §	1,084,931	1,100,062
Washington Mutual Alternative Mortgage Pass-Through Certificates 5.633% due 01/25/47 “ §	11,462,438	11,446,319
5.823% due 11/25/46 “ §	17,385,665	17,385,665
5.833% due 09/25/46 “ §	19,009,230	19,087,168
5.903% due 09/25/46 “ §	8,361,416	8,395,949
Washington Mutual Inc 4.836% due 09/25/35 “ §	9,000,000	8,999,132
5.580% due 11/25/45 “ §	11,522,813	11,565,218
5.590% due 12/26/45 “ §	8,078,631	8,107,457
5.610% due 07/25/45 - 10/25/45 “ § ±	20,686,499	20,728,896
5.633% due 03/25/47 “ §	6,727,363	6,721,056
5.640% due 08/25/45 “ §	5,639,422	5,658,053
5.673% due 01/25/47 “ §	3,759,158	3,754,459
5.803% due 12/25/46 “ §	16,815,550	16,846,154
5.823% due 11/25/46 “ §	17,193,809	17,244,702
5.863% due 10/25/46 “ §	11,755,682	11,799,531
5.903% due 09/25/46 “ §	3,307,086	3,319,322
5.943% due 09/25/46 “ §	19,470,340	19,519,016
Washington Mutual Inc (IO) 0.488% due 02/25/34 “ §	7,973,215	53,999
1.181% due 01/25/08 “ §	3,299,774	29,085
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 “	3,282,905	3,322,779
Wells Fargo Mortgage-Backed Securities Trust 4.541% due 02/25/35 “ §	12,463,405	12,301,158
4.977% due 10/25/35 “ §	9,401,627	9,420,274
5.090% due 03/25/36 “ §	21,178,060	21,025,739
5.601% due 07/25/36 “ §	10,961,134	10,951,771

		637,286,858

Fannie Mae - 15.76%

3.444% due 08/01/33 “ §	12,022,340	11,924,358
3.599% due 04/01/34 “ §	9,976,139	10,014,471
3.848% due 10/01/33 “ §	7,127,416	7,123,804
3.960% due 12/01/33 “ §	12,543,824	12,405,270
4.000% due 11/01/13 “	10,357,781	10,062,280
4.230% due 05/01/33 “ §	6,292,227	6,269,296
4.244% due 12/01/34 “ §	3,391,057	3,354,380
4.285% due 03/01/35 “ §	3,340,558	3,304,714
4.345% due 01/01/33 “ §	2,091,752	2,096,890
4.497% due 05/01/33 “ §	13,639,424	13,911,485
4.500% due 06/01/18 - 03/01/20 “ ±	8,626,261	8,376,809
4.501% due 05/01/35 “ §	12,320,150	12,339,768
4.557% due 01/01/34 “ §	12,280,659	12,170,993
4.574% due 04/01/35 “ §	3,894,053	3,865,442
4.575% due 04/01/35 “ §	4,320,165	4,333,718
4.579% due 07/01/35 “ §	12,983,104	12,862,207
4.592% due 07/01/35 “ §	9,505,066	9,520,633
4.620% due 01/01/35 “ §	6,226,218	6,211,441
4.622% due 02/01/33 “ §	4,434,512	4,481,921
4.630% due 07/01/35 “ §	6,197,684	6,204,024
4.681% due 06/01/35 “ §	12,015,669	12,068,953
4.707% due 04/01/33 “ §	2,114,878	2,101,667
4.731% due 06/01/35 “ §	12,174,792	12,210,856
4.738% due 08/01/35 “ §	12,598,387	12,519,880
4.747% due 10/01/34 “ §	8,240,523	8,290,913
4.755% due 05/01/35 “ §	12,182,115	12,108,402
4.776% due 06/01/35 “ §	6,872,382	6,956,147
4.842% due 06/01/33 “ §	4,418,184	4,491,152
4.854% due 11/01/35 “ §	6,862,726	6,859,792
5.058% due 06/01/35 “ §	7,077,567	7,073,188
5.108% due 06/01/35 “ §	7,154,621	7,117,871
5.181% due 12/01/35 “ §	4,575,311	4,588,606
5.500% due 01/01/17 - 05/01/19 “ ±	44,450,100	44,697,753
5.595% due 05/01/33 “ §	442,642	448,895
6.000% due 01/01/18 “	12,364,211	12,588,315
6.500% due 05/01/33 “	6,217,454	6,386,439
7.000% due 05/01/33 - 06/01/33 “ ±	2,611,933	2,696,226

		324,038,959

Freddie Mac - 8.44%

4.000% due 02/01/14 - 04/01/14 “ ±	17,373,879	16,880,382
4.095% due 04/01/35 “ §	12,023,037	11,813,503
4.306% due 12/01/35 “ §	14,814,881	14,534,572
4.353% due 03/01/35 “ §	3,583,832	3,545,691
4.408% due 02/01/35 “ §	5,248,718	5,134,973
4.455% due 06/01/35 “ §	22,655,680	22,400,063
4.582% due 08/01/35 “ §	9,994,579	9,870,397
4.638% due 03/01/35 “ §	4,910,808	4,918,584
4.681% due 06/01/35 “ §	12,592,594	12,596,116
4.917% due 09/01/35 “ §	11,840,771	11,812,059
5.500% due 02/01/12 - 11/01/21 “ ±	47,029,049	47,261,033
6.000% due 04/01/33 “	12,568,570	12,730,928

		173,498,301

Government National Mortgage Association - 2.54%

4.250% due 07/20/34 † “ §	12,045,507	11,977,706
4.500% due 09/20/34 † “ §	6,784,527	6,762,227
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
4.750% due 01/20/35 “ §	$10,145,603	$10,127,029
6.000% due 01/15/22 # “	22,873,306	23,280,147

		52,147,109

Total Mortgage-Backed Securities (Cost $1,185,208,831)		1,186,971,227

ASSET-BACKED SECURITIES - 3.42%

AmeriCredit Automobile Receivables Trust 4.470% due 05/06/10 “	11,269,571	11,237,325
Countrywide Home Equity Loan Trust 5.540% due 12/15/29 “ §	1,404,529	1,407,336
5.540% due 04/15/30 “ §	2,129,891	2,132,416
5.540% due 02/15/36 “ §	6,929,114	6,930,417
5.560% due 02/15/30 “ §	4,326,280	4,332,531
5.580% due 10/15/28 “ §	1,792,033	1,793,307
5.580% due 06/15/29 “ §	1,410,709	1,413,000
5.670% due 03/15/29 “ §	3,305,585	3,312,989
CPS Auto Trust 2.688% due 04/15/10 ~ “	3,123,233	3,074,920
Household Home Equity Loan Trust 5.670% due 09/20/33 “ §	2,633,437	2,641,985
Lehman XS Trust 5.590% due 02/25/36 “ §	10,339,680	10,372,708
5.620% due 11/25/35 “ §	7,604,732	7,613,960
5.680% due 04/25/37 “ §	14,000,000	14,000,000

Total Asset-Backed Securities (Cost $70,263,699)		70,262,894

U.S. GOVERNMENT AGENCY ISSUES - 10.54%

Fannie Mae 2.550% due 04/13/07	8,400,000	8,393,011
3.550% due 11/16/07	13,574,000	13,438,722
4.000% due 07/25/08	10,000,000	9,881,910
Federal Home Loan Bank 3.030% due 06/12/08	19,000,000	18,576,167
3.693% due 09/07/07 §	22,000,000	21,895,500
3.790% due 11/28/08	5,000,000	4,912,995
4.000% due 12/03/07 §	32,500,000	32,126,120
4.430% due 04/07/08 †	10,200,000	10,140,381
4.500% due 03/07/08 §	32,000,000	31,904,785
Freddie Mac 2.550% due 04/19/07	14,000,000	13,982,024
3.000% due 04/25/07	10,000,000	9,985,460
4.480% due 09/19/08 †	30,000,000	29,822,790
4.500% due 04/18/07	5,000,000	4,998,180
7.100% due 04/10/07 †	6,705,000	6,707,541

Total U.S. Government Agency Issues (Cost $217,260,328)		216,765,586

U.S. TREASURY OBLIGATIONS - 11.35%

U.S. Treasury Inflation Protected Securities - 1.08%

1.875% due 07/15/13 † ^	4,848,756	4,787,012
2.000% due 07/15/14 † ^	7,623,554	7,552,091
2.375% due 01/15/17 † ^	1,405,082	1,426,324
2.375% due 01/15/27 † ^	1,706,171	1,720,767
2.500% due 07/15/16 † ^	6,514,300	6,686,577

		22,172,771

U.S. Treasury Notes - 9.94%

4.875% due 10/31/08 †	96,000,000	96,232,512
4.875% due 08/15/09 †	88,800,000	89,403,574
4.875% due 08/15/16 †	18,500,000	18,799,182

		204,435,268

U.S. Treasury Strips - 0.33%

0.000% due 11/15/26 †	17,600,000	6,691,925

Total U.S. Treasury Obligations (Cost $233,292,053)		233,299,964

SHORT-TERM INVESTMENTS - 10.02%

Repurchase Agreements - 10.02%

Lehman Brothers Holdings Inc
5.360% due 04/02/07
(Dated 03/30/07, repurchase price of
$205,591,790; collateralized by Fannie
Mae (Collateralized Mortgage Obligation):
5.515% due 06/01/35 and market value
$22,437,381, 5.500% due 01/01/17 -
07/01/33 ± and market value $21,893,824,
6.000% due 12/01/35 and market value
$26,313,240, 6.500% due 03/01/17 -
11/01/36 ± and market value $70,209,908,
7.000% due 04/01/35 and market value
$11,755,325, and 7.500% due 02/01/27 -
10/01/29 ± and market value $1,582,056;
and Freddie Mac (Collateralized Mortgage
Obligation): 5.000% due 09/01/35 and
market value $16,824,715, 5.500% due
04/01/37 and market value $9,657,337,
and 6.000% due 07/01/36 and market
value $29,893,157)
	205,500,000	205,500,000

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $641,232; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $654,919)	641,000	641,000

		206,141,000

Total Short-Term Investments (Cost $206,141,000)		206,141,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.19% (Cost $2,056,756,443)		2,060,023,056

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.01%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $308,572,866)	308,572,866	$308,572,866

TOTAL INVESTMENTS - 115.20% (Cost $2,365,329,309)		2,368,595,922

OTHER ASSETS & LIABILITIES, NET - (15.20%)		(312,450,243)

NET ASSETS - 100.00%		$2,056,145,679

Note to Schedule of Investments
(a) The amount of $1,823,854 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (06/07)	461	$461,000,000	($97,081)
Eurodollar (09/07)	737	737,000,000	(385,860)
Eurodollar (03/08)	448	448,000,000	89,967
Eurodollar (06/08)	338	338,000,000	91,691
Eurodollar (09/08)	180	180,000,000	(9,372)
U.S. Treasury 2-Year Notes (06/07)	2,613	522,600,000	592,359
U.S. Treasury 5-Year Notes (06/07)	1,261	126,100,000	(368,987)

Short Futures Outstanding
Eurodollar (12/07)	1,203	1,203,000,000	88,420
U.S. Treasury 10-Year Notes (06/07)	1,029	102,900,000	(760,508)
U.S. Treasury 30-Year Bonds (06/07)	1,357	135,700,000	2,035,393

			$1,276,022

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
CONCENTRATED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.35%

Consumer Discretionary - 25.78%

Electronic Arts Inc *	27,580	$1,388,929
Google Inc ‘A’ *	3,740	1,713,518
Lowe’s Cos Inc	24,690	777,488
Target Corp	19,430	1,151,422
The McGraw-Hill Cos Inc	30,240	1,901,491
Viacom Inc ‘B’ *	22,969	944,256
Wal-Mart Stores Inc	22,910	1,075,625
XM Satellite Radio Holdings Inc ‘A’ * †	15,070	194,704
Yahoo! Inc *	50,510	1,580,458

		10,727,891

Consumer Staples - 3.67%

PepsiCo Inc	24,010	1,526,076

Energy - 3.54%

Baker Hughes Inc	22,310	1,475,360

Financial Services - 17.59%

American Express Co	16,380	923,832
CheckFree Corp * †	22,120	820,431
First Data Corp	46,930	1,262,417
Freddie Mac	32,960	1,960,790
The Charles Schwab Corp	63,130	1,154,648
The Western Union Co	54,510	1,196,494

		7,318,612

Health Care - 16.45%

Amgen Inc *	13,380	747,674
Amylin Pharmaceuticals Inc * †	16,400	612,704
Celgene Corp *	17,960	942,182
CVS/Caremark Corp	24,630	840,868
MedImmune Inc * †	30,330	1,103,709
St. Jude Medical Inc *	35,410	1,331,770
Thermo Fisher Scientific Inc *	27,110	1,267,393

		6,846,300

Integrated Oils - 8.45%

Schlumberger Ltd (Netherlands)	27,510	1,900,941
Suncor Energy Inc (Canada)	21,160	1,615,566

		3,516,507

Producer Durables - 7.32%

American Tower Corp ‘A’ *	38,520	1,500,354
Crown Castle International Corp *	26,680	857,228
United Technologies Corp	10,570	687,050

		3,044,632

Technology - 13.83%

Cisco Systems Inc *	37,460	956,354
Linear Technology Corp †	28,810	910,108
Microsoft Corp	49,040	1,366,745
QUALCOMM Inc	28,700	1,224,342
Research In Motion Ltd * (Canada)	9,500	1,296,655

		5,754,204

Utilities - 2.72%

Sprint Nextel Corp	59,770	1,133,239

Total Common Stocks (Cost $37,138,739)		41,342,821

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.18%

Repurchase Agreement - 0.18%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $74,027; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $76,153)	$74,000	74,000

Total Short-Term Investment (Cost $74,000)		74,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.53% (Cost $37,212,739)		41,416,821

	Shares
SECURITIES LENDING COLLATERAL - 8.28%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $3,447,740)	3,447,740	3,447,740

TOTAL INVESTMENTS - 107.81% (Cost $40,660,479)		44,864,561

OTHER ASSETS & LIABILITIES, NET - (7.81%)		(3,250,501)

NET ASSETS - 100.00%		$41,614,060

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 35.04%

Autos & Transportation - 1.00%

DaimlerChrysler NA Holding Corp 5.875% due 03/15/11 †	$4,700,000	$4,794,258
FedEx Corp 5.440% due 08/08/07 §	3,625,000	3,627,824

		8,422,082

Consumer Discretionary - 3.66%

Allied Waste North America Inc 6.125% due 02/15/14 †	175,000	171,062
CCO Holdings LLC 8.750% due 11/15/13	275,000	286,000
Corrections Corp of America 6.250% due 03/15/13	320,000	321,600
CVS Lease Pass-Through Trust 6.036% due 12/10/28 ~	1,283,441	1,302,031
Dex Media West LLC 9.875% due 08/15/13	670,000	734,488
DIRECTV Holdings LLC 6.375% due 06/15/15	505,000	482,275
EchoStar DBS Corp 7.125% due 02/01/16	655,000	679,562
Iron Mountain Inc 6.625% due 01/01/16	225,000	218,250
7.750% due 01/15/15	160,000	164,000
Jarden Corp 7.500% due 05/01/17	300,000	304,500
K2 Inc 5.610% due 02/15/10 §	10,000,000	10,000,000
MGM MIRAGE 6.750% due 04/01/13	455,000	453,862
News America Inc 6.200% due 12/15/34	1,000,000	973,097
Quebecor World Capital Corp (Canada) 8.750% due 03/15/16 ~	200,000	203,500
Sealy Mattress Co 8.250% due 06/15/14	200,000	211,500
Service Corp International 7.700% due 04/15/09	460,000	480,700
Spectrum Brands Inc 7.375% due 02/01/15	115,000	92,575
The Home Depot Inc 5.475% due 12/16/09 §	1,925,000	1,928,575
5.875% due 12/16/36	1,315,000	1,258,034
Time Warner Inc 5.590% due 11/13/09 §	2,800,000	2,806,387
5.875% due 11/15/16	1,290,000	1,303,112
6.500% due 11/15/36	980,000	980,422
Viacom Inc 5.700% due 06/16/09 §	1,900,000	1,906,395
6.250% due 04/30/16	870,000	883,478
Visant Holding Corp 0.000% due 12/01/13 §	320,000	297,600
Wal-Mart Stores Inc 5.375% due 04/05/17	1,815,000	1,813,612
WMG Acquisition Corp 7.375% due 04/15/14	395,000	378,212
WMG Holdings Corp 0.000% due 12/15/14 §	125,000	96,250

		30,731,079

Consumer Staples - 0.03%

Constellation Brands Inc 7.250% due 09/01/16 †	265,000	269,638

Energy - 1.25%

Anadarko Petroleum Corp 5.755% due 09/15/09 §	1,975,000	1,980,548
Chesapeake Energy Corp 6.500% due 08/15/17	310,000	307,675
Energy Transfer Partners LP 6.625% due 10/15/36	510,000	523,408
Enterprise Products Operating LP 5.000% due 03/01/15	1,300,000	1,242,562
6.650% due 10/15/34	645,000	662,762
Gazprom International SA (Russia) 7.201% due 02/01/20	1,430,632	1,508,601
Gazprom OAO (Russia) 9.125% due 04/25/07	1,150,000	1,157,935
Nakilat Inc (Qatar) 6.067% due 12/31/33 ~	1,295,000	1,253,043
NRG Energy Inc 7.375% due 02/01/16	475,000	489,250
ONEOK Partners LP 5.900% due 04/01/12	1,280,000	1,315,323

		10,441,107

Financial Services - 21.65%

American International Group Inc 6.250% due 03/15/37	660,000	644,527
Arch Western Finance LLC 6.750% due 07/01/13	455,000	449,881
AXA SA (France) 6.379% due 12/14/36 ~ §	1,240,000	1,194,075
Bancaja U.S. Debt SAU (Spain) 5.510% due 07/10/09 ~ §	2,000,000	2,003,280
Barclays Bank PLC (United Kingdom) 5.926% due 12/15/99 ~ §	2,060,000	2,065,990
CAM US Finance SA Sociedad Unipersonal (Spain) 5.510% due 02/01/10 ~ §	4,000,000	4,002,520
Capital One Capital III 7.686% due 08/15/36	1,115,000	1,199,942
Caterpillar Financial Services Corp 5.410% due 08/11/09 §	3,375,000	3,373,404
5.420% due 05/18/09 §	1,750,000	1,751,953
CIT Group Inc 5.450% due 06/08/09 † §	3,000,000	3,007,296
Commonwealth Bank of Australia (Australia) 6.024% due 12/31/99 ~ §	1,985,000	2,002,518
Credit Suisse USA Inc 5.470% due 12/09/08 §	3,500,000	3,505,481
5.500% due 08/16/11	680,000	690,820
Depfa ACS Bank (Ireland) 5.125% due 03/16/37 ~	3,285,000	3,139,333
Deutsche Bank Capital Funding Trust VII 5.628% due 07/19/99 ~ §	1,895,000	1,863,253
Ford Motor Credit Co 7.250% due 10/25/11	365,000	355,082
General Electric Capital Corp 5.390% due 10/26/09 §	1,500,000	1,499,726
General Motors Acceptance Corp 6.875% due 08/28/12	365,000	363,933
Glitnir Banki HF (Iceland) 5.800% due 01/21/11 ~ §	4,425,000	4,463,351
Hartford Financial Services Group Inc 5.250% due 10/15/11	700,000	702,620
HBOS PLC (United Kingdom) 5.920% due 10/01/99 ~ §	2,900,000	2,846,243
HBOS Treasury Services PLC (United Kingdom) 5.250% due 02/21/17 † ~	3,085,000	3,114,409
HSBC Finance Corp 5.440% due 06/19/09 §	1,480,000	1,483,114
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
ICICI Bank Ltd (India) 5.900% due 01/12/10 ~ §	$1,950,000	$1,953,752
Iirsa Norte Finance Ltd (Peru) 8.750% due 05/30/24	2,926,631	3,438,791
International Lease Finance Corp 5.580% due 05/24/10 §	1,625,000	1,633,170
iStar Financial Inc 5.738% due 03/03/08 §	2,775,000	2,780,858
Kaupthing Bank HF (Iceland) 5.750% due 10/04/11 ~	2,745,000	2,770,509
6.060% due 01/15/10 ~ §	3,625,000	3,665,412
Landsbanki Islands HF (Iceland) 6.100% due 08/25/11 ~	1,510,000	1,551,092
Lehman Brothers Holdings Inc 5.250% due 02/06/12	1,780,000	1,780,247
5.390% due 05/29/08 §	3,500,000	3,503,045
5.750% due 07/18/11	545,000	556,713
5.750% due 01/03/17	1,380,000	1,385,414
Liberty Mutual Group Inc 7.500% due 08/15/36 ~	1,200,000	1,285,990
Lincoln National Corp 7.000% due 05/17/66 §	2,045,000	2,146,575
Links Finance Corp (Cayman) 5.600% due 06/15/10 # §	5,000,000	5,000,000
Lloyds TSB Group PLC (United Kingdom) 6.267% due 11/14/99 ~ §	2,235,000	2,200,389
Merrill Lynch & Co Inc 5.450% due 08/14/09 §	4,000,000	4,002,040
5.450% due 03/23/10 §	4,500,000	4,503,802
5.600% due 09/09/09 §	1,500,000	1,506,540
6.110% due 01/29/37	960,000	933,816
6.220% due 09/15/26	1,890,000	1,899,624
MetLife Inc 6.400% due 12/15/36	1,025,000	1,004,075
Mizuho Capital Investment USD 1 Ltd (Cayman) 6.686% due 12/30/99 ~ §	2,000,000	2,038,478
Morgan Stanley 5.450% due 01/15/10 §	4,150,000	4,151,477
5.450% due 01/09/17	2,155,000	2,123,518
5.625% due 01/09/12	700,000	709,932
MUFG Capital Finance 1 Ltd (Cayman) 6.346% due 07/25/99 §	2,500,000	2,558,120
Reinsurance Group of America Inc 6.750% due 12/15/65 §	1,920,000	1,910,412
Residential Capital Corp 5.840% due 06/09/08 §	1,200,000	1,188,312
6.125% due 11/21/08	5,000,000	4,999,355
6.375% due 06/30/10	2,760,000	2,761,250
6.460% due 04/17/09 §	2,600,000	2,591,805
Resona Preferred Global Securities Ltd (Cayman) 7.191% due 07/30/99 ~ §	1,160,000	1,227,172
Santander U.S. Debt SA Unipersonal (Spain) 5.410% due 09/19/08 ~ §	3,000,000	3,005,511
Shinsei Finance II (Cayman) 7.160% due 07/25/99 ~ §	3,590,000	3,704,431
SLM Corp 5.500% due 07/27/09 §	2,750,000	2,751,983
SMFG Preferred Capital USD 1 Ltd (Cayman) 6.078% due 12/31/49 ~ §	2,105,000	2,119,609
Societe Generale (France) 5.922% due 07/05/59 ~ §	1,880,000	1,880,000
Standard Chartered PLC (United Kingdom) 6.409% due 01/01/99 ~ §	1,900,000	1,877,268
SunTrust Preferred Capital I 5.853% due 12/12/99 §	1,525,000	1,547,910
Swiss Re Capital I LP 6.854% due 05/25/99 † ~ §	3,335,000	3,451,101
The Bear Stearns Cos Inc 5.450% due 08/21/09 §	3,500,000	3,503,728
5.450% due 02/23/10 §	3,500,000	3,501,610
5.610% due 09/09/09 §	1,750,000	1,757,231
The Goldman Sachs Group Inc 5.440% due 06/23/09 §	2,675,000	2,676,268
5.625% due 01/15/17	1,165,000	1,156,076
5.950% due 01/15/27	2,570,000	2,500,859
The Hartford Financial Services Group Inc 5.550% due 08/16/08	2,500,000	2,511,522
The Travelers Cos Inc 6.250% due 03/15/67 §	2,215,000	2,191,525
TRAINS 7.548% due 05/01/16 † ~	930,000	947,185
VTB Capital SA for Vneshtorgbank (Luxembourg) 5.960% due 08/01/08 ~ §	5,200,000	5,209,100
6.100% due 09/21/07 ~ §	2,000,000	2,000,000
Washington Mutual Inc 5.500% due 08/24/09 §	1,480,000	1,480,963
Washington Mutual Preferred Funding Delaware 6.534% due 12/31/99 † ~ §	2,500,000	2,468,190
Washington Mutual Preferred Funding II 6.665% due 12/31/99 † ~ §	2,200,000	2,162,908
WEA Finance LLC (Australia) 5.700% due 10/01/16 ~	1,955,000	1,982,880
XL Capital Ltd (Cayman) 6.500% due 12/31/99 §	2,605,000	2,531,193
ZFS Finance USA Trust II 6.450% due 12/15/65 ~ §	1,195,000	1,196,905

		181,600,392

Health Care - 0.08%

Fresenius Medical Care Capital Trust II 7.875% due 02/01/08	250,000	252,500
HCA Inc 9.250% due 11/15/16 ~	180,000	194,625
9.625% due 11/15/16 ~	170,000	184,025

		631,150

Integrated Oils - 0.84%

Canadian Natural Resources Ltd (Canada) 6.250% due 03/15/38	770,000	755,910
Pemex Project Funding Master Trust 7.160% due 10/15/09 §	2,500,000	2,591,875
Qatar Petroleum (Qatar) 5.579% due 05/30/11 ~	2,450,000	2,464,154
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 5.832% due 09/30/16 ~	1,220,000	1,231,223

		7,043,162

Materials & Processing - 0.33%

BCP Crystal Holdings Corp 9.625% due 06/15/14 †	10,000	11,409
Georgia-Pacific Corp 7.700% due 06/15/15	280,000	288,400
Huntsman LLC 11.500% due 07/15/12	220,000	246,950
Nalco Co 7.750% due 11/15/11	275,000	283,250
Owens-Brockway Glass Containers Inc 8.250% due 05/15/13	225,000	235,688
Owens Corning Inc 7.000% due 12/01/36 ~	1,275,000	1,275,546
Terra Capital Inc 7.000% due 02/01/17 ~	440,000	440,000

		2,781,243

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Multi-Industry - 0.27%

Siemens Financieringsmaatschappij NV (Netherlands) 5.410% due 08/14/09 ~ §	$2,250,000	$2,251,897

Producer Durables - 0.25%

ACCO Brands Corp 7.625% due 08/15/15 †	410,000	412,050
K. Hovnanian Enterprises Inc 8.625% due 01/15/17 †	200,000	194,000
United Technologies Corp 5.430% due 06/01/09 §	1,500,000	1,502,174

		2,108,224

Technology - 0.35%

Hewlett-Packard Co 5.485% due 05/22/09 §	1,650,000	1,652,374
L-3 Communications Corp 5.875% due 01/15/15	320,000	312,400
NXP BV Funding LLC (Netherlands) 7.875% due 10/15/14 ~	90,000	93,375
9.500% due 10/15/15 ~	350,000	363,125
Open Solutions Inc 9.750% due 02/01/15 ~	275,000	284,625
Sungard Data Systems Inc 10.250% due 08/15/15 †	225,000	246,656

		2,952,555

Utilities - 5.33%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/20 “	2,500,000	2,484,514
America Movil SA de CV (Mexico) 5.448% due 06/27/08 ~ §	2,000,000	2,002,500
Appalachian Power Co 5.800% due 10/01/35 †	1,100,000	1,046,272
AT&T Inc 5.450% due 05/15/08 §	2,000,000	2,001,986
6.800% due 05/15/36	1,795,000	1,919,907
AT&T Wireless Services Inc 7.875% due 03/01/11	1,000,000	1,095,142
8.750% due 03/01/31	1,000,000	1,293,654
BellSouth Corp 5.460% due 08/15/08 §	1,900,000	1,901,733
Comcast Corp 5.660% due 07/14/09 † §	3,050,000	3,056,143
Consolidated Communications IL 9.750% due 04/01/12	220,000	234,025
Dobson Cellular Systems 8.375% due 11/01/11	175,000	186,594
Dominion Resources Inc 5.150% due 07/15/15	1,500,000	1,462,893
8.125% due 06/15/10	2,600,000	2,833,912
France Telecom SA (France) 8.500% due 03/01/31	1,000,000	1,303,480
Intelsat Bermuda Ltd (Bermuda) 9.250% due 06/15/16	200,000	222,000
ITC Holdings Corp 6.375% due 09/30/36 ~	985,000	994,040
Kinder Morgan Energy Partners LP 6.500% due 02/01/37	1,480,000	1,480,790
Midamerican Energy Holdings Co 6.125% due 04/01/36	1,575,000	1,576,901
Qwest Communications International Inc 8.860% due 02/15/09 §	455,000	461,825
Rogers Wireless Inc (Canada) 6.375% due 03/01/14	1,455,000	1,498,650
Sprint Nextel Corp 6.000% due 12/01/16	3,440,000	3,391,444
Tampa Electric Co 6.550% due 05/15/36	2,000,000	2,122,848
Telefonica Emisiones SAU (Spain) 5.650% due 06/19/09 §	3,500,000	3,513,948
TXU Electric Delivery Co 5.725% due 09/16/08 ~ §	2,450,000	2,450,649
Verizon Communications Inc 5.350% due 02/15/11 †	2,700,000	2,718,147
6.250% due 04/01/37	445,000	442,250
Verizon Global Funding Corp 5.850% due 09/15/35	325,000	308,376
Xcel Energy Inc 6.500% due 07/01/36	650,000	685,557

		44,690,180

Total Corporate Bonds & Notes (Cost $292,055,167)		293,922,709

MORTGAGE-BACKED SECURITIES - 76.39%

Collateralized Mortgage Obligations - 22.70%

American Home Mortgage Assets 5.510% due 09/25/46 “ §	6,245,976	6,245,976
Arran Residential Mortgages Funding PLC (United Kingdom) 5.430% due 04/12/56 ~ “ §	2,325,000	2,325,000
Bear Stearns Commercial Mortgage Securities 5.201% due 12/11/38 “	4,000,000	3,940,973
5.711% due 09/11/38 “ §	6,625,000	6,832,590
Citigroup Commercial Mortgage Trust 5.724% due 03/15/49 “ §	2,220,000	2,288,142
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 “	6,125,000	6,155,207
5.617% due 10/15/48 “	4,750,000	4,828,234
Commercial Mortgage Pass-Through Certificates 5.769% due 06/10/46 “ §	5,000,000	5,171,940
Countrywide Alternative Loan Trust 5.490% due 09/25/35 “ §	8,825,000	8,815,990
5.510% due 07/25/46 “ §	7,412,480	7,429,284
5.520% due 07/20/46 “ §	8,083,741	8,077,890
5.530% due 09/20/46 “ §	8,758,839	8,758,005
6.500% due 09/25/36 “	7,095,708	7,183,955
Credit Suisse Mortgage Capital Certificates 5.828% due 06/15/38 “ §	3,330,000	3,455,877
Fannie Mae 6.500% due 09/25/33 - 01/25/34 “ ±	16,151,091	16,344,763
Fannie Mae (IO) 5.500% due 01/25/36 “	21,228,275	5,031,406
First Horizon Alternative Mortgage Securities 6.000% due 08/25/36 “	5,095,032	5,093,031
Greenpoint Mortgage Funding Trust 5.500% due 01/25/37 “ §	4,994,108	4,986,740
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 “	4,025,000	4,039,107
Harborview Mortgage Loan Trust 5.500% due 07/19/46 “ §	6,306,289	6,318,175
IndyMac Index Mortgage Loan Trust 5.500% due 02/25/37 “ §	4,826,965	4,839,303
IndyMac Mortgage Loan Trust 5.989% due 09/25/36 “ §	1,491,714	1,501,422
LB-UBS Commercial Mortgage Trust 5.424% due 02/15/40 “	4,000,000	4,009,828
5.899% due 06/15/38 “ §	1,575,000	1,643,545
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust 5.440% due 09/15/21 ~ “ §	$2,487,864	$2,489,930
Merrill Lynch/Countrywide Commercial Mortgage Corp 5.485% due 03/12/51 “	2,580,000	2,594,156
Merrill Lynch Mortgage Trust 5.660% due 05/12/39 “ §	6,005,000	6,170,156
Morgan Stanley Capital I 5.332% due 12/15/43 “	3,990,000	3,973,226
5.364% due 03/15/44 “	6,025,000	6,057,723
5.447% due 02/12/44 “ §	3,175,000	3,187,709
Permanent Master Issuer PLC (United Kingdom) 5.400% due 10/15/15 “ §	5,375,000	5,343,456
Residential Accredit Loans Inc 5.480% due 02/25/37 “ §	2,482,369	2,479,429
6.000% due 11/25/36 “	7,007,670	7,017,096
Residential Asset Securitization Trust 6.000% due 08/25/36 “	4,610,565	4,620,437
Structured Asset Securities Corp 5.610% due 05/25/36 “ §	3,500,000	3,484,305
Wachovia Bank Commercial Mortgage Trust 5.308% due 11/15/48 “	2,660,000	2,640,683
6.011% due 06/15/45 “ §	2,195,000	2,294,285
Washington Mutual Alternative Mortgage Pass-Through Certificates 6.000% due 07/25/36 “	2,695,186	2,701,785

		190,370,759

Fannie Mae - 33.01%

4.500% due 04/17/37 - 05/14/37 # “ ±	15,000,000	14,332,125
5.000% due 04/12/37 - 05/14/37 # “ ±	138,675,000	133,994,719
5.500% due 04/17/37 # “	21,750,000	21,804,375
6.000% due 05/17/37 # “	47,150,000	47,916,188
6.500% due 05/14/37 # “	20,935,000	21,353,700
7.000% due 06/01/26 - 10/01/36 “ ±	30,968,281	31,967,331
7.000% due 04/12/37 # “	5,325,000	5,493,068

		276,861,506

Freddie Mac - 17.29%

5.000% due 05/14/37 # “	31,675,000	30,605,969
5.500% due 04/12/37 # “	10,725,000	10,614,404
5.842% due 11/01/36 “ §	8,237,402	8,297,564
5.874% due 01/01/37 “ §	1,947,794	1,960,778
6.000% due 04/12/37 - 05/14/37 # “ ±	92,850,000	93,595,234

		145,073,949

Government National Mortgage Association - 3.39%

5.500% due 04/19/37 “	415,000	412,796
6.000% due 04/19/37 “	12,142,000	12,301,364
6.000% due 05/21/37 # “	9,233,000	9,351,293
6.500% due 04/19/37 # “	6,200,000	6,360,816

		28,426,269

Total Mortgage-Backed Securities (Cost $640,369,698)		640,732,483

ASSET-BACKED SECURITIES - 16.09%

Accredited Mortgage Loan Trust 5.470% due 09/25/36 “ §	3,500,000	3,498,895
AmeriCredit Automobile Receivables Trust 5.370% due 10/06/09 “	7,000,000	6,997,816
Asset-Backed Securities Corp Home Equity 5.460% due 07/25/36 “ §	2,500,000	2,486,328
Bank of America Credit Card Trust 5.550% due 11/15/11 “ §	3,000,000	3,002,483
Capital One Auto Finance Trust 5.070% due 07/15/11 “	7,000,000	6,984,691
Citibank Credit Card Issuance Trust 5.539% due 01/09/12 “ §	3,775,000	3,766,151
Citigroup Mortgage Loan Trust Inc 5.470% due 08/25/36 “ §	2,000,000	1,999,071
5.570% due 03/25/37 # “ §	4,500,000	4,500,000
5.906% due 05/25/36 “ §	779,109	777,627
Countrywide Asset-Backed Certificates 5.470% due 01/25/35 “ §	5,000,000	4,998,948
Credit-Based Asset Servicing & Securitization LLC 5.891% due 02/25/37 “ §	5,073,673	5,075,331
DaimlerChrysler Auto Trust 5.380% due 03/08/11 “	3,200,000	3,222,499
First Franklin Mortgage Loan Asset-Backed Certificates 5.470% due 05/25/36 “ §	6,250,000	6,249,328
5.600% due 07/25/36 “ §	2,000,000	1,990,906
Ford Credit Auto Owner Trust 5.420% due 07/15/09 “	2,500,000	2,500,782
GE Dealer Floorplan Master Note Trust 5.330% due 04/20/11 “ §	2,250,000	2,251,385
GSAA Trust 5.480% due 07/25/36 “ §	3,500,000	3,486,329
Harley-Davidson Motorcycle Trust 5.350% due 03/15/13 “	3,250,000	3,270,820
5.420% due 02/15/10 “	3,337,785	3,338,831
Household Automotive Trust 5.300% due 11/17/11 “	4,250,000	4,274,675
5.400% due 06/17/09 “	1,812,220	1,813,686
5.610% due 06/17/09 “	2,117,773	2,118,436
Long Beach Mortgage Loan Trust 5.640% due 08/25/36 “ §	2,000,000	1,969,861
MASTR Asset-Backed Mortgages Securities Trust 5.610% due 04/25/36 “ §	3,000,000	2,986,396
Morgan Stanley Asset-Backed Securities Capital I 5.470% due 06/25/36 “ §	5,250,000	5,241,788
Nelnet Student Loan Trust 5.350% due 04/27/20 “ §	3,000,000	3,000,754
Residential Asset Securities Corp 5.470% due 06/25/36 “ §	7,000,000	6,998,793
Soundview Home Equity Loan Trust 5.470% due 06/25/36 “ §	5,000,000	4,995,678
5.640% due 07/25/36 “ §	3,500,000	3,464,379
5.920% due 01/25/37 “ §	2,625,000	2,627,649
Specialty Underwriting & Residential Finance 5.610% due 06/25/37 “ §	2,600,000	2,587,953
Structured Asset Securities Corp 5.470% due 07/25/36 “ §	2,500,000	2,493,464
Triad Auto Receivables Owner Trust 5.410% due 08/12/11 “	6,500,000	6,506,097
USAA Auto Owner Trust 5.370% due 02/15/12 “	5,500,000	5,540,392
Wachovia Auto Loan Owner Trust 5.280% due 04/20/10 ~ “	3,300,000	3,297,938
5.350% due 05/20/10 ~ “	3,375,000	3,374,474
Wells Fargo Home Equity Trust 5.470% due 01/25/37 “ §	1,250,000	1,248,546

Total Asset-Backed Securities (Cost $134,989,455)		134,939,180

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 7.03%

Fannie Mae 6.000% due 05/15/11 †	$11,500,000	$12,001,906
Federal Home Loan Bank 5.750% due 05/15/12 †	5,000,000	5,206,110
Freddie Mac 4.625% due 12/19/08 †	14,500,000	14,442,203
4.875% due 02/17/09 †	13,600,000	13,603,006
5.250% due 04/18/16 †	9,400,000	9,591,581
6.750% due 03/15/31 †	3,400,000	4,093,399

Total U.S. Government Agency Issues (Cost $57,890,049)		58,938,205

U.S. TREASURY OBLIGATIONS - 5.28%

U.S. Treasury Bonds - 2.47%

4.500% due 02/15/36 †	1,405,000	1,325,092
5.375% due 02/15/31 †	420,000	447,891
6.125% due 08/15/29 †	6,325,000	7,358,252
6.625% due 02/15/27 †	2,970,000	3,603,448
8.000% due 11/15/21 †	6,000,000	7,931,250

		20,665,933

U.S. Treasury Inflation Protected Securities - 0.56%

2.375% due 01/15/27 † ^	4,686,952	4,727,049

U.S. Treasury Notes - 2.25%

4.500% due 02/15/09 ‡	1,125,000	1,122,364
4.625% due 12/31/11 †	7,460,000	7,487,102
4.625% due 11/15/16 †	7,205,000	7,186,145
4.750% due 01/31/12 †	3,080,000	3,107,794

		18,903,405

Total U.S. Treasury Obligations (Cost $43,659,442)		44,296,387

FOREIGN GOVERNMENT BONDS & NOTES - 4.17%

Bundesrepublik Deutschland (Germany) 4.000% due 01/04/37	EUR 2,005,000	2,568,823
Republic of Argentina (Argentina) 5.475% due 08/03/12 §	$4,400,000	3,131,260
Republic of Brazil (Brazil) 12.250% due 03/06/30	890,000	1,535,250
Republic of Guatemala (Guatemala) 9.250% due 08/01/13	1,490,000	1,732,125
Republic of Peru (Peru) 6.550% due 03/14/37	4,033,000	4,196,336
Russian Federation Government Bond (Russia) 12.750% due 06/24/28	1,085,000	1,971,916
Ukraine Government Bond (Ukraine) 6.580% due 11/21/16	6,005,000	6,085,197
6.580% due 11/21/16 ~	1,050,000	1,066,800
6.875% due 03/04/11	1,585,000	1,646,974
7.650% due 06/11/13	1,225,000	1,330,350
8.775% due 08/05/09 §	585,000	624,546
United Kingdom Gilt (United Kingdom) 4.750% due 12/07/38	GBP 1,390,000	2,909,271
United Mexican States (Mexico) 6.060% due 01/13/09 §	$3,450,000	3,483,638
8.000% due 09/24/22	2,200,000	2,717,000

Total Foreign Government Bonds & Notes (Cost $34,004,426)		34,999,486

PURCHASED OPTIONS - 0.01%

(See Note (d) to Notes to Schedule of Investments)
(Cost $325,463)		127,825

SHORT-TERM INVESTMENTS - 5.02%

Commercial Paper - 4.66%

Atlantic Asset Securities Corp 5.270% due 04/24/07	8,750,000	8,720,539
Sheffield Receivables Corp 5.270% due 04/23/07	12,500,000	12,459,743
Windmill Funding Corp 5.255% due 04/02/07	6,250,000	6,249,088
Yorktown Capital LLC 5.255% due 05/09/07	11,750,000	11,684,823

		39,114,193

Time Deposit - 0.36%

State Street Bank 4.350% due 04/02/07	2,963,000	2,963,000

Total Short-Term Investments (Cost $42,077,193)		42,077,193

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 149.03% (Cost $1,245,370,893)		1,250,033,468

	Shares
SECURITIES LENDING COLLATERAL - 12.63%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $106,001,812)	106,001,812	106,001,812

TOTAL INVESTMENTS - 161.66% (Cost $1,351,372,705)		1,356,035,280

OTHER ASSETS & LIABILITIES, NET - (61.66%)		(517,237,725)

NET ASSETS - 100.00%		$838,797,555

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Forward foreign currency contracts outstanding as of March 31, 2007 were as follows:

				Net Unrealized
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Depreciation

Sell	EUR	2,050,000	04/07	($39,045)
Sell	GBP	1,538,000	04/07	(15,374)

				($54,419)

(c)	Securities with an aggregate market value of $1,122,364 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Canadian Government 10-Year Notes (06/07)	18	CAD 1,800,000	$4,172
Japanese Government 10-Year Bonds (06/07)	2	JPY 200,000,000	(1,325)
United Kingdom Gilt 10-Year Notes (06/07)	66	GBP 6,600,000	(150,723)
U.S. Treasury 2-Year Notes (06/07)	16	$3,200,000	1,705
U.S. Treasury 5-Year Notes (06/07)	454	45,400,000	(76,709)
U.S. Treasury 30-Year Bonds (06/07)	30	3,000,000	(37,771)

Short Futures Outstanding
Euro-Bobl 10-Year Notes (06/07)	101	EUR 10,100,000	91,111
Euro-Bund 5-Year Notes (06/07)	152	15,200,000	242,310
U.S. Treasury 10-Year Notes (06/07)	177	$17,700,000	69,270

			$142,040

(d)	Purchased options outstanding as of March 31, 2007:

			Expiration	Number of
Counterparty	Type	Strike Price	Date	Contracts	Cost	Value

ABN AMRO	Put - CBOT 30-Day Federal Funds (04/07)	$94.69	04/30/07	148	$3,013	$1,542
ABN AMRO	Put - CBOT 30-Day Federal Funds (05/07)	94.63	05/31/07	148	4,263	1,542
ABN AMRO	Call - CME Eurodollar (06/07)	94.75	06/18/07	189	26,554	27,169
Goldman Sachs	Call - CBOT 30-Day Federal Funds (07/07)	94.81	07/31/07	70	16,246	16,772
Citigroup	Call - CME Eurodollar (09/07)	95.75	09/17/07	404	128,887	15,150
Goldman Sachs	Put - CME Eurodollar (12/07)	94.75	12/17/07	404	146,500	65,650

					$325,463	$127,825

(e)	Transactions in written options for the period ended March 31, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	2,887	$488,777
Call Options Written	355	16,701
Put Options Written	559	28,170
Call Options Expired	(211)	(44,205)
Put Options Expired	(638)	(58,052)
Call Options Repurchased	(112)	(4,939)
Put Options Repurchased	(1,750)	(272,550)

Outstanding, March 31, 2007	1,090	$153,902

(f)	Premiums received and value of written options outstanding as of March 31, 2007:

			Expiration	Number of
Counterparty	Type	Strike Price	Date	Contracts	Premium	Value

ABN AMRO	Put - CBOT 30-Day Federal Funds (04/07)	$94.75	04/30/07	23	$412	$479
ABN AMRO	Call - CME Eurodollar (06/07)	95.00	06/18/07	189	8,883	8,269
Goldman Sachs	Call - CBOT 30-Day Federal Funds (07/07)	95.00	07/31/07	70	5,631	5,105
Citigroup	Call - CME Eurodollar (09/07)	96.00	09/17/07	808	138,976	15,150

					$153,902	$29,003

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

(g)	Investments sold short outstanding as of March 31, 2007:

	Principal
Type	Amount	Value

Fannie Mae
5.500% due 04/12/37 #	$45,315,000	$44,847,712
5.500% due 05/14/37 #	17,450,000	17,264,594
6.000% due 05/14/37 #	111,975,000	112,779,876

Total Investments sold short (Proceeds $175,246,065)		$174,892,182

(h)	Credit default swaps outstanding as of March 31, 2007:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	VTB Capital SA 6.250% due 06/30/35	Sell	0.400%	03/20/08	$4,000,000	($1,431)
Deutsche Bank	Gazprom Capital 8.625% due 04/28/34	Sell	0.390%	04/20/08	5,880,000	53
Deutsche Bank	Russian Federation 7.175% due 05/16/13	Sell	0.730%	03/20/09	8,300,000	66,045
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.450%	12/20/11	17,300,000	(19,101)
Barclays	Russian Federation 2.250% due 03/31/30	Sell	0.540%	12/20/11	17,660,000	46,876
Barclays	Republic of Brazil 12.250% due 03/06/30	Buy	(1.015%)	12/20/11	8,650,000	(86,615)
Barclays	Republic of Brazil 12.250% due 03/06/30	Buy	(1.205%)	12/20/11	8,830,000	(158,188)
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.535%	03/20/12	3,860,000	1,109
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.548%	03/20/12	4,010,000	3,415
Deutsche Bank	Republic of Kazakhstan 11.125% due 05/11/07	Sell	0.610%	03/20/12	3,540,000	(39,141)
Barclays	Republic of Venezuela 9.250% due 09/15/27	Sell	1.721%	03/20/12	3,860,000	35,698
Deutsche Bank	Kazkommerts International BV 7.875% due 04/07/14	Sell	2.150%	03/20/12	10,000,000	(5,531)
Deutsche Bank	Kazkommerts International BV 7.875% due 04/07/14	Sell	2.350%	03/20/12	880,000	7,420
Deutsche Bank	Republic of Venezuela 9.250% due 09/15/27	Sell	1.604%	04/20/12	2,020,000	—

						($149,391)

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Interest rate swaps outstanding as of March 31, 2007:

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Depreciation

Deutsche Bank	3-Month USD-LIBOR	Pay	5.141%	02/13/17	$13,500,000	($36,990)

(j)	Total return swaps outstanding as of March 31, 2007:

			Expiration	Number of	Unrealized
Counterparty	Receive Total Return	Pay	Date	Contracts	Appreciation

Deutsche Bank	Lehman AAA 8.5 Year + Collateralized Mortgage Backed Securities Index plus 25 basis points	Lehman AAA 8.5 Year + Collateralized Mortgage Backed Securities Index	07/01/07	14,900	$9,824

(k)	Price lock swaps outstanding as of March 31, 2007:

			Expiration	Notional	Unrealized
Counterparty	Reference Entity	Price Lock	Date	Amount	Appreciation

Barclays	U.S. Treasury Notes 4.875% due 05/15/09	$100.68	04/26/07	$75,000,000	$81,797
Deutsche Bank	Fannie Mae 5.000% due 02/13/17	100.28	06/28/07	13,500,000	46,652

					$128,449

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.20%

Autos & Transportation - 5.30%

Bayerische Motoren Werke AG † + (Germany)	330,510	$19,524,536
C.H. Robinson Worldwide Inc †	609,610	29,108,878
Canadian National Railway Co (Canada)	652,779	28,813,665
FedEx Corp	128,035	13,754,800
Union Pacific Corp	100,300	10,185,465

		101,387,344

Consumer Discretionary - 18.43%

Avon Products Inc	398,340	14,842,148
Best Buy Co Inc	264,815	12,901,787
eBay Inc *	352,385	11,681,563
Electronic Arts Inc *	476,050	23,973,878
Esprit Holdings Ltd + (Bermuda)	521,500	6,110,933
Google Inc ‘A’ *	57,260	26,234,242
Harrah’s Entertainment Inc †	236,460	19,969,047
IAC/InterActiveCorp * †	132,660	5,002,609
Industria de Diseno Textil SA + (Spain)	223,038	13,930,639
Kimberly-Clark Corp	293,310	20,088,802
Lamar Advertising Co ‘A’ †	272,370	17,151,139
Liberty Global Inc ‘A’ * †	260,806	8,588,342
Liberty Global Inc ‘C’ *	276,906	8,484,400
Lowe’s Cos Inc	384,365	12,103,654
LVMH Moet Hennessy Louis Vuitton SA + (France)	88,519	9,831,860
Melco PBL Entertainment (Macau) Ltd ADR * (Cayman)	142,380	2,298,013
News Corp ‘A’	660,770	15,277,002
Nordstrom Inc	583,100	30,898,469
Sony Corp + (Japan)	238,400	12,048,604
Staples Inc	861,785	22,268,524
Station Casinos Inc	185,195	16,032,331
Yahoo! Inc * †	1,371,660	42,919,241

		352,637,227

Consumer Staples - 5.81%

Altria Group Inc	134,425	11,803,859
Reckitt Benckiser PLC + (United Kingdom)	207,265	10,808,642
Sysco Corp	287,350	9,721,050
The Coca-Cola Co	199,400	9,571,200
The Procter & Gamble Co	948,305	59,894,944
Whole Foods Market Inc †	210,170	9,426,124

		111,225,819

Energy - 4.32%

Apache Corp	129,005	9,120,653
Nabors Industries Ltd * † (Bermuda)	418,690	12,422,532
NRG Energy Inc *	636,845	45,878,314
Valero Energy Corp	235,530	15,189,330

		82,610,829

Financial Services - 15.32%

American Express Co	432,115	24,371,286
American International Group Inc	228,165	15,337,251
Berkshire Hathaway Inc ‘B’ *	5,928	21,577,920
Chicago Mercantile Exchange Holdings Inc ‘A’	14,910	7,938,979
Fannie Mae	426,335	23,269,364
Hudson City Bancorp Inc	689,885	9,437,627
JPMorgan Chase & Co	1,324,363	64,072,682
Legg Mason Inc †	97,190	9,156,270
Merrill Lynch & Co Inc	291,270	23,788,021
Moody’s Corp	134,620	8,354,517
NewAlliance Bancshares Inc †	796,749	12,915,301
Paychex Inc	238,910	9,047,522
SLM Corp	311,485	12,739,736
T. Rowe Price Group Inc	112,555	5,311,470
The Western Union Co	401,740	8,818,193
UBS AG (NYSE) (Switzerland)	313,120	18,608,722
UBS AG (XVTX) + (Switzerland)	308,267	18,382,562

		293,127,423

Health Care - 12.83%

Amylin Pharmaceuticals Inc * †	287,030	10,723,441
Cardinal Health Inc	264,875	19,322,631
Celgene Corp * †	287,690	15,092,217
Coventry Health Care Inc *	662,190	37,115,750
CVS/Caremark Corp	1,003,967	34,275,435
Gilead Sciences Inc *	269,450	20,612,925
Manor Care Inc	343,050	18,648,198
Merck & Co Inc	651,380	28,771,455
Roche Holding AG † + (Switzerland)	322,020	57,202,437
Varian Medical Systems Inc * †	75,325	3,592,249

		245,356,738

Integrated Oils - 3.90%

EnCana Corp (NYSE) † (Canada)	184,890	9,360,981
Exxon Mobil Corp	731,790	55,213,555
Hess Corp	181,675	10,077,512

		74,652,048

Materials & Processing - 6.20%

Archer-Daniels-Midland Co	319,605	11,729,504
Ball Corp	328,125	15,044,531
Monsanto Co	392,895	21,593,509
Precision Castparts Corp	394,815	41,080,501
Shin-Etsu Chemical Co Ltd + (Japan)	78,100	4,751,869
Syngenta AG * + (Switzerland)	127,546	24,307,501

		118,507,415

Multi-Industry - 2.64%

General Electric Co	1,427,700	50,483,472

Producer Durables - 6.36%

BAE Systems PLC + (United Kingdom)	1,260,936	11,430,301
Crown Castle International Corp *	495,620	15,924,271
Emerson Electric Co †	226,975	9,780,353
Lockheed Martin Corp	209,615	20,336,847
NVR Inc * †	10,945	7,278,425
The Boeing Co	639,560	56,863,280

		121,613,477

Technology - 14.38%

Adobe Systems Inc *	342,840	14,296,428
Akamai Technologies Inc * †	214,210	10,693,363
Apple Inc * ⌂ Φ	316,665	29,421,345
Cisco Systems Inc *	391,445	9,993,591
Corning Inc *	656,480	14,928,355
EMC Corp *	2,168,005	30,026,869
Hewlett-Packard Co	510,415	20,488,058
Marvell Technology Group Ltd * (Bermuda)	362,865	6,099,761
Nokia OYJ ADR (Finland)	470,730	10,789,131
Oracle Corp *	977,260	17,717,724
QUALCOMM Inc	716,815	30,579,328
Research In Motion Ltd * (Canada)	68,025	9,284,732
Rockwell Automation Inc	302,240	18,095,109
Samsung Electronics Co Ltd + (South Korea)	21,370	12,741,297
Texas Instruments Inc	1,322,970	39,821,397

		274,976,488

Utilities - 3.71%

America Movil SAB de CV ‘L’ ADR (Mexico)	346,125	16,541,314
Level 3 Communications Inc * †	1,917,540	11,696,994
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value

NeuStar Inc ‘A’ * †	388,625	$11,052,495
TXU Corp	494,500	31,697,450

		70,988,253

Total Common Stocks (Cost $1,534,170,156)		1,897,566,533

	Principal
	Amount

SHORT-TERM INVESTMENTS - 0.74%

U.S. Government Agency Issue - 0.74%

Federal Home Loan Bank 5.000% due 04/02/07	$14,100,000	14,098,042

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $46,017; collateralized by U.S. Treasury Bills: 5.060% due 05/03/07 and market value $49,750)	46,000	46,000

Total Short-Term Investments (Cost $14,144,042)		14,144,042

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.94% (Cost $1,548,314,198)		1,911,710,575

	Shares

SECURITIES LENDING COLLATERAL - 12.40%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $237,288,922)	237,288,922	237,288,922

TOTAL INVESTMENTS - 112.34% (Cost $1,785,603,120)		2,148,999,497

OTHER ASSETS & LIABILITIES, NET - (12.34%)		(236,066,101)

NET ASSETS - 100.00%		$1,912,933,396

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $201,071,181, or 10.51% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(c) Forward foreign currency contracts outstanding as of March 31, 2007 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	CHF	16,635,000	06/07	($234,768)
Sell	CHF	11,800,000	08/07	(98,863)
Sell	EUR	1,700,000	04/07	(57,450)
Sell	EUR	5,600,000	08/07	(114,735)
Sell	EUR	1,600,000	10/07	(23,518)
Sell	KRW	700,000,000	08/07	(3,153)
Sell	KRW	2,300,000,000	10/07	(18,080)

				($550,567)

(d) Transactions in written options for the period ended March 31, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2006	6,650	$308,092
Call Options Written	2,472	128,125
Put Options Written	2,144	57,798
Call Options Expired	(5,562)	(211,974)
Put Options Expired	(5,192)	(183,276)

Outstanding, March 31, 2007	512	$98,765

(e) Premiums received and value of written options outstanding as of March 31, 2007:

	Number of
Type	Contracts	Premium	Value

Call - CBOT Apple Inc Strike @ $120.00 Exp. 04/23/07 Counterparty: Goldman Sachs	512	$98,765	$512

(f) Securities with a market value of $4,756,992 were segregated with the broker(s)/custodian to cover call options written as of March 31, 2007.
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.23%

Materials & Processing - 1.23%

Cia Vale do Rio Doce ‘A’ (Brazil)	99,376	$3,106,254

Total Preferred Stocks (Cost $1,779,440)		3,106,254

COMMON STOCKS - 95.53%

Autos & Transportation - 1.65%

FedEx Corp †	38,640	4,151,095

Consumer Discretionary - 21.47%

CoStar Group Inc *	82,744	3,697,002
Focus Media Holding Ltd ADR * (Cayman)	79,465	6,234,824
Lamar Advertising Co ‘A’ †	38,005	2,393,175
Nordstrom Inc	115,170	6,102,858
Sony Corp + (Japan)	188,630	9,533,256
Submarino SA GDR ~ (Brazil)	18,300	1,241,467
The Corporate Executive Board Co	63,785	4,845,109
VistaPrint Ltd * (Bermuda)	326,005	12,485,991
Yahoo! Inc *	244,625	7,654,316

		54,187,998

Consumer Staples - 4.75%

Davide Campari-Milano SPA † + (Italy)	799,849	7,877,856
Reckitt Benckiser PLC + (United Kingdom)	78,690	4,103,597

		11,981,453

Financial Services - 16.63%

Assurant Inc †	88,050	4,722,121
CapitalSource Inc REIT †	473,198	11,891,466
Chicago Mercantile Exchange Holdings Inc ‘A’	8,720	4,643,051
MarketAxess Holdings Inc * †	206,250	3,452,625
National Financial Partners Corp †	188,735	8,853,559
The Goldman Sachs Group Inc	17,385	3,592,263
UBS AG (XVTX) + (Switzerland)	80,885	4,823,330

		41,978,415

Health Care - 14.91%

Celgene Corp * †	137,755	7,226,627
Dade Behring Holdings Inc	457,890	20,078,476
Intuitive Surgical Inc * †	55,195	6,710,056
Varian Medical Systems Inc * †	76,160	3,632,070

		37,647,229

Materials & Processing - 2.72%

Cytec Industries Inc	70,250	3,950,860
Mobile Mini Inc *	109,170	2,923,573

		6,874,433

Producer Durables - 9.31%

ABB Ltd + (Switzerland)	689,494	11,863,796
Crown Castle International Corp *	219,535	7,053,660
Desarrolladora Homex SAB de CV ADR * (Mexico)	79,210	4,590,219

		23,507,675

Technology - 14.48%

Apple Inc *	67,305	6,253,308
Corning Inc *	257,330	5,851,684
Cypress Semiconductor Corp * †	209,015	3,877,228
Equinix Inc * †	60,355	5,168,199
NAVTEQ Corp * †	62,170	2,144,865
QUALCOMM Inc	103,015	4,394,620
Research In Motion Ltd * (Canada)	24,870	3,394,506
Trimble Navigation Ltd *	203,940	5,473,750

		36,558,160

Utilities - 9.61%

America Movil SAB de CV ‘L’ ADR (Mexico)	213,430	10,199,820
Cellcom Israel Ltd * (Israel)	98,700	1,800,288
GVT Holding SA * (Brazil)	83,800	968,034
NeuStar Inc ‘A’ *	215,270	6,122,279
Time Warner Telecom Inc ‘A’ * †	248,940	5,170,484

		24,260,905

Total Common Stocks (Cost $192,940,839)		241,147,363

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.64%

U.S. Government Agency Issue - 2.61%

Federal Home Loan Bank 5.000% due 04/02/07	$6,600,000	6,599,083

Repurchase Agreement - 0.03%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $68,025; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $71,076)	68,000	68,000

Total Short-Term Investments (Cost $6,667,083)		6,667,083

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.40% (Cost $201,387,362)		250,920,700

	Shares
SECURITIES LENDING COLLATERAL - 22.71%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $57,324,798)	57,324,798	57,324,798

TOTAL INVESTMENTS - 122.11% (Cost $258,712,160)		308,245,498

OTHER ASSETS & LIABILITIES, NET - (22.11%)		(55,822,990)

NET ASSETS - 100.00%		$252,422,508

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $38,201,835, or 15.13% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.22%

Health Care - 0.22%

Akorn Inc * + ¯ Exp. 03/08/11	50,750	$125,902
ConjuChem Biotechnologies Inc * + ◊ (Canada) Exp. 11/28/09	635,000	92,644
Cytori Therapeutics Inc * + ◊ Exp. 02/28/12	33,925	72,636

		291,182

Total Warrants (Cost $60,172)		291,182

COMMON STOCKS - 94.67%

Financial Services - 2.24%

CIGNA Corp	20,800	2,967,328

Health Care - 90.11%

Abbott Laboratories	67,300	3,755,340
Acorda Therapeutics Inc * †	113,000	2,194,460
Aetna Inc	49,100	2,150,089
Affymax Inc *	32,500	1,046,500
Akorn Inc *	152,300	1,028,025
Alcon Inc (Switzerland)	18,100	2,385,942
Allos Therapeutics Inc *	401,200	2,395,164
Allscripts Healthcare Solutions Inc * †	103,200	2,766,792
Antisoma PLC * + (United Kingdom)	655,500	643,339
Antisoma PLC * + ~ (United Kingdom)	288,500	283,148
Baxter International Inc	21,800	1,148,206
Beckman Coulter Inc †	34,500	2,204,205
BioMarin Pharmaceutical Inc * †	166,400	2,872,064
BioMimetic Therapeutics Inc *	24,900	411,846
Cardiome Pharma Corp * (Canada)	97,500	989,625
Cephalon Inc * †	61,800	4,400,778
Cerner Corp * †	92,800	5,052,960
ConjuChem Biotechnologies Inc * (Canada)	35,000	19,402
ConjuChem Biotechnologies Inc * ~ (Canada)	1,218,500	675,479
Cynosure Inc ‘A’ *	21,000	605,850
Cytori Therapeutics Inc *	67,850	393,530
Genentech Inc *	28,800	2,365,056
Gilead Sciences Inc * †	62,600	4,788,900
GPC Biotech AG * + (Germany)	35,900	985,417
Henry Schein Inc * †	39,800	2,196,164
Humana Inc *	50,300	2,918,406
Impax Laboratories Inc *	269,500	2,754,290
Incyte Corp * †	257,000	1,693,630
InterMune Inc * †	116,700	2,877,822
Keryx Biopharmaceuticals Inc * †	108,700	1,143,524
KV Pharmaceutical Co ‘A’ *	32,400	801,252
Laboratory Corp of America Holdings *	18,400	1,336,392
LifeCell Corp * †	41,700	1,041,249
McKesson Corp †	44,600	2,610,884
Medco Health Solutions Inc *	49,000	3,553,970
Medicis Pharmaceutical Corp ‘A’ †	61,700	1,901,594
Medtronic Inc	64,800	3,179,088
Mentor Corp	60,000	2,760,000
Merck & Co Inc	30,900	1,364,853
Merrimack Pharmaceuticals * + ¯	150,600	677,700
MGI PHARMA Inc * †	183,700	4,127,739
Momenta Pharmaceuticals Inc * †	7,700	99,792
Novartis AG ADR (Switzerland)	47,100	2,573,073
NxStage Medical Inc * †	80,600	1,073,592
Onyx Pharmaceuticals Inc *	78,600	1,952,424
Progenics Pharmaceuticals Inc * †	79,600	1,884,928
Regeneron Pharmaceuticals Inc *	144,100	3,115,442
ResMed Inc * †	41,400	2,085,318
Roche Holding AG ADR (Switzerland)	44,400	3,938,280
Shire PLC ADR (United Kingdom)	43,300	2,680,270
St. Jude Medical Inc * †	51,600	1,940,676
Stryker Corp †	39,400	2,599,218
Techne Corp *	7,000	399,700
Vanda Pharmaceuticals Inc * †	149,200	3,634,512
Vertex Pharmaceuticals Inc * †	45,100	1,264,604
WellPoint Inc * †	17,700	1,435,470
Wyeth	69,100	3,457,073
Xenoport Inc * †	92,200	2,568,692
Xtent Inc *	11,700	131,391

		119,335,129

Technology - 2.32%

Applera Corp-Applied Biosystems Group	43,600	1,289,252
Varian Inc * †	30,700	1,788,582

		3,077,834

Total Common Stocks (Cost $100,939,215)		125,380,291

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.85%

Repurchase Agreement - 4.85%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $6,423,328; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $6,550,044)	$6,421,000	6,421,000

Total Short-Term Investment (Cost $6,421,000)		6,421,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.74% (Cost $107,420,387)		132,092,473

	Shares
SECURITIES LENDING COLLATERAL - 30.35%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $40,197,227)	40,197,227	40,197,227

TOTAL INVESTMENTS - 130.09% (Cost $147,617,614)		172,289,700

OTHER ASSETS & LIABILITIES, NET - (30.09%)		(39,851,493)

NET ASSETS - 100.00%		$132,438,207

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

Notes to Schedule of Investments
(a) Restricted securities as of March 31, 2007:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Akorn Inc Warrants (Exp. 03/08/11) 03/08/06	$—	$125,902	0.10%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/28/09) 11/22/06	55,423	92,644	0.07%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) 02/23/07	4,749	72,636	0.05%
Merrimack Pharmaceuticals 03/24/06	677,700	677,700	0.51%

	$737,872	$968,882	0.73%

(b) Securities with a total aggregate market value of $2,880,786, or 2.18% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.73%

Autos & Transportation - 2.54%

Overseas Shipholding Group Inc †	840,200	$52,596,520
YRC Worldwide Inc * †	1,378,100	55,427,182

		108,023,702

Consumer Discretionary - 19.17%

Belo Corp ‘A’ †	3,161,600	59,027,072
CDW Corp †	1,055,070	64,812,950
Cintas Corp †	1,191,300	43,005,930
Darden Restaurants Inc	1,642,900	67,671,051
Foot Locker Inc †	2,917,000	68,695,350
Idearc Inc †	2,263,600	79,452,360
Liz Claiborne Inc †	2,148,700	92,071,795
Pacific Sunwear of California Inc * †	2,739,500	57,063,785
R.H. Donnelley Corp †	1,343,186	95,218,456
Republic Services Inc	1,593,850	44,340,907
Royal Caribbean Cruises Ltd (Liberia)	1,552,700	65,461,832
The Stanley Works †	930,700	51,523,552
The Talbots Inc †	1,114,400	26,322,128

		814,667,168

Consumer Staples - 7.30%

Coca-Cola Enterprises Inc	4,492,500	90,973,125
Constellation Brands Inc ‘A’ * †	2,280,600	48,303,108
Pilgrim’s Pride Corp †	1,585,800	52,632,702
Smithfield Foods Inc * †	2,303,400	68,986,830
The Kroger Co †	1,737,800	49,092,850

		309,988,615

Energy - 8.15%

BJ Services Co †	2,125,200	59,293,080
Foundation Coal Holdings Inc †	1,675,500	57,536,670
Massey Energy Co †	2,658,100	63,767,819
Smith International Inc †	1,124,000	54,008,200
Sunoco Inc †	871,100	61,360,284
The Williams Cos Inc	1,770,400	50,385,584

		346,351,637

Financial Services - 23.31%

A.G. Edwards Inc †	858,700	59,404,866
Ameriprise Financial Inc	1,211,900	69,247,966
Aon Corp †	2,056,400	78,060,944
CBL & Associates Properties Inc REIT †	1,255,600	56,301,104
Covanta Holding Corp * †	2,309,200	51,218,056
DST Systems Inc * †	759,900	57,144,480
Hudson City Bancorp Inc †	4,809,300	65,791,224
Huntington Bancshares Inc †	2,264,400	49,477,140
Lincoln National Corp †	1,157,263	78,450,865
Marshall & Ilsley Corp †	1,079,760	50,003,686
Mellon Financial Corp †	2,324,200	100,265,988
OneBeacon Insurance Group Ltd (Bermuda)	1,621,200	40,530,000
PartnerRe Ltd (Bermuda)	1,165,192	79,862,260
Protective Life Corp	967,800	42,621,912
RenaissanceRe Holdings Ltd (Bermuda)	1,290,200	64,690,628
Willis Group Holdings Ltd † (Bermuda)	1,198,300	47,428,714

		990,499,833

Health Care - 6.13%

Barr Pharmaceuticals Inc *	1,187,910	55,059,628
Hospira Inc *	1,494,500	61,125,050
Invitrogen Corp * †	642,700	40,907,855
Sepracor Inc * †	922,300	43,006,849
Warner Chilcott Ltd ‘A’ * (Bermuda)	4,087,000	60,528,470

		260,627,852

Materials & Processing - 6.61%

Ball Corp	1,135,100	52,044,335
Cabot Corp †	865,800	41,324,634
Celanese Corp ‘A’ †	1,371,600	42,300,144
Louisiana-Pacific Corp †	3,182,400	63,838,944
Masco Corp †	1,554,600	42,596,040
USG Corp * †	834,100	38,935,788

		281,039,885

Multi-Industry - 2.97%

Fortune Brands Inc †	599,200	47,228,944
Textron Inc †	879,000	78,934,200

		126,163,144

Producer Durables - 5.63%

Dover Corp	1,605,100	78,344,931
Hubbell Inc ‘B’ †	1,543,900	74,477,736
Pitney Bowes Inc †	1,902,800	86,368,092

		239,190,759

Technology - 9.86%

Analog Devices Inc	1,179,000	40,663,710
Arrow Electronics Inc * †	1,856,900	70,097,975
Avaya Inc *	3,782,300	44,668,963
Flextronics International Ltd * (Singapore)	5,746,100	62,862,334
Ingram Micro Inc ‘A’ * †	3,614,500	69,795,995
Solectron Corp * †	14,970,800	47,158,020
Sun Microsystems Inc * †	7,429,100	44,648,891
Vishay Intertechnology Inc *	2,802,200	39,174,756

		419,070,644

Utilities - 4.06%

Alltel Corp	1,549,613	96,076,006
Citizens Communications Co †	5,103,400	76,295,830

		172,371,836

Total Common Stocks (Cost $3,755,728,690)		4,067,995,075

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 5.15%

Repurchase Agreement - 5.15%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $218,865,310; collateralized by U.S. Treasury Bills: 5.060% due 05/03/07 and market value $2,049,700; and U.S. Treasury Bonds: 8.125% due 08/15/19 and market value $6,569; and U.S. Treasury Notes: 3.000% due 11/15/07 and market value $184,815, 3.500% due 05/31/07 and market value $20,177,640, 3.625% due 01/15/10 and market value $2,680,474, 3.875% due 07/31/07 - 09/15/10 ± and market value $189,684,418, 4.250% due 08/15/15 and market value $73,445, and 4.375% due 05/15/07 and market value $8,305,792)	$218,786,000	$218,786,000

Total Short-Term Investment (Cost $218,786,000)		218,786,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.88% (Cost $3,974,514,690)		4,286,781,075

	Shares
SECURITIES LENDING COLLATERAL - 23.89%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $1,015,012,044)	1,015,012,044	1,015,012,044

TOTAL INVESTMENTS - 124.77% (Cost $4,989,526,734)		5,301,793,119

OTHER ASSETS & LIABILITIES, NET - (24.77%)		(1,052,613,107)

NET ASSETS - 100.00%		$4,249,180,012

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.88%

Consumer Discretionary - 20.90%

Best Buy Co Inc	278,033	$13,545,768
Coach Inc * †	679,212	33,994,561
eBay Inc *	714,620	23,689,653
Google Inc ‘A’ *	152,717	69,968,821
Kohl’s Corp *	246,820	18,908,880
Las Vegas Sands Corp * †	333,745	28,905,655
Monster Worldwide Inc * †	387,574	18,359,380
News Corp ‘A’	1,156,662	26,742,026
Nordstrom Inc	421,467	22,333,536
Polo Ralph Lauren Corp	228,876	20,175,419
The McGraw-Hill Cos Inc	495,633	31,165,403
The Walt Disney Co	730,666	25,156,830
Yahoo! Inc *	659,897	20,648,177

		353,594,109

Consumer Staples - 1.37%

PepsiCo Inc	363,602	23,110,543

Energy - 1.81%

XTO Energy Inc	559,830	30,684,282

Financial Services - 19.15%

Alliance Data Systems Corp * †	332,676	20,499,495
American International Group Inc	348,099	23,399,215
BlackRock Inc †	176,498	27,588,402
CB Richard Ellis Group Inc ‘A’ *	1,264,960	43,236,333
Chicago Mercantile Exchange Holdings Inc ‘A’	63,400	33,757,964
IntercontinentalExchange Inc * †	194,138	23,725,605
MasterCard Inc ‘A’ †	212,193	22,543,384
Morgan Stanley	496,159	39,077,483
NYSE Group Inc * †	174,249	16,335,844
T. Rowe Price Group Inc	427,847	20,190,100
The Goldman Sachs Group Inc	259,579	53,636,809

		323,990,634

Health Care - 16.12%

Abbott Laboratories	782,055	43,638,669
Baxter International Inc	435,423	22,933,729
Celgene Corp *	475,153	24,926,526
CVS/Caremark Corp	1,305,472	44,568,814
Genentech Inc * †	371,625	30,517,845
Gilead Sciences Inc *	476,095	36,421,268
St. Jude Medical Inc *	420,670	15,821,399
Stryker Corp	458,151	30,224,221
Thermo Fisher Scientific Inc * †	506,877	23,696,500

		272,748,971

Materials & Processing - 7.17%

Allegheny Technologies Inc	241,094	25,722,319
Freeport-McMoRan Copper & Gold Inc †	509,987	33,756,040
Monsanto Co	307,268	16,887,449
Precision Castparts Corp	431,739	44,922,443

		121,288,251

Producer Durables - 1.47%

The Boeing Co	280,377	24,928,319

Technology - 27.83%

Adobe Systems Inc *	674,986	28,146,916
Akamai Technologies Inc * †	534,310	26,672,755
Apple Inc *	681,190	63,289,363
Cisco Systems Inc *	2,529,202	64,570,527
Cognizant Technology Solutions Corp ‘A’ *	365,117	32,228,878
Corning Inc *	1,073,294	24,406,706
EMC Corp *	1,477,775	20,467,184
International Business Machines Corp	510,944	48,161,582
MEMC Electronic Materials Inc *	468,678	28,392,513
Microsoft Corp	1,161,128	32,360,637
Network Appliance Inc *	1,039,912	37,977,586
Oracle Corp *	1,202,709	21,805,114
QUALCOMM Inc	993,546	42,384,672

		470,864,433

Utilities - 2.06%

Comcast Corp ‘A’ *	1,345,138	34,906,331

Total Common Stocks (Cost $1,501,539,910)		1,656,115,873

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.40%

Repurchase Agreement - 1.40%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $23,734,601; collateralized by U.S. Treasury Notes: 4.500% due 02/28/11 and market value $24,205,363)	$23,726,000	23,726,000

Total Short-Term Investment (Cost $23,726,000)		23,726,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.28% (Cost $1,525,265,910)		1,679,841,873

	Shares
SECURITIES LENDING COLLATERAL - 8.08%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $136,736,141)	136,736,141	136,736,141

TOTAL INVESTMENTS - 107.36% (Cost $1,662,002,051)		1,816,578,014

OTHER ASSETS & LIABILITIES, NET - (7.36%)		(124,499,366)

NET ASSETS - 100.00%		$1,692,078,648

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.97%

Autos & Transportation - 2.81%

Bayerische Motoren Werke AG † + (Germany)	22,630	$1,336,844
United Parcel Service Inc ‘B’	10,400	729,040

		2,065,884

Consumer Discretionary - 12.58%

Advance Auto Parts Inc	27,890	1,075,160
CarMax Inc *	23,560	578,163
eBay Inc *	43,120	1,429,428
Getty Images Inc *	14,700	714,861
Kimberly-Clark de Mexico SAB de CV ‘A’ (Mexico)	79,080	358,209
LVMH Moet Hennessy Louis Vuitton SA + (France)	9,630	1,069,610
Nike Inc ‘B’	12,720	1,351,627
PetSmart Inc	24,440	805,542
Viacom Inc ‘B’ *	18,772	771,717
WESCO International Inc *	5,600	351,568
Yahoo! Inc *	23,860	746,579

		9,252,464

Consumer Staples - 6.83%

Altria Group Inc	15,730	1,381,251
Diageo PLC + (United Kingdom)	28,400	575,686
Grupo Modelo SAB ‘C’ (Mexico)	29,320	150,076
Nestle SA + (Switzerland)	5,559	2,166,224
PepsiCo Inc	11,810	750,644

		5,023,881

Energy - 1.73%

Dresser-Rand Group Inc *	16,220	494,061
NRG Energy Inc *	10,790	777,312

		1,271,373

Financial Services - 24.75%

Affiliated Managers Group Inc *	7,740	838,629
Aflac Inc	23,150	1,089,439
American Express Co	20,460	1,153,944
Bank of America Corp	19,124	975,706
Berkshire Hathaway Inc ‘B’ *	460	1,674,400
Commerce Bancorp Inc	33,430	1,115,893
EFG International * + (Switzerland)	10,950	478,517
Fidelity National Information Services Inc	8,100	368,226
First Data Corp	75,550	2,032,295
Franklin Resources Inc	7,380	891,725
Global Payments Inc	40,010	1,362,741
Investors Financial Services Corp	18,680	1,086,242
JPMorgan Chase & Co	26,440	1,279,167
New York Community Bancorp Inc	54,830	964,460
SLM Corp	14,080	575,872
The PNC Financial Services Group Inc	9,360	673,639
The Travelers Cos Inc	31,550	1,633,344

		18,194,239

Health Care - 21.76%

Advanced Medical Optics Inc *	32,300	1,201,560
Amgen Inc *	39,560	2,210,613
Bayer AG † + (Germany)	17,280	1,105,224
CVS/Caremark Corp	35,930	1,226,650
DENTSPLY International Inc	13,260	434,265
Genzyme Corp *	24,526	1,472,051
Johnson & Johnson	33,640	2,027,146
MedImmune Inc *	11,170	406,476
Medtronic Inc	21,310	1,045,469
Millipore Corp *	18,250	1,322,578
Roche Holding AG † + (Switzerland)	5,770	1,024,961
Ventana Medical Systems Inc *	8,570	359,083
Wyeth	43,260	2,164,298

		16,000,374

Integrated Oils - 7.66%

Exxon Mobil Corp	9,780	737,901
GlobalSantaFe Corp (Cayman)	18,203	1,122,761
Hess Corp	23,460	1,301,326
Noble Corp (Cayman)	14,340	1,128,271
Total SA ADR (France)	19,220	1,341,172

		5,631,431

Materials & Processing - 4.65%

BHP Billiton Ltd ADR (Australia)	24,920	1,207,374
Owens-Illinois Inc *	50,010	1,288,758
Praxair Inc	14,630	921,105

		3,417,237

Multi-Industry - 2.49%

Tyco International Ltd (Bermuda)	58,015	1,830,373

Producer Durables - 2.35%

Hubbell Inc ‘B’	11,300	545,112
United Technologies Corp	18,150	1,179,750

		1,724,862

Technology - 12.36%

Cisco Systems Inc *	48,740	1,244,332
Dell Inc *	56,330	1,307,419
Intel Corp	80,220	1,534,609
Juniper Networks Inc *	43,240	850,963
Nice Systems Ltd ADR * (Israel)	36,770	1,250,915
Oracle Corp *	56,654	1,027,137
Rockwell Automation Inc	6,040	361,615
Samsung Electronics Co Ltd GDR ~ (South Korea)	2,368	708,688
Symantec Corp *	46,392	802,589

		9,088,267

Total Common Stocks (Cost $67,029,625)		73,500,385

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.17%

Repurchase Agreement - 0.17%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $122,044; collateralized by U.S. Treasury Notes: 3.625% due 04/30/07 and market value $124,703)	$122,000	122,000

Total Short-Term Investment (Cost $122,000)		122,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.14% (Cost $67,151,625)		73,622,385

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.99%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $2,937,003)	2,937,003	$2,937,003

TOTAL INVESTMENTS - 104.13% (Cost $70,088,628)		76,559,388

OTHER ASSETS & LIABILITIES, NET - (4.13%)		(3,033,276)

NET ASSETS - 100.00%		$73,526,112

Note to Schedule of Investments
(a) Securities with a total aggregate market value of $7,757,066, or 10.55% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.12%

Australia - 0.80%

QBE Insurance Group Ltd +	1,377,405	$35,082,566

Austria - 0.99%

Erste Bank der Oesterreichischen Sparkassen AG +	551,837	42,981,954

Bermuda - 0.78%

Li & Fung Ltd +	10,875,600	34,010,620

Canada - 0.81%

Canadian National Railway Co	800,680	35,342,015

France - 22.77%

AXA SA +	2,690,098	114,403,610
Credit Agricole SA † +	2,306,642	90,159,897
Gaz de France SA +	852,520	39,813,646
L’Air Liquide SA +	317,524	77,275,887
L’ Air Liquide SA - Registered * +	196,596	47,845,695
Legrand SA +	1,381,823	45,894,738
L’Oreal SA +	366,070	39,983,912
LVMH Moet Hennessy Louis Vuitton SA +	1,101,407	122,333,957
Pernod-Ricard SA +	418,120	85,017,990
Sanofi-Aventis +	755,596	65,747,364
Schneider Electric SA +	994,239	126,727,367
Total SA +	1,440,460	100,631,418
Vivendi † +	903,500	36,823,069

		992,658,550

Germany - 6.56%

Bayer AG † +	1,474,287	94,295,001
Bayerische Motoren Werke AG † +	729,480	43,093,277
Continental AG † +	283,494	36,632,975
E.ON AG † +	826,874	111,945,860

		285,967,113

Indonesia - 0.44%

P.T. Bank Central Asia Tbk +	34,585,000	19,244,723

Italy - 1.30%

Assicurazioni Generali SPA † +	486,091	20,703,365
Intesa Sanpaolo SPA † +	4,764,678	36,213,483

		56,916,848

Japan - 17.82%

Aeon Credit Service Co Ltd +	1,554,100	26,054,104
Asahi Glass Co Ltd +	3,787,000	53,138,354
Bridgestone Corp +	1,626,900	32,330,809
Canon Inc +	1,717,300	92,209,139
FANUC Ltd +	481,500	44,613,660
Hirose Electric Co Ltd † +	180,600	21,620,798
Kao Corp † +	3,956,000	115,660,457
Nintendo Co Ltd +	103,700	30,089,778
Nomura Holdings Inc +	2,982,100	61,826,339
OMRON Corp +	1,387,200	37,224,250
Ricoh Co Ltd +	3,254,000	73,022,501
Shinsei Bank Ltd † +	7,316,000	34,983,092
The Shizuoka Bank Ltd +	1,880,000	19,955,735
Tokyo Gas Co Ltd +	5,731,000	31,853,350
Toyota Motor Corp +	1,594,300	102,100,440

		776,682,806

Netherlands - 1.24%

TNT NV +	1,176,430	54,075,688

Singapore - 1.06%

Singapore Telecommunications Ltd +	21,387,080	46,173,946

South Korea - 2.43%

Samsung Electronics Co Ltd +	177,542	105,854,717

Spain - 0.98%

Banco Bilbao Vizcaya Argentaria SA +	1,736,638	42,643,596

Sweden - 0.70%

Telefonaktiebolaget LM Ericsson ‘B’ † +	8,183,920	30,340,103

Switzerland - 16.05%

Actelion Ltd * † +	106,490	24,818,746
Givaudan SA † +	49,398	45,839,447
Julius Baer Holding AG +	517,074	70,865,448
Nestle SA † +	476,255	185,586,402
Roche Holding AG † +	864,826	153,624,478
Swiss Reinsurance Co † +	1,022,691	93,578,207
UBS AG (XVTX) +	2,105,305	125,543,437

		699,856,165

Thailand - 0.42%

Bangkok Bank PCL +	5,700,015	18,412,822

United Kingdom - 21.40%

BG Group PLC +	3,291,473	47,479,847
BHP Billiton PLC +	1,772,490	39,382,454
Diageo PLC +	4,442,406	90,050,429
GlaxoSmithKline PLC +	3,935,605	108,635,137
HSBC Holdings PLC (LI) +	2,910,820	50,972,038
Ladbrokes PLC +	6,509,938	51,777,886
NEXT PLC +	845,834	37,462,340
Reckitt Benckiser PLC +	2,681,908	139,858,557
Royal Dutch Shell PLC ‘A’ (LI) +	2,038,873	67,811,661
Smiths Group PLC +	3,126,597	63,204,433
Tesco PLC +	6,703,889	58,669,913
William Hill PLC +	7,026,537	88,033,334
WPP Group PLC +	5,890,419	89,438,449

		932,776,478

United States - 0.57%

Synthes Inc +	201,224	24,915,048

Total Common Stocks (Cost $3,498,518,413)		4,233,935,758

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.28%

Commercial Paper - 2.28%

American General Finance Inc 5.370% due 04/02/07	$5,635,000	$5,634,159
PepsiCo Inc 5.350% due 04/02/07	19,543,000	19,540,096
The Goldman Sachs Group Inc 5.390% due 04/02/07	74,233,000	74,221,886

		99,396,141

Total Short-Term Investments (Cost $99,396,141)		99,396,141

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.40% (Cost $3,597,914,554)		4,333,331,899

	Shares
SECURITIES LENDING COLLATERAL - 18.83%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $821,156,186)	821,156,186	821,156,186

TOTAL INVESTMENTS - 118.23% (Cost $4,419,070,740)		5,154,488,085

OTHER ASSETS & LIABILITIES, NET - (18.23%)		(794,912,170)

NET ASSETS - 100.00%		$4,359,575,915

Notes to Schedule of Investments
(a) As of March 31, 2007, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	21.11%
Financial Services	20.73%
Consumer Discretionary	14.81%
Consumer Staples	12.83%
Health Care	10.83%
Technology	8.27%
Autos & Transportation	6.96%
Materials & Processing	6.04%
Utilities	5.27%
Producer Durables	4.98%
Integrated Oils	4.95%
Multi-Industry	1.45%

	118.23%
Other Assets & Liabilities, Net	(18.23%	)

	100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(c) Securities with a total aggregate market value of $4,198,593,743, or 96.31% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.98%

Autos & Transportation - 2.53%

Bristow Group Inc * †	90,230	$3,288,884
Heartland Express Inc †	287,446	4,564,642
Hub Group Inc ‘A’ * †	177,100	5,134,129

		12,987,655

Consumer Discretionary - 27.11%

Central Garden & Pet Co * †	125,791	1,857,933
Central Garden & Pet Co ‘A’ * †	251,282	3,693,845
Courier Corp †	226,445	8,847,206
Guitar Center Inc * †	109,400	4,936,128
Hibbett Sports Inc * †	180,700	5,166,213
Houston Wire & Cable Co * †	272,100	7,624,242
Journal Communications Inc ‘A’	539,500	7,072,845
Korn/Ferry International * †	411,000	9,428,340
LoJack Corp * †	373,043	7,080,356
Monro Muffler Brake Inc	146,978	5,158,928
MWI Veterinary Supply Inc *	163,600	5,398,800
Navigant Consulting Inc * †	461,900	9,127,144
RC2 Corp * †	154,562	6,242,759
Ritchie Bros. Auctioneers Inc (Canada)	238,158	13,937,006
Rollins Inc	667,117	15,350,362
Ruby Tuesday Inc †	125,100	3,577,860
The Advisory Board Co * †	78,700	3,983,794
The Steak n Shake Co * †	319,186	5,352,749
Watson Wyatt Worldwide Inc ‘A’ †	315,568	15,352,383

		139,188,893

Energy - 8.72%

Berry Petroleum Co ‘A’ †	303,000	9,289,980
Cal Dive International Inc *	355,600	4,341,876
CARBO Ceramics Inc †	239,161	11,132,945
Comstock Resources Inc * †	136,100	3,726,418
TETRA Technologies Inc * †	659,166	16,287,992

		44,779,211

Financial Services - 14.52%

American Equity Investment Life Holding Co	408,376	5,361,977
Amerisafe Inc *	450,300	8,488,155
Boston Private Financial Holdings Inc †	256,431	7,159,554
Financial Federal Corp †	270,212	7,111,980
H&E Equipment Services Inc * †	178,800	3,844,200
Hilb Rogal & Hobbs Co †	87,600	4,296,780
ITLA Capital Corp	90,367	4,700,891
Online Resources Corp * †	424,902	4,873,626
Texas Capital Bancshares Inc * †	319,100	6,541,550
Tower Group Inc †	80,000	2,577,600
Wilshire Bancorp Inc †	379,100	6,217,240
Wintrust Financial Corp †	299,325	13,352,888

		74,526,441

Health Care - 9.85%

Chattem Inc *	50,400	2,970,576
Computer Programs & Systems Inc †	214,800	5,760,936
Haemonetics Corp * †	91,100	4,258,925
Healthcare Services Group Inc †	133,497	3,824,689
Healthspring Inc * †	231,200	5,444,760
ICU Medical Inc * †	63,500	2,489,200
KV Pharmaceutical Co ‘A’ * †	397,908	9,840,265
Landauer Inc †	98,888	4,991,866
LCA-Vision Inc †	138,800	5,717,172
Owens & Minor Inc †	94,500	3,470,985
Young Innovations Inc †	66,231	1,802,808

		50,572,182

Materials & Processing - 12.70%

AMCOL International Corp †	308,000	9,132,200
Cabot Microelectronics Corp *	260,700	8,736,057
CLARCOR Inc †	229,800	7,307,640
Drew Industries Inc * †	226,200	6,487,416
Interline Brands Inc *	387,100	8,485,232
NCI Building Systems Inc *	71,200	3,399,088
RBC Bearings Inc * †	258,036	8,626,143
Rockwood Holdings Inc * †	348,900	9,657,552
Spartech Corp	114,880	3,370,579

		65,201,907

Producer Durables - 13.83%

ACCO Brands Corp * †	323,400	7,790,706
Actuant Corp ‘A’ †	254,500	12,918,420
Argon ST Inc * †	344,393	9,112,639
Bucyrus International Inc ‘A’ †	274,350	14,129,025
IDEX Corp †	119,100	6,059,808
Regal-Beloit Corp †	132,922	6,164,923
The Middleby Corp *	112,200	14,792,448

		70,967,969

Technology - 4.72%

j2 Global Communications Inc * †	476,200	13,200,264
ScanSource Inc * †	312,726	8,393,566
Transaction Systems Architects Inc * †	81,600	2,643,024

		24,236,854

Total Common Stocks (Cost $427,341,464)		482,461,112

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.94%

Repurchase Agreement - 5.94%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $30,519,059; collateralized by U.S. Treasury Notes: 4.500% due 02/28/11 and market value $31,122,613)	$30,508,000	30,508,000

Total Short-Term Investment (Cost $30,508,000)		30,508,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.92% (Cost $457,849,464)		512,969,112

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.55%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $131,175,842)	131,175,842	$131,175,842

TOTAL INVESTMENTS - 125.47% (Cost $589,025,306)		644,144,954

OTHER ASSETS & LIABILITIES, NET - (25.47%)		(130,748,718)

NET ASSETS - 100.00%		$513,396,236

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.92%

Autos & Transportation - 8.50%

Arkansas Best Corp †	174,200	$6,192,810
ArvinMeritor Inc †	327,400	5,975,050
Frontline Ltd † (Bermuda)	209,200	7,426,600
General Maritime Corp	175,700	5,074,216
Ship Finance International Ltd (Bermuda)	22,413	614,797
Skywest Inc †	296,800	7,963,144
Teekay Shipping Corp †	72,800	3,939,208
Thor Industries Inc †	146,500	5,770,635
Tidewater Inc †	60,900	3,567,522
Werner Enterprises Inc †	370,700	6,735,619

		53,259,601

Consumer Discretionary - 5.83%

Asbury Automotive Group Inc †	237,600	6,712,200
Brown Shoe Co Inc †	63,900	2,683,800
CKE Restaurants Inc	332,500	6,270,950
Kellwood Co †	53,300	1,563,289
Kelly Services Inc ‘A’ †	128,600	4,140,920
Stein Mart Inc †	407,900	6,656,928
The Cato Corp ‘A’	202,850	4,744,661
World Fuel Services Corp †	81,700	3,779,442

		36,552,190

Consumer Staples - 7.47%

Pilgrim’s Pride Corp	252,900	8,393,751
Ruddick Corp †	271,500	8,166,720
Sensient Technologies Corp †	319,900	8,247,022
The J.M. Smucker Co †	126,800	6,760,976
Universal Corp †	138,200	8,478,570
Weis Markets Inc †	151,300	6,763,110

		46,810,149

Energy - 9.98%

Berry Petroleum Co ‘A’ †	216,500	6,637,890
Cabot Oil & Gas Corp †	83,200	5,601,024
Holly Corp †	109,600	6,499,280
Lufkin Industries Inc †	112,600	6,325,868
Massey Energy Co	77,600	1,861,624
Penn Virginia Corp †	114,700	8,418,980
Range Resources Corp †	140,700	4,699,380
St. Mary Land & Exploration Co	223,900	8,212,652
W&T Offshore Inc †	210,800	6,098,444
Western Refining Inc †	208,700	8,143,474

		62,498,616

Financial Services - 19.87%

Advance America Cash Advance Centers Inc †	490,900	7,554,951
AMCORE Financial Inc †	132,800	4,216,400
American Equity Investment Life Holding Co †	485,200	6,370,676
BancorpSouth Inc †	243,300	5,948,685
CBL & Associates Properties Inc REIT	54,200	2,430,328
Delphi Financial Group Inc ‘A’ †	198,848	7,999,655
Equity One Inc REIT †	239,900	6,357,350
First Industrial Realty Trust Inc REIT †	155,700	7,053,210
FirstMerit Corp †	54,500	1,150,495
Healthcare Realty Trust Inc REIT †	171,600	6,400,680
Hilb Rogal & Hobbs Co †	166,000	8,142,300
HRPT Properties Trust REIT †	267,200	3,286,560
Infinity Property & Casualty Corp †	133,600	6,260,496
LandAmerica Financial Group Inc †	87,100	6,437,561
Nationwide Health Properties Inc REIT †	180,400	5,639,304
New Plan Excel Realty Trust Inc REIT	82,300	2,718,369
Ohio Casualty Corp †	179,500	5,376,025
Old National Bancorp †	317,205	5,766,787
Potlatch Corp REIT †	162,709	7,448,818
Provident Bankshares Corp †	188,000	6,177,680
Susquehanna Bancshares Inc †	234,600	5,440,374
Washington Federal Inc †	267,788	6,282,307

		124,459,011

Health Care - 3.89%

Arrow International Inc †	78,300	2,518,128
Invacare Corp †	276,500	4,822,160
Landauer Inc †	50,500	2,549,240
Owens & Minor Inc †	217,200	7,977,756
West Pharmaceutical Services Inc †	140,200	6,509,486

		24,376,770

Materials & Processing - 20.39%

Acuity Brands Inc †	141,000	7,676,040
Agnico-Eagle Mines Ltd (Canada)	136,800	4,845,456
Albany International Corp ‘A’ †	189,800	6,821,412
Barnes Group Inc †	298,400	6,866,184
Cleveland-Cliffs Inc †	133,100	8,519,731
Commercial Metals Co †	181,800	5,699,430
Corn Products International Inc	193,400	6,883,106
Ennis Inc	237,200	6,347,472
Harsco Corp	97,000	4,351,420
IAMGOLD Corp (Canada)	818,300	6,309,093
Lennox International Inc	218,100	7,786,170
Methanex Corp (Canada)	227,200	5,073,376
Mueller Industries Inc †	192,300	5,788,230
Olin Corp †	466,800	7,907,592
Quanex Corp †	186,900	7,915,215
RPM International Inc †	263,100	6,077,610
Simpson Manufacturing Co Inc †	149,300	4,604,412
The Lubrizol Corp	58,600	3,019,658
Universal Forest Products Inc	62,400	3,091,920
WD-40 Co †	198,400	6,291,264
Westlake Chemical Corp †	216,700	5,883,405

		127,758,196

Multi-Industry - 1.94%

Lancaster Colony Corp †	136,700	6,040,773
Teleflex Inc	89,700	6,105,879

		12,146,652

Producer Durables - 8.59%

Briggs & Stratton Corp †	188,400	5,812,140
Crane Co	172,000	6,952,240
Curtiss-Wright Corp †	196,800	7,584,672
Kennametal Inc	101,800	6,882,698
Lincoln Electric Holdings Inc	96,000	5,717,760
Regal-Beloit Corp †	165,800	7,689,804
Technitrol Inc †	281,100	7,362,009
Tektronix Inc †	207,800	5,851,648

		53,852,971

Technology - 1.63%

DRS Technologies Inc †	148,000	7,721,160
Park Electrochemical Corp †	91,500	2,481,480

		10,202,640

Utilities - 9.83%

Atmos Energy Corp †	187,800	5,874,384
Cleco Corp	278,200	7,185,906
Duquesne Light Holdings Inc	378,900	7,498,431
Energen Corp †	98,400	5,007,576
National Fuel Gas Co †	109,700	4,745,622
Southwest Gas Corp †	208,400	8,100,508
UGI Corp	153,200	4,091,972
USA Mobility Inc	322,800	6,433,404

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
Vectren Corp †	222,900	$6,374,940
WGL Holdings Inc †	195,600	6,255,288

		61,568,031

Total Common Stocks (Cost $484,417,627)		613,484,827

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.02%

Repurchase Agreement - 2.02%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $12,664,589; collateralized by U.S. Treasury Notes: 4.500% due 02/28/11 and market value $12,917,213)	$12,660,000	12,660,000

Total Short-Term Investment (Cost $12,660,000)		12,660,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.94% (Cost $497,077,627)		626,144,827

	Shares
SECURITIES LENDING COLLATERAL - 27.74%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $173,760,196)	173,760,196	173,760,196

TOTAL INVESTMENTS - 127.68% (Cost $670,837,823)		799,905,023

OTHER ASSETS & LIABILITIES, NET - (27.68%)		(173,418,066)

NET ASSETS - 100.00%		$626,486,957

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Alcatel-Lucent * (France) Exp. 12/10/07	18,332	$1,742

Total Warrants (Cost $0)		1,742

PREFERRED STOCKS - 0.73%

Integrated Oils - 0.29%

Petroleo Brasileiro SA (Brazil)	67,470	1,510,977

Materials & Processing - 0.44%

Cia Vale do Rio Doce ADR (Brazil)	71,080	2,223,382

Total Preferred Stocks (Cost $622,909)		3,734,359

COMMON STOCKS - 56.86%

Autos & Transportation - 0.38%

Navistar International Corp * †	42,000	1,921,500

Consumer Discretionary - 12.52%

eBay Inc *	118,210	3,918,661
Gemstar-TV Guide International Inc *	1,561	6,541
Liberty Global Inc ‘A’ *	347,945	11,457,829
Liberty Global Inc ‘C’ *	352,864	10,811,753
Liberty Media Corp - Capital ‘A’ *	44,500	4,921,255
Liberty Media Corp - Interactive ‘A’ *	230,240	5,484,317
Office Depot Inc *	128,400	4,511,976
Take-Two Interactive Software Inc * †	1,046,049	21,067,427
Yahoo! Inc *	49,220	1,540,094

		63,719,853

Consumer Staples - 5.92%

Altria Group Inc	176,170	15,469,488
ConAgra Foods Inc	69,200	1,723,772
Constellation Brands Inc ‘A’ *	96,350	2,040,693
Diageo PLC ADR (United Kingdom)	44,470	3,599,846
Loews Corp-Carolina Group †	96,640	7,306,950

		30,140,749

Energy - 1.51%

Dynegy Inc ‘A’ *	180,685	1,673,143
Halliburton Co	57,010	1,809,497
Reliant Energy Inc *	206,400	4,194,048

		7,676,688

Financial Services - 10.49%

American Express Co	52,500	2,961,000
Bank of America Corp	103,752	5,293,427
Capital One Financial Corp	70,790	5,341,813
E*TRADE Financial Corp * †	116,590	2,474,040
Everest Re Group Ltd (Bermuda)	55,680	5,354,746
Genworth Financial Inc ‘A’	73,450	2,566,343
Platinum Underwriters Holdings Ltd (Bermuda)	93,600	3,002,688
UBS AG (XVTX) + (Switzerland)	196,745	11,732,288
Wachovia Corp	169,331	9,321,672
Wells Fargo & Co	156,030	5,372,113

		53,420,130

Health Care - 6.88%

Amgen Inc * ⌂	67,130	3,751,224
Beckman Coulter Inc	46,750	2,986,857
Boston Scientific Corp *	135,690	1,972,933
deCODE genetics Inc * †	187,100	682,915
Human Genome Sciences Inc * †	255,000	2,708,100
MedImmune Inc * †	60,280	2,193,589
Novartis AG ADR (Switzerland)	76,460	4,177,010
Sanofi-Aventis ADR (France)	110,610	4,812,641
The Medicines Co * †	55,680	1,396,454
Vanda Pharmaceuticals Inc * †	246,500	6,004,740
WellPoint Inc *	53,800	4,363,180

		35,049,643

Integrated Oils - 2.29%

BP PLC ADR (United Kingdom)	42,000	2,719,500
Exxon Mobil Corp	99,010	7,470,304
Petroleo Brasileiro SA ADR (Brazil)	14,800	1,472,748

		11,662,552

Materials & Processing - 1.06%

Martin Marietta Materials Inc	14,250	1,926,600
Texas Industries Inc †	21,760	1,643,533
Vulcan Materials Co †	15,580	1,814,758

		5,384,891

Multi-Industry - 1.93%

Siemens AG ADR (Germany)	91,600	9,819,520

Producer Durables - 2.77%

Embraer-Empresa Brasileira de Aeronautica SA ADR † (Brazil)	32,620	1,495,953
Orbital Sciences Corp * †	146,370	2,742,974
Spirit Aerosystems Holdings Inc ‘A’ *	41,130	1,309,990
The Boeing Co	31,300	2,782,883
United Technologies Corp	88,660	5,762,900

		14,094,700

Technology - 9.54%

CA Inc †	3,428	88,819
Cisco Systems Inc *	149,660	3,820,820
Compuware Corp *	353,390	3,353,671
Hutchinson Technology Inc * †	85,330	1,992,455
International Business Machines Corp	37,910	3,573,397
Juniper Networks Inc *	68,510	1,348,277
Microsoft Corp	607,200	16,922,664
Novell Inc * †	547,040	3,949,629
QUALCOMM Inc	31,360	1,337,818
Synopsys Inc *	262,360	6,881,703
Texas Instruments Inc	176,650	5,317,165

		48,586,418

Utilities - 1.57%

Kinder Morgan Inc	14,900	1,586,105
The AES Corp *	296,600	6,382,832

		7,968,937

Total Common Stocks (Cost $233,248,757)		289,445,581

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 13.93%

Autos & Transportation - 0.46%

DaimlerChrysler NA Holding Corp 5.690% due 03/13/09 §	$375,000	$375,859
7.300% due 01/15/12	1,010,000	1,091,334
Hyundai Motor Manufacturing LLC 5.300% due 12/19/08 ~	600,000	599,581
Ryder System Inc 5.950% due 05/02/11	250,000	254,702

		2,321,476

Consumer Discretionary - 3.21%

Belo Corp 8.000% due 11/01/08	660,000	684,575
British Sky Broadcasting PLC (United Kingdom) 8.200% due 07/15/09	635,000	675,546
Caesars Entertainment Inc 7.500% due 09/01/09	1,135,000	1,186,725
CBS Corp 7.875% due 07/30/30 †	155,000	167,546
Chancellor Media Corp 8.000% due 11/01/08	760,000	787,740
Clear Channel Communications Inc 6.250% due 03/15/11 †	725,000	722,122
CSC Holdings Inc 7.250% due 07/15/08	326,000	332,112
Dillard’s Inc 6.625% due 11/15/08	260,000	263,575
Eastman Kodak Co 3.625% due 05/15/08	124,000	120,900
EchoStar DBS Corp 5.750% due 10/01/08	1,215,000	1,219,556
Hilton Hotels Corp 8.250% due 02/15/11	760,000	821,750
Hyatt Equities LLC 6.875% due 06/15/07 ~	1,020,000	1,021,795
J.C. Penney Corp Inc 9.000% due 08/01/12	260,000	299,733
Liberty Media Corp 7.875% due 07/15/09 †	275,000	289,877
Liberty Media LLC 7.750% due 07/15/09	895,000	941,251
Limited Brands Inc 6.125% due 12/01/12	805,000	818,749
MGM MIRAGE 6.000% due 10/01/09 †	1,165,000	1,172,281
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 10/15/07	287,000	289,773
Starwood Hotels & Resorts Worldwide Inc 7.375% due 05/01/07	155,000	155,123
The Gap Inc 6.900% due 09/15/07	850,000	859,137
9.800% due 12/15/08 §	171,000	182,886
The May Department Stores Co 7.900% due 10/15/07	405,000	409,359
Time Warner Entertainment Co LP 8.375% due 07/15/33 †	420,000	512,018
Tribune Co 5.500% due 10/06/08	725,000	723,579
Univision Communications Inc 3.500% due 10/15/07	640,000	633,600
3.875% due 10/15/08	300,000	291,750
Yum! Brands Inc 7.700% due 07/01/12	700,000	769,051

		16,352,109

Consumer Staples - 1.03%

Albertson’s Inc 8.000% due 05/01/31 †	845,000	865,431
Delhaize America Inc 9.000% due 04/15/31	625,000	754,076
Earthgrains Co 6.500% due 04/15/09	310,000	316,026
H.J. Heinz Co 6.428% due 11/15/20 ~	140,000	142,475
Reynolds American Inc 6.500% due 06/01/07	672,000	673,392
Safeway Inc 6.500% due 03/01/11	980,000	1,019,062
Sara Lee Corp 2.750% due 06/15/08	425,000	411,913
The Kroger Co 5.500% due 02/01/13	1,090,000	1,088,029

		5,270,404

Energy - 0.68%

Duke Energy Field Services LLC 6.875% due 02/01/11	715,000	753,104
El Paso Corp 6.500% due 06/01/08	200,000	202,500
Enterprise Products Operating LP 7.500% due 02/01/11	485,000	520,554
TEPPCO Partners LP 6.125% due 02/01/13	455,000	464,540
7.625% due 02/15/12	310,000	334,804
The Williams Cos Inc Credit Linked Certificate Trust 6.750% due 04/15/09 ~	1,150,000	1,178,750

		3,454,252

Financial Services - 3.46%

Barclays Bank PLC (United Kingdom) 6.278% due 12/15/99 §	1,700,000	1,613,852
Ford Motor Credit Co 9.750% due 09/15/10 † ~	1,930,000	2,034,428
General Motors Acceptance Corp 8.000% due 11/01/31	870,000	935,364
HBOS PLC (United Kingdom) 6.413% due 10/01/35 † ~ §	1,700,000	1,666,544
HSBC Finance Capital Trust IX 5.911% due 11/30/35 §	1,500,000	1,491,447
iStar Financial Inc 5.150% due 03/01/12	1,025,000	1,006,562
Marsh & McLennan Cos Inc 5.875% due 08/01/33	670,000	613,929
7.125% due 06/15/09	595,000	617,454
MBIA Inc 5.700% due 12/01/34	530,000	509,187
Popular North America Inc 4.700% due 06/30/09	1,335,000	1,318,609
Prudential Holdings LLC 8.695% due 12/18/23 ~	1,215,000	1,533,427
Prudential Insurance Co of America 8.300% due 07/01/25 ~	1,095,000	1,372,374
Textron Financial Corp 6.000% due 02/15/67 † ~ §	760,000	764,147
The Goldman Sachs Group Inc 6.345% due 02/15/34 †	1,000,000	990,990
Vornado Realty LP 5.625% due 06/15/07	1,160,000	1,159,587

		17,627,901

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Health Care - 0.10%

HCA Inc 8.750% due 09/01/10	$480,000	$504,600

Integrated Oils - 0.79%

Kaneb Pipe Line Operating Partnership LP 5.875% due 06/01/13	780,000	791,160
7.750% due 02/15/12	95,000	103,941
Pemex Project Funding Master Trust 7.875% due 02/01/09	1,410,000	1,473,450
Petroleum Export Ltd (Cayman) 4.623% due 06/15/10 ~	1,305,056	1,291,961
PF Export Receivables Master Trust (Cayman) 3.748% due 06/01/13 ~	386,138	364,527

		4,025,039

Multi-Industry - 0.09%

Reed Elsevier Capital Inc 4.625% due 06/15/12	450,000	435,213

Producer Durables - 1.36%

Beazer Homes USA Inc 6.875% due 07/15/15 †	590,000	529,525
Centex Corp 5.800% due 09/15/09	190,000	190,387
D.R. Horton Inc 5.375% due 06/15/12	640,000	616,369
6.125% due 01/15/14	530,000	520,798
8.000% due 02/01/09	250,000	259,387
K. Hovnanian Enterprises Inc 6.500% due 01/15/14	118,000	106,200
KB Home 5.750% due 02/01/14	880,000	791,061
Lennar Corp 7.625% due 03/01/09	975,000	1,013,069
Pulte Homes Inc 4.875% due 07/15/09	1,360,000	1,340,838
Xerox Corp 9.750% due 01/15/09	1,425,000	1,535,348

		6,902,982

Technology - 0.02%

NCR Corp 7.125% due 06/15/09	95,000	97,791

Utilities - 2.73%

AT&T Corp 6.000% due 03/15/09	52,000	52,785
AT&T Wireless Services Inc 7.875% due 03/01/11	360,000	394,251
CenterPoint Energy Inc 7.250% due 09/01/10 †	950,000	1,003,559
Comcast Corp 6.450% due 03/15/37 †	1,000,000	1,004,452
Cox Enterprises Inc 4.375% due 05/01/08 ~	1,015,000	999,412
Enbridge Energy Partners LP 5.950% due 06/01/33	260,000	243,773
FirstEnergy Corp 7.375% due 11/15/31 †	395,000	450,103
Ipalco Enterprises Inc 8.375% due 11/14/08	525,000	544,688
Kinder Morgan Energy Partners LP 7.300% due 08/15/33	930,000	1,007,648
Mission Energy Holding Co 13.500% due 07/15/08	995,000	1,089,525
Monongahela Power Co 7.360% due 01/15/10	650,000	684,789
Progress Energy Inc 6.850% due 04/15/12	20,000	21,468
PSEG Funding Trust 5.381% due 11/16/07	660,000	659,515
Qwest Corp 5.625% due 11/15/08	126,000	126,630
Telecom Italia Capital SA (Luxembourg) 4.000% due 01/15/10	1,240,000	1,198,779
Telefonos de Mexico SA de CV (Mexico) 4.500% due 11/19/08	1,035,000	1,027,419
TELUS Corp (Canada) 8.000% due 06/01/11	900,000	986,578
TXU Energy Co LLC 5.850% due 09/16/08 ~ §	800,000	800,266
6.125% due 03/15/08	740,000	745,249
Westar Energy Inc 7.125% due 08/01/09	835,000	869,593

		13,910,482

Total Corporate Bonds & Notes (Cost $70,347,427)		70,902,249

MORTGAGE-BACKED SECURITIES - 29.76%

Collateralized Mortgage Obligations - 10.69%

Banc of America Commercial Mortgage Inc 4.501% due 07/10/43 “	1,060,000	1,041,288
Banc of America Funding Corp 6.500% due 07/20/32 “	712,467	725,452
Banc of America Mortgage Securities Inc 4.972% due 06/25/35 “ §	33,219	33,192
6.500% due 10/25/34 “	623,043	629,663
Bear Stearns Commercial Mortgage Securities Inc 4.000% due 03/13/40 “	1,639,671	1,594,344
Countrywide Alternative Loan Trust
6.500% due 08/25/32 - 09/25/34 “ ±	1,446,060	1,466,126
Deutsche ALT-A Securities Inc Alternate Loan Trust 5.961% due 06/25/36 “ §	866,812	864,497
6.360% due 07/25/36 “ §	270,534	270,770
Fannie Mae 3.000% due 06/25/22 “	624,624	615,841
4.693% due 06/25/36 “ §	1,920,407	1,874,439
5.000% due 01/25/20 “	1,148,000	1,129,701
5.060% due 03/25/36 “ §	367,502	368,561
5.500% due 04/25/23 - 07/25/36 “ ±	8,899,697	8,861,428
6.000% due 03/25/17 - 09/25/30 “ ±	1,364,003	1,385,525
6.500% due 06/25/23 - 01/25/32 “ ±	2,005,033	2,061,017
Fannie Mae (IO)
1.380% due 02/25/35 - 12/25/36 “ § ±	6,354,543	350,854
1.430% due 08/25/25 - 03/25/35 “ § ±	7,884,782	419,129
1.780% due 11/25/30 “ §	450,617	27,324
1.880% due 05/25/36 “ §	4,375,081	376,838
2.580% due 11/25/31 “ §	1,090,240	109,389
2.630% due 01/25/32 “ §	245,214	23,892
2.680% due 04/25/32 - 12/25/32 “ § ±	2,610,192	248,634

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
2.780% due 03/25/32 - 12/25/33 “ § ±	$2,574,092	$292,364
2.930% due 02/25/33 “ §	607,802	70,842
5.500% due 01/01/33 - 03/01/34 “ ±	4,866,831	1,053,954
6.000% due 10/01/33 - 08/01/35 “ ±	3,901,444	877,744
6.500% due 02/01/32 - 02/01/33 “ ±	3,323,355	779,078
6.500% due 02/01/33 “ §	388,947	95,371
7.000% due 06/01/23 - 08/01/26 “ ±	2,575,822	586,725
7.500% due 08/01/23 - 11/01/23 “ ±	1,418,995	350,330
Fannie Mae (PO) 0.000% due 09/25/23 “	289,659	235,015
Fannie Mae Grantor Trust 7.000% due 11/25/31 “	839,012	865,767
Fannie Mae Whole Loan 7.000% due 02/25/44 “	1,783,218	1,845,036
Freddie Mac 5.243% due 08/15/35 “ §	121,174	123,330
5.500% due 03/15/22 “	117,951	117,784
5.720% due 06/15/29 - 01/15/33 “ § ±	350,622	353,954
5.820% due 03/15/32 “ §	143,411	144,863
6.000% due 04/15/30 “	95,467	95,529
6.500% due 02/15/28 - 06/15/32 “ ±	3,368,932	3,477,290
Freddie Mac (IO) 0.830% due 07/15/25 -
02/15/26 “ § ±	2,728,807	104,861
1.380% due 01/15/35 “ §	2,397,885	113,563
1.930% due 04/15/33 “ §	621,809	36,802
2.330% due 07/15/26 - 03/15/29 “ § ±	782,654	64,437
6.000% due 12/15/32 - 03/01/33 “ ±	1,194,945	267,304
6.500% due 02/01/28 - 01/01/29 “ ±	257,022	59,050
7.000% due 06/01/26 - 04/01/27 “ ±	1,133,946	254,237
Freddie Mac (PO) 0.000% due 06/01/26 “	106,433	86,926
GE Capital Commercial Mortgage Corp 4.093% due 01/10/38 ‡ “	1,899,000	1,866,806
4.433% due 07/10/39 “	640,000	631,036
4.853% due 07/10/45 “	620,000	615,687
GMAC Commercial Mortgage Securities Inc 6.869% due 07/15/29 “	115,886	115,887
Government National Mortgage Association (IO) 2.180% due 02/16/32 “ §	592,353	42,360
2.280% due 01/16/27 “ §	491,261	34,961
2.330% due 01/17/30 “ §	425,266	31,069
2.380% due 12/16/26 “ §	1,221,354	102,483
Greenwich Capital Commercial Funding Corp 4.305% due 08/10/42 ‡ “	930,000	912,645
5.117% due 04/10/37 “	670,000	670,630
5.381% due 03/10/39 “	770,000	776,320
JPMorgan Chase Commercial Mortgage Securities Corp 4.575% due 07/15/42 “	260,000	256,017
4.790% due 10/15/42 “	880,000	871,164
LB-UBS Commercial Mortgage Trust 4.885% due 09/18/30 “	730,000	726,602
5.318% due 02/15/40 “	860,000	866,298
MASTR Alternative Loans Trust 4.700% due 08/25/34 “ §	928,206	920,459
6.000% due 07/25/34 “	1,001,920	1,001,761
Prudential Mortgage Capital Co II LLC 7.306% due 10/06/10 ~ “	1,620,000	1,732,063
Residential Accredit Loans Inc 5.750% due 01/25/33 “	474,651	474,767
6.000% due 05/25/36 - 09/25/36 “ ±	2,007,468	2,007,133
Residential Asset Securitization Trust 6.000% due 07/25/36 “	1,203,562	1,200,439
Wachovia Bank Commercial Mortgage Trust 4.782% due 03/15/42 “	1,490,000	1,476,672
Washington Mutual Inc 4.675% due 05/25/35 “ §	246,629	246,428

		54,409,747

Fannie Mae - 16.07%

4.500% due 05/01/18 - 12/01/20 “ ±	12,043,152	11,686,007
5.000% due 12/01/17 - 09/01/33 “ ±	13,793,707	13,541,604
5.000% due 12/01/17 - 04/12/37 # “ ±	11,193,879	11,014,225
5.000% due 11/01/33 † “	1,490,429	1,444,245
5.500% due 01/01/33 - 11/01/34 “ ±	8,429,707	8,362,605
5.500% due 04/12/37 - 04/17/37 # “ ±	9,940,000	9,869,862
6.000% due 09/01/32 - 11/01/33 “ ±	8,849,694	8,963,517
6.000% due 04/17/37 # “	6,322,000	6,426,705
6.500% due 06/01/17 - 11/01/31 “ ±	7,338,564	7,558,245
7.000% due 04/01/20 - 02/01/36 “ ±	2,594,315	2,695,484
7.500% due 01/01/33 “	185,140	192,857
8.500% due 07/01/32 “	21,140	22,792

		81,778,148

Freddie Mac - 3.00%

4.500% due 05/01/19 - 07/01/19 “ ±	1,918,869	1,860,730
5.000% due 08/01/33 “	2,286,990	2,215,522
5.000% due 04/12/37 # “	140,000	135,319
6.000% due 04/01/17 “	1,784,342	1,816,949
6.500% due 04/01/18 - 04/01/34 “ ±	2,838,188	2,913,908
7.000% due 04/01/28 - 12/01/34 “ ±	6,120,936	6,352,711

		15,295,139

Total Mortgage-Backed Securities (Cost $152,415,563)		151,483,034

ASSET-BACKED SECURITIES - 1.52%

AESOP Funding II LLC 5.380% due 04/20/09 ~ “ §	370,000	370,167
Argent Securities Inc 5.800% due 05/25/34 “ §	1,174,075	1,178,599
Centex Home Equity Co LLC 5.040% due 09/25/21 “ §	83,692	83,424
Citibank Credit Card Issuance Trust 5.000% due 06/10/15 “	180,000	175,974
Citigroup Mortgage Loan Trust Inc 4.922% due 08/25/35 “ §	508,528	505,145
5.536% due 03/25/36 “ §	240,000	239,339

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Countrywide Asset-Backed Certificates 5.363% due 03/25/30 “ §	$230,000	$229,279
5.382% due 02/25/30 “ §	350,000	348,959
6.060% due 02/25/33 “ §	18,836	18,853
Ford Credit Auto Owner Trust 3.480% due 11/15/08 “	343,154	341,651
Household Home Equity Loan Trust 5.580% due 01/20/35 “ §	427,656	427,736
Lehman XS Trust 5.180% due 08/25/35 “ §	490,403	488,603
MBNA Credit Card Master Note Trust 6.670% due 03/15/16 “ §	1,720,000	1,813,111
Popular ABS Mortgage Pass-Through Trust 4.415% due 04/25/35 “ §	412,388	409,920
Residential Asset Mortgage Products Inc 4.450% due 07/25/28 “	394,969	392,620
Structured Asset Securities Corp 5.180% due 03/25/35 “ §	706,898	705,707

Total Asset-Backed Securities (Cost $7,749,396)		7,729,087

U.S. TREASURY OBLIGATIONS - 0.40%

U.S. Treasury Bonds - 0.08%

4.500% due 02/15/36 †	409,000	385,739

U.S. Treasury Notes - 0.32%

4.625% due 02/29/12 †	318,000	319,280
4.625% due 02/15/17 †	78,000	77,866
4.750% due 01/31/12 †	1,211,000	1,221,928

		1,619,074

Total U.S. Treasury Obligations (Cost $1,999,910)		2,004,813

SHORT-TERM INVESTMENT - 2.27%

Repurchase Agreement - 2.27%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $11,569,192; collateralized by U.S. Treasury Notes: 4.375% due 01/31/08 and market value $11,799,731)	11,565,000	11,565,000

Total Short-Term Investment (Cost $11,565,000)		11,565,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 105.47% (Cost $477,948,962)		536,865,865

	Shares
SECURITIES LENDING COLLATERAL - 12.20%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $62,122,631)	62,122,631	62,122,631

TOTAL INVESTMENTS - 117.67% (Cost $540,071,593)		598,988,496

OTHER ASSETS & LIABILITIES, NET - (17.67%)		(89,938,079)

NET ASSETS - 100.00%		$509,050,417

Notes to Schedule of Investments
(a) Securities with a total aggregate market value of $11,732,288, or 2.30% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(b) Securities with a market value of $3,751,224 were segregated with the broker(s)/custodian to cover written call option contracts as of March 31, 2007.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

(c) Securities with an approximate aggregate market value of $137,557 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 5-Year Notes (06/07)	67	$6,700,000	$4,831
U.S. Treasury 30-Year Bonds (06/07)	238	23,800,000	(141,222)

Short Futures Outstanding

U.S. Treasury 2-Year Notes (06/07)	293	58,600,000	(138,664)
U.S. Treasury 10-Year Notes (06/07)	170	17,000,000	22,476

			($252,579)

(d) Transactions in written options for the period ended March 31, 2007 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2006	87	$45,717
Call Options Written	424	144,753

Outstanding, March 31, 2007	511	$190,470

(e) Premiums received and value of written options outstanding as of March 31, 2007:

			Expiration	Number of
Counterparty	Type	Strike Price	Date	Contracts	Premium	Value

Lehman Brothers	Call - CBOT Amgen Inc	$75.00	04/23/07	87	$45,717	$435
Lehman Brothers	Call - CBOT Amgen Inc	70.00	01/21/08	424	144,753	53,000

					$190,470	$53,435

(f) Credit default swaps outstanding as of March 31, 2007:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	Hyundai Motor Manufacturing LLC 5.300% due 12/19/08	Sell	0.400%	06/20/07	$445,000	($167)
CS First Boston	Ford Motor Credit Co 7.000% due 10/01/13	Sell	0.500%	06/20/07	940,000	(54)
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.300%	06/20/07	225,000	(1,024)
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.150%	06/20/07	705,000	(30)
Deutsche Bank	Bombardier Inc 6.750% due 05/01/12	Sell	0.900%	09/20/07	255,000	(494)
Morgan Stanley	Bombardier Inc 6.750% due 05/01/12	Sell	1.000%	09/20/07	280,000	(676)
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.050%	09/20/07	280,000	(113)
Morgan Stanley	Bombardier Inc 6.750% due 05/01/12	Sell	1.050%	09/20/07	280,000	(742)
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.100%	09/20/07	230,000	(147)
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.200%	09/20/07	20,000	(22)
Deutsche Bank	Abitibi-Consolidated Inc 8.375% due 04/01/15	Sell	1.520%	09/20/07	820,000	(1,232)
CS First Boston	Freescale Semiconductor Inc 6.875% due 07/15/11	Sell	0.600%	03/20/08	485,000	2,172
CS First Boston	Freescale Semiconductor Inc 6.875% due 07/15/11	Sell	0.750%	03/20/08	510,000	1,555
CS First Boston	Univision Communications Inc 7.850% due 07/15/11	Sell	0.750%	03/20/08	235,000	1,696
Deutsche Bank	Eastman Kodak Co 7.250% due 11/15/13	Sell	1.000%	12/20/08	700,000	(6,831)
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Buy	(3.950%)	12/20/08	505,000	13,910
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Buy	(4.000%)	12/20/08	520,000	14,745
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Buy	(5.300%)	12/20/08	500,000	581
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Buy	(5.400%)	12/20/08	1,050,000	37,660
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	840,000	(3,628)
Morgan Stanley	El Paso Corp 7.875% due 06/15/12	Sell	0.520%	03/20/10	1,005,000	2,441
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.650%)	06/20/11	615,000	(5,633)
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.670%)	06/20/11	340,000	(3,374)
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.675%)	06/20/11	685,000	(6,927)
Deutsche Bank	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.580%)	09/20/11	1,040,000	5,682
Morgan Stanley	Arrow Electronics Inc 6.875% due 06/01/18	Buy	(0.770%)	09/20/11	520,000	6,147
Morgan Stanley	Arrow Electronics Inc 6.875% due 06/01/18	Buy	(0.790%)	09/20/11	1,040,000	(13,309)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.403%)	12/20/11	2,700,000	2,576
Morgan Stanley	International Paper Co 6.750% due 09/01/11	Buy	(0.409%)	12/20/11	1,035,000	(560)
CS First Boston	Dow Jones CDX NA XO7 Index	Buy	(1.650%)	12/20/11	3,330,000	22,445
Deutsche Bank	Dow Jones CDX NA XO7 Index	Buy	(1.650%)	12/20/11	1,190,000	5,805
Morgan Stanley	Dow Jones CDX NA XO7 Index	Buy	(1.650%)	12/20/11	1,190,000	6,582
Deutsche Bank	J.C. Penney Co Inc 8.000% due 03/01/10	Buy	(0.580%)	03/20/12	300,000	(980)
Morgan Stanley	J.C. Penney Co Inc 8.000% due 03/01/10	Sell	0.610%	06/20/13	1,040,000	3,207
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Sell	5.750%	12/20/16	505,000	(12,300)
Morgan Stanley	General Motors Inc 7.125% due 07/15/14	Sell	5.800%	12/20/16	520,000	(14,035)
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.050%	12/20/16	500,000	(3,499)
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.150%	12/20/16	1,050,000	(12,647)
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.100%	03/20/17	520,000	(4,128)

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.630%)	03/20/17	$520,000	$3,573
Morgan Stanley	Inco Ltd 7.750% due 05/15/12	Buy	(0.700%)	03/20/17	515,000	6,319
Morgan Stanley	Vale Overseas Ltd 8.250% due 01/17/34	Sell	1.170%	03/20/17	515,000	(6,811)

						$37,733

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.
(g) Total return swaps outstanding as of March 31, 2007:

			Expiration	Number of	Unrealized
Counterparty	Receive Total Return	Pay	Date	Contracts	Depreciation

Goldman Sachs	Lehman AAA 4.83 Year + Collateralized Mortgage Backed Securities Index plus 15 basis points	Lehman AAA 4.83 Year+ Collateralized Mortgage Backed Securities Index	09/01/07	890	($1,065)

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Technology - 0.00%

Alcatel-Lucent * (France) Exp. 12/10/07	68,476	$6,505
MicroStrategy Inc * Exp. 06/24/07	17,632	1,411

		7,916

Total Warrants (Cost $0)		7,916

COMMON STOCKS - 99.30%

Autos & Transportation - 0.74%

General Motors Corp †	210,600	6,452,784
Laidlaw International Inc	11,200	387,520
PACCAR Inc †	43,600	3,200,240
Swift Transportation Co Inc * †	3,800	118,408
United Parcel Service Inc ‘B’	90,500	6,344,050

		16,503,002

Consumer Discretionary - 12.74%

Avon Products Inc	12,800	476,928
Best Buy Co Inc	183,200	8,925,504
CBS Corp ‘B’ †	206,900	6,329,071
Chipotle Mexican Grill Inc ‘B’ *	7,917	454,436
Clear Channel Communications Inc	317,000	11,107,680
Coach Inc * †	178,800	8,948,940
Costco Wholesale Corp †	85,200	4,587,168
EchoStar Communications Corp ‘A’ *	111,100	4,825,073
Federated Department Stores Inc †	296,300	13,348,315
Gannett Co Inc	56,500	3,180,385
Google Inc ‘A’ *	44,100	20,204,856
IAC/InterActiveCorp * †	50,000	1,885,500
J.C. Penney Co Inc	108,900	8,947,224
Kohl’s Corp *	179,600	13,759,156
Liberty Global Inc ‘A’ *	39,100	1,287,563
Liberty Media Corp - Capital ‘A’ *	79,000	8,736,610
Liberty Media Corp - Interactive ‘A’ *	118,900	2,832,198
Lowe’s Cos Inc	222,400	7,003,376
Mattel Inc †	18,900	521,073
McDonald’s Corp	178,800	8,054,940
News Corp ‘A’	482,200	11,148,464
Nordstrom Inc	214,500	11,366,355
Omnicom Group Inc	100,600	10,299,428
Sabre Holdings Corp ‘A’	20,800	681,200
Sears Holdings Corp *	54,700	9,854,752
Target Corp	117,900	6,986,754
The DIRECTV Group Inc *	201,300	4,643,991
The Gap Inc	296,700	5,106,207
The Home Depot Inc †	426,700	15,676,958
The McGraw-Hill Cos Inc	49,700	3,125,136
The TJX Cos Inc	279,800	7,543,408
The Walt Disney Co	680,400	23,426,172
Time Warner Inc	624,500	12,315,140
United Online Inc †	14,150	198,524
Viacom Inc ‘B’ *	205,655	8,454,477
Wal-Mart Stores Inc	226,600	10,638,870
Yum! Brands Inc	145,000	8,375,200

		285,257,032

Consumer Staples - 6.62%

Altria Group Inc	466,200	40,937,022
Campbell Soup Co †	77,000	2,999,150
ConAgra Foods Inc	250,700	6,244,937
General Mills Inc	79,900	4,651,778
H.J. Heinz Co †	103,700	4,886,344
Kellogg Co †	59,600	3,065,228
Kraft Foods Inc ‘A’ †	62,700	1,985,082
PepsiCo Inc	289,400	18,394,264
Reynolds American Inc †	56,900	3,551,129
Safeway Inc	242,400	8,881,536
Sara Lee Corp	181,500	3,070,980
The Coca-Cola Co	337,100	16,180,800
The Kroger Co	381,700	10,783,025
The Procter & Gamble Co	359,282	22,692,251

		148,323,526

Energy - 1.70%

Anadarko Petroleum Corp	164,300	7,061,614
Apache Corp	115,800	8,187,060
Devon Energy Corp	78,300	5,419,926
Halliburton Co	208,200	6,608,268
Valero Energy Corp	165,500	10,673,095

		37,949,963

Financial Services - 21.60%

ACE Ltd (Cayman)	31,700	1,808,802
American International Group Inc	440,000	29,576,800
Ameriprise Financial Inc	164,200	9,382,388
Automatic Data Processing Inc	126,600	6,127,440
Bank of America Corp	933,423	47,623,241
BB&T Corp	20,700	849,114
BlackRock Inc †	11,700	1,828,827
CIGNA Corp	58,900	8,402,674
CIT Group Inc	19,200	1,016,064
Citigroup Inc	983,600	50,498,024
CNA Financial Corp * †	28,600	1,232,374
Countrywide Financial Corp	212,200	7,138,408
Fannie Mae	213,500	11,652,830
Fifth Third Bancorp	83,600	3,234,484
First Data Corp	482,800	12,987,320
Freddie Mac †	207,300	12,332,277
Genworth Financial Inc ‘A’	125,800	4,395,452
John H. Harland Co †	4,600	235,658
JPMorgan Chase & Co	742,512	35,922,731
Lehman Brothers Holdings Inc	94,900	6,649,643
Lincoln National Corp †	36,649	2,484,436
Loews Corp	168,100	7,636,783
MasterCard Inc ‘A’ †	44,700	4,748,928
Merrill Lynch & Co Inc	250,600	20,466,502
MetLife Inc	95,400	6,024,510
Morgan Stanley	221,100	17,413,836
National City Corp	137,000	5,103,250
Paychex Inc	173,600	6,574,232
Principal Financial Group Inc †	155,500	9,309,785
Prudential Financial Inc †	64,800	5,848,848
SunTrust Banks Inc	68,100	5,655,024
The Allstate Corp	232,900	13,987,974
The Bank of New York Co Inc	210,500	8,535,775
The Chubb Corp	113,400	5,859,378
The Goldman Sachs Group Inc	77,500	16,013,825
The PNC Financial Services Group Inc	26,100	1,878,417
The Progressive Corp	34,900	761,518
The Travelers Cos Inc	242,900	12,574,933
The Western Union Co	276,700	6,073,565
U.S. Bancorp	361,300	12,634,661
Wachovia Corp	381,880	21,022,494
Washington Mutual Inc †	288,700	11,657,706
Wells Fargo & Co	759,100	26,135,813
XL Capital Ltd ‘A’ (Cayman)	35,300	2,469,588

		483,766,332

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
Health Care - 12.60%

Abbott Laboratories	145,700	$8,130,060
Aetna Inc	297,000	13,005,630
AmerisourceBergen Corp	14,500	764,875
Amgen Inc *	184,000	10,281,920
Biogen Idec Inc *	130,800	5,804,904
Bristol-Myers Squibb Co	203,900	5,660,264
CVS/Caremark Corp	401,468	13,706,118
Eli Lilly & Co	83,900	4,506,269
Forest Laboratories Inc *	233,300	12,000,952
Johnson & Johnson	610,700	36,800,782
McKesson Corp	179,100	10,484,514
Medco Health Solutions Inc *	111,700	8,101,601
Medtronic Inc	136,400	6,691,784
Merck & Co Inc	593,400	26,210,478
Pfizer Inc	1,803,160	45,547,822
Schering-Plough Corp	172,200	4,392,822
Thermo Fisher Scientific Inc * †	117,800	5,507,150
UnitedHealth Group Inc	558,590	29,588,512
WellPoint Inc *	316,931	25,703,104
Zimmer Holdings Inc * †	109,400	9,343,854

		282,233,415

Integrated Oils - 9.79%

Chevron Corp	628,747	46,502,128
ConocoPhillips	335,651	22,941,746
Exxon Mobil Corp	1,345,000	101,480,250
Hess Corp †	108,900	6,040,683
Marathon Oil Corp	153,100	15,130,873
Occidental Petroleum Corp	266,000	13,116,460
Paramount Resources Ltd ‘A’ * (Canada)	108,800	1,884,799
Schlumberger Ltd (Netherlands)	177,000	12,230,700

		219,327,639

Materials & Processing - 2.65%

Air Products & Chemicals Inc	28,200	2,083,698
E.I. du Pont de Nemours & Co †	91,500	4,522,845
Freeport-McMoRan Copper & Gold Inc	168,447	11,149,507
International Paper Co †	74,700	2,719,080
Masco Corp	94,900	2,600,260
NewMarket Corp	800	32,536
Nucor Corp †	195,600	12,739,428
PPG Industries Inc †	26,000	1,828,060
Rohm & Haas Co	99,200	5,130,624
Southern Copper Corp †	101,300	7,259,158
The Dow Chemical Co	150,400	6,897,344
United States Steel Corp †	7,000	694,190
Vulcan Materials Co	14,400	1,677,312

		59,334,042

Multi-Industry - 4.42%

3M Co	100,700	7,696,501
Eaton Corp	96,900	8,096,964
General Electric Co	1,535,500	54,295,280
Honeywell International Inc †	277,700	12,790,862
Tyco International Ltd (Bermuda)	509,500	16,074,725

		98,954,332

Producer Durables - 4.02%

Agilent Technologies Inc *	255,100	8,594,319
Applied Materials Inc †	541,000	9,911,120
Caterpillar Inc	79,300	5,315,479
Danaher Corp	104,800	7,487,960
Illinois Tool Works Inc	9,800	505,680
Lockheed Martin Corp	156,500	15,183,630
Northrop Grumman Corp	175,900	13,055,298
The Boeing Co	102,200	9,086,602
United Technologies Corp	142,600	9,269,000
Xerox Corp *	681,600	11,512,224

		89,921,312

Technology - 16.47%

Agere Systems Inc *	20,900	472,758
Analog Devices Inc	229,200	7,905,108
Apple Inc *	128,200	11,911,062
CA Inc	230,359	5,968,602
Cisco Systems Inc *	1,468,000	37,478,040
Dell Inc *	699,000	16,223,790
Electronic Data Systems Corp †	347,400	9,616,032
EMC Corp *	681,700	9,441,545
General Dynamics Corp	150,400	11,490,560
Hewlett-Packard Co	838,300	33,649,362
Hyperion Solutions Corp *	14,000	725,620
Intel Corp	774,300	14,812,359
International Business Machines Corp	482,900	45,518,154
Intuit Inc *	123,000	3,365,280
MEMC Electronic Materials Inc *	39,600	2,398,968
Microsoft Corp	2,282,400	63,610,488
Motorola Inc	1,208,800	21,359,496
Network Appliance Inc * †	68,800	2,512,576
Oracle Corp *	1,016,100	18,421,893
QUALCOMM Inc	332,600	14,188,716
Raytheon Co	253,800	13,314,348
Sun Microsystems Inc *	527,100	3,167,871
Symantec Corp * †	686,900	11,883,370
Texas Instruments Inc	312,600	9,409,260

		368,845,258

Utilities - 5.95%

Alltel Corp	124,800	7,737,600
American Electric Power Co Inc	93,400	4,553,250
AT&T Inc	983,287	38,771,006
Constellation Energy Group Inc	35,500	3,086,725
Duke Energy Corp †	416,800	8,456,872
Edison International	131,500	6,460,595
FirstEnergy Corp	15,100	1,000,224
PG&E Corp †	183,700	8,867,199
Progress Energy Inc	35,100	1,770,444
Qwest Communications International Inc * †	725,600	6,523,144
Sempra Energy	36,200	2,208,562
Sprint Nextel Corp	964,913	18,294,750
Verizon Communications Inc	673,700	25,546,704

		133,277,075

Total Common Stocks (Cost $2,061,498,551)		2,223,692,928

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.78%

Repurchase Agreement - 0.78%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $17,362,292; collateralized by U.S. Treasury Notes: 4.500% due 02/28/11 and market value $17,704,150)	$17,356,000	$17,356,000

Total Short-Term Investment (Cost $17,356,000)		17,356,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.08% (Cost $2,078,854,551)		2,241,056,844

	Shares
SECURITIES LENDING COLLATERAL - 5.48%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $122,642,655)	122,642,655	122,642,655

TOTAL INVESTMENTS - 105.56% (Cost $2,201,497,206)		2,363,699,499

OTHER ASSETS & LIABILITIES, NET - (5.56%)		(124,395,643)

NET ASSETS - 100.00%		$2,239,303,856

Note to Schedule of Investments
(a) Main Street is a registered trademark of OppenheimerFunds, Inc.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND EMERGING MARKETS PORTFOLIO Schedule of Investments March 31, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

India - 0.00%

Trent Ltd * Exp. 01/07/10	14,582	$72,315

Total Warrants (Cost $0)		72,315

PREFERRED STOCKS - 6.96%

Brazil - 6.74%

America Latina Logistica SA	2,413,000	29,256,293
Banco Bradesco SA	701,998	14,310,497
Cia Vale do Rio Doce ADR †	448,840	14,039,715
Electropaulo Metropolitana de Sao Paulo SA ‘B’ *	114,859,700	5,351,906
Lojas Americanas SA	204,737,890	12,918,471
Petroleo Brasileiro SA ADR	108,100	9,658,735
Sadia SA	4,779,290	18,209,691
Tele Norte Leste Participacoes SA	117,140	1,623,233

		105,368,541

South Korea - 0.22%

Hyundai Motor Co +	51,480	1,927,048
S-Oil Corp +	27,359	1,524,367

		3,451,415

Total Preferred Stocks (Cost $70,228,573)		108,819,956

COMMON STOCKS - 88.00%

Bermuda - 0.42%

Bunge Ltd †	53,000	4,357,660
Varitronix International Ltd +	3,943,470	2,133,693

		6,491,353

Brazil - 8.65%

America Latina Logistica SA GDR † ~	248,000	3,027,882
Aracruz Celulose SA ADR	83,200	4,365,504
Banco Bradesco SA ADR †	189,700	7,671,468
Brascan Residential Properties SA *	88,100	551,614
Camargo Correa Desenvolvimento Imobiliario SA	257,100	1,497,452
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	137,240	3,964,864
Cia de Bebidas das Americas ADR †	41,160	2,146,494
Cia Vale do Rio Doce ADR	513,400	18,990,666
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR † ~	12,310	2,300,755
Diagnosticos da America SA *	313,260	6,918,085
Gafisa SA	216,400	2,730,864
Iguatemi Empresa de Shopping Centers SA *	51,000	754,987
Lupatech SA *	34,000	608,775
Natura Cosmeticos SA	291,950	3,287,502
Petroleo Brasileiro SA ADR †	655,000	65,179,050
Tele Norte Leste Participacoes SA	391,105	11,332,789

		135,328,751

Canada - 0.40%

Yamana Gold Inc †	432,400	6,209,264

Cayman - 0.34%

Hutchison Telecommunications International Ltd * +	2,637,770	5,325,774

China - 2.71%

China Oilfield Services Ltd ‘H’ +	2,251,000	1,803,207
China Petroleum & Chemical Corp ‘H’ +	16,308,000	13,765,624
China Shenhua Energy Co Ltd ‘H’ +	4,537,500	10,889,764
PetroChina Co Ltd ‘H’ +	6,358,000	7,451,818
Yanzhou Coal Mining Co Ltd ‘H’ +	8,807,000	8,445,776

		42,356,189

Denmark - 0.43%

FLSmidth & Co A/S +	99,200	6,702,693

Egypt - 2.51%

Commercial International Bank GDR	625,515	6,080,256
Eastern Tobacco Co	125,041	8,780,364
Medinet Nasr Housing & Development	232,844	6,138,457
Orascom Telecom Holding SAE +	265,394	18,335,494

		39,334,571

France - 0.83%

Technip SA † +	179,190	13,036,550

Hong Kong - 1.34%

China Mobile Ltd ADR	433,500	19,442,475
Techtronic Industries Co +	17,000	20,451
Television Broadcasts Ltd +	242,920	1,515,836

		20,978,762

India - 14.42%

Amtek Auto Ltd +	1,424,704	12,002,779
Bajaj Auto Ltd +	164,070	9,127,050
Bharat Electronics Ltd +	273,524	9,403,749
Bharat Forge Ltd +	104,065	751,681
Bharat Heavy Electricals Ltd +	144,418	7,488,548
Bharti Airtel Ltd * +	1,193,498	20,872,938
Divi’s Laboratories Ltd +	71,730	5,041,408
GAIL India Ltd +	664,380	4,009,841
Gateway Distriparks Ltd +	466,300	1,753,214
HCL Technologies Ltd +	929,228	6,211,242
HDFC Bank Ltd ADR	65,300	4,208,585
Hero Honda Motors Ltd +	96,289	1,517,331
Housing Development Finance Corp +	582,360	20,275,713
ICICI Bank Ltd ADR †	497,630	18,287,902
Idea Cellular Ltd *	466,153	1,014,565
Infosys Technologies Ltd +	441,044	20,384,946
ITC Ltd +	1,308,720	4,547,142
Larsen & Toubro Ltd +	574,463	21,335,736
Mahindra & Mahindra Ltd +	660,345	11,806,093
Reliance Capital Ltd +	333,400	5,108,946
Reliance Industries Ltd +	392,232	12,345,620
Reliance Natural Resources Ltd * +	912,732	462,007
Rico Auto Industries Ltd +	1,521,215	1,619,693
Siemens India Ltd +	145,100	3,614,129
Tata Consultancy Services Ltd +	593,030	16,791,400
Trent Ltd +	108,344	1,684,223
United Breweries Ltd +	642,940	3,948,135

		225,614,616

Indonesia - 5.51%

P.T. Aneka Tambang Tbk +	15,205,390	19,619,368
P.T. Astra International Tbk +	4,509,370	6,493,140
P.T. Bank Mandiri Persero Tbk +	25,913,380	7,059,315

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND EMERGING MARKETS PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
P.T. Gudang Garam Tbk +	7,028,009	$8,117,246
P.T. Indosat Tbk +	32,641,500	22,265,525
P.T. Ramayana Lestari Sentosa Tbk +	10,756,100	951,084
P.T. Telekomunikasi Indonesia Tbk +	20,130,000	21,660,536

		86,166,214

Israel - 1.08%

Bank Hapoalim BM +	944,210	4,526,197
Bank Leumi Le-Israel BM +	1,235,861	4,436,555
Elbit Systems Ltd +	23,535	837,187
Israel Discount Bank Ltd ‘A’ * +	2,636,550	5,540,901
Makhteshim-Agan Industries Ltd +	91,490	576,781
ORMAT Industries Ltd +	88,300	1,048,255

		16,965,876

Lebanon - 0.18%

Solidere GDR	180,600	2,880,570

Luxembourg - 0.47%

Tenaris SA ADR	159,700	7,330,230

Mexico - 4.73%

America Movil SAB de CV ‘L’ ADR	442,830	21,162,846
Consorcio Ara SAB de CV	2,467,640	4,247,518
Corporacion GEO SA de CV ‘B’ *	667,960	3,881,923
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	1,094,623	3,123,741
Empresas ICA SA de CV *	2,205,083	8,514,090
Fomento Economico Mexicano SAB de CV ADR	86,310	9,527,761
Grupo Financiero Banorte SAB de CV ‘O’	366,160	1,733,233
Grupo Financiero Inbursa SA de CV ‘O’	2,263,390	4,470,084
Impulsora del Desarrollo y el Empleo en America Latina SA de CV *	4,924,670	6,156,813
SARE Holding SAB de CV ‘B’ *	6,745,098	11,158,063

		73,976,072

Norway - 0.31%

Det Norske Oljeselskap ASA * +	2,750,620	4,876,515

Panama - 0.49%

Banco Latinoamericano de Exportaciones SA ‘E’	461,280	7,675,699

Philippines - 1.36%

Jollibee Foods Corp +	4,564,758	5,135,475
SM Prime Holdings Inc +	67,740,121	16,101,902

		21,237,377

Portugal - 0.23%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	136,761	3,562,302

Russia - 4.40%

JSC MMC Norilsk Nickel ADR	45,400	8,650,970
LUKOIL ADR †	254,683	22,004,611
Polymetal GDR * † ~	957,800	6,972,784
Surgutneftegaz OJSC ADR +	285,770	18,101,082
TMK OAO GDR * ~	395,400	13,048,200

		68,777,647

Singapore - 0.92%

Keppel Corp Ltd +	697,000	8,719,432
SembCorp Marine Ltd +	2,487,000	5,741,678

		14,461,110

South Africa - 7.85%

Anglo Platinum Ltd +	195,960	30,800,123
AngloGold Ashanti Ltd ADR †	482,900	21,532,511
Aspen Pharmacare Holdings Ltd * +	465,643	2,371,454
Aveng Ltd +	362,057	2,293,057
Harmony Gold Mining Co Ltd ADR * †	590,110	8,202,529
Impala Platinum Holdings Ltd +	656,700	20,606,286
JD Group Ltd +	241,148	2,956,893
Liberty Group Ltd +	320,044	3,631,704
Massmart Holdings Ltd +	769,600	8,940,278
Murray & Roberts Holdings Ltd +	1,236,013	9,509,766
Steinhoff International Holdings Ltd +	2,691,603	8,660,886
Tiger Brands Ltd +	135,839	3,304,448

		122,809,935

South Korea - 12.20%

Able C&C Co Ltd * +	29,977	186,745
AmorePacific Corp +	11,720	6,444,949
Daegu Bank +	238,590	4,321,563
Daewoo Shipbuilding & Marine Engineering Co Ltd +	101,730	3,723,112
FINETEC Corp +	243,265	4,217,603
GS Engineering & Construction Corp +	46,431	4,144,056
Hana Financial Group Inc +	89,144	4,603,098
Humax Co Ltd +	357,953	8,479,540
Hyundai Development Co +	81,120	4,452,316
Hyundai Engineering & Construction Co Ltd * +	163,377	8,769,799
Hyundai Motor Co +	138,768	9,715,348
Jeonbuk Bank +	428,927	4,160,468
Kia Motors Corp * +	658,189	8,859,643
Kookmin Bank ADR	96,900	8,735,535
Korea Exchange Bank +	235,460	3,794,973
Korea Investment Holdings Co Ltd * +	130,800	6,850,553
Kyeryong Construction Industrial Co Ltd +	87,717	3,551,498
LG Corp +	82,950	2,798,980
LG Electronics Inc +	76,170	5,179,911
LG Philips LCD Co Ltd * +	78,703	2,740,879
Mirae Asset Securities Co Ltd * +	110,258	6,922,454
Pacific Corp +	5,338	783,768
Pusan Bank +	274,290	4,068,090
Samsung Electronics Co Ltd +	51,320	30,598,191
Samsung Heavy Industries Co Ltd +	166,950	4,433,884
Shinhan Financial Group Co Ltd +	98,040	5,603,288
Shinsegae Co Ltd +	11,981	6,865,873
S-Oil Corp +	125,739	8,650,175
SsangYong Motor Co * +	1,780,030	11,622,331
Telechips Inc +	62,132	961,824
Woori Finance Holdings Co Ltd +	190,160	4,599,100

		190,839,547

Taiwan - 9.70%

Cathay Financial Holding Co Ltd +	6,639,965	13,757,692
Chi Mei Optoelectronics Corp +	4,686,000	4,868,715
Continental Engineering Corp +	2,207,340	1,688,227
Far Eastern Textile Co Ltd +	2,611,160	2,240,847
Fubon Financial Holding Co Ltd +	9,811,000	8,829,998
High Tech Computer Corp +	46,400	712,605
Hon Hai Precision Industry Co Ltd +	4,499,400	30,064,750
Inventec Appliances Corp +	3,412,100	8,295,286
Inventec Co Ltd +	7,929,480	6,314,540
Lite-On Technology Corp +	6,429,619	8,277,453
MediaTek Inc +	574,000	6,568,857
MiTAC International Corp +	3,506,625	3,880,338

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND EMERGING MARKETS PORTFOLIO Schedule of Investments (Continued) March 31, 2007 (Unaudited)

	Shares	Value
Powerchip Semiconductor Corp +	370,479	$221,404
President Chain Store Corp +	1,931,261	4,720,363
Quanta Computer Inc +	6,841,898	10,413,635
Shin Kong Financial Holding Co Ltd +	1,398,622	1,238,079
Sunplus Technology Co Ltd +	4,085,069	9,397,548
Synnex Technology International Corp +	5,392,720	6,673,817
Taiwan Fertilizer Co Ltd +	284,000	470,877
Taiwan Semiconductor Manufacturing Co Ltd +	2,612,000	5,315,501
Uni-President Enterprises Corp +	2,017,000	1,927,324
United Microelectronics Corp +	27,679,502	15,786,042

		151,663,898

Thailand - 1.26%

Advanced Info Service PCL +	2,209,100	4,229,229
Bangkok Bank PCL +	386,500	1,248,515
Kasikornbank PCL +	329,100	630,080
Kiatnakin Bank PCL +	3,112,200	2,573,137
Krung Thai Bank PCL +	2,021,800	692,895
Siam Commercial Bank PCL	198,700	383,098
TISCO Bank PCL	4,927,280	3,082,189
TMB Bank PCL *	124,843,194	6,206,554
True Corp PCL *	4,231,700	658,539

		19,704,236

Turkey - 4.11%

Aksigorta AS +	1,980,834	9,671,095
Anadolu Anonim Turk Sigorta Sirketi +	169,667	351,057
Ford Otomotiv Sanayi AS +	440,926	3,843,902
Haci Omer Sabanci Holding AS +	2,877,695	11,634,550
Haci Omer Sabanci Holding AS ADR	4,640,295	4,756,302
Koc Holding AS * +	2,830,784	12,647,805
Tupras Turkiye Petrol Rafinerileri AS +	474,400	10,518,111
Turkcell Iletisim Hizmetleri AS + λ	1	3
Turkiye Vakiflar Bankasi TAO *	2,242,067	5,025,323
Turkiye Vakiflar Bankasi TAO ‘D’ +	2,348,570	5,847,264

		64,295,412

United Kingdom - 0.40%

Highland Gold Mining Ltd * +	1,732,670	6,335,334

United States - 0.75%

Hydril Co LP *	121,700	11,712,408

Total Common Stocks (Cost $1,098,075,981)		1,376,648,905

	Principal
	Amount
CORPORATE BONDS - 0.01%

India - 0.01%

Trent Ltd 2.000% due 07/07/10	INR 1,458,200	142,583

Total Corporate Bonds (Cost $0)		142,583

SHORT-TERM INVESTMENT - 4.98%

Repurchase Agreement - 4.98%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $77,975,256; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $47,309,634, and 4.500% due 02/28/11 and market value $32,200,300)	$77,947,000	77,947,000

Total Short-Term Investment (Cost $77,947,000)		77,947,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.95% (Cost $1,246,251,554)		1,563,630,759

	Shares
SECURITIES LENDING COLLATERAL - 3.54%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $55,322,910)	55,322,910	55,322,910

TOTAL INVESTMENTS - 103.49% (Cost $1,301,574,464)		1,618,953,669

OTHER ASSETS & LIABILITIES, NET — (3.49%)		(54,635,403)

NET ASSETS - 100.00%		$1,564,318,266

Notes to Schedule of Investments
(a) As of March 31, 2007, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	17.09%
Materials & Processing	13.33%
Technology	13.11%
Integrated Oils	11.29%
Utilities	10.08%
Short-Term Investment & Securities Lending Collateral	8.52%
Autos & Transportation	7.56%
Producer Durables	5.93%
Multi-Industry	5.25%
Consumer Discretionary	4.53%
Consumer Staples	4.44%
Energy	1.44%
Health Care	0.92%

103.49%
Other Assets & Liabilities, Net	(3.49%)

100.00%

(b) Securities with a total aggregate market value of $957,417,917, or 61.20% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.02%

Financial Services - 0.02%

DG Funding Trust ~	60	$633,188

Total Preferred Stocks (Cost $643,181)		633,188

	Principal
	Amount
CORPORATE BONDS & NOTES - 6.67%

Autos & Transportation - 0.41%

DaimlerChrysler NA Holding Corp
5.750% due 09/08/11 †	$8,000,000	8,135,336
6.500% due 11/15/13	6,500,000	6,854,783
United Air Lines Inc
9.210% due 01/21/17 + ¤	328,685	32,869
9.350% due 04/07/16 + ¤	95,230	39,521
9.560% due 10/19/18 + ¤	1,125,291	647,042
10.850% due 02/19/15 ¤	975,738	509,823

		16,219,374

Consumer Discretionary - 0.35%

Chancellor Media Corp
8.000% due 11/01/08	250,000	259,125
EchoStar DBS Corp
6.375% due 10/01/11	3,000,000	3,026,250
Hilton Hotels Corp
7.625% due 05/15/08	2,500,000	2,562,500
Mandalay Resort Group
9.500% due 08/01/08	2,000,000	2,097,500
10.250% due 08/01/07	2,000,000	2,035,000
Time Warner Inc
5.500% due 11/15/11 †	4,000,000	4,036,344

		14,016,719

Consumer Staples - 0.24%

Reynolds American Inc
6.500% due 06/01/07	2,000,000	2,004,144
7.625% due 06/01/16	4,100,000	4,382,207
The Kroger Co
5.500% due 02/01/13	2,900,000	2,894,757
The Procter & Gamble Co
6.875% due 09/15/09	175,000	182,926

		9,464,034

Energy - 0.63%

Enterprise Products Operating LP
4.000% due 10/15/07	5,000,000	4,964,195
4.625% due 10/15/09	3,900,000	3,851,410
Gaz Capital for Gazprom (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,493,656
NRG Energy Inc
7.375% due 02/01/16	$8,900,000	9,167,000
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,686,250

		25,162,511

Financial Services - 3.31%

Associates Corp of North America
6.250% due 11/01/08	150,000	152,610
Bank of America Corp
5.620% due 10/14/16 §	8,600,000	8,664,577
Bank of America NA
5.360% due 02/27/09 §	11,200,000	11,205,466
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,088,716
CitiFinancial
6.625% due 06/01/15	4,000,000	4,301,768
CNA Financial Corp
5.850% due 12/15/14 †	4,000,000	4,016,000
Countrywide Home Loans Inc
6.250% due 04/15/09	40,000	40,754
Ford Motor Credit Co
7.000% due 10/01/13	2,100,000	1,954,606
7.250% due 10/25/11	13,000,000	12,646,751
Morgan Stanley
5.300% due 03/01/13	7,100,000	7,100,000
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	556,736
NationsBank Corp
7.250% due 10/15/25	840,000	962,467
Nykredit Realkredit A/S (Denmark)
4.833% due 10/01/38 §	DKK 68,158,484	12,076,033
Rabobank Nederland (Netherlands)
5.380% due 01/15/09 ~ §	$17,800,000	17,814,916
Realkredit Danmark A/S (Denmark)
4.510% due 10/01/38 §	DKK 182,253,850	32,237,240
The Goldman Sachs Group Inc
5.440% due 06/23/09 §	$800,000	800,379
VTB Capital SA for Vneshtorgbank (Luxembourg)
5.960% due 08/01/08 ~ §	10,300,000	10,318,025
XL Capital Europe PLC (United Kingdom)
6.500% due 01/15/12	5,000,000	5,240,725

		131,177,769

Integrated Oils - 0.11%

Norsk Hydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,153,918
PC Financial Partnership
5.000% due 11/15/14	3,000,000	2,895,237
Pemex Project Funding Master Trust
9.500% due 09/15/27	220,000	298,760

		4,347,915

Materials & Processing - 0.13%

Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	2,401,858
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	2,108,868
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	700,000	716,771

		5,227,497

Producer Durables - 0.24%

Pulte Homes Inc
6.250% due 02/15/13	3,700,000	3,692,837
Xerox Corp
9.750% due 01/15/09 †	5,324,000	5,736,275

		9,429,112

Utilities - 1.25%

BellSouth Corp
5.200% due 09/15/14	9,100,000	8,959,232
British Telecommunications PLC (United Kingdom)
9.125% due 12/15/30	1,000,000	1,376,976
Citizens Communications Co
7.625% due 08/15/08	2,000,000	2,070,000
CMS Energy Corp
7.500% due 01/15/09	3,000,000	3,093,750
Comcast Corp
7.050% due 03/15/33	3,000,000	3,230,730

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Cox Communications Inc
6.400% due 08/01/08	$125,000	$126,129
6.800% due 08/01/28	110,000	115,133
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	5,980,355
GTE California Inc
6.700% due 09/01/09	5,000,000	5,153,390
PSEG Power LLC
7.750% due 04/15/11	1,000,000	1,085,432
Qwest Capital Funding Inc
6.375% due 07/15/08 †	3,500,000	3,535,000
7.250% due 02/15/11 †	880,000	905,300
Qwest Corp
6.875% due 09/15/33 †	1,386,000	1,344,420
8.875% due 03/15/12	1,500,000	1,665,000
SBC Communications Inc
4.125% due 09/15/09 †	8,200,000	8,020,051
Verizon PA Inc
5.650% due 11/15/11	2,899,000	2,938,206

		49,599,104

Total Corporate Bonds & Notes (Cost $262,124,669)		264,644,035

BANK LOAN OBLIGATIONS - 1.95%

Autos & Transportation - 0.24%

Ford Motor Co ‘B’
8.360% due 11/29/13 ◊ §	9,376,500	9,420,129

Consumer Discretionary - 0.18%

Yell ‘B’ (United Kingdom)
7.320% due 02/10/13 ◊ §	7,000,000	7,060,704

Consumer Staples - 0.13%

Reynolds American Inc
7.104% due 05/31/12 ◊ §	2,741,935	2,767,397
7.125% due 05/31/12 ◊ §	2,220,565	2,241,185

		5,008,582

Health Care - 0.03%

DaVita Inc ‘B’
6.820% due 10/05/12 ◊ §	237,869	238,919
6.850% due 10/05/12 ◊ §	668,337	671,288
6.860% due 10/05/12 ◊ §	93,794	94,208

		1,004,415

Materials & Processing - 0.23%

SIGMAKALON ‘A’ (Netherlands)
5.722% due 06/30/12 ◊ §	EUR 1,316,000	1,756,528
SIGMAKALON ‘B’ (Netherlands)
6.222% due 09/19/12 ◊ §	1,726,512	2,326,218
SIGMAKALON ‘B1’ (Netherlands)
6.220% due 09/19/12 ◊ §	944,186	1,272,151
6.222% due 09/19/12 ◊ §	229,302	308,951
SIGMAKALON ‘C1’ (Netherlands)
6.972% due 09/19/13 ◊ §	2,696,385	3,647,674

		9,311,522

Multi-Industry - 0.19%

Pirelli Cable SA ‘B’ (Italy)
6.365% due 06/23/13 ◊ §	2,663,038	3,570,745
Pirelli Cable SA ‘C’ (Italy)
6.865% due 06/23/14 ◊ §	3,023,835	4,064,621

		7,635,366

Utilities - 0.95%

Cablecom GmbH ‘A’ (Switzerland)
4.771% due 04/15/11 ◊ §	CHF 5,031,600	4,137,444
Nordic Telephone ‘B’ (Denmark)
6.242% due 11/30/14 ◊ §	EUR 3,500,000	4,728,023
Nordic Telephone ‘C’ (Denmark)
6.742% due 11/30/14 ◊ §	3,500,000	4,747,098
The AES Corp
7.130% due 04/30/10 ◊ §	$7,400,000	7,460,388
UPC Broadband Holding BV ‘J1’ (Netherlands)
6.103% due 03/31/13 ◊ §	EUR 1,635,833	2,200,802
UPC Broadband Holding BV ‘K1’ (Netherlands)
6.103% due 12/31/13 ◊ §	2,050,000	2,758,169
Weather Investments Sarl ‘A’ (Egypt)
6.124% due 05/26/12 ◊ # §	4,800,000	6,428,418
Weather Investments Sarl ‘B’ (Egypt)
6.514% due 06/17/13 ◊ # §	2,000,000	2,694,009
Weather Investments Sarl ‘C’ (Egypt)
7.264% due 06/17/14 ◊ # §	2,000,000	2,705,451

		37,859,802

Total Bank Loan Obligations (Cost $73,729,677)		77,300,520

MORTGAGE-BACKED SECURITIES - 70.34%

Collateralized Mortgage Obligations - 9.34%

Adjustable Rate Mortgage Trust
4.586% due 05/25/35 “ §	$4,840,014	4,781,898
Banc of America Funding Corp
4.113% due 05/25/35 “ §	15,586,834	15,332,472
4.620% due 02/20/36 “ §	9,935,821	9,852,321
Banc of America Funding Corp (IO)
0.000% due 01/25/36 “ §	25,936,707	32,551
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 “	6,371,900	6,294,668
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/35 “ §	2,758,384	2,712,732
4.750% due 10/25/35 “ §	11,394,082	11,289,698
5.052% due 04/25/33 “ §	77,082	77,650
Bear Stearns Alt-A Trust
5.393% due 05/25/35 “ §	9,018,650	8,994,246
5.570% due 07/25/34 “ §	40,852	40,876
5.824% due 10/25/36 “ §	9,870,449	9,877,802
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30 “	1,958,820	2,055,513
Citigroup Mortgage Loan Trust Inc
4.676% due 06/25/35 “ §	1,224,184	1,212,802
4.900% due 10/25/35 “ §	436,284	431,786
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31 “	741,610	747,412
Countrywide Alternative Loan Trust
5.600% due 02/25/37 “ §	499,462	499,871
Countrywide Alternative Loan Trust (IO)
0.000% due 05/25/35 “ §	21,053,908	217,306
Countrywide Home Loan Mortgage
Pass-Through Trust
4.223% due 05/20/34 “ §	8,871,747	8,857,431
5.250% due 02/20/36 “ §	5,650,472	5,627,924
5.640% due 03/25/35 “ §	6,073,997	6,089,836
5.660% due 06/25/35 ~ “ §	19,798,462	19,760,736
CS First Boston Mortgage Securities Corp
5.952% due 03/25/32 ~ “ §	1,763,626	1,760,703
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 “	1,197,505	1,242,964

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Downey Savings & Loan Association
Mortgage Loan Trust
7.134% due 07/19/44 “ §	$5,811,824	$5,888,729
Fannie Mae
5.000% due 03/25/21 “	312,724	304,167
5.500% due 03/25/28 “	12,951,602	12,983,645
5.720% due 04/18/28 “ §	499,171	503,755
5.770% due 10/18/30 “ §	3,854	3,891
5.820% due 03/25/17 “ §	236,486	238,883
6.500% due 02/25/09 “	12,462	12,503
Fannie Mae (IO)
0.950% due 03/25/09 “ §	78,728	678
Fannie Mae Whole Loan
6.500% due 10/25/42 “	3,862,749	3,946,332
First Horizon Alternative Mortgage Securities
4.464% due 03/25/35 “ §	5,106,005	5,060,189
4.747% due 06/25/34 “ §	17,024,573	17,002,860
Freddie Mac
3.500% due 10/15/18 - 07/15/32 “ ±	9,582,014	9,513,272
4.000% due 05/15/16 “	629,373	622,567
5.000% due 09/15/16 - 07/15/25 “ ±	28,572,720	28,461,778
5.670% due 12/15/29 “ §	92,708	93,144
6.250% due 04/15/22 “	16,537	16,518
7.000% due 09/15/21 “	137,468	136,785
7.500% due 01/15/23 “	3,370,878	3,548,373
Freddie Mac Structured Pass-Through Securities
6.133% due 10/25/44 “ §	8,322,077	8,395,255
6.333% due 07/25/44 “ §	46,530,362	47,057,551
GMAC Commercial Mortgage Securities Inc (IO)
0.541% due 05/15/35 “ §	11,544,282	159,609
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	6,291,819	6,267,840
Government National Mortgage Association
7.500% due 09/20/26 “	724,318	745,242
Greenpoint Mortgage Funding Trust
5.590% due 11/25/45 “ §	259,941	260,490
GSR Mortgage Loan Trust
4.539% due 09/25/35 “ §	483,387	478,665
Harborview Mortgage Loan Trust
5.690% due 02/19/34 “ §	276,067	276,479
Imperial Savings Association
8.429% due 02/25/18 “ §	6,742	6,733
IndyMac ARM Trust
6.798% due 01/25/32 “ §	129,934	129,526
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/27 “	401,588	394,791
Lehman Large Loan (IO)
0.091% due 10/12/34 “ §	2,851,068	71,292
MASTR Asset Securitization Trust
5.500% due 09/25/33 “	316,894	311,398
MLCC Mortgage Investors Inc
5.700% due 03/15/25 “ §	5,320,983	5,338,826
Mortgage Capital Funding Inc (IO)
0.676% due 11/20/27 “ §	2,026,469	9,357
Provident Funding Mortgage Loan Trust
4.045% due 04/25/34 “ §	52,327	51,498
Residential Accredit Loans Inc
5.530% due 04/25/46 “ §	523,385	522,386
Residential Asset Securitization Trust
5.500% due 01/25/34 “	7,944,339	7,903,259
Residential Asset Securitization Trust (IO)
0.000% due 11/25/35 “ §	20,136,156	205,596
Sequoia Mortgage Trust
5.670% due 07/20/33 “ §	5,371,253	5,393,517
Structured Asset Mortgage Investments Inc
5.540% due 05/25/36 “ §	2,618,460	2,619,156
5.550% due 05/25/45 “ §	1,150,052	1,151,826
5.600% due 02/25/36 “ §	3,557,699	3,565,966
5.610% due 07/19/34 “ §	141,011	141,158
5.650% due 09/19/32 “ §	562,943	564,211
5.740% due 10/19/33 “ §	16,012	16,060
Structured Asset Securities Corp
5.000% due 12/25/34 “	410,750	408,922
SunTrust Alternative Loan Trust (IO)
0.000% due 12/25/35 “ §	50,922,798	238,594
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 “	1,038,700	1,041,642
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
0.000% due 11/25/35 “ §	69,328,404	445,201
Washington Mutual Inc
5.111% due 10/25/32 “ §	801,312	798,926
5.590% due 12/25/27 - 12/26/45 “ § ±	12,346,727	12,354,295
5.610% due 10/25/45 “ §	333,844	334,530
5.630% due 01/25/45 “ §	4,694,083	4,703,814
5.640% due 01/25/45 “ §	257,258	257,807
5.642% due 02/27/34 “ §	3,618,036	3,655,918
6.383% due 08/25/42 “ §	376,181	377,582
Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/33 “ §	105,264	105,069
6.949% due 02/25/33 “ §	442,735	443,482
Wells Fargo Mortgage-Backed Securities Trust
4.363% due 05/25/35 “ §	1,020,855	1,013,199
4.950% due 03/25/36 “ §	31,767,089	31,455,553
5.529% due 08/25/36 “ §	14,584,267	14,562,996

		370,364,484

Fannie Mae - 59.24%

4.016% due 06/01/34 “ §	116,368	114,530
4.174% due 09/01/33 “ §	209,739	209,146
4.187% due 02/01/33 “ §	72,289	72,650
4.190% due 11/01/34 † “ §	34,975,399	34,810,088
4.251% due 03/01/34 “ §	125,371	124,920
4.300% due 03/01/33 “ §	131,831	129,842
4.325% due 01/01/34 “ §	84,432	84,426
4.462% due 04/01/35 “ §	6,642,422	6,591,881
4.500% due 11/01/14 “	1,499,342	1,474,734
4.531% due 11/01/34 “ §	107,800	107,271
4.607% due 07/01/33 “ §	154,986	150,453
4.696% due 08/01/35 “ §	5,134,501	5,089,351
4.712% due 12/01/34 “ §	12,503,784	12,442,628
4.731% due 09/01/35 “ §	1,833,551	1,815,444
4.740% due 02/01/33 - 07/01/35 “ § ±	20,439,628	20,303,559
5.000% due 06/01/18 - 03/01/36 † “ ±	675,615,125	660,374,453
5.032% due 12/01/34 “ §	131,455	130,095
5.278% due 08/01/34 “ §	133,420	132,792
5.500% due 12/01/14 - 10/01/35 † “ ±	876,132,411	867,461,983
5.596% due 03/01/33 “ §	1,656,287	1,674,468
5.630% due 05/01/36 “ §	7,157,678	7,237,955
5.635% due 05/01/36 “ §	221,073	223,552
6.000% due 04/01/16 - 07/01/23 “ ±	35,695,730	36,309,725
6.000% due 04/12/37 - 05/14/37 # “ ±	493,800,000	497,485,154
6.132% due 08/01/42 “ §	2,241,001	2,277,865
6.133% due 08/01/42 - 10/01/44 “ § ±	8,957,811	9,035,810
6.197% due 09/01/34 “ §	3,521,191	3,564,905

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
6.500% due 01/01/13 - 10/01/36 “ ±	$88,572,972	$90,424,236
6.500% due 04/12/37 # “	85,000,000	86,726,520
6.652% due 04/01/27 “ §	143,318	146,357
6.825% due 08/01/09 “	921,667	947,013
6.875% due 08/01/09 “	922,477	948,658
6.900% due 09/01/09 “	546,167	562,272
7.099% due 01/01/23 “ §	229,208	233,086
7.135% due 01/01/25 “ §	109,446	110,324
7.181% due 12/01/22 “ §	67,917	68,971
7.450% due 11/01/23 “ §	123	125
8.000% due 05/01/30 - 08/01/30 “ ±	28,922	30,558

		2,349,627,800

Federal Housing Authority - 0.09%

7.430% due 09/01/19 - 10/01/24 “ ±	3,553,199	3,587,009

Freddie Mac - 1.12%

4.000% due 07/01/18 “	5,912	5,596
5.339% due 09/01/35 “ §	19,578,482	19,605,726
5.500% due 03/01/23 - 01/01/30 “ ±	11,847,704	11,798,130
5.743% due 03/01/32 “ §	799,112	807,101
5.800% due 06/01/17 “ §	10,911	10,945
5.879% due 03/01/32 “ §	397,319	400,656
5.896% due 07/01/32 “ §	234,177	236,043
5.959% due 05/01/32 “ §	171,131	172,706
6.000% due 03/03/18 - 10/01/22 “ ±	6,097,851	6,207,217
6.500% due 01/01/15 - 05/01/17 “ ±	4,774,265	4,894,508
6.757% due 05/01/23 “ §	25,417	25,772
7.146% due 01/01/28 “ §	66,504	67,185

		44,231,585

Government National Mortgage Association - 0.55%

4.750% due 03/20/32 “ §	237,621	238,362
5.000% due 03/20/32 - 01/20/33 “ § ±	1,168,906	1,177,951
5.250% due 03/20/28 - 03/20/29 “ § ±	96,736	97,489
5.375% due 05/20/22 - 06/20/32 “ § ±	8,785,643	8,879,862
5.500% due 09/20/30 - 03/20/33 “ § ±	2,335,123	2,360,103
5.625% due 03/20/33 “ §	180,652	182,490
5.750% due 07/20/23 - 03/20/29 “ § ±	1,159,093	1,172,607
6.000% due 08/15/31 “	27,480	27,928
6.125% due 12/20/22 - 12/20/32 “ § ±	3,547,001	3,590,287
6.250% due 08/20/20 - 07/20/24 “ § ±	314,631	317,039
6.625% due 11/20/24 “ §	196,954	200,066
7.500% due 04/15/30 - 12/15/31 “ ±	260,518	272,088
8.000% due 12/15/29 - 08/15/32 “ ±	1,296,693	1,376,451
8.500% due 09/15/16 - 01/15/31 “ ±	1,714,747	1,844,345
9.000% due 02/15/17 - 04/15/20 “ ±	29,767	32,093
10.000% due 05/15/19 - 02/15/25 “ ±	38,000	42,407

		21,811,568

Total Mortgage-Backed Securities (Cost $2,798,706,604)		2,789,622,446

ASSET-BACKED SECURITIES - 0.57%

Carrington Mortgage Loan Trust
5.385% due 07/25/36 “ §	39,547	39,574
Centex Home Equity Co LLC
5.370% due 06/25/36 “ §	49,341	49,372
Citigroup Mortgage Loan Trust Inc
5.360% due 08/25/36 “ §	70,588	70,628
5.390% due 08/25/36 “ §	150,812	150,911
5.400% due 12/25/35 “ §	2,433,193	2,435,001
ContiMortgage Home Equity Loan Trust
6.970% due 12/25/13 “ §	83,201	83,061
Countrywide Asset-Backed Certificates
5.350% due 04/25/28 “ §	2,088,668	2,088,677
5.370% due 11/25/28 “ §	246,383	246,548
5.380% due 02/25/29 “ §	59,813	59,847
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 “	111,575	111,363
First Franklin Mortgage Loan Asset-Backed Certificates
5.410% due 01/25/36 “ §	129,118	129,221
First NLC Trust
5.440% due 02/25/36 “ §	634,903	635,336
Fremont Home Loan Trust
5.370% due 05/25/36 “ §	27,710	27,725
5.420% due 05/25/36 “ §	100,000	100,031
GE-WMC Mortgage Securities LLC
5.360% due 08/25/36 “ §	80,402	80,452
GSAMP Trust
5.430% due 11/25/35 “ §	76,700	76,754
IMC Home Equity Loan Trust
6.340% due 08/20/29 “ §	173,469	173,075
JPMorgan Mortgage Acquisition Corp
5.380% due 01/25/32 “ §	78,293	78,346
Long Beach Mortgage Loan Trust
5.370% due 08/25/36 “ §	73,715	73,756
5.380% due 04/25/36 “ §	331,779	332,030
5.600% due 10/25/34 “ §	120,308	120,516
Mid-State Trust
7.340% due 07/01/35 “	2,368,700	2,529,029
7.791% due 03/15/38 “	914,890	985,253
8.330% due 04/01/30 “	5,168,650	5,454,422
Morgan Stanley Asset-Backed Securities Capital I
5.360% due 07/25/36 “ §	64,141	64,176
New Century Home Equity Loan Trust
5.390% due 08/25/36 “ §	55,971	55,992
Newcastle Mortgage Securities Trust
5.390% due 03/25/36 “ §	169,203	169,330
NPF XII Inc
2.200% due 12/01/03 + ~ “ § ¤	6,000,000	27,960
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 “	592,000	62,407
Renaissance Home Equity Loan Trust
5.760% due 08/25/33 “ §	958,627	960,804
Residential Asset Securities Corp
5.360% due 06/25/36 “ §	60,790	60,831
5.390% due 07/25/36 “ §	58,862	58,878
5.400% due 01/25/36 “ §	199,559	199,706
5.410% due 01/25/36 “ §	165,250	165,373

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount		Value
Residential Funding Mortgage Securities II Inc
5.460% due 09/25/35 “ §		$184,716	$184,852
Saxon Asset Securities Trust
5.580% due 08/25/32 “ §		9,338	9,345
SG Mortgage Securities Trust
5.420% due 10/25/35 “ §		25,223	25,236
Small Business Administration
4.754% due 08/10/14 “		4,164,853	4,063,426
7.452% due 09/01/10 “		34,717	36,511
7.640% due 03/10/10 “		126,144	132,761
8.017% due 02/10/10 “		194,146	204,924
Soundview Home Equity Loan Trust
5.360% due 11/25/36 “ §		54,293	54,308
5.430% due 11/25/35 “ §		71,447	71,496
Structured Asset Securities Corp
5.610% due 01/25/33 “ §		43,087	43,159

Total Asset-Backed Securities (Cost $22,946,634)			22,782,403

U.S. GOVERNMENT AGENCY ISSUES - 0.58%

Fannie Mae
5.000% due 07/29/19		17,000,000	16,842,240
Federal Home Loan Bank
0.000% due 02/27/12 §		3,500,000	3,296,664
Small Business Administration Participation Certificates
6.120% due 09/01/21		2,764,175	2,858,566

Total U.S. Government Agency Issues (Cost $23,376,615)			22,997,470

U.S. TREASURY OBLIGATIONS - 2.60%

U.S. Treasury Inflation Protected Securities - 2.60%

0.875% due 04/15/10 † ^		85,148,292	82,357,727
2.000% due 07/15/14 † ^		20,186,312	19,997,086
3.875% due 01/15/09 ^		925,590	959,685

			103,314,498

Total U.S. Treasury Obligations (Cost $103,066,712)			103,314,498

FOREIGN GOVERNMENT BONDS, NOTES & RIGHTS - 7.45%

Bundesrepublik Deutschland (Germany)
4.250% due 07/04/14	EUR	3,700,000	5,006,988
5.000% due 07/04/11		1,200,000	1,662,785
6.000% due 07/04/07		200,000,000	268,460,172
Hydro Quebec (Canada)
8.625% due 06/15/29		$1,000,000	1,401,570
Province of Quebec (Canada)
7.500% due 07/15/23		2,495,000	3,043,344
Province of Saskatchewan (Canada)
8.500% due 07/15/22		340,000	447,152
Republic of Panama (Panama)
6.700% due 01/26/36		10,935,000	11,405,205
Republic of South Africa (South Africa)
7.375% due 04/25/12		320,000	348,400
9.125% due 05/19/09		1,125,000	1,212,188
State of Qatar (Qatar)
9.500% due 05/21/09		230,000	250,263
Ukraine Government Bond (Ukraine)
6.875% due 03/04/11		570,000	592,287
7.650% due 06/11/13		1,100,000	1,194,600

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/07 §	21,250,000	308,125

Total Foreign Government Bonds, Notes & Rights (Cost $288,837,986)		295,333,079

	Principal
	Amount
MUNICIPAL BONDS - 1.52%

Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,265,198
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,365,000	2,531,023
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,252,968
Georgia State ‘B’
5.000% due 05/01/20 ♦	2,750,000	2,920,500
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,235,160
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	5,500,000	5,906,175
Honolulu City & County HI ‘A’
5.000% due 07/01/23 ♦	3,080,000	3,253,958
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,083,040
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,070,240
New York City Municipal Water Finance Authority ‘D’
5.000% due 06/15/38 ♦	6,300,000	6,619,347
Pierce County School District WA
5.000% due 12/01/23 ♦	3,000,000	3,148,770
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	520,005
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	4,800,000	4,879,776
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	5,297,278
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,924,399
6.250% due 06/01/42	900,000	967,437
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37	1,600,000	1,702,560
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	6,582,253

Total Municipal Bonds (Cost $56,693,052)		60,160,087

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount		Value
PURCHASED OPTIONS - 0.94%
(See Note (g) to Notes to Schedule of Investments) (Cost $36,582,517)			$37,202,540

SHORT-TERM INVESTMENTS - 19.86%

Certificates of Deposit - 1.77%

Countrywide Bank NA
5.320% due 04/25/07 §		$16,900,000	16,899,777
Fortis Bank NY
5.265% due 06/30/08 §		19,000,000	18,746,730
The Royal Bank of Scotland NY
5.265% due 03/26/08 §		34,700,000	34,695,107

			70,341,614

Commercial Paper - 11.08%

Bank of America Corp
5.200% due 07/24/07		64,500,000	63,420,270
Rabobank USA Finance Corp
5.395% due 04/02/07		101,100,000	101,084,849
Societe Generale North America Inc
5.230% due 05/04/07		157,400,000	156,645,398
UBS Finance LLC DE
5.205% due 07/19/07		1,500,000	1,475,955
5.220% due 06/14/07		116,600,000	115,312,736
5.235% due 05/22/07		1,600,000	1,588,134

			439,527,342

Foreign Government Issues - 1.69%

French Treasury Bills (France)
3.411% due 05/16/07	EUR	5,500,000	7,314,084
3.503% due 06/14/07		8,990,000	11,917,974
3.560% due 06/21/07		25,700,000	34,046,260
3.568% due 05/31/07		10,300,000	13,675,269

			66,953,587

U.S. Government Agency Issue - 4.17%

Federal Home Loan Bank
5.000% due 04/02/07		$165,300,000	165,277,042

U.S. Treasury Bills - 0.97%

4.886% due 06/14/07 ☐		2,010,000	1,990,109
4.890% due 06/14/07 ☐		370,000	366,338
4.891% due 06/14/07 ☐		500,000	495,052
4.892% due 06/14/07 ☐		1,400,000	1,386,146
4.895% due 06/14/07		500,000	495,052
4.900% due 06/14/07 ‡		770,000	762,380
4.907% due 06/14/07 ‡		500,000	495,052
4.910% due 05/31/07 ‡		350,000	347,195
4.910% due 06/14/07		20,000	19,802
4.933% due 05/31/07 ‡		1,100,000	1,091,185
4.950% due 06/14/07		2,700,000	2,673,281
4.955% due 06/14/07 ‡		25,795,000	25,539,733
4.956% due 05/31/07 ‡		450,000	446,394
4.965% due 05/31/07 †		500,000	495,862
5.021% due 05/31/07 ☐		500,000	495,993
5.035% due 05/31/07 ‡		1,090,000	1,081,265
5.038% due 05/31/07 ‡		90,000	89,279
5.040% due 05/31/07 ☐		250,000	247,994

			38,518,112

Repurchase Agreement - 0.18%

State Street Bank and Trust Co
4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $7,021,544; collateralized by U.S. Treasury Notes: 4.375% due 01/31/08 and market value $7,163,944)		7,019,000	7,019,000

Total Short-Term Investments (Cost $786,989,665)			787,636,697

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 112.50% (Cost $4,453,697,312)			4,461,626,963

	Shares
SECURITIES LENDING COLLATERAL - 17.77%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $704,770,160)	704,770,160	704,770,160

TOTAL INVESTMENTS - 130.27% (Cost $5,158,467,472)		5,166,397,123

OTHER ASSETS & LIABILITIES, NET - (30.27%)		(1,200,409,879)

NET ASSETS - 100.00%		$3,965,987,244

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $747,392, or 0.02% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(c) Securities with a total aggregate market value of $1,257,215, or 0.03% of the net assets, were in default as of March 31, 2007.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

(d) Investments sold short outstanding as of March 31, 2007:

	Principal
Type	Amount	Value

Fannie Mae
5.000% due 04/17/22 #	$65,000,000	$64,106,250
5.000% due 05/14/37 #	18,900,000	18,262,125
5.000% due 04/12/37 #	3,500,000	3,381,875
5.500% due 04/12/37 #	175,500,000	173,690,244
U.S. Treasury Notes
3.125% due 10/15/08 #	22,900,000	22,369,544
3.250% due 08/15/07 #	259,300,000	257,649,037
3.375% due 11/15/08 #	4,800,000	4,702,128
4.125% due 05/15/15 #	24,300,000	23,476,084
4.250% due 11/15/13 #	700,000	687,067
4.750% due 05/15/14 #	46,100,000	46,530,390
4.875% due 05/31/11 #	23,800,000	24,103,093
4.875% due 02/15/12 #	165,600,000	168,232,874

Total Investments sold short (Proceeds $808,436,483)		$807,190,711

(e)	Forward foreign currency contracts outstanding as of March 31, 2007 were as follows:

				Net Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	AUD	1,608,000	04/07	$64,720
Sell	AUD	2,543,552	04/07	(23,284)
Buy	BRL	43,470,383	05/07	801,721
Sell	BRL	43,470,383	05/07	(303,421)
Buy	BRL	47,583,116	06/07	1,529,013
Sell	BRL	19,605,268	06/07	(270,153)
Buy	BRL	10,091,424	03/08	2,714
Buy	CAD	29,205,000	04/07	368,532
Sell	CAD	29,205,000	04/07	(285,696)
Sell	CAD	22,489,069	04/07	51,726
Sell	CHF	5,035,000	06/07	(20,696)
Buy	CLP	972,000,000	05/07	(45,793)
Buy	CLP	107,700,000	06/07	(4,682)
Buy	CNY	300,033,242	05/07	(63,005)
Buy	CNY	77,675,000	05/07	38,327
Sell	CNY	153,730,886	05/07	93,378
Buy	CNY	333,361,778	11/07	348,863
Buy	CNY	23,014,500	01/08	(5,131)
Buy	CNY	159,295,886	01/08	15,850
Sell	DKK	249,685,000	06/07	(552,578)
Sell	EUR	4,808,000	04/07	4,975
Sell	EUR	316,504,000	04/07	(559,370)
Buy	GBP	175,000	04/07	5,534
Sell	GBP	33,391,000	04/07	(492,363)
Buy	INR	53,438,000	06/07	26,227
Buy	JPY	2,857,198,000	05/07	684,769
Sell	JPY	811,099,836	05/07	(58,572)
Sell	JPY	2,604,870,141	05/07	73,577
Buy	KRW	19,508,743,350	04/07	(152,466)
Buy	KRW	655,846,000	05/07	(2,709)
Buy	KRW	882,475,000	09/07	3,064
Buy	MXN	149,235,394	04/07	48,886
Sell	MXN	149,235,394	04/07	22,850
Buy	MXN	149,235,394	03/08	(40,330)
Buy	NOK	74,498,037	04/07	246,644
Buy	NZD	457,000	04/07	19,534
Buy	PLN	34,016,574	04/07	10,842
Sell	PLN	34,016,574	04/07	(61,207)
Buy	PLN	34,016,574	03/08	67,030
Buy	RUB	11,146,951	09/07	3,221
Buy	RUB	4,819,049	11/07	3,964
Buy	RUB	330,699,120	12/07	108,863
Buy	SGD	18,400,525	04/07	77,600
Buy	SGD	1,279,000	09/07	8,618
Buy	TWD	43,384,130	05/07	(1,678)

				$1,787,908

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)
(f)  Securities with an approximate aggregate market value of $29,852,483 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (09/07)	504	EUR 504,000,000	($611,523)
3-Month Euroyen (12/07)	924	JPY 92,400,000,000	233,132
Euro-Bobl 5-Year Note Put Options Strike @ $106.75 (06/07)	1,855	EUR 185,500,000	—
Euro-Bobl 5-Year Notes (06/07)	2,837	283,700,000	(2,311,386)
Euro-Bund 10-Year Note Put Options Strike @ $110.50 (06/07)	2,025	202,500,000	—
Euro-Bund 10-Year Notes (06/07)	2,025	202,500,000	(2,400,686)
Eurodollar (06/07)	3,506	$3,506,000,000	(110,988)
Eurodollar (12/07)	2,149	2,149,000,000	127,130
Eurodollar (03/08)	7,010	7,010,000,000	3,191,292
Eurodollar (06/08)	12,171	12,171,000,000	230,837
Japanese Government 10-Year Bonds (06/07)	11	JPY 1,100,000,000	(11,671)
United Kingdom 90-Day LIBOR Put Options Strike @ $92.50 (06/08)	1,305	GBP 652,500,000	(15,854)
United Kingdom 90-Day LIBOR Put Options Strike @ $92.75 (12/07)	1,939	969,500,000	(23,207)
United Kingdom 90-Day LIBOR Put Options Strike @ $93.25 (12/07)	3,111	1,555,500,000	(37,444)
United Kingdom 90-Day LIBOR Put Options Strike @ $93.00 (03/08)	4,565	2,282,500,000	(55,741)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/07)	1,613	806,500,000	(1,447,013)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	3,703	1,851,500,000	(1,404,884)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	3,506	1,753,000,000	(1,589,755)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	652	326,000,000	(275,562)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	1,474	737,000,000	(574,925)
U.S. Treasury 10-Year Notes (06/07)	344	$34,400,000	145,125
U.S. Treasury 30-Year Bonds (06/07)	230	23,000,000	(447,422)

Short Futures Outstanding

Euro-Bund 10-Year Note Call Options Strike @ $117.50 (06/07)	204	EUR 20,400,000	59,629
Euro-Bund 10-Year Note Put Options Strike @ $114.50 (06/07)	204	20,400,000	(46,508)
Eurodollar (09/08)	157	$157,000,000	(13,439)
Eurodollar (03/09)	50	50,000,000	(44,349)
U.S. Treasury 2-Year Notes (06/07)	7,637	1,527,400,000	(383,193)

			($7,818,405)

(g) Purchased options outstanding as of March 31, 2007:

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Type	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.250%	06/07/07	$198,000,000	$871,200	$1,265,220
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.500%	06/29/07	265,000,000	1,272,000	2,906,520
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	07/02/07	104,000,000	430,300	169,312
Royal Bank of Scotland	Call - OTC 1-Year Interest Rate Swap	Pay	4.850%	07/02/07	224,100,000	582,660	124,376
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	4.900%	07/02/07	259,100,000	958,670	719,003
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.250%	07/02/07	506,300,000	2,663,684	3,545,113
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.370%	07/02/07	537,300,000	2,071,292	4,756,717
Goldman Sachs	Call - OTC 2-Year Interest Rate Swap	Pay	5.500%	07/09/07	158,900,000	786,555	1,768,080
Goldman Sachs	Call - OTC 1-Year Interest Rate Swap	Pay	4.700%	08/08/07	129,500,000	289,332	76,146
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	4.800%	08/08/07	86,800,000	353,493	232,277
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	4.900%	08/08/07	75,200,000	330,880	266,584
Royal Bank of Scotland	Call - OTC 1-Year Interest Rate Swap	Pay	4.900%	08/08/07	211,300,000	478,066	248,489
Royal Bank of Scotland	Call - OTC 1-Year Interest Rate Swap	Pay	5.000%	08/08/07	2,313,300,000	2,197,635	3,712,846
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.900%	10/25/07	132,300,000	532,508	652,239
Lehman Brothers	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	12/20/07	204,000,000	1,321,920	1,371,900
Barclays	Call - OTC 1-Year Interest Rate Swap	Pay	4.750%	02/01/08	134,800,000	387,550	336,326
Bank of America	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	02/01/08	72,500,000	280,938	520,695
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	02/01/08	122,600,000	607,943	880,513
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	470,000,000	2,680,610	2,526,720
Lehman Brothers	Call - OTC 30-Year Interest Rate Swap	Pay	5.750%	04/27/09	28,200,000	1,459,770	2,134,881
Lehman Brothers	Put - OTC 30-Year Interest Rate Swap	Receive	6.250%	04/27/09	28,200,000	1,977,420	414,145
Lehman Brothers	Call - OTC 2-Year Interest Rate Swap	Pay	5.200%	01/25/10	181,000,000	2,079,237	1,878,599
Lehman Brothers	Put - OTC 2-Year Interest Rate Swap	Receive	5.200%	01/25/10	181,000,000	1,357,500	1,368,541

		Pay/Receive Floating Rate Based on 6-Month EUR-LIBOR

Citigroup	Call - OTC 2-Year Interest Rate Swap	Pay	3.960%	07/02/07	EUR 371,000,000	2,025,372	48,073

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

		Pay/Receive
		Floating Rate
		Based on 6-Month	Exercise	Expiration	Notional
Counterparty	Type	GBP-LIBOR	Rate	Date	Amount	Cost	Value

Citigroup	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	06/15/07	GBP 75,200,000	$313,940	$148
Goldman Sachs	Call - OTC 2-Year Interest Rate Swap	Pay	5.000%	06/15/07	32,000,000	117,406	1,008
JPMorgan Chase	Call - OTC 2-Year Interest Rate Swap	Pay	5.063%	06/15/07	35,000,000	151,341	938
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.184%	09/14/07	273,300,000	1,562,429	185,395

			Strike Price		Number of Contracts

Bear Stearns	Put - CBOT U.S. Treasury 30-Year Bond Futures (06/07)		$105.00	05/25/07	230	4,341	7,188
Goldman Sachs	Put - CME Eurodollar Futures (06/07)		91.25	06/18/07	3,704	35,188	23,150
Fortis	Call - CME Eurodollar Futures (06/07)		95.25	06/18/07	2,915	1,211,911	36,438
Merrill Lynch	Put - CME Eurodollar Futures (09/07)		90.75	09/17/07	60	570	375
Merrill Lynch	Put - CME Eurodollar Futures (09/07)		91.25	09/17/07	3,153	29,954	19,706
Merrill Lynch	Put - CME Eurodollar Futures (09/07)		91.50	09/17/07	4,898	46,531	30,612
Merrill Lynch	Put - CME Eurodollar Futures (12/07)		92.25	12/17/07	1,200	11,400	7,500
Merrill Lynch	Put - CME Eurodollar Futures (03/08)		91.50	03/17/08	1,400	13,300	8,750
Goldman Sachs	Put - CME Eurodollar Futures (03/08)		91.75	03/17/08	7,433	70,614	46,456
Merrill Lynch	Put - CME Eurodollar Futures (03/08)		92.00	03/17/08	1,131	10,744	7,069
Bear Stearns	Put - CME Eurodollar Futures (03/08)		92.75	03/17/08	5,311	50,454	33,194
Merrill Lynch	Put - CME Eurodollar Futures (03/08)		93.00	03/17/08	1,489	14,145	9,306
Citigroup	Call - CME Eurodollar Futures (03/08)		95.25	03/17/08	1,636	1,375,467	1,257,675

					Notional Amount

Merrill Lynch	Put - OTC Fannie Mae 6.000% due 06/13/37		89.25	06/05/07	$33,000,000	3,867	1,716
Merrill Lynch	Put - OTC Fannie Mae 6.000% due 06/13/37		90.00	06/05/07	39,000,000	4,570	2,067
Merrill Lynch	Put - OTC Fannie Mae 6.500% due 06/13/37		91.00	06/05/07	48,000,000	5,625	2,976
Merrill Lynch	Put - OTC Fannie Mae 6.000% due 06/13/37		92.00	06/05/07	484,800,000	56,813	16,483
Citigroup	Call - U.S. dollar versus Japanese yen		JPY 121.00	01/18/08	17,600,000	175,472	94,670
JPMorgan Chase	Call - U.S. dollar versus Japanese yen		104.00	03/17/10	39,000,000	1,795,060	1,955,343
JPMorgan Chase	Put - U.S. dollar versus Japanese yen		104.00	03/17/10	39,000,000	1,524,840	1,531,062

						$36,582,517	$37,202,540

(h)	Transactions in written options for the period ended March 31, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	1,791,302,915	$21,214,339
Call Options Written	795,401,437	7,240,854
Call Options Repurchased	(371,400,000)	(3,163,453)
Put Options Repurchased	(83,000,000)	(539,500)

Outstanding, March 31, 2007	2,132,304,352	$24,752,240

(i)	Premiums received and value of written options outstanding as of March 31, 2007:

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Type	USD-LIBOR	Rate	Date	Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	$87,000,000	$884,790	$1,448,985
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.600%	06/29/07	115,700,000	1,278,485	3,168,560
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	07/02/07	47,900,000	517,320	287,592
Bank of America	Call - OTC 5-Year Interest Rate Swap	Receive	5.000%	07/02/07	112,500,000	922,500	798,525
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.000%	07/02/07	45,200,000	472,340	320,830
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.370%	07/02/07	220,000,000	2,660,583	4,058,120
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.500%	07/02/07	176,300,000	2,031,565	4,687,112
Goldman Sachs	Call - OTC 7-Year Interest Rate Swap	Receive	5.620%	07/09/07	52,100,000	786,580	1,718,154
Goldman Sachs	Call - OTC 7-Year Interest Rate Swap	Receive	4.850%	08/08/07	21,100,000	287,488	104,339
Bank of America	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	08/08/07	37,700,000	331,760	235,399
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	08/08/07	416,400,000	2,196,510	2,600,002
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	4.900%	08/08/07	35,000,000	406,000	206,605
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.000%	08/08/07	25,000,000	284,625	204,850
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.010%	10/25/07	57,100,000	525,663	611,027
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07	88,900,000	1,284,383	1,337,056
Barclays	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	02/01/08	29,900,000	372,255	303,156
Bank of America	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08	31,500,000	281,925	453,033
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08	53,300,000	639,600	766,561
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	03/31/08	204,300,000	2,595,015	2,241,171

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

		Pay/Receive
		Floating Rate
		Based on 6-Month	Exercise	Expiration	Notional
Counterparty	Type	EUR-LIBOR	Rate	Date	Amount	Premium	Value

Citigroup	Call - OTC 5-Year Interest Rate Swap	Receive	4.100%	07/02/07	EUR 157,800,000	$1,995,335	$374,374
		Pay/Receive Floating Rate Based on 6-Month GBP-LIBOR

Citigroup	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	GBP 21,500,000	396,224	4,254
Goldman Sachs	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	8,000,000	120,040	1,583
JPMorgan Chase	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	10,000,000	151,341	1,978
Royal Bank of Scotland	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	09/14/07	78,100,000	1,562,714	153,441

			Strike Price		Number of Contracts

Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures		$110.00	05/25/07	693	214,310	119,109
JPMorgan Chase	Call - CBOT U.S. Treasury 10-Year Note Futures		110.00	05/25/07	744	250,613	127,875
Fortis	Call - CME Eurodollar 1-Year Midcurve Futures (06/08)		EUR 95.75	06/15/07	2,915	1,302,276	346,156

						$24,752,240	$26,679,847

(j)	Restricted securities as of March 31, 2007:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets

Cablecom GmbH ‘A’
11/22/06	4.771%	04/15/11	$4,021,684	$4,137,444	0.10%
DaVita Inc ‘B’
03/16/07	6.820%	10/05/12	237,869	238,919	0.01%
03/16/07	6.850%	10/05/12	668,337	671,288	0.02%
03/16/07	6.860%	10/05/12	93,794	94,208	0.00%
Ford Motor Co ‘B’
12/12/06	8.360%	11/29/13	9,376,500	9,420,129	0.24%
Nordic Telephone ‘B’
05/18/06	6.242%	11/30/14	4,524,295	4,728,023	0.12%
Nordic Telephone ‘C’
05/18/06	6.742%	11/30/14	4,519,987	4,747,098	0.12%
Pirelli Cable SA ‘B’
10/13/05 - 10/17/05	6.365%	06/23/13	3,231,282	3,570,745	0.09%
Pirelli Cable SA ‘C’
10/13/05 - 10/17/05	6.865%	06/23/14	3,670,200	4,064,621	0.10%
Reynolds American Inc
05/31/06	7.104%	05/31/12	2,741,935	2,767,397	0.07%
05/31/06 - 09/05/06	7.125%	05/31/12	2,220,565	2,241,185	0.06%
SIGMAKALON ‘A’
11/10/05	5.722%	06/30/12	1,536,395	1,756,528	0.04%
SIGMAKALON ‘B’
11/10/05	6.222%	09/19/12	2,015,455	2,326,218	0.06%
SIGMAKALON ‘B1’
11/10/05	6.220%	09/19/12	1,102,200	1,272,151	0.03%
11/10/05	6.222%	09/19/12	266,607	308,951	0.01%
SIGMAKALON ‘C1’
11/10/05	6.972%	09/19/13	3,146,660	3,647,674	0.09%
The AES Corp
03/27/07	7.130%	04/30/10	7,408,252	7,460,388	0.19%
UPC Broadband Holding BV ‘J1’
04/21/06	6.103%	03/31/13	2,099,834	2,200,802	0.05%
UPC Broadband Holding BV ‘K1’
04/21/06	6.103%	12/31/13	2,631,478	2,758,169	0.07%
Weather Investments Sarl ‘A’
05/08/06	6.124%	05/26/12	6,117,873	6,428,418	0.16%
Weather Investments Sarl ‘B’
05/08/06	6.514%	06/17/13	2,549,204	2,694,009	0.07%
Weather Investments Sarl ‘C’
05/08/06	7.264%	06/17/14	2,549,271	2,705,451	0.07%
Yell ‘B’
08/10/06	7.320%	02/10/13	7,000,000	7,060,704	0.18%

			$73,729,677	$77,300,520	1.95%

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

(k)	Credit default swaps outstanding as of March 31, 2007:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

JPMorgan Chase	Russian Federation 7.500% due 03/31/30	Sell	0.770%	05/20/07	$200,000	$179
Goldman Sachs	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.500%	06/20/07	1,000,000	9,142
JPMorgan Chase	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.600%	06/20/07	1,500,000	14,054
UBS	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.650%	06/20/07	1,000,000	9,483
JPMorgan Chase	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.700%	06/20/07	1,000,000	9,596
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	2,000,000	19,420
JPMorgan Chase	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	9,710
Lehman Brothers	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	9,710
HSBC	Russian Federation 7.500% due 03/31/30	Sell	0.220%	07/20/07	1,000,000	158
JPMorgan Chase	American International Group 0.000% due 11/09/31	Sell	0.050%	12/20/07	12,600,000	(1,352)
Deutsche Bank	Russian Federation 7.500% due 03/31/30	Sell	0.260%	12/20/07	3,400,000	444
Morgan Stanley	Russian Federation 7.500% due 03/31/30	Sell	0.260%	12/20/07	2,000,000	261
Goldman Sachs	American International Group 5.600% due 10/18/16	Sell	0.055%	03/20/08	25,000,000	(3,121)
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	7,900,000	(13,888)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	7,900,000	(4,044)
Bank of America	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	(0.130%)	12/20/08	7,200,000	(9,284)
Barclays	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	800,000	(1,253)
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	12,600,000	(19,727)
Lehman Brothers	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	400,000	(626)
Credit Suisse	Wal-Mart Stores Inc 4.550% due 05/01/13	Buy	(0.150%)	12/20/08	1,300,000	(2,253)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	8,700,000	(19,445)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	6,000,000	(14,462)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	2,200,000	(3,325)
Lehman Brothers	Costco Wholesale Corp 5.500% due 03/15/07	Buy	(0.240%)	12/20/08	1,700,000	(5,136)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	10,000,000	(32,974)
Bear Stearns	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	8,000,000	(29,056)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	2,400,000	(6,659)
Bear Stearns	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,000,000	(2,962)
Citigroup	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	3,500,000	(9,711)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	3,800,000	(5,852)
UBS	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,100,000	(3,258)
Lehman Brothers	Masco Tech Inc 5.875% due 07/15/12	Buy	(0.300%)	12/20/08	3,300,000	(75)
Bear Stearns	Hewlett-Packard Co 6.500% due 07/01/12	Buy	(0.320%)	12/20/08	9,600,000	(48,778)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	4,900,000	(17,792)
Lehman Brothers	RadioShack Corp 7.375% due 05/15/11	Buy	(0.350%)	12/20/08	3,300,000	3,667
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	2,200,000	74
Credit Suisse	Federated Department Stores Inc 6.625% due 04/01/11	Buy	(0.410%)	12/20/08	1,300,000	(6,471)
Credit Suisse	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.440%)	12/20/08	1,300,000	(8,998)
ABN AMRO	Carnival Corp 6.150% due 04/15/08	Buy	(0.480%)	12/20/08	1,100,000	(7,769)
Lehman Brothers	Northrop Grumman Corp 7.125% due 02/15/11	Buy	(0.480%)	12/20/08	3,200,000	(24,830)
Credit Suisse	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.530%)	12/20/08	1,300,000	(10,596)
Lehman Brothers	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.530%)	12/20/08	3,200,000	(26,970)
Barclays	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.670%)	12/20/08	3,900,000	(40,927)
Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.710%	12/20/08	2,800,000	6,785
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.720%	12/20/08	1,400,000	3,624
Credit Suisse	Goodrich Corp 7.625% due 12/15/12	Buy	(0.900%)	12/20/08	1,300,000	(18,065)
Lehman Brothers	Goodrich Corp 7.625% due 12/15/12	Buy	(0.970%)	12/20/08	3,200,000	(48,215)
Bear Stearns	Capital One Financial Corp 4.875% due 05/15/08	Buy	(1.090%)	12/20/08	2,200,000	(34,832)
JPMorgan Chase	Capital One Financial Corp 8.750% due 02/01/07	Buy	(1.350%)	12/20/08	900,000	(18,161)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	18,900,000	1,386,181
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.300%	06/20/10	1,400,000	56,238
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.250%)	09/20/10	550,000	(17,322)
Lehman Brothers	Republic of Turkey 11.875% due 01/15/30	Buy	(2.110%)	10/20/10	1,600,000	(42,889)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.200%)	10/20/10	1,100,000	(32,660)
Barclays	DaimlerChrysler NA Holdings 5.750% due 09/08/11	Buy	(0.580%)	09/20/11	8,000,000	(77,895)
Bank of America	Time Warner Inc 5.500% due 11/15/11	Buy	(0.310%)	12/20/11	4,000,000	(10,381)
Deutsche Bank	Dow Jones CDX NA IG7 Index	Buy	(0.400%)	12/20/11	80,300,000	130,715
Lehman Brothers	Dow Jones CDX NA HY-7 Index	Buy	(3.250%)	12/20/11	12,050,000	90,261
Barclays	XL Capital PLC 6.500% due 01/15/12	Buy	(0.205%)	03/20/12	5,300,000	31,026
Barclays	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.490%)	06/20/12	2,000,000	5,479
Royal Bank of Scotland	Meadwestvaco Corp 6.850% due 04/01/12	Buy	(0.520%)	06/20/12	6,000,000	13,665
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.140%)	12/20/12	19,200,000	16,385
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.142%)	12/20/12	7,800,000	9,770
Barclays	Pulte Homes Inc 6.250% due 02/15/13	Buy	(0.720%)	03/20/13	3,700,000	118,246
Morgan Stanley	Sealed Air Corp 5.625% due 07/15/13	Buy	(0.580%)	09/20/13	2,100,000	(21,476)
Lehman Brothers	Bellsouth Corp 5.200% due 09/15/14	Buy	(0.325%)	09/20/14	9,100,000	(39,500)
Citigroup	CNA Financial Corp 5.850% due 12/15/14	Buy	(0.470%)	12/20/14	4,100,000	24,129

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)

Lehman Brothers	PC Financial Partnership 5.000% due 11/15/14	Buy	(0.480%)	12/20/14	$3,000,000	($23,490)
Barclays	CitiFinancial 6.625% due 06/01/15	Buy	(0.145%)	06/20/15	4,500,000	10,635
Bear Stearns	Alcan Inc 5.000% due 06/01/15	Buy	(0.420%)	06/20/15	2,500,000	(919)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.458%	12/20/15	5,600,000	(24,915)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.460%	12/20/15	13,800,000	(48,834)
Citigroup	Bank of America Corp 5.616% due 10/14/16	Buy	(0.170%)	12/20/16	8,600,000	33,357
Goldman Sachs	Dow Jones CDX NA IG7 Index	Buy	(0.650%)	12/20/16	40,300,000	285,151
Morgan Stanley	Dow Jones CDX NA IG7 Index	Buy	(0.650%)	12/20/16	25,900,000	217,586
Deutsche Bank	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	EUR 30,600,000	(42,672)
Goldman Sachs	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	32,800,000	(31,285)
HSBC	Dow Jones ITRAXX 6HI4 Index	Buy	(0.850%)	12/20/16	5,300,000	(5,765)
UBS	Bear Stearns Asset-Backed Securities Inc 7.320% due 12/25/35	Buy	(2.250%)	12/25/35	$2,000,000	282,694
Bear Stearns	Bear Stearns Asset-Backed Securities Inc 7.320% due 12/25/35	Sell	2.550%	12/25/35	2,000,000	(266,842)
Bear Stearns	BFC Genesee Ltd 7.010% due 01/10/41	Buy	(1.280%)	01/10/41	5,000,000	479,200
Bank of America	Buckingham Ltd 6.920% due 04/05/41	Buy	(1.250%)	04/05/41	4,000,000	355,000
Bank of America	Topanga CDO Ltd 7.060% 01/10/45	Buy	(1.580%)	01/10/45	2,000,000	202,400
Goldman Sachs	Vertical Ltd 6.800% due 04/01/45	Buy	(1.325%)	04/01/45	4,000,000	120,000
Bear Stearns	Home Equity Asset-Backed Securities Market Index	Buy	(0.540%)	07/25/45	32,200,000	1,031,063

						$3,807,776

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(l) Interest rate swaps outstanding as of March 31, 2007:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Goldman Sachs	3-Month USD-LIBOR	Pay	4.000%	08/15/07	$221,900,000	($6,675,753)
Goldman Sachs	3-Month USD-LIBOR	Pay	4.000%	12/15/07	13,600,000	(199,520)
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/20/08	GBP 20,000,000	(227,196)
Morgan Stanley	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/09	NZD 67,300,000	(494,286)
UBS	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/09	241,000,000	(759,470)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$1,364,500,000	6,659,743
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/09	439,000,000	(80,045)
Barclays	3-Month USD-LIBOR	Pay	5.000%	06/20/09	311,800,000	972,467
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	06/20/09	691,000,000	(314,430)
Citigroup	6-Month Australia Bank Bill	Pay	6.500%	01/15/10	AUD 141,800,000	(161,189)
Morgan Stanley	6-Month Australia Bank Bill	Pay	6.500%	01/15/10	278,400,000	(279,171)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP 10,200,000	(100,606)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 13,000,000	287,092
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	17,600,000	405,629
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/11	282,400,000	754,562
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	15,600,000	18,932
Lehman Brothers	France CPI Excluding Tobacco	Pay	1.965%	03/15/12	3,400,000	7,731
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12	16,500,000	22,358
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12	3,200,000	—
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12	3,800,000	—
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12	3,400,000	—
Goldman Sachs	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY 100,000	—
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/12	$1,100,000	(2,777)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/13	JPY 1,400,000,000	(47,725)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	06/20/14	$10,300,000	(33,990)
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	06/20/14	22,100,000	(71,163)
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR 32,000,000	1,022,276
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	281,100,000	1,061,091
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP 500,000	(28,887)
Merrill Lynch	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	7,800,000	(663,345)
UBS	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	500,000	(43,162)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN 267,400,000	659,151
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	109,400,000	203,588
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/16	63,900,000	363,968
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	1,600,000	4,975
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	26,700,000	23,023
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR 21,200,000	765,179
Barclays	3-Month USD-LIBOR	Receive	5.000%	06/20/17	$33,800,000	774,663
Citigroup	3-Month USD-LIBOR	Pay	5.000%	06/20/17	400,000	(2,696)

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

JPMorgan Chase	3-Month USD-LIBOR	Receive	5.000%	06/20/17	$19,000,000	$435,461
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	06/20/17	37,500,000	859,463
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	06/20/17	49,400,000	407,037
UBS	3-Month USD-LIBOR	Pay	5.000%	12/20/26	1,900,000	90,692
Merrill Lynch	3-Month Canadian Bank Bill	Pay	4.500%	06/15/27	CAD 5,400,000	(134,753)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/27	7,900,000	(194,285)
Lehman Brothers	6-Month EUR-LIBOR	Pay	6.000%	06/18/34	EUR 800,000	(4,872)
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/34	39,300,000	1,145,672
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP 30,200,000	1,670,492
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	19,000,000	767,599
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	55,700,000	2,613,022
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35	$95,000,000	(2,578,140)
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP 8,300,000	380,456
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/21/36	EUR 3,920,000	315,632
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/37	$82,000,000	(2,200,708)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	06/20/37	17,700,000	(661,042)
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	06/20/37	52,800,000	57,709

						$6,790,452

(m)	Interest rate cap swaps outstanding as of March 31, 2007:

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Appreciation

Goldman Sachs	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Receive	0.288%	12/07/07	$39,300,000	$162,489

(n)	Securities with an approximate aggregate market value of $4,951,910 were pledged as collateral for swap contracts as of March 31, 2007.

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 7.96%

Autos & Transportation - 0.08%

DaimlerChrysler NA Holding Corp
5.820% due 09/10/07 §	$2,900,000	$2,904,808

Consumer Discretionary - 0.67%

CSC Holdings Inc
7.875% due 12/15/07	1,800,000	1,824,750
EchoStar DBS Corp
7.000% due 10/01/13	9,000,000	9,315,000
Mandalay Resort Group
6.500% due 07/31/09	2,000,000	2,032,500
10.250% due 08/01/07	400,000	407,000
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 10/15/07	500,000	504,830
Starwood Hotels & Resorts Worldwide Inc
7.375% due 05/01/07	400,000	400,316
Wal-Mart Stores Inc
5.250% due 06/16/08 §	9,400,000	9,396,691

		23,881,087

Financial Services - 6.02%

American Honda Finance Corp
5.350% due 08/05/08 ~ §	2,700,000	2,699,912
American International Group Inc
5.350% due 06/23/08 ~ §	600,000	600,053
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,182,967
Bank of America Corp
5.370% due 11/06/09 §	2,500,000	2,499,588
Bank of America NA
5.350% due 12/18/08 §	15,100,000	15,093,718
Charter One Bank NA
5.410% due 04/24/09 §	22,000,000	22,010,648
CIT Group Inc
5.510% due 08/15/08 §	2,000,000	2,003,754
Citigroup Inc
5.388% due 12/26/08 §	3,500,000	3,502,709
5.410% due 05/02/08 §	2,700,000	2,703,391
Commonwealth Bank of Australia (Australia)
5.360% due 06/08/09 ~ §	1,200,000	1,201,039
DnB NOR Bank ASA (Norway)
5.430% due 10/13/09 ~ §	3,300,000	3,301,822
Export-Import Bank of Korea (South Korea)
5.580% due 10/04/11 ~ §	4,400,000	4,405,174
Ford Motor Credit Co
7.250% due 10/25/11	7,800,000	7,588,051
Foundation Re Ltd (Cayman)
7.310% due 01/06/09 ~ §	2,500,000	2,454,336
Foundation Re II Ltd (Cayman)
12.110% due 11/26/10 ~ §	2,600,000	2,647,060
General Electric Capital Corp
5.360% due 10/24/08 §	2,400,000	2,401,099
5.380% due 12/12/08 §	2,300,000	2,302,160
5.388% due 03/04/08 §	8,800,000	8,810,278
5.390% due 10/26/09 §	2,900,000	2,899,469
5.460% due 10/21/10 §	5,800,000	5,813,566
General Motors Acceptance Corp
6.875% due 08/28/12	10,600,000	10,569,027
HSBC Finance Corp
5.360% due 05/21/08 §	3,700,000	3,702,501
5.420% due 10/21/09 §	5,700,000	5,702,024
5.435% due 03/12/10 §	4,200,000	4,202,512
JPMorgan Chase & Co
5.370% due 06/26/09 §	2,000,000	2,000,110
Lehman Brothers Holdings Inc
5.370% due 11/24/08 §	900,000	900,245
5.400% due 12/23/08 §	3,600,000	3,600,659
Merrill Lynch & Co Inc
5.400% due 10/23/08 §	7,100,000	7,101,150
Morgan Stanley
5.600% due 01/22/09	800,000	802,645
National Australia Bank Ltd (Australia)
5.360% due 10/01/08 ~ §	2,000,000	2,001,264
Phoenix Quake Wind Ltd (Cayman)
7.810% due 07/03/08 ~ §	17,000,000	17,075,820
Pylon Ltd (Cayman)
5.396% due 12/29/08 ◊ §	EUR 300,000	404,681
Rabobank Nederland (Netherlands)
5.380% due 01/15/09 ~ §	$2,200,000	2,201,844
Residential Reinsurance 2004 Ltd (Cayman)
14.860% due 06/08/07 ~ §	500,000	504,868
Santander U.S. Debt SA Unipersonal (Spain)
5.360% due 09/21/07 ~ §	1,200,000	1,200,871
5.410% due 09/19/08 ~ §	1,300,000	1,302,388
Shackleton Re Ltd
13.360% due 02/07/08 ~ §	3,000,000	3,049,200
The Goldman Sachs Group Inc
5.650% due 06/28/10 §	13,500,000	13,579,542
The Royal Bank of Scotland Group PLC
(United Kingdom)
5.410% due 07/21/08 ~ §	1,100,000	1,101,147
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,474,917
Vita Capital III Ltd (Cayman)
6.486% due 01/01/12 ~ §	2,400,000	2,403,480
VTB Capital SA for Vneshtorgbank (Luxembourg)
5.960% due 08/01/08 ~ §	5,000,000	5,008,750
Wachovia Bank NA
5.320% due 10/03/08 # §	14,500,000	14,495,795
5.418% due 12/02/10 §	6,300,000	6,303,944
Westpac Banking Corp
5.280% due 06/06/08 §	5,400,000	5,400,400
World Savings Bank FSB
5.400% due 06/20/08 §	1,100,000	1,100,981
5.400% due 05/08/09 §	1,000,000	1,000,212
5.473% due 03/02/09 §	700,000	702,262

		216,014,033

Integrated Oils - 0.29%

Pemex Project Funding Master Trust
7.375% due 12/15/14	2,000,000	2,214,000
8.625% due 02/01/22	1,300,000	1,621,750
9.500% due 09/15/27	1,000,000	1,358,000
Transcontinental Gas Pipeline Corp
6.250% due 01/15/08	5,000,000	5,037,500

		10,231,250

Materials & Processing - 0.04%

C10 Capital SPV Ltd (United Kingdom)
6.722% due 12/18/99 ~ §	1,600,000	1,580,842

Utilities - 0.86%

America Movil SA de CV (Mexico)
5.448% due 06/27/08 ~ §	17,500,000	17,521,875
CMS Energy Corp
8.900% due 07/15/08	1,000,000	1,042,500
Edison Mission Energy
7.730% due 06/15/09	3,400,000	3,536,000
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	522,046
NiSource Finance Corp
5.930% due 11/23/09 §	2,200,000	2,203,799
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Qwest Corp
5.625% due 11/15/08	$3,000,000	$3,015,000
TXU Energy Co LLC
5.850% due 09/16/08 ~ §	3,000,000	3,000,999

		30,842,219

Total Corporate Bonds & Notes (Cost $282,871,719)		285,454,239

BANK LOAN OBLIGATIONS - 0.21%

Financial Services - 0.13%

Shackleton Re Ltd ‘B’
13.371% due 08/01/08 ◊ §	1,500,000	1,522,500
Shackleton Re Ltd ‘C’
12.875% due 08/01/08 ◊ §	3,000,000	3,000,000

		4,522,500

Materials & Processing - 0.08%

Georgia-Pacific Corp ‘B’
7.100% due 12/20/12 ◊ §	248,214	249,784
7.340% due 12/20/12 ◊ §	2,714,285	2,731,451

		2,981,235

Total Bank Loan Obligations (Cost $7,441,737)		7,503,735

MORTGAGE-BACKED SECURITIES - 18.23%

Collateralized Mortgage Obligations - 7.93%

American Home Mortgage Investment Trust
5.470% due 09/25/35 “ §	464,880	465,193
Arkle Master Issuer PLC (United Kingdom)
5.300% due 11/19/07 ~ “ §	3,900,000	3,901,221
Banc of America Funding Corp
4.620% due 02/20/36 “ §	8,802,789	8,728,811
Banc of America Mortgage Securities Inc
6.500% due 02/25/34 “	1,449,711	1,466,020
Bear Stearns Asset-Backed Securities Inc
5.410% due 04/25/36 “ §	1,028,011	1,028,700
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/30 “	1,700,000	1,717,476
Citigroup Mortgage Loan Trust Inc
4.700% due 12/25/35 “ §	11,225,069	11,066,594
4.900% due 12/25/35 “ §	550,275	548,351
Commercial Mortgage Pass-Through Certificates
6.455% due 05/17/32 “	1,832,218	1,853,637
Countrywide Alternative Loan Trust
5.390% due 07/25/46 “ §	1,706,966	1,707,858
5.400% due 09/20/46 “ §	2,392,772	2,393,465
5.500% due 02/20/47 “ §	4,111,601	4,105,918
5.600% due 12/25/35 “ §	292,650	293,433
5.983% due 02/25/36 “ §	1,434,478	1,438,514
Countrywide Home Loan Mortgage
Pass-Through Trust
3.790% due 11/19/33 “ §	749,357	726,238
5.590% due 05/25/34 “ §	372,535	372,816
5.660% due 06/25/35 ~ “ §	2,111,836	2,107,812
CS First Boston Mortgage Securities Corp
4.938% due 12/15/40 “	2,799,800	2,789,492
Deutsche ALT-A Securities Inc Alternate
Loan Trust
5.400% due 03/25/37 “ §	3,409,828	3,411,867
5.420% due 10/25/36 “ §	3,520,344	3,523,521
Fannie Mae
4.673% due 05/25/35 “ §	7,900,000	7,835,861
5.380% due 12/25/36 “ §	1,779,504	1,778,810
5.470% due 08/25/34 “ §	2,229,793	2,232,181
Fannie Mae Whole Loan
5.670% due 05/25/42 “ §	832,912	836,002
5.950% due 02/25/44 “	3,053,608	3,052,492
First Horizon Alternative Mortgage Securities
4.747% due 06/25/34 “ §	2,602,353	2,599,034
Freddie Mac
4.000% due 03/15/23 -
10/15/23 “ ±	2,995,545	2,958,900
4.500% due 02/15/17 -
05/15/17 “ ±	5,990,269	5,906,674
5.000% due 02/15/20 “	16,470,575	16,398,974
5.670% due 12/15/30 “ §	1,338,172	1,343,316
Freddie Mac Structured Pass-Through Securities
6.133% due 10/25/44 -
02/25/45 “ § ±	50,998,696	51,398,774
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 “	13,468,050	13,251,062
Greenpoint Mortgage Funding Trust
5.400% due 10/25/46 “ §	2,092,265	2,093,867
5.540% due 06/25/45 “ §	4,012,942	4,017,697
5.590% due 11/25/45 “ §	2,079,529	2,083,920
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ “	1,263,164	1,295,499
GSR Mortgage Loan Trust
4.539% due 09/25/35 “ §	6,122,900	6,063,087
Harborview Mortgage Loan Trust
5.410% due 12/19/36 “ §	1,493,012	1,495,104
5.450% due 03/19/37 “ §	3,335,964	3,331,794
5.540% due 05/19/35 “ §	934,617	936,369
5.560% due 03/19/37 “ §	10,232,081	10,257,116
Impac CMB Trust
5.720% due 07/25/33 “ §	927,135	927,915
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/37 “ §	1,169,987	1,169,921
Imperial Savings Association
8.429% due 02/25/18 “ §	6,742	6,733
IndyMac Index Mortgage Loan Trust
5.410% due 11/25/46 “ §	3,046,632	3,048,092
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/34 “ §	1,800,000	1,770,321
Mellon Residential Funding Corp
5.670% due 11/15/31 “ §	3,290,259	3,297,771
5.760% due 12/15/30 “ §	1,900,246	1,908,352
Morgan Stanley Capital I
5.380% due 10/15/20 ~ “ §	17,316,207	17,316,207
NationsLink Funding Corp
5.670% due 11/10/30 “ §	374,860	375,590
Residential Accredit Loans Inc
5.620% due 08/25/35 “ §	1,207,142	1,209,427
Ryland Mortgage Securities Corp
6.080% due 10/01/27 “ §	103,200	104,342
Securitized Asset Sales Inc
7.614% due 11/26/23 “ §	33,193	33,087
Sequoia Mortgage Trust
5.670% due 10/19/26 “ §	1,724,298	1,725,371
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/34 “ §	2,025,768	2,032,295
6.383% due 01/25/35 “ §	1,192,404	1,196,482
Structured Asset Mortgage Investments Inc
5.390% due 08/25/36 “ §	2,404,390	2,403,732
5.450% due 03/25/37 “ §	901,615	900,960
5.510% due 06/25/36 “ §	1,017,887	1,017,707
Structured Asset Securities Corp
5.331% due 10/25/35 ~ “ §	2,141,953	2,134,456
5.370% due 05/25/36 “ §	252,008	252,147
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/36 “ §	$484,126	$484,549
5.430% due 01/25/37 “ §	4,212,245	4,216,524
Thornburg Mortgage Securities Trust
5.430% due 04/25/36 -
12/25/36 “ § ±	2,718,221	2,718,376
5.440% due 08/25/36 “ §	6,608,180	6,602,066
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/21 ~ “ §	2,459,158	2,460,683
Washington Mutual Inc
5.580% due 11/25/45 “ §	1,728,422	1,734,783
5.590% due 12/25/27 “ §	887,647	888,121
5.610% due 08/25/45 -
10/25/45 “ § ±	11,983,418	12,007,784
5.642% due 02/27/34 “ §	1,864,967	1,884,494
5.892% due 11/25/46 “ §	978,191	984,525
5.892% due 07/25/46 “ §	6,038,767	6,069,098
5.983% due 02/25/46 “ §	1,830,396	1,835,546
6.183% due 11/25/42 “ §	432,445	434,603
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/34 “ §	1,549,875	1,513,821
4.110% due 06/25/35 “ §	2,748,030	2,732,606

		284,211,957

Fannie Mae - 10.23%

4.190% due 11/01/34 “ §	18,112,260	18,026,653
4.671% due 05/01/35 “ §	285,697	284,221
4.682% due 01/01/35 “ §	1,848,176	1,837,869
4.787% due 11/01/35 “ §	1,407,018	1,406,247
5.500% due 09/01/34 -
06/01/36 “ ±	51,449,346	50,936,457
5.500% due 04/12/37 # “	192,200,000	190,218,034
5.608% due 08/01/17 -
07/01/26 “ § ±	814,735	824,786
5.609% due 03/01/18 “ §	452,902	458,121
6.000% due 05/01/35 -
02/01/37 “ ±	67,207,214	67,729,994
6.000% due 05/14/37 # “	7,500,000	7,553,910
6.133% due 03/01/44 -
10/01/44 “ § ±	26,096,675	26,438,292
6.900% due 09/01/09 “	1,001,306	1,030,832
7.135% due 01/01/25 “ §	81,517	82,171
7.181% due 12/01/22 “ §	44,713	45,406

		366,872,993

Freddie Mac - 0.05%

4.557% due 01/01/34 “ §	1,926,113	1,920,604

Government National Mortgage Association - 0.02%

5.375% due 05/20/23 -
01/20/27 “ § ±	210,953	213,719
5.750% due 09/20/22 -
07/20/25 “ § ±	265,521	268,322
6.000% due 06/15/29 “	168,385	171,245
6.125% due 10/20/24 -
12/20/26 “ § ±	117,074	118,713

		771,999

Total Mortgage-Backed Securities (Cost $653,731,803)		653,777,553

ASSET-BACKED SECURITIES - 8.35%

Aames Mortgage Investment Trust
5.380% due 04/25/36 “ §	267,399	267,595
Accredited Mortgage Loan Trust
5.480% due 09/25/35 “ §	1,000,000	1,000,803
ACE Securities Corp
5.370% due 07/25/36 “ §	1,566,054	1,565,565
5.370% due 12/25/36 “ §	1,076,104	1,076,695
5.430% due 10/25/35 “ §	2,376,183	2,377,886
American Express Credit Account Master Trust
5.320% due 01/18/11 “ §	2,300,000	2,298,702
Amortizing Residential Collateral Trust
5.610% due 07/25/32 “ §	125,612	125,885
Argent Securities Inc
5.370% due 10/25/36 “ §	3,139,941	3,142,061
5.390% due 04/25/36 “ §	1,640,881	1,641,708
5.400% due 03/25/36 “ §	1,541,553	1,542,685
Asset-Backed Funding Certificates
5.380% due 11/25/36 “ §	445,250	445,111
5.380% due 01/25/37 “ §	1,514,748	1,515,577
5.670% due 06/25/34 “ §	3,981,318	3,992,027
Asset-Backed Securities Corp Home Equity
5.370% due 11/25/36 “ §	391,533	391,776
Bank One Issuance Trust
5.430% due 12/15/10 “ §	1,700,000	1,703,329
Bear Stearns Asset-Backed Securities Inc
5.370% due 01/25/32 “ §	341,997	341,968
5.400% due 12/25/35 “ §	567,947	568,353
5.430% due 11/25/36 “ §	2,712,347	2,711,501
5.520% due 09/25/34 “ §	1,597,684	1,599,443
5.650% due 10/25/32 “ §	164,826	165,181
5.650% due 01/25/36 “ §	448,891	449,169
Capital One Auto Finance Trust
5.340% due 12/14/07 “	1,592,369	1,592,121
Centex Home Equity Co LLC
5.370% due 06/25/36 “ §	5,131,460	5,134,657
Chase Credit Card Master Trust
5.420% due 10/15/09 “ §	1,100,000	1,100,964
5.430% due 10/15/10 “ §	1,400,000	1,403,035
5.430% due 02/15/11 “ §	3,200,000	3,208,232
5.440% due 02/15/10 “ §	900,000	901,244
Chase Issuance Trust
5.330% due 12/15/10 “ §	1,000,000	1,000,929
Citibank Credit Card Issuance Trust
5.460% due 01/15/10 “ §	1,200,000	1,201,955
Citigroup Mortgage Loan Trust Inc
5.360% due 12/25/36 “ §	2,459,048	2,459,892
5.370% due 11/25/36 “ §	1,159,348	1,160,070
5.380% due 01/25/37 “ §	481,294	481,466
5.390% due 01/25/37 “ §	5,043,798	5,041,433
5.400% due 12/25/35 “ §	2,215,563	2,217,209
Countrywide Asset-Backed Certificates
5.350% due 04/25/28 “ §	4,177,335	4,177,354
5.370% due 03/25/28 “ §	2,507,838	2,509,399
5.370% due 05/25/28 “ §	7,340,778	7,349,949
5.370% due 06/25/28 “ §	936,849	941,377
5.370% due 11/25/28 “ §	2,648,615	2,650,391
5.370% due 07/25/37 “ §	1,964,293	1,965,176
5.380% due 02/25/29 “ §	1,555,142	1,556,020
5.390% due 07/25/36 “ §	1,051,460	1,052,307
5.390% due 09/25/36 “ §	1,852,292	1,853,547
5.420% due 04/25/29 “ §	8,000,000	8,002,504
5.420% due 05/25/30 “ §	11,800,000	11,781,179
5.430% due 09/25/26 “ §	3,519,359	3,520,636
5.450% due 07/25/36 “ §	1,057,896	1,058,605
5.510% due 01/25/36 “ §	1,388,636	1,389,608
5.510% due 06/25/36 “ §	2,400,000	2,403,047
Credit Based Asset Servicing & Securitization LLC
5.390% due 01/25/37 “ §	1,339,970	1,340,587
5.410% due 12/25/37 ~ “ §	3,281,963	3,279,912
Equity One Asset-Backed Securities Inc
5.620% due 04/25/34 “ §	516,151	517,589
FBR Securitization Trust
5.440% due 10/25/35 “ §	105,536	105,592
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
First Franklin Mortgage Loan
Asset-Backed Certificates
5.370% due 11/25/36 “ §	$6,252,007	$6,255,450
5.370% due 12/25/36 “ §	796,656	796,921
5.410% due 01/25/36 “ §	3,141,881	3,144,391
5.460% due 05/25/35 “ §	272,949	273,145
5.690% due 12/25/34 “ §	857,017	858,563
Freddie Mac Structured Pass-Through Securities
5.580% due 08/25/31 “ §	554,700	557,453
Fremont Home Loan Trust
5.370% due 10/25/36 “ §	467,187	467,232
5.490% due 01/25/36 “ §	752,734	753,358
GSAA Trust
5.430% due 06/25/35 “ §	1,980,691	1,980,477
GSAMP Trust
5.390% due 10/25/36 “ §	556,096	556,443
5.430% due 11/25/35 “ §	76,700	76,754
5.610% due 03/25/34 “ §	1,037,511	1,039,310
Home Equity Asset Trust
5.380% due 05/25/37 “ §	488,251	488,424
5.400% due 05/25/36 ~ “ §	1,485,321	1,485,988
5.430% due 02/25/36 “ §	817,346	817,976
Honda Auto Receivables Owner Trust
5.342% due 11/15/07 “	1,927,445	1,927,445
HSI Asset Securitization Corp Trust
5.370% due 10/25/36 “ §	615,951	615,469
5.370% due 12/25/36 “ §	5,636,292	5,619,558
5.400% due 12/25/35 “ §	1,702,189	1,703,465
Hyundai Auto Receivables Trust
5.348% due 11/15/07 “	502,127	502,422
IndyMac Residential Asset-Backed Trust
5.370% due 11/25/36 “ §	1,303,519	1,304,402
5.410% due 03/25/36 “ §	3,437,824	3,440,315
5.420% due 03/25/36 “ §	1,166,011	1,166,841
JPMorgan Mortgage Acquisition Corp
5.360% due 08/25/36 “ §	565,332	565,726
5.370% due 11/25/28 “ §	1,172,968	1,173,537
5.370% due 08/25/36 “ §	2,808,637	2,810,225
5.390% due 11/25/36 “ §	740,905	741,313
5.530% due 06/25/35 “ §	231,865	232,270
Lehman XS Trust
5.390% due 05/25/46 “ §	1,647,482	1,646,968
5.400% due 04/25/46 “ §	4,784,838	4,783,345
5.400% due 07/25/46 “ §	2,824,007	2,825,612
5.400% due 11/25/46 “ §	3,663,352	3,664,786
Long Beach Mortgage Loan Trust
5.350% due 06/25/36 “ §	191,970	192,107
5.360% due 11/25/36 “ §	509,125	509,404
5.380% due 04/25/36 “ §	368,643	368,922
5.390% due 03/25/36 “ §	399,290	399,580
5.400% due 02/25/36 “ §	818,885	819,475
5.500% due 08/25/35 “ §	801,043	801,528
5.520% due 11/25/34 “ §	213,676	213,838
MASTR Asset-Backed Mortgages Securities Trust
5.370% due 01/25/37 “ §	2,750,875	2,752,081
5.380% due 09/25/36 “ §	267,654	267,821
MBNA Credit Card Master Note Trust
5.420% due 12/15/11 “ §	400,000	401,209
5.440% due 08/16/10 “ §	4,800,000	4,809,381
MBNA Master Credit Card Trust
5.505% due 09/15/10 “ §	500,000	501,148
Merrill Lynch Mortgage Investors Inc
5.350% due 06/25/37 “ §	1,012,955	1,013,633
5.370% due 05/25/37 “ §	2,231,136	2,232,525
5.380% due 10/25/37 “ §	1,806,411	1,807,536
5.390% due 08/25/36 “ §	11,267,180	11,261,895
5.390% due 07/25/37 “ §	1,993,477	1,994,584
5.400% due 01/25/37 “ §	528,030	528,382
5.477% due 06/25/36 “ §	800,112	800,473
Morgan Stanley Asset-Backed
Securities Capital I
5.350% due 06/25/36 “ §	201,100	201,225
5.360% due 06/25/36 “ §	326,683	326,887
5.360% due 07/25/36 “ §	8,145,895	8,150,409
5.360% due 10/25/36 “ §	2,020,202	2,018,939
5.360% due 01/25/37 “ §	3,499,883	3,497,695
5.370% due 09/25/36 “ §	1,844,903	1,846,051
5.370% due 10/25/36 “ §	1,267,586	1,268,288
5.370% due 11/25/36 “ §	463,136	463,424
5.400% due 12/25/35 “ §	112,618	112,693
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/36 “ §	414,204	414,406
Nelnet Student Loan Trust
5.320% due 10/27/14 “ §	655,604	655,958
5.450% due 07/25/16 “ §	1,428,386	1,430,764
5.450% due 10/25/16 “ §	1,581,892	1,583,233
New Century Home Equity Loan Trust
5.440% due 10/25/35 “ §	49,299	49,320
5.500% due 05/25/36 “ §	2,100,000	2,099,892
Newcastle Mortgage Securities Trust
5.390% due 03/25/36 “ §	888,318	888,985
Nissan Auto Lease Trust
5.347% due 12/14/07 “	501,059	501,059
Nomura Asset Acceptance Corp
5.460% due 01/25/36 ~ “ §	1,090,791	1,091,556
Nomura Home Equity Loan Inc
5.400% due 02/25/36 “ §	297,098	297,337
Option One Mortgage Loan Trust
5.360% due 02/25/37 “ §	333,715	333,901
5.370% due 07/25/36 “ §	273,267	273,450
5.420% due 11/25/35 “ §	900,017	900,673
Park Place Securities Inc
5.580% due 09/25/35 “ §	248,504	248,951
Renaissance Home Equity Loan Trust
5.700% due 12/25/32 “ §	348,079	348,336
Residential Asset Mortgage Products Inc
5.390% due 11/25/36 “ §	864,381	864,919
5.390% due 02/25/37 “ §	2,664,713	2,662,632
5.400% due 01/25/36 “ §	587,165	587,500
Residential Asset Securities Corp
5.360% due 06/25/36 “ §	3,221,892	3,224,046
5.380% due 08/25/30 “ §	2,444,849	2,443,321
5.390% due 03/25/36 “ §	1,007,202	1,007,895
5.390% due 04/25/36 “ §	280,473	280,708
5.390% due 11/25/36 “ §	6,129,450	6,133,548
5.420% due 10/25/35 “ §	797,389	797,939
Residential Funding Mortgage Securities II Inc
5.460% due 09/25/35 “ §	1,385,367	1,386,392
Saxon Asset Securities Trust
5.590% due 01/25/32 “ §	318,959	319,215
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/37 “ §	2,915,833	2,917,113
5.370% due 09/25/36 “ §	703,811	704,151
5.390% due 10/25/35 “ §	505,284	505,677
SG Mortgage Securities Trust
5.420% due 10/25/35 “ §	265,670	265,813
SLM Student Loan Trust
3.800% due 12/15/38 ~ “	3,200,000	3,123,472
5.330% due 10/25/12 “ §	2,721,403	2,720,979
5.340% due 04/25/12 “ §	1,336,430	1,336,222
5.350% due 10/25/18 “ §	1,836,612	1,835,464
Small Business Administration
Participation Certificates
4.880% due 11/01/24 “	13,582,398	13,411,799
Soundview Home Equity Loan Trust
5.350% due 07/25/36 “ §	2,954,716	2,956,091
5.360% due 11/25/36 “ §	1,900,240	1,900,789
5.370% due 10/25/36 “ §	2,754,569	2,756,284
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
5.380% due 11/25/36 ~ “ §	$1,526,492	$1,525,300
5.390% due 02/25/36 “ §	38,617	38,638
5.390% due 03/25/36 “ §	423,810	424,102
5.420% due 10/25/36 “ §	841,296	841,866
5.550% due 06/25/35 “ §	659,871	660,467
Specialty Underwriting & Residential Finance
5.350% due 06/25/37 “ §	268,988	269,170
5.365% due 11/25/37 “ §	334,040	333,831
5.380% due 01/25/38 “ §	486,100	486,279
Structured Asset Investment Loan Trust
5.370% due 07/25/36 “ §	320,766	320,537
5.410% due 07/25/35 “ §	34,587	34,606
Structured Asset Securities Corp
4.900% due 04/25/35 “ §	4,070,875	3,939,327
5.370% due 10/25/36 “ §	3,379,917	3,381,781
5.400% due 11/25/35 “ §	848,650	849,303
5.450% due 12/25/35 ~ “ §	2,586,673	2,588,570
Truman Capital Mortgage Loan Trust
5.660% due 01/25/34 ~ “ §	181,297	181,439
USAA Auto Owner Trust
5.030% due 11/17/08 “	849,779	849,927
Wachovia Auto Loan Owner Trust
5.358% due 11/09/07 ~ “	228,382	228,518

Total Asset-Backed Securities (Cost $299,562,798)		299,331,174

U.S. GOVERNMENT AGENCY ISSUES - 1.97%

Federal Home Loan Bank
5.500% due 03/02/09 #	12,900,000	12,900,000
Freddie Mac
5.300% due 01/09/12	50,000,000	50,061,250
Small Business Administration
4.504% due 02/10/14	7,839,348	7,622,084

Total U.S. Government Agency Issues (Cost $70,727,429)		70,583,334

U.S. TREASURY OBLIGATIONS - 107.66%

U.S. Treasury Bonds - 0.14%

6.625% due 02/15/27 #	4,100,000	4,974,456

U.S. Treasury Inflation Protected Securities - 106.82%

0.875% due 04/15/10 # ^	331,247,448	320,149,561
1.625% due 01/15/15 # ^	81,350,720	78,160,560
1.875% due 07/15/13 # ^	170,590,241	168,372,080
1.875% due 07/15/15 # ^	173,518,140	169,704,647
2.000% due 01/15/14 # ^	222,052,648	219,907,364
2.000% due 07/15/14 # ^	202,782,440	200,875,460
2.000% due 01/15/16 # ^	111,351,193	109,672,384
2.000% due 01/15/26 # ^	221,370,679	210,977,292
2.375% due 04/15/11 # ^	189,879,264	192,077,013
2.375% due 01/15/17 # ^	179,056,320	181,810,142
2.375% due 01/15/25 # ^	205,371,152	207,343,534
2.375% due 01/15/27 # ^	99,811,800	101,028,676
2.500% due 07/15/16 # ^	151,921,593	155,963,338
3.000% due 07/15/12 # ^	368,301,560	385,666,129
3.375% due 04/15/32 # ^	14,432,796	17,647,048
3.500% due 01/15/11 # ^	109,907,859	115,790,901
3.625% due 01/15/08 # ^	101,418,174	102,689,270
3.625% due 04/15/28 # ^	183,595,074	224,049,882
3.875% due 01/15/09 # ^	250,509,013	259,031,072
3.875% due 04/15/29 # ^	251,993,925	320,572,215
4.250% due 01/15/10 # ^	83,021,274	88,051,439

		3,829,540,007

U.S. Treasury Notes - 0.70%

4.500% due 02/28/11 #	6,700,000	6,692,938
4.875% due 04/30/11 #	18,400,000	18,627,130

		25,320,068

Total U.S. Treasury Obligations (Cost $3,870,897,959)		3,859,834,531

FOREIGN GOVERNMENT BONDS & NOTES - 0.68%

Canadian Government Bond (Canada)
3.000% due 12/01/36 ^	CAD 1,807,321	2,011,050
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR 2,753,125	3,905,514
Republic of Austria (Austria)
5.500% due 01/15/10	1,000,000	1,386,236
United Kingdom Gilt Inflation Linked Bond (United Kingdom)
2.500% due 05/20/09 ^	GBP 3,400,000	17,044,493

Total Foreign Government Bonds & Notes (Cost $22,147,717)		24,347,293

MUNICIPAL BONDS - 0.13%

California County Tobacco Securitization Agency
5.625% due 06/01/23	$600,000	605,334
City of Chicago IL ‘A’
4.750% due 01/01/30 ♦	900,000	925,890
4.750% due 01/01/36 ♦	600,000	615,066
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13	700,000	749,826
New York City Municipal Water
Finance Authority ‘D’
4.750% due 06/15/38 ♦	1,000,000	1,024,410
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	676,217

Total Municipal Bonds (Cost $4,354,276)		4,596,743

PURCHASED AND STRADDLE OPTIONS - 0.03% (See Note (f) to Notes to Schedule of Investments) (Cost $1,241,652)		975,326

SHORT-TERM INVESTMENTS - 68.42%

Certificates of Deposit - 7.21%

Abbey National Treasury Services PLC (United Kingdom)
5.270% due 07/02/08 §	30,000,000	29,988,995
BNP Paribas (France)
5.260% due 07/03/08 §	9,300,000	9,295,424
5.263% due 05/28/08 §	12,100,000	12,094,177
5.270% due 09/23/08 §	17,800,000	17,789,757
Calyon NY
5.340% due 01/16/09 §	10,600,000	10,596,371
Dexia Credit Local SA NY
5.270% due 09/29/08 §	3,400,000	3,398,022
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Fortis Bank NY
5.265% due 04/28/08 §	$7,500,000	$7,496,437
5.265% due 06/30/08 §	2,300,000	2,298,875
5.300% due 09/30/08 §	3,400,000	3,397,967
Nordea Bank Finland NY
5.263% due 03/31/08 §	1,000,000	999,822
5.298% due 05/28/08 §	12,500,000	12,493,286
Royal Bank of Canada NY
5.265% due 06/30/08 §	26,500,000	26,488,625
Skandinaviska Enskilda Banken NY
5.270% due 10/03/07 §	1,800,000	1,800,167
5.273% due 07/06/07 §	2,700,000	2,700,489
5.300% due 02/04/08 §	2,100,000	2,099,821
5.350% due 02/13/09 §	900,000	899,840
Societe Generale NY
5.258% due 06/11/07 §	3,100,000	3,099,938
5.270% due 03/26/08 §	17,800,000	17,794,805
The Royal Bank of Scotland NY
5.260% due 07/03/08 §	21,200,000	21,189,568
5.265% due 03/26/08 §	17,800,000	17,794,805
UniCredito Italiano NY
5.295% due 07/23/07 §	40,000,000	40,000,000
5.350% due 05/06/08 §	3,800,000	3,798,785
5.360% due 05/29/08 §	11,000,000	10,996,161

		258,512,137

Commercial Paper - 55.08%

Abbey National North America
5.220% due 05/24/07	69,100,000	68,568,966
5.220% due 06/11/07	3,000,000	2,968,170
ANZ National Ltd (Australia)
5.240% due 04/23/07	64,200,000	63,994,417
ASB Bank Ltd
5.240% due 05/22/07	9,100,000	9,032,448
Bank of America Corp
5.195% due 07/23/07	1,100,000	1,081,740
5.200% due 07/18/07	800,000	787,288
5.200% due 07/24/07	46,800,000	46,016,568
5.230% due 06/15/07	43,200,000	42,717,024
Bank of Ireland (Ireland)
5.235% due 05/08/07	9,600,000	9,548,348
5.240% due 04/25/07	40,800,000	40,657,472
5.240% due 05/01/07	53,500,000	53,266,383
5.240% due 05/02/07	500,000	497,744
Barclays U.S. Funding Corp
5.240% due 05/29/07	164,800,000	163,361,296
BNP Paribas Finance Inc
5.222% due 06/27/07	20,500,000	20,235,345
Calyon North America Inc
5.230% due 05/22/07	93,100,000	92,410,207
CBA Finance DE
5.235% due 05/21/07	94,600,000	93,912,179
DaimlerChrysler NA Holding Corp
5.345% due 06/22/07	8,200,000	8,100,042
Danske Corp
5.210% due 06/11/07	103,000,000	101,907,170
5.250% due 04/11/07	5,300,000	5,292,271
Dexia LLC DE
5.230% due 05/21/07	17,600,000	17,472,156
5.235% due 05/08/07	68,600,000	68,230,903
DnB NORBank ASA (Norway)
5.220% due 06/13/07	21,900,000	21,661,290
5.225% due 07/02/07	82,900,000	81,770,902
Fortis Funding LLC
5.250% due 04/10/07	94,600,000	94,475,838
General Electric Capital Corp
5.200% due 07/30/07	14,300,000	14,048,606
5.210% due 06/06/07	3,800,000	3,762,418
5.220% due 06/08/07	67,200,000	66,515,904
HBOS Treasury Services PLC (United Kingdom)
5.215% due 06/08/07	21,100,000	20,885,202
5.225% due 06/08/07	28,300,000	28,011,906
5.225% due 06/18/07	19,600,000	19,372,444
5.225% due 06/22/07	400,000	395,124
5.235% due 05/21/07	39,000,000	38,716,438
ING U.S. Funding LLC
5.220% due 06/21/07	3,600,000	3,556,620
5.220% due 06/22/07	104,900,000	103,637,169
IXIS
5.240% due 04/05/07	1,400,000	1,399,185
5.240% due 05/04/07	31,300,000	31,149,656
5.240% due 05/21/07	2,400,000	2,382,533
5.250% due 05/21/07	33,500,000	33,255,729
Rabobank USA Finance Corp
5.390% due 04/02/07	85,900,000	85,887,139
Skandinaviska Enskilda Banken AB (Sweden)
5.220% due 06/29/07	80,800,000	79,734,248
5.235% due 05/29/07	19,600,000	19,428,892
Societe Generale North America Inc
5.190% due 08/22/07	38,300,000	37,503,360
5.200% due 06/11/07	600,000	593,634
5.215% due 05/04/07	13,500,000	13,435,464
5.220% due 06/19/07	51,900,000	51,289,656
5.240% due 04/02/07	500,000	499,927
Swedbank AB (Sweden)
5.235% due 04/09/07	1,700,000	1,698,022
5.235% due 05/08/07	24,800,000	24,666,566
Time Warner Inc
5.360% due 04/12/07	3,700,000	3,693,940
UBS Finance LLC DE
5.160% due 06/12/07	34,000,000	33,634,500
5.185% due 07/06/07	2,400,000	2,365,944
5.215% due 05/08/07	66,200,000	65,845,177
5.215% due 06/08/07	2,500,000	2,475,374
5.225% due 05/15/07	1,000,000	993,614
5.225% due 06/05/07	500,000	495,130
5.235% due 04/24/07	100,000	99,666
5.235% due 05/22/07	1,600,000	1,588,134
UniCredito Italiano Bank PLC (Ireland)
5.225% due 05/22/07	49,600,000	49,232,857
Westpac Banking Corp (Australia)
5.225% due 06/06/07	24,700,000	24,455,717

		1,974,672,062

Foreign Government Issue - 2.07%

German Treasury Bills (Germany)
3.578% due 06/13/07	EUR 56,120,000	74,424,091

U.S. Government Agency Issue - 0.56%

Federal Home Loan Bank
5.000% due 04/02/07	$20,000,000	19,997,222

U.S. Treasury Bills - 0.49%

4.886% due 06/14/07 ☐	4,000,000	3,960,416
4.891% due 06/14/07 Ω	1,000,000	990,104
4.900% due 06/14/07 Ω	1,150,000	1,138,620
4.907% due 06/14/07 ☐	500,000	495,052
4.908% due 06/14/07 Ω	750,000	742,578
4.922% due 06/14/07 Ω	600,000	594,062
4.930% due 05/31/07 ‡	70,000	69,425
4.950% due 06/14/07 ‡	2,635,000	2,608,924
4.955% due 06/14/07 ‡	5,935,000	5,876,267
4.956% due 05/31/07 ‡	200,000	198,348
4.960% due 05/31/07 ‡	620,000	615,031
4.976% due 05/31/07 ‡	205,000	203,357

		17,492,184

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 3.01%

State Street Bank and Trust Co
4.350% due 04/02/07
(Dated 03/30/07, repurchase price
of $7,781,820; collateralized by U.S.
Treasury Notes: 4.500% due 02/28/11
and market value $7,934,788)	$7,779,000	$7,779,000

UBS AG
5.150% due 04/02/07
(Dated 03/30/07, repurchase price of
$100,042,917; collateralized by U.S.
Treasury Strips: 0.000% due 08/15/11
and market value $102,139,884)	100,000,000	100,000,000

		107,779,000

Total Short-Term Investments
(Cost $2,452,807,794)		2,452,876,696

TOTAL INVESTMENTS - 213.64% (Cost $7,665,784,884)		7,659,280,624

OTHER ASSETS & LIABILITIES, NET - (113.64%)		(4,074,136,939)

NET ASSETS - 100.00%		$3,585,143,685

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Investments sold short outstanding as of March 31, 2007:

	Principal
Type	Amount	Value

U.S. Treasury Notes
3.625% due 05/15/13 #	$2,200,000	$2,093,267
4.250% due 11/15/13 #	52,600,000	51,628,162
4.500% due 02/15/16 #	11,200,000	11,089,759
4.625% due 11/15/16 #	29,000,000	28,924,107
4.875% due 08/15/16 #	25,000,000	25,404,300

Total Investments sold short (Proceeds $119,812,890)		$119,139,595

(c) Securities with an approximate aggregate market value of $3,217,825 were pledged as collateral for securities purchased on delayed-delivery basis as of March 31, 2007.

(d) Forward foreign currency contracts outstanding as of March 31, 2007 were as follows:

		Principal
Contracts		Amount		Net Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	CAD	226,000	04/07	$2,241
Sell	CAD	4,741,000	04/07	(46,379)
Buy	CHF	11,358,000	06/07	33,610
Buy	CNY	288,139,473	01/08	446,909
Buy	CNY	143,900,302	03/08	70,664
Buy	CNY	237,059,211	03/09	(130,405)
Sell	EUR	44,282,000	04/07	(78,261)
Buy	GBP	707,000	04/07	20,975
Sell	GBP	11,354,000	04/07	(150,622)
Sell	GBP	267,000	04/07	375
Buy	JPY	255,649,000	05/07	61,270
Sell	JPY	945,357,564	05/07	19,579
Buy	PLN	861,000	04/07	9,975
Sell	PLN	861,000	04/07	(1,192)
Buy	PLN	861,000	09/07	1,251
Buy	RUB	7,051,000	12/07	2,133

				$262,123

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

(e) Securities with an approximate aggregate market value of $9,323,850 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of March 31, 2007:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (06/07)	309	$309,000,000	($275,050)
Eurodollar (09/07)	1,187	1,187,000,000	(472,019)
Eurodollar (12/07)	601	601,000,000	83,175
Eurodollar (03/08)	56	56,000,000	37,800
Eurodollar (09/08)	256	256,000,000	230,400
Eurodollar (12/08)	297	297,000,000	285,863
Eurodollar (03/09)	297	297,000,000	285,863
Eurodollar (06/09)	297	297,000,000	285,863
Japanese Government 10-Year Bonds (06/07)	137	JPY 13,700,000,000	(155,787)
United Kingdom 90-Day LIBOR Put Options Strike @ GBP 93.00 (03/08)	806	GBP 403,000,000	(9,781)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	977	488,500,000	(470,588)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	810	405,000,000	(392,956)
U.S. Treasury 5-Year Notes (06/07)	195	$19,500,000	99,023

Short Futures Outstanding

Euro-Bund 10-Year Note Call Options Strike @ EUR 116.50 (06/07)	280	EUR 28,000,000	55,248
Euro-Bund 10-Year Note Call Options Strike @ EUR 117.50 (06/07)	818	81,800,000	(133,022)
Euro-Bund 10-Year Note Put Options Strike @ EUR 113.50 (06/07)	280	28,000,000	58,867
Euro-Bund 10-Year Note Put Options Strike @ EUR 114.50 (06/07)	818	81,800,000	261,015
Eurodollar (06/08)	41	$41,000,000	(7,608)
U.S. Treasury 10-Year Notes (06/07)	2,281	228,100,000	1,396,313
U.S. Treasury 30-Year Bonds (06/07)	1,729	172,900,000	2,814,836

			$3,977,455

(f)	Purchased options outstanding as of March 31, 2007:

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Type	USD-LIBOR	Rate	Date	Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	5.250%	06/07/07	$119,000,000	$523,600	$760,410
Wachovia	Call - OTC 2-Year Interest Rate Swap	Pay	5.250%	06/07/07	26,000,000	95,671	166,140

			Strike Price

Morgan Stanley		Put - OTC U.S. Treasury Inflation Protected Securities 2.375% due 01/15/25	$53.00	04/17/07	190,800,000	44,719	—
Morgan Stanley		Put - OTC U.S. Treasury Inflation Protected Securities 3.625% due 01/15/08	96.00	04/17/07	232,000,000	54,375	—
Merrill Lynch		Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/14	85.00	04/23/07	200,000,000	46,875	—
Morgan Stanley		Put - OTC U.S. Treasury Inflation Protected Securities 3.875% due 04/15/29	70.75	05/21/07	200,000,000	46,875	—
Morgan Stanley		Put - OTC U.S. Treasury Inflation Protected Securities 3.000% due 07/15/12	85.00	05/21/07	300,000,000	70,313	—
Morgan Stanley		Put - OTC U.S. Treasury Inflation Protected Securities 1.875% due 07/15/15	72.00	06/06/07	150,000,000	35,156	—
Goldman Sachs		Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/10	84.00	06/06/07	300,000,000	70,313	—
Morgan Stanley		Put - OTC U.S. Treasury Inflation Protected Securities 3.875% due 01/15/09	89.00	06/06/07	200,000,000	46,875	—
Merrill Lynch		Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 07/15/14	86.00	06/14/07	200,000,000	46,875	—
Morgan Stanley		Put - OTC U.S. Treasury Inflation Protected Securities 2.000% due 01/15/26	53.00	06/18/07	150,000,000	35,156	—
Goldman Sachs		Put - OTC U.S. Treasury Inflation Protected Securities 2.500% due 07/15/16	72.53	06/20/07	75,000,000	17,578	—

					Number of Contracts

Citigroup		Put - CME U.S. Treasury 5-Year Note Futures	103.00	05/25/07	195	3,680	3,047
Merrill Lynch		Call - CME U.S. Treasury 10-Year Note Futures	114.00	05/25/07	2,160	40,770	33,750
Merrill Lynch		Call - CBOT U.S. Treasury 30-Year Bond Futures	120.00	05/25/07	1,688	31,861	26,375
Merrill Lynch		Put - CME Eurodollar Futures (12/07)	91.50	12/17/07	1,315	12,492	8,219
Bear Stearns		Put - CME Eurodollar Futures (12/07)	92.25	12/17/07	150	1,425	938
Merrill Lynch		Put - CME Eurodollar Futures (03/08)	91.75	03/17/08	1,760	16,720	11,001
Merrill Lynch		Put - CME Eurodollar Futures (03/08)	92.00	03/17/08	34	323	213

						$1,241,652	$1,010,093

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

(g)	Purchased straddle options outstanding as of March 31, 2007:

			Expiration	Notional
Counterparty	Type	Strike Price (1)	Date	Amount	Cost	Value

Bank of America	Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	$—	04/19/07	$8,100,000	$—	($1,835)
Goldman Sachs	Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	—	04/19/07	61,000,000	—	(71,385)
Royal Bank of Scotland	Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	—	09/26/07	17,800,000	—	38,453

					$—	($34,767)

(1)	Strike price and final cost/premium are determined on a future date based upon implied volatility parameters.
(h)	Transactions in written options for the period ended March 31, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2006	293,200,176	$1,748,693
Call Options Written	980	392,642
Put Options Written	980	288,221
Call Options Repurchased	(115,100,088)	(431,695)
Put Options Repurchased	(115,100,088)	(694,658)

Outstanding, March 31, 2007	63,001,960	$1,303,203

(i)	Premiums received and value of written options outstanding as of March 31, 2007:

		Pay/Receive Floating
		Rate Based on	Exercise	Expiration	Notional
Counterparty	Type	3-Month USD-Libor	Rate	Date	Amount	Premium	Value

Wachovia	Call - OTC 5-Year Interest Rate Swap	Receive	5.325%	06/07/07	$11,000,000	$93,500	$177,034
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	52,000,000	528,840	866,060
			Strike Price		Number of Contracts

Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures		$105.00	05/25/07	370	143,329	11,563
Goldman Sachs	Call - CBOT U.S. Treasury 10-Year Note Futures		105.00	05/25/07	490	120,908	15,313
JPMorgan Chase	Put - CBOT U.S. Treasury 10-Year Note Futures		107.00	05/25/07	120	23,985	35,625
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures		108.00	05/25/07	370	131,766	294,843
Goldman Sachs	Call - CBOT U.S. Treasury 10-Year Note Futures		108.00	05/25/07	490	206,890	390,469
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures		110.00	05/25/07	120	53,985	20,625

						$1,303,203	$1,811,532

(j)	Restricted securities as of March 31, 2007:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets

Georgia-Pacific Corp ‘B’
03/10/06 - 06/30/06	7.100%	12/20/12	$248,214	$249,784	0.01%
02/13/06 - 06/30/06	7.340%	12/20/12	2,714,286	2,731,451	0.07%
Pylon Ltd
11/14/06	5.396%	12/29/08	385,721	404,681	0.01%
Shackleton Re Ltd ‘B’
07/27/06	13.371%	08/01/08	1,500,000	1,522,500	0.04%
Shackleton Re Ltd ‘C’
07/27/06	12.875%	08/01/08	2,979,238	3,000,000	0.09%

			$7,827,459	$7,908,416	0.22%

(k)	Credit default swaps outstanding as of March 31, 2007:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (2)	Fixed Rate	Date	Amount	(Depreciation)

JPMorgan Chase	General Motors Corp 7.125% due 07/15/13	Sell	6.400%	06/20/07	$2,000,000	$25,471
UBS	Ford Motor Credit Co 7.000% due 10/01/13	Sell	5.250%	09/20/07	6,500,000	138,055
HSBC	Russian Federation 7.500% due 03/31/30	Sell	0.280%	11/20/07	4,000,000	1,211
HSBC	Russian Federation 7.500% due 03/31/30	Sell	0.240%	02/20/08	5,000,000	(637)
Barclays	Vnesheconom Bank 0.000% due 07/12/09	Sell	0.650%	11/20/08	2,600,000	8,817
Barclays	Republic of Panama 8.875% due 09/30/27	Sell	0.300%	12/20/08	6,800,000	4,319
Morgan Stanley	Republic of Panama 8.875% due 09/30/27	Sell	0.300%	12/20/08	2,300,000	1,461
Deutsche Bank	Russian Federation 7.500% due 03/31/30	Sell	0.325%	12/20/08	4,500,000	1,579
Barclays	Russian Federation 7.500% due 03/31/30	Sell	0.330%	12/20/08	4,600,000	1,995
Barclays	Republic of Peru 8.750% due 11/21/33	Sell	0.350%	12/20/08	4,600,000	(2,257)
Lehman Brothers	Republic of Peru 9.125% due 02/21/12	Sell	0.370%	12/20/08	4,500,000	(717)
Deutsche Bank	Republic of Indonesia 6.750% due 03/10/14	Sell	0.510%	12/20/08	9,400,000	17,573
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

		Buy/Sell	(Pay)/Receive	Expiration	Notional	Unrealized
Counterparty	Reference Entity	Protection (2)	Fixed Rate	Date	Amount	Appreciation

Barclays	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.780%	12/20/08	$4,600,000	$16,466
Deutsche Bank	Ukraine Government Bond 7.650% due 06/11/13	Sell	0.790%	12/20/08	4,500,000	16,851
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.400%	06/20/11	700,000	40,403
Goldman Sachs	Masco Corp 5.875% due 07/15/12	Buy	(0.500)%	03/20/12	2,000,000	20,509
Lehman Brothers	Centex Corp 5.250% due 06/15/15	Buy	(0.570)%	03/20/12	1,000,000	27,443
Bank of America	D.R. Horton Inc 5.375% due 06/15/12	Buy	(0.750)%	03/20/12	1,000,000	16,239
Lehman Brothers	United Mexican States 7.500% due 04/08/33	Sell	0.670%	01/20/17	3,300,000	2,251

						$337,032

(2) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.
(l)	Interest rate swaps outstanding as of March 31, 2007:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

JPMorgan Chase	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP 24,900,000	($273,138)
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	55,100,000	(910,436)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$566,000,000	2,755,001
Barclays	3-Month USD-LIBOR	Pay	5.000%	06/20/09	22,100,000	(23,451)
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	06/20/09	8,800,000	(9,338)
Citigroup	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	AUD 14,800,000	(17,659)
Deutsche Bank	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	58,000,000	(57,643)
JPMorgan Chase	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	9,700,000	(12,243)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	6,000,000	(4,519)
Credit Suisse	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP 29,000,000	(335,365)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	21,400,000	(219,637)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.103%	09/24/10	EUR 10,000,000	206,401
BNP Paribas	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	5,300,000	119,374
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	1,100,000	23,911
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	3,800,000	77,076
BNP Paribas	France CPI Excluding Tobacco	Pay	2.040%	02/21/11	10,200,000	158,349
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.028%	10/15/11	7,400,000	106,804
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11	15,100,000	266,597
JPMorgan Chase	France CPI Excluding Tobacco	Pay	1.973%	12/15/11	12,100,000	48,492
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.976%	12/15/11	10,800,000	56,305
BNP Paribas	France CPI Excluding Tobacco	Pay	1.988%	12/15/11	15,600,000	74,799
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	3,800,000	2,873
BNP Paribas	France CPI Excluding Tobacco	Pay	1.983%	03/15/12	6,000,000	4,112
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12	34,400,000	98,339
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12	1,100,000	—
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12	4,100,000	—
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12	2,000,000	—
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/12	$78,400,000	(558,627)
Citigroup	3-Month USD-LIBOR	Pay	5.000%	06/20/12	3,800,000	23,350
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	06/20/14	15,400,000	92,554
Goldman Sachs	6-Month GBP-LIBOR	Receive	5.000%	09/15/15	GBP 13,400,000	240,475
Barclays	France CPI Excluding Tobacco	Pay	2.138%	01/19/16	EUR 1,800,000	23,065
BNP Paribas	France CPI Excluding Tobacco	Pay	2.150%	01/19/16	15,000,000	294,757
Barclays	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN 49,000,000	237,101
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16	EUR 7,500,000	(29,827)
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16	7,500,000	54,777
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.353%	10/15/16	7,100,000	54,430
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	MXN 36,800,000	87,723
Barclays	United Kingdom RPI Index	Pay	3.100%	11/14/16	GBP 10,000,000	(75,834)
Barclays	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/17	MXN 35,000,000	86,205
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR 21,800,000	786,835
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/17	$31,900,000	731,117
Barclays	3-Month USD-LIBOR	Receive	5.000%	06/20/17	64,000,000	86,977
Citigroup	3-Month USD-LIBOR	Receive	5.000%	06/20/17	65,500,000	1,380,676
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	06/20/17	18,000,000	412,542
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/17	200,000	4,574
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/20/21	23,400,000	(884,723)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/20/26	24,700,000	(1,178,995)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/27	CAD 10,000,000	(164,702)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/27	$15,000,000	(235,734)
Deutsche Bank	3-Month Canadian Bank Bill	Pay	5.500%	06/15/35	CAD 5,800,000	(236,132)
Merrill Lynch	3-Month Canadian Bank Bill	Pay	5.500%	06/15/35	10,800,000	(436,135)
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP 15,000,000	$358,850
Credit Suisse	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	11,500,000	274,392
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	6,700,000	1,066,164
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/37	$30,000,000	(710,037)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	06/20/37	7,100,000	38,006

						$3,958,828

(m)	Securities with an approximate aggregate market value of $4,455,450 were pledged as collateral for swap contracts as of March 31, 2007.
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.14%

Asset-Backed Securities - 1.10%

Ford Credit Auto Owner Trust
5.357% due 12/15/07 ~ “	$9,440,536	$9,440,536
General Electric Equipment Midticket LLC
5.301% due 12/15/07 “	2,373,990	2,373,990

		11,814,526

Certificates of Deposit - 5.51%

Royal Bank of Canada NY
5.265% due 12/05/07 §	24,500,000	24,496,668
Societe Generale NY
5.265% due 09/21/07 §	34,750,000	34,746,714

		59,243,382

Commercial Paper - 84.40%

3M Co
5.200% due 06/14/07	11,050,000	10,931,888
Abbott Laboratories
5.230% due 04/13/07	15,000,000	14,973,850
5.240% due 04/25/07	10,000,000	9,965,067
Air Products & Chemicals Inc
5.300% due 04/03/07	30,000,000	29,991,167
American Honda Finance Corp
5.210% due 04/16/07	15,000,000	14,967,438
Anheuser-Busch Cos Inc
5.180% due 04/09/07	15,000,000	14,982,733
5.200% due 04/05/07	19,875,000	19,863,517
Bank of Nova Scotia (Canada)
5.230% due 04/03/07	34,500,000	34,489,976
BASF AG (Germany)
5.240% due 04/03/07	29,650,000	29,641,369
Becton Dickinson & Co
5.200% due 04/03/07	5,533,000	5,531,402
BNP Paribas Finance Inc
5.245% due 04/12/07	35,000,000	34,943,908
Caterpillar Financial Services Corp
5.250% due 04/10/07	34,350,000	34,304,916
CBA Finance DE
5.245% due 04/16/07	14,880,000	14,847,481
5.245% due 04/20/07	10,000,000	9,972,318
Cintas Corp
5.230% due 04/18/07	17,220,000	17,177,471
5.410% due 04/02/07	5,000,000	4,999,249
Colgate-Palmolive Co
5.240% due 04/20/07	33,800,000	33,706,524
Electricite de France (France)
5.240% due 04/12/07	22,325,000	22,289,255
Emerson Electric Co
5.230% due 04/10/07	8,965,000	8,953,278
5.230% due 04/12/07	20,000,000	19,968,039
Florida Power & Light Co
5.250% due 04/02/07	16,340,000	16,337,617
General Electric Capital Corp
5.200% due 04/04/07	35,000,000	34,984,833
Hewlett-Packard Co
5.240% due 04/04/07	20,000,000	19,991,267
5.250% due 04/10/07	15,000,000	14,980,312
Honeywell International Inc
5.230% due 04/13/07	20,000,000	19,965,133
5.250% due 04/11/07	9,800,000	9,785,708
Illinois Tool Works Inc
5.220% due 04/09/07	19,750,000	19,727,090
International Business Machines Corp
5.230% due 04/16/07	35,000,000	34,923,729
John Deere Capital Corp
5.240% due 04/23/07	11,700,000	11,662,534
Johnson & Johnson
5.190% due 04/12/07	9,525,000	9,509,895
5.210% due 04/13/07	25,000,000	24,956,583
Medtronic Inc
5.230% due 04/26/07	5,000,000	4,981,840
National Rural Utilities Cooperative Finance Corp
5.240% due 04/10/07	10,000,000	9,986,900
5.260% due 04/25/07	19,500,000	19,431,620
New York Life Capital Corp
5.200% due 05/01/07	30,000,000	29,870,000
NSTAR Electric Co
5.230% due 04/05/07	29,500,000	29,482,857
Sysco Corp
5.230% due 05/14/07	14,500,000	14,409,419
Target Corp
5.240% due 04/09/07	18,230,000	18,208,772
The Coca-Cola Co
5.190% due 04/02/07	34,875,000	34,869,972
Toyota Motor Credit Corp
5.225% due 04/06/07	39,100,000	39,071,625
UBS Finance LLC DE
5.240% due 04/13/07	35,000,000	34,938,867
United Technologies Corp
5.230% due 05/02/07	10,000,000	9,954,964
5.240% due 04/03/07	24,720,000	24,712,804
Wal-Mart Stores Inc
5.180% due 04/17/07	35,000,000	34,919,422

		908,164,609

Corporate Notes - 4.56%

Allstate Life Global Funding Trusts
5.290% due 04/11/08 §	29,500,000	29,500,000
American Honda Finance Corp
5.320% due 02/20/08 ~ §	19,600,000	19,600,000

		49,100,000

U.S. Government Agency Issues - 4.57%

Federal Home Loan Bank
5.250% due 12/26/07	24,650,000	24,650,000
5.250% due 02/01/08	24,550,000	24,550,000

		49,200,000

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $24,009; collateralized by U.S. Treasury Bills: 5.060% due 05/03/07 and market value $24,875)	24,000	24,000

Total Short-Term Investments (Amortized Cost $1,077,546,517)		1,077,546,517

TOTAL INVESTMENTS - 100.14% (Amortized Cost $1,077,546,517)		1,077,546,517

OTHER ASSETS & LIABILITIES, NET - (0.14%)		(1,463,730)

NET ASSETS - 100.00%		$1,076,082,787

Note to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
WARRANTS - 0.00%

Utilities - 0.00%

Metricom Inc *
Exp. 02/15/10	3,000	$30
NTELOS Inc * ~
Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		70

PREFERRED STOCKS - 0.40%

Financial Services - 0.40%

Sovereign REIT ~	2,200	3,428,700

Total Preferred Stocks (Cost $1,958,000)		3,428,700

COMMON STOCKS - 0.00%

Energy - 0.00%

Dynegy Inc ‘A’ *	1,380	12,779

Total Common Stocks (Cost $0)		12,779

EXCHANGE TRADED FUNDS - 0.42%

NASDAQ-100 Index Tracking Stock †	30,000	1,305,900
Standard & Poor’s Depository Receipts Trust 1 †	16,000	2,272,800

Total Exchange Traded Funds (Cost $2,926,230)		3,578,700

	Principal
	Amount
CORPORATE BONDS & NOTES - 92.41%

Autos & Transportation - 6.28%

American Axle & Manufacturing Holdings Inc
7.875% due 03/01/17	$1,000,000	1,002,500
ArvinMeritor Inc
8.750% due 03/01/12 †	2,000,000	2,075,000
Ashtead Capital Inc
9.000% due 08/15/16 ~	2,000,000	2,140,000
Avis Budget Car Rental LLC
7.625% due 05/15/14 ~	1,500,000	1,537,500
7.860% due 05/15/14 † ~ §	1,000,000	1,025,000
Continental Airlines Inc
8.750% due 12/01/11	2,000,000	1,970,000
Cooper-Standard Automotive Inc
7.000% due 12/15/12 †	1,000,000	937,500
Ford Motor Co
7.450% due 07/16/31 †	4,000,000	3,115,000
General Motors Corp
7.125% due 07/15/13 †	4,000,000	3,750,000
8.250% due 07/15/23 †	1,000,000	905,000
8.375% due 07/15/33 †	2,500,000	2,256,250
Grupo Transportacion Ferroviaria Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	2,160,000
GulfMark Offshore Inc
7.750% due 07/15/14	2,000,000	2,040,000
Hertz Corp
8.875% due 01/01/14	4,000,000	4,330,000
10.500% due 01/01/16	500,000	572,500
K&F Acquisition Inc
7.750% due 11/15/14	2,000,000	2,135,000
Kansas City Southern de Mexico SA de CV (Mexico)
7.625% due 12/01/13 ~	2,000,000	2,027,500
Keystone Automotive Operations Inc
9.750% due 11/01/13	1,000,000	977,500
Lear Corp
8.500% due 12/01/13 †	500,000	485,625
Navios Maritime Holdings Inc
9.500% due 12/15/14 ~	1,000,000	1,046,250
PHI Inc
7.125% due 04/15/13	2,000,000	1,920,000
Tenneco Inc
8.625% due 11/15/14 †	1,000,000	1,047,500
10.250% due 07/15/13	3,000,000	3,285,000
The Goodyear Tire & Rubber Co
8.625% due 12/01/11 ~	750,000	810,000
9.000% due 07/01/15 †	1,500,000	1,653,750
9.140% due 12/01/09 ~ §	250,000	252,188
The Greenbrier Cos Inc
8.375% due 05/15/15	2,500,000	2,550,000
TRW Automotive Inc
7.000% due 03/15/14 ~	3,000,000	2,955,000
United Components Inc
9.375% due 06/15/13	1,500,000	1,560,000
Visteon Corp
8.250% due 08/01/10 †	1,000,000	1,025,000

		53,546,563

Consumer Discretionary - 26.79%

Allied Waste North America Inc
6.875% due 06/01/17	3,000,000	3,022,500
7.125% due 05/15/16	2,000,000	2,045,000
7.250% due 03/15/15	3,000,000	3,075,000
7.875% due 04/15/13	1,000,000	1,042,500
9.250% due 09/01/12	983,000	1,041,980
AMC Entertainment Inc
8.000% due 03/01/14	2,000,000	2,045,000
Aramark Corp
8.500% due 02/01/15 ~	3,000,000	3,135,000
Asbury Automotive Group Inc
7.625% due 03/15/17 ~	1,000,000	1,007,500
AutoNation Inc
7.000% due 04/15/14	500,000	507,500
7.360% due 04/15/13 † §	500,000	507,500
Boyd Gaming Corp
6.750% due 04/15/14	2,000,000	2,005,000
Buffets Inc
12.500% due 11/01/14	1,500,000	1,567,500
C&M Finance Ltd (Cayman)
7.901% due 02/01/11 ~ §	1,000,000	1,033,750
8.100% due 02/01/16 ~	1,000,000	1,052,500
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	2,000,000	2,250,000
Carriage Services Inc
7.875% due 01/15/15	1,000,000	1,032,500
CBD Media Holdings LLC
9.250% due 07/15/12 †	2,500,000	2,631,250
CBD Media Inc
8.625% due 06/01/11	1,000,000	1,032,500
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
CCO Holdings LLC
8.750% due 11/15/13	$1,000,000	$1,040,000
Charter Communications Holdings II LLC
10.250% due 09/15/10	4,000,000	4,240,000
Charter Communications Operating LLC
8.000% due 04/30/12 † ~	4,000,000	4,185,000
Clear Channel Communications Inc
5.500% due 09/15/14	500,000	443,307
6.250% due 03/15/11 †	500,000	498,015
Compagnie Generale de
Geophysique-Veritas (France)
7.500% due 05/15/15 †	2,500,000	2,587,500
Corrections Corp of America
7.500% due 05/01/11	2,000,000	2,065,000
CSC Holdings Inc
7.625% due 04/01/11	3,000,000	3,090,000
Dex Media Inc
8.000% due 11/15/13	1,500,000	1,578,750
Dex Media West LLC
9.875% due 08/15/13	3,418,000	3,746,983
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,820,000
8.375% due 03/15/13	848,000	897,820
EchoStar DBS Corp
6.625% due 10/01/14	1,500,000	1,513,125
7.125% due 02/01/16	3,500,000	3,631,250
Education Management LLC
10.250% due 06/01/16	1,500,000	1,635,000
French Lick Resorts & Casino LLC
10.750% due 04/15/14 ~	1,000,000	845,000
FTI Consulting Inc
7.750% due 10/01/16	1,000,000	1,055,000
Galaxy Entertainment Finance Co Ltd (United Kingdom)
9.875% due 12/15/12 ~	3,000,000	3,292,500
General Nutrition Centers Inc
9.796% due 03/15/14 ~ §	2,000,000	1,970,000
Great Canadian Gaming Corp (Canada)
7.250% due 02/15/15 ~	1,500,000	1,516,875
Greektown Holdings LLC
10.750% due 12/01/13 ~	2,000,000	2,150,000
GSC Holdings Corp
9.235% due 10/01/11 §	2,000,000	2,075,000
Hanesbrands Inc
8.735% due 12/15/14 ~ §	1,000,000	1,023,750
Herbst Gaming Inc
8.125% due 06/01/12	1,500,000	1,522,500
Idearc Inc
8.000% due 11/15/16 ~	1,500,000	1,550,625
Iron Mountain Inc
7.750% due 01/15/15 †	1,000,000	1,025,000
8.625% due 04/01/13	2,000,000	2,068,000
Isle of Capri Casinos Inc
7.000% due 03/01/14 †	1,000,000	985,000
Jarden Corp
7.500% due 05/01/17 †	2,000,000	2,030,000
Lamar Media Corp
6.625% due 08/15/15	2,500,000	2,450,000
Landry’s Restaurants Inc
7.500% due 12/15/14	3,500,000	3,465,000
Las Vegas Sands Corp
6.375% due 02/15/15	4,000,000	3,840,000
Levi Strauss & Co
8.875% due 04/01/16	2,500,000	2,687,500
12.250% due 12/15/12	1,500,000	1,653,750
Marquee Holding Inc
0.000% due 08/15/14 † §	1,000,000	882,500
Mediacom Broadband LLC
8.500% due 10/15/15 ~	1,000,000	1,027,500
8.500% due 10/15/15 †	2,000,000	2,055,000
Mediacom LLC
9.500% due 01/15/13	3,500,000	3,618,125
Medianews Group Inc
6.875% due 10/01/13	2,500,000	2,287,500
MediMedia USA Inc
11.375% due 11/15/14 ~	250,000	264,063
MGM MIRAGE
6.625% due 07/15/15	1,000,000	965,000
6.750% due 09/01/12	1,500,000	1,498,125
6.875% due 04/01/16	1,000,000	977,500
7.625% due 01/15/17 †	3,000,000	3,052,500
Michaels Stores Inc
10.000% due 11/01/14 † ~	2,000,000	2,150,000
11.375% due 11/01/16 ~	2,000,000	2,165,000
Mobile Services Group Inc
9.750% due 08/01/14 ~	1,000,000	1,062,500
Mohegan Tribal Gaming Authority
7.125% due 08/15/14	1,000,000	1,020,000
Morris Publishing Group LLC
7.000% due 08/01/13	3,000,000	2,880,000
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	2,025,000
Neiman-Marcus Group Inc
9.000% due 10/15/15	2,500,000	2,750,000
10.375% due 10/15/15	500,000	560,000
Network Communications Inc
10.750% due 12/01/13	2,000,000	2,052,500
Nielsen Finance LLC
0.000% due 08/01/16 ~ §	1,500,000	1,057,500
10.000% due 08/01/14 ~	2,000,000	2,190,000
NPC International Inc
9.500% due 05/01/14	1,000,000	1,040,000
Penn National Gaming Inc
6.875% due 12/01/11	1,000,000	1,005,000
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,545,000
PRIMEDIA Inc
8.875% due 05/15/11	2,500,000	2,581,250
10.735% due 05/15/10 §	1,000,000	1,040,000
Rayovac Corp
8.500% due 10/01/13	500,000	477,500
R.H. Donnelley Corp
6.875% due 01/15/13 †	3,000,000	2,932,500
8.875% due 01/15/16	3,000,000	3,202,500
Riddell Bell Holdings Inc
8.375% due 10/01/12	2,000,000	1,985,000
Rental Services Corp
9.500% due 12/01/14 ~	1,000,000	1,070,000
River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,210,000
Salem Communications Corp
7.750% due 12/15/10	3,000,000	3,075,000
Sally Holdings LLC
9.250% due 11/15/14 ~	1,000,000	1,032,500
10.500% due 11/15/16 † ~	1,000,000	1,032,500
San Pasqual Casino
8.000% due 09/15/13 ~	1,000,000	1,033,750
Sbarro Inc
10.375% due 02/01/15 ~	500,000	522,500
Sealy Mattress Co
8.250% due 06/15/14 †	1,500,000	1,586,250
Seminole Hard Rock Entertainment Inc
7.848% due 03/15/14 ~ §	1,000,000	1,025,000
Service Corp International
7.375% due 10/01/14 †	500,000	522,500
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Sinclair Broadcast Group Inc
8.000% due 03/15/12 †	$3,000,000	$3,120,000
Sirius Satellite Radio Inc
9.625% due 08/01/13	3,000,000	3,026,250
Six Flags Inc
8.875% due 02/01/10	1,000,000	1,012,500
9.750% due 04/15/13 †	1,000,000	957,500
Snoqualmie Entertainment Authority
9.125% due 02/01/15 ~	500,000	518,125
Station Casinos Inc
6.500% due 02/01/14	1,000,000	925,000
6.625% due 03/15/18	500,000	447,500
6.875% due 03/01/16	2,500,000	2,303,125
7.750% due 08/15/16	1,500,000	1,546,875
TDS Investor Corp
9.875% due 09/01/14 ~	3,000,000	3,157,500
The Geo Group Inc
8.250% due 07/15/13	2,500,000	2,618,750
The Reader’s Digest Association Inc
9.000% due 02/15/17 ~	2,000,000	1,935,000
Turning Stone Resort Casino Enterprise
9.125% due 09/15/14 ~	1,000,000	1,032,500
Umbrella Acquisition Inc
9.750% due 03/15/15 ~	4,000,000	4,005,000
United Auto Group Inc
7.750% due 12/15/16 ~	2,000,000	2,030,000
United Rentals North America Inc
6.500% due 02/15/12	2,000,000	2,005,000
7.750% due 11/15/13 †	1,500,000	1,548,750
Universal City Florida Holding Co
8.375% due 05/01/10	1,500,000	1,554,375
10.110% due 05/01/10 §	1,000,000	1,036,250
Valassis Communications Inc
8.250% due 03/01/15 † ~	4,000,000	3,940,000
Videotron Ltee (Canada)
6.375% due 12/15/15	500,000	493,750
6.875% due 01/15/14	3,000,000	3,045,000
VWR International Inc
8.000% due 04/15/14 †	3,000,000	3,142,500
Wesco Distribution Inc
7.500% due 10/15/17	2,500,000	2,512,500
Williams Scotsman Inc
8.500% due 10/01/15	2,500,000	2,631,250
Wimar Opco LLC
9.625% due 12/15/14 † ~	3,000,000	3,026,250
Wynn Las Vegas LLC
6.625% due 12/01/14 †	3,000,000	2,985,000
XM Satellite Radio Inc
9.860% due 05/01/13 §	3,000,000	2,985,000

		228,212,043

Consumer Staples - 2.82%

Constellation Brands Inc
7.250% due 09/01/16 †	2,250,000	2,289,375
Couche-Tard U.S. LP
7.500% due 12/15/13	2,000,000	2,065,000
Dean Foods Co
7.000% due 06/01/16 †	1,000,000	1,008,750
Dole Food Co Inc
7.250% due 06/15/10	1,000,000	960,000
8.875% due 03/15/11	356,000	353,330
Pilgrim’s Pride Corp
8.375% due 05/01/17 †	2,000,000	1,985,000
Reynolds American Inc
7.625% due 06/01/16 †	2,000,000	2,137,662
Rite Aid Corp
8.625% due 03/01/15	2,000,000	1,892,500
Smithfield Foods Inc
7.000% due 08/01/11 †	2,000,000	2,037,500
Stater Brothers Holdings Inc
8.125% due 06/15/12 †	1,000,000	1,035,000
8.855% due 06/15/10 §	5,000,000	5,100,000
SUPERVALU Inc
7.500% due 11/15/14	3,000,000	3,142,500

		24,006,617

Energy - 6.31%

Basic Energy Services Inc
7.125% due 04/15/16	2,000,000	1,940,000
Berry Petroleum Co
8.250% due 11/01/16	1,000,000	1,000,000
Chesapeake Energy Corp
6.375% due 06/15/15	1,000,000	1,000,000
6.500% due 08/15/17	1,000,000	992,500
7.000% due 08/15/14	1,500,000	1,552,500
7.500% due 09/15/13 †	1,000,000	1,050,000
Complete Production Services Inc
8.000% due 12/15/16 ~	2,000,000	2,060,000
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,015,000
7.500% due 12/15/15	2,000,000	2,030,000
Dynegy Holdings Inc
8.375% due 05/01/16	3,500,000	3,657,500
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	1,000,000	1,068,750
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	1,910,000
Hanover Compressor Co
7.500% due 04/15/13	500,000	515,000
9.000% due 06/01/14	1,000,000	1,087,500
Hanover Equipment Trust ‘B’
8.750% due 09/01/11	2,000,000	2,090,000
Holly Energy Partners LP
6.250% due 03/01/15	2,000,000	1,920,000
MarkWest Energy Partners LP
8.500% due 07/15/16	500,000	523,750
NRG Energy Inc
7.250% due 02/01/14 †	3,000,000	3,082,500
7.375% due 02/01/16	2,000,000	2,060,000
7.375% due 01/15/17	2,000,000	2,057,500
Peabody Energy Corp
6.875% due 03/15/13	2,000,000	2,045,000
7.375% due 11/01/16	1,000,000	1,057,500
Petrohawk Energy Corp
9.125% due 07/15/13 †	2,000,000	2,140,000
Quicksilver Resources Inc
7.125% due 04/01/16	1,500,000	1,485,000
Range Resources Corp
7.500% due 05/15/16 †	2,000,000	2,070,000
Regency Energy Partners LP
8.375% due 12/15/13 ~	2,000,000	2,050,000
SemGroup LP
8.750% due 11/15/15 † ~	3,000,000	3,060,000
The Griffin Coal Mining Co Ltd (Australia)
9.500% due 12/01/16 ~	2,000,000	2,120,000
The Williams Cos Inc
7.750% due 06/15/31	1,000,000	1,075,000
Whiting Petroleum Corp
7.000% due 02/01/14	2,000,000	1,960,000
7.250% due 05/01/12	1,000,000	987,500
Williams Partners LP
7.250% due 02/01/17 ~	1,000,000	1,062,500

		53,725,000

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Financial Services - 10.47%

Ace Cash Express Inc
10.250% due 10/01/14 ~	$500,000	$517,500
Arch Western Finance LLC
6.750% due 07/01/13	3,000,000	2,966,250
Buffalo Thunder Development Authority
9.375% due 12/15/14 ~	500,000	512,500
CCM Merger Inc
8.000% due 08/01/13 ~	3,000,000	3,030,000
Chukchansi Economic Development Authority
8.877% due 11/15/12 ~ §	1,000,000	1,030,000
Cosan Finance Ltd (Brazil)
7.000% due 02/01/17 ~	2,000,000	1,977,000
Dow Jones CDX NA HY
8.375% due 12/29/11 † ~	15,000,000	15,561,750
E*TRADE Financial Corp
7.875% due 12/01/15	1,000,000	1,083,750
8.000% due 06/15/11	4,000,000	4,230,000
Ford Motor Credit Co
8.110% due 01/13/12 §	4,000,000	3,914,684
9.750% due 09/15/10 ~	2,000,000	2,108,216
9.810% due 04/15/12 † §	2,000,000	2,122,920
9.875% due 08/10/11 †	1,000,000	1,059,937
10.605% due 06/15/11 ~ §	3,845,000	4,138,558
General Motors Acceptance Corp
6.000% due 12/15/11	2,000,000	1,941,770
6.875% due 09/15/11	6,500,000	6,512,448
8.000% due 11/01/31 †	4,000,000	4,300,524
Host Marriott LP
6.750% due 06/01/16	1,000,000	1,012,500
7.000% due 08/15/12	1,000,000	1,023,750
7.125% due 11/01/13 †	1,000,000	1,027,500
iPayment Inc
9.750% due 05/15/14	1,950,000	2,008,500
Momentive Performance Materials Inc
9.750% due 12/01/14 † ~	3,000,000	3,105,000
11.500% due 12/01/16 † ~	2,000,000	2,060,000
NCO Group Inc
10.230% due 11/15/13 ~ §	2,000,000	2,015,000
Nell AF Sarl (Luxembourg)
8.375% due 08/15/15 † ~	4,000,000	4,190,000
Rouse Co LP
6.750% due 05/01/13 ~	4,000,000	4,096,528
Thornburg Mortgage Inc
8.000% due 05/15/13	3,000,000	2,985,000
Ventas Realty LP
6.625% due 10/15/14 †	1,250,000	1,281,250
6.750% due 04/01/17 †	2,000,000	2,080,000
9.000% due 05/01/12 †	2,000,000	2,260,000
Yankee Acquisition Corp
8.500% due 02/15/15 † ~	2,000,000	2,035,000
9.750% due 02/15/17 † ~	1,000,000	1,017,500

		89,205,335

Health Care - 5.18%

Advanced Medical Optics Inc
7.500% due 05/01/17 ~ #	1,000,000	1,012,500
CDRV Investors Inc
9.860% due 12/01/11 ~ §	2,000,000	1,990,000
DaVita Inc
6.625% due 03/15/13 †	1,000,000	1,005,000
7.250% due 03/15/15 †	1,000,000	1,016,250
Elan Finance PLC (Ireland)
8.875% due 12/01/13 ~	2,000,000	2,042,500
9.360% due 11/15/11 §	1,000,000	1,022,500
Hanger Orthopedic Group Inc
10.250% due 06/01/14	1,500,000	1,601,250
HCA Inc
9.250% due 11/15/16 ~	4,000,000	4,325,000
9.625% due 11/15/16 ~	1,000,000	1,082,500
HealthSouth Corp
10.750% due 06/15/16 † ~	3,000,000	3,277,500
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	2,080,000
Multiplan Inc
10.375% due 04/15/16 ~	3,000,000	3,090,000
Omnicare Inc
6.750% due 12/15/13	1,000,000	1,008,750
6.875% due 12/15/15 †	1,500,000	1,520,625
Psychiatric Solutions Inc
10.625% due 06/15/13	1,500,000	1,650,000
Res-Care Inc
7.750% due 10/15/13	2,000,000	2,050,000
Select Medical Corp
7.625% due 02/01/15	2,000,000	1,810,000
11.080% due 09/15/15 † §	1,000,000	965,000
Sun Healthcare Group Inc
9.125% due 04/15/15 ~ #	500,000	515,000
Tenet Healthcare Corp
6.500% due 06/01/12	1,000,000	927,500
9.875% due 07/01/14 †	3,000,000	3,045,000
The Cooper Cos Inc
7.125% due 02/15/15 ~	1,000,000	1,020,000
The Jean Coutu Group PJC Inc (Canada)
7.625% due 08/01/12	1,500,000	1,597,618
Valeant Pharmaceuticals International
7.000% due 12/15/11	2,000,000	1,940,000
Vanguard Health Holding Co II LLC
9.000% due 10/01/14 †	2,500,000	2,543,750

		44,138,243

Integrated Oils - 1.96%

Chaparral Energy Inc
8.875% due 02/01/17 ~	1,500,000	1,515,000
Compton Petroleum Finance Corp (Canada)
7.625% due 12/01/13	3,000,000	2,947,500
Hilcorp Energy LP
7.750% due 11/01/15 ~	2,000,000	1,975,000
Plains Exploration & Production Co
7.000% due 03/15/17	1,000,000	1,010,000
Sabine Pass LNG LP
7.500% due 11/30/16 ~	4,000,000	4,040,000
Stallion Oilfield Services
9.750% due 02/01/15 ~	2,000,000	2,045,000
TNK-BP Finance SA (Luxembourg)
7.500% due 07/18/16 ~	2,000,000	2,115,000
Venoco Inc
8.750% due 12/15/11	1,000,000	1,010,000

		16,657,500

Materials & Processing - 11.71%

Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	1,000,000	960,000
Ainsworth Lumber Co Ltd (Canada)
9.100% due 10/01/10 §	1,000,000	800,000
Aleris International Inc
9.000% due 12/15/14 ~	1,000,000	1,055,000
10.000% due 12/15/16 ~	2,000,000	2,100,000
Ball Corp
6.625% due 03/15/18	2,000,000	1,992,500
Berry Plastics Holding Corp
8.875% due 09/15/14 †	500,000	513,750
9.230% due 09/15/14 §	1,500,000	1,545,000
Bowater Inc
6.500% due 06/15/13 †	2,000,000	1,815,000
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Buckeye Technologies Inc
8.500% due 10/01/13	$2,500,000	$2,625,000
Chemtura Corp
6.875% due 06/01/16 †	1,500,000	1,458,750
Cosipa Commercial Ltd (Brazil)
8.250% due 06/14/16 ~	2,000,000	2,265,000
Covalence Specialty Materials Corp
10.250% due 03/01/16 ~	3,000,000	3,015,000
Crown Americas LLC
7.625% due 11/15/13	3,000,000	3,101,250
7.750% due 11/15/15	1,000,000	1,045,000
Drummond Co Inc
7.375% due 02/15/16 ~	3,000,000	2,895,000
Dycom Industries Inc
8.125% due 10/15/15	2,000,000	2,110,000
FMG Finance Property Ltd (Australia)
10.625% due 09/01/16 ~	1,000,000	1,155,000
Freeport-McMoRan Copper & Gold Inc
6.875% due 02/01/14 †	1,000,000	1,031,250
8.250% due 04/01/15	2,000,000	2,157,500
10.125% due 02/01/10	2,000,000	2,115,000
Georgia Gulf Corp
9.500% due 10/15/14 † ~	500,000	482,500
Georgia-Pacific Corp
7.000% due 01/15/15 ~	1,000,000	1,010,000
7.125% due 01/15/17 ~	1,000,000	1,007,500
8.125% due 05/15/11	2,000,000	2,110,000
Graham Packaging Co Inc
8.500% due 10/15/12	2,000,000	2,040,000
9.875% due 10/15/14 †	2,000,000	2,050,000
Graphic Packaging International Corp
9.500% due 08/15/13 †	1,000,000	1,068,750
Greif Inc
6.750% due 02/01/17 ~	2,000,000	2,025,000
Hercules Inc
6.750% due 10/15/29	2,400,000	2,400,000
Hexion U.S. Finance Corp
9.750% due 11/15/14 ~	4,000,000	4,215,000
Huntsman LLC
11.500% due 07/15/12	660,000	740,850
11.625% due 10/15/10	1,300,000	1,415,375
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 † ~	1,000,000	962,500
Jefferson Smurfit Corp
8.250% due 10/01/12 †	2,000,000	2,010,000
Lyondell Chemical Co
8.250% due 09/15/16 †	3,000,000	3,225,000
10.500% due 06/01/13	1,000,000	1,100,000
11.125% due 07/15/12	1,000,000	1,075,000
MacDermid Inc
9.500% due 04/15/17 ~ #	500,000	515,000
Millennium America Inc
9.250% due 06/15/08 †	2,000,000	2,085,000
Nalco Co
8.875% due 11/15/13	2,000,000	2,135,000
NewPage Corp
10.000% due 05/01/12	1,500,000	1,648,125
Nortek Inc
8.500% due 09/01/14	4,000,000	3,910,000
Owens-Brockway Glass Containers Inc
8.250% due 05/15/13	2,000,000	2,095,000
Plastipak Holdings Inc
8.500% due 12/15/15 ~	1,000,000	1,065,000
PNA Group Inc
10.750% due 09/01/16 ~	1,000,000	1,080,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	1,990,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	2,000,000	2,175,000
Smurfit-Stone Container Enterprise Inc
8.000% due 03/15/17 ~	4,000,000	3,930,000
Steel Dynamics Inc
6.750% due 04/01/15 ~ #	2,000,000	2,012,500
Texas Industries Inc
7.250% due 07/15/13	1,000,000	1,035,000
The Mosaic Co
7.375% due 12/01/14 ~	1,000,000	1,047,500
7.625% due 12/01/16 ~	500,000	530,000
Tronox Worldwide LLC
9.500% due 12/01/12	2,000,000	2,130,000
Verso Paper Holdings LLC
9.125% due 08/01/14 ~	1,500,000	1,567,500
11.375% due 08/01/16 ~	1,000,000	1,052,500
Vitro SA de CV (Mexico)
8.625% due 02/01/12 ~	2,000,000	2,060,000
9.125% due 02/01/17 ~	1,000,000	1,030,000

		99,785,600

Multi-Industry - 0.76%

Bombardier Inc (Canada)
8.000% due 11/15/14 ~	1,000,000	1,040,000
J.B. Poindexter & Co Inc
8.750% due 03/15/14	2,000,000	1,875,000
PGS Solutions Inc
9.625% due 02/15/15 ~	500,000	506,566
RBS Global & Rexnord Corp
9.500% due 08/01/14 †	1,500,000	1,567,500
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,507,500

		6,496,566

Producer Durables - 2.66%

Alliant Techsystems Inc
6.750% due 04/01/16	2,000,000	2,010,000
Case New Holland Inc
7.125% due 03/01/14 †	1,500,000	1,567,500
Desarrolladora Homex SAB de CV (Mexico)
7.500% due 09/28/15	2,000,000	2,074,000
Esco Corp
8.625% due 12/15/13 ~	2,000,000	2,130,000
General Cable Corp
7.125% due 04/01/17 ~	1,000,000	1,011,250
Hawker Beechcraft Acquisition Co LLC
8.500% due 04/01/15 ~	1,000,000	1,041,250
K. Hovnanian Enterprises Inc
7.500% due 05/15/16	500,000	468,750
Standard Pacific Corp
6.500% due 08/15/10 †	2,000,000	1,915,000
Terex Corp
7.375% due 01/15/14	3,500,000	3,622,500
TransDigm Inc
7.750% due 07/15/14	2,000,000	2,075,000
7.750% due 07/15/14 ~	650,000	674,375
Vought Aircraft Industries Inc
8.000% due 07/15/11	2,000,000	1,970,000
Xerox Corp
7.625% due 06/15/13	2,000,000	2,107,500

		22,667,125

Technology - 4.62%

Alion Science & Technology Corp
10.250% due 02/01/15 ~	1,000,000	1,035,000
Amkor Technology Inc
7.750% due 05/15/13 †	1,500,000	1,475,625
Avago Technologies Finance Pte (Singapore)
10.125% due 12/01/13	2,000,000	2,175,000
11.875% due 12/01/15	500,000	565,000
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Celestica Inc (Canada)
7.625% due 07/01/13 †	$3,000,000	$2,820,000
DRS Technologies Inc
6.625% due 02/01/16	2,000,000	2,030,000
7.625% due 02/01/18	1,000,000	1,045,000
Freescale Semiconductor Inc
9.125% due 12/15/14 ~	3,000,000	2,992,500
9.230% due 12/15/14 ~ §	1,500,000	1,503,750
10.125% due 12/15/16 † ~	1,000,000	1,001,250
L-3 Communications Corp
6.375% due 10/15/15	2,000,000	1,992,500
Nortel Networks Ltd (Canada)
9.610% due 07/15/11 ~ §	500,000	537,500
10.125% due 07/15/13 ~	1,000,000	1,102,500
NXP BV (Netherlands)
8.110% due 10/15/13 ~ §	3,000,000	3,101,250
9.500% due 10/15/15 ~	1,000,000	1,037,500
Open Solutions Inc
9.750% due 02/01/15 ~	1,000,000	1,035,000
Sanmina-SCI Corp
6.750% due 03/01/13 †	1,000,000	915,000
8.125% due 03/01/16 †	2,000,000	1,890,000
Seagate Technology HDD Holdings (Cayman)
6.800% due 10/01/16	2,000,000	2,020,000
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14	1,500,000	1,498,125
STATS ChipPAC Ltd (Singapore)
6.750% due 11/15/11	1,000,000	1,037,500
Sungard Data Systems Inc
9.125% due 08/15/13 †	3,000,000	3,232,500
10.250% due 08/15/15 †	1,000,000	1,096,250
Syniverse Technologies Inc
7.750% due 08/15/13 †	2,000,000	1,955,000
UGS Capital Corp II
10.348% due 06/01/11 ~ §	262,615	268,524

		39,362,274

Utilities - 12.85%

Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	142,000	156,200
AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	2,030,000
Cablevision Systems Corp
8.000% due 04/15/12 †	3,000,000	3,060,000
9.870% due 04/01/09 §	2,000,000	2,130,000
Centennial Communications Corp
10.000% due 01/01/13	2,000,000	2,167,500
11.110% due 01/01/13 §	2,000,000	2,115,000
Cincinnati Bell Inc
7.000% due 02/15/15	1,000,000	997,500
7.250% due 07/15/13 †	2,000,000	2,085,000
Citizens Communications Co
6.625% due 03/15/15 ~	3,000,000	2,988,750
Cricket Communications Inc
9.375% due 11/01/14 ~	1,000,000	1,065,000
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 † ~	2,500,000	2,431,250
Dobson Cellular Systems
9.875% due 11/01/12	1,000,000	1,095,000
Dobson Communications Corp
9.610% due 10/15/12 §	1,000,000	1,033,750
Edison Mission Energy
7.500% due 06/15/13	1,000,000	1,037,500
7.750% due 06/15/16	2,000,000	2,095,000
Ferrellgas Partners LP
8.750% due 06/15/12	3,000,000	3,127,500
Hawaiian Telcom Communications Inc
10.889% due 05/01/13 §	4,000,000	4,080,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,980,000
Intelsat Bermuda Ltd (Bermuda)
11.354% due 06/15/13 ~ §	2,000,000	2,155,000
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.250% due 01/15/13	4,500,000	4,713,750
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 †	3,000,000	3,360,000
Level 3 Financing Inc
8.750% due 02/15/17 ~	2,000,000	2,025,000
9.250% due 11/01/14 ~	1,000,000	1,032,500
MetroPCS Wireless Inc
9.250% due 11/01/14 ~	2,000,000	2,125,000
Midwest Generation LLC
8.750% due 05/01/34	8,000,000	8,720,000
Mirant Americas Generation LLC
8.300% due 05/01/11	2,000,000	2,060,000
Mirant North America LLC
7.375% due 12/31/13 †	2,250,000	2,317,500
Nevada Power Co
9.000% due 08/15/13	975,000	1,056,815
NTL Cable PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,120,000
Qwest Communications International Inc
7.250% due 02/15/11	5,000,000	5,143,750
7.500% due 02/15/14 †	3,000,000	3,105,000
Qwest Corp
7.500% due 10/01/14	500,000	530,000
7.875% due 09/01/11	4,000,000	4,270,000
8.605% due 06/15/13 §	1,000,000	1,095,000
8.875% due 03/15/12	1,000,000	1,110,000
Rural Cellular Corp
9.875% due 02/01/10	2,500,000	2,650,000
11.110% due 11/01/12 §	2,000,000	2,090,000
Sierra Pacific Resources
8.625% due 03/15/14 †	1,045,000	1,135,632
Southern Union Co
7.200% due 11/01/66 §	3,000,000	3,039,189
The AES Corp
7.750% due 03/01/14 †	5,000,000	5,275,000
8.750% due 05/15/13 ~	3,000,000	3,210,000
8.875% due 02/15/11	1,412,000	1,524,960
9.000% due 05/15/15 ~	1,000,000	1,073,750
West Corp
9.500% due 10/15/14 ~	3,000,000	3,120,000
11.000% due 10/15/16 † ~	1,000,000	1,060,000
Windstream Corp
8.125% due 08/01/13	2,500,000	2,718,750

		109,511,546

Total Corporate Bonds & Notes (Cost $765,648,998)		787,314,412

CONVERTIBLE CORPORATE BONDS - 0.10%

Health Care - 0.10%

Omnicare Inc
3.250% due 12/15/35	1,000,000	881,250

Total Convertible Corporate Bonds (Cost $1,000,000)		881,250

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
BANK LOAN OBLIGATIONS - 4.65%

Autos & Transportation - 0.35%

Lear Corp ‘B’
7.850% due 04/25/12 ◊ §	$2,091,000	$2,100,618
7.860% due 04/25/12 ◊ §	900,000	900,265

		3,000,883

Consumer Discretionary - 1.30%

Education Management LLC ‘B’
7.375% due 06/01/13 ◊ §	2,500	2,521
HBI Branded Apparel
9.110% due 03/05/14 ◊ §	1,000,000	1,026,719
Idearc Inc ‘B’
7.350% due 11/17/14 ◊ §	997,500	1,004,732
Levi Strauss & Co
7.590% due 03/27/14 ◊ # §	2,000,000	1,977,500
Univision Communications Inc ‘B’
7.570% due 09/15/14 ◊ # §	241,611	241,762
7.570% due 09/29/14 ◊ # §	3,758,389	3,760,738
7.820% due 03/29/09 ◊ # §	1,000,000	1,000,625
Wimar Landco LLC
7.850% due 07/03/08 ◊ §	2,000,000	2,011,608

		11,026,205

Health Care - 0.35%

HCA Inc ‘B’
7.600% due 11/18/13 ◊ §	2,992,500	3,021,491

Integrated Oils - 0.72%

Sandridge Energy Inc
8.625% due 04/01/15 ◊ §	4,000,000	4,070,000
Venoco Inc
9.875% due 03/30/11 ◊ §	2,000,000	2,020,000

		6,090,000

Materials & Processing - 0.35%

Georgia-Pacific Corp ‘B’
7.100% due 12/23/12 ◊ §	82,738	83,261
7.340% due 12/23/12 ◊ §	904,762	910,483
Ineos Holdings Ltd ‘B2’
7.580% due 12/16/13 ◊ §	990,000	1,002,478
Ineos Holdings Ltd ‘C2’
8.080% due 12/16/14 ◊ §	990,000	1,002,478

		2,998,700

Producer Durables - 0.18%

TransDigm Inc ‘B’
7.348% due 06/23/13 ◊ §	1,500,000	1,512,000

Technology - 0.43%

Advanced Micro Devices Inc ‘B’
7.570% due 12/31/13 ◊ §	2,637,385	2,655,667
Sanmina-SCI Corp ‘B’
7.875% due 01/31/08 ◊ §	1,000,000	1,004,792

		3,660,459

Utilities - 0.97%

Astoria ‘B’
7.320% due 02/23/13 ◊ §	2,254,312	2,268,965
7.340% due 02/23/13 ◊ §	6,556	6,599
Intelsat Subsidiary Holding Co Ltd
7.860% due 02/01/14 ◊ §	2,000,000	2,006,608
Leap Wireless Inc ‘B’
7.600% due 06/16/13 ◊ §	992,500	999,323
MetroPCS Wireless Inc ‘B’
7.625% due 11/03/13 ◊ §	1,102,500	1,108,548
7.875% due 11/03/13 ◊ §	1,875,000	1,885,286

		8,275,329

Total Bank Loan Obligations (Cost $39,301,340)		39,585,067

SHORT-TERM INVESTMENTS - 1.16%

Commercial Paper - 1.16%

Cintas Corp
5.410% due 04/02/07	6,000,000	5,999,098
Lowes Cos Inc
5.320% due 04/02/07	3,915,000	3,914,422

		9,913,520

Repurchase Agreement - 0.00%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $6,002; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $10,154)	6,000	6,000

Total Short-Term Investments (Cost $9,919,520)		9,919,520

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.14% (Cost $820,852,528)		844,720,498

	Shares
SECURITIES LENDING COLLATERAL - 15.14%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $128,970,107)	128,970,107	128,970,107

TOTAL INVESTMENTS - 114.28% (Cost $949,822,635)		973,690,605

OTHER ASSETS & LIABILITIES, NET - (14.28%)		(121,685,962)

NET ASSETS - 100.00%		$852,004,643

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
(b) Securities with a total aggregate market value of $5,000,000, or 0.59% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(c) Restricted securities as of March 31, 2007:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets

Advanced Micro Devices Inc ‘B’
10/24/06	7.570%	12/31/13	$2,637,385	$2,655,667	0.31%
Astoria ‘B’
08/31/06	7.320%	02/23/13	2,261,018	2,268,965	0.27%
02/23/06 - 08/31/06	7.340%	02/23/13	6,576	6,599	0.00%
Education Management LLC ‘B’
05/23/06	7.375%	06/01/13	2,500	2,521	0.00%
Georgia-Pacific Corp ‘B’
06/30/06	7.100%	12/23/12	82,738	83,261	0.01%
03/10/06 - 06/30/06	7.340%	12/23/12	904,762	910,483	0.10%
HBI Branded Apparel
10/26/06	9.110%	03/05/14	1,000,000	1,026,719	0.12%
HCA Inc ‘B’
11/14/06	7.600%	11/18/13	2,992,500	3,021,491	0.35%
Idearc Inc ‘B’
12/18/06	7.350%	11/17/14	997,500	1,004,732	0.12%
Ineos Holdings Ltd ‘B2’
01/31/06	7.580%	12/16/13	990,000	1,002,478	0.12%
Ineos Holdings Ltd ‘C2’
01/31/06	8.080%	12/16/14	990,000	1,002,478	0.12%
Intelsat Subsidiary Holding Co Ltd
01/11/07	7.860%	02/01/14	1,990,234	2,006,608	0.23%
Leap Wireless Inc ‘B’
05/25/06	7.600%	06/16/13	992,500	999,323	0.12%
Lear Corp ‘B’
04/24/06 - 06/30/06	7.850%	04/25/12	2,091,000	2,100,618	0.25%
04/24/06 - 06/30/06	7.860%	04/25/12	900,000	900,265	0.10%
Levi Strauss & Co
03/09/07	7.590%	03/27/14	1,985,127	1,977,500	0.23%
MetroPCS Wireless Inc ‘B’
12/24/06 - 02/01/07	7.625%	11/03/13	1,102,500	1,108,548	0.13%
12/24/06 - 02/01/07	7.875%	11/03/13	1,875,000	1,885,286	0.22%
Sandridge Energy Inc
03/07/07	8.625%	04/01/15	4,000,000	4,070,000	0.48%
Sanmina-SCI Corp ‘B’
10/19/06	7.875%	01/31/08	1,000,000	1,004,792	0.12%
TransDigm Inc ‘B’
06/23/06	7.348%	06/23/13	1,500,000	1,512,000	0.18%
Univision Communications Inc ‘B’
03/16/07	7.570%	09/15/14	241,611	241,762	0.03%
03/16/07	7.570%	09/29/14	3,758,389	3,760,738	0.44%
03/16/07	7.820%	03/29/09	1,000,000	1,000,625	0.12%
Venoco Inc
04/26/06	9.875%	03/30/11	2,000,000	2,020,000	0.24%
Wimar Landco LLC
01/04/07	7.850%	07/03/08	2,000,000	2,011,608	0.24%

			$39,301,340	$39,585,067	4.65%

(d) Bank Loan Notes have additional unfunded loan commitments. As of March 31, 2007, the portfolio had unfunded loan commitments of $25,006,249, which could be extended at the option of the borrower, pursuant to the following loan agreements.

Unfunded Loan
Borrower	Commitment

Freeport-McMoRan Copper & Gold Inc +	$5,000,000
Harrah’s Entertainment Inc	10,000,000
Univision Communications Inc	10,006,249

$25,006,249

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.94%

Autos & Transportation - 0.36%

Southwest Airlines Co	408,200	$6,000,540

Consumer Discretionary - 14.35%

Clear Channel Communications Inc	269,198	9,432,698
Gannett Co Inc	140,100	7,886,229
Kimberly-Clark Corp	550,400	37,696,896
Liberty Media Corp - Capital ‘A’ *	162,165	17,933,827
Liberty Media Corp - Interactive ‘A’ * †	759,825	18,099,032
Lowe’s Cos Inc	217,300	6,842,777
News Corp ‘B’ †	771,600	18,881,052
The Home Depot Inc †	155,000	5,694,700
The Walt Disney Co	43,800	1,508,034
Time Warner Inc	1,963,700	38,724,164
Viacom Inc ‘B’ *	852,500	35,046,275
Wal-Mart Stores Inc	921,300	43,255,035

		241,000,719

Consumer Staples - 10.47%

Altria Group Inc	342,300	30,057,363
Anheuser-Busch Cos Inc	247,200	12,473,712
Cadbury Schweppes PLC ADR † (United Kingdom)	597,900	30,714,123
Kraft Foods Inc ‘A’ †	622,100	19,695,686
The Coca-Cola Co	924,700	44,385,600
Unilever NV ‘NY’ (Netherlands)	1,321,100	38,602,542

		175,929,026

Financial Services - 27.44%

Aflac Inc	213,800	10,061,428
American International Group Inc	273,600	18,391,392
Bank of America Corp †	1,020,200	52,050,604
Barclays PLC ADR † (United Kingdom)	58,400	3,325,296
Berkshire Hathaway Inc ‘B’ *	4,113	14,971,320
Citigroup Inc	1,384,100	71,059,694
Fannie Mae	147,500	8,050,550
First Data Corp	202,000	5,433,800
Freddie Mac †	600,400	35,717,796
Genworth Financial Inc ‘A’	157,900	5,517,026
JPMorgan Chase & Co	467,300	22,607,974
Merrill Lynch & Co Inc	248,400	20,286,828
MetLife Inc †	213,800	13,501,470
SunTrust Banks Inc	61,800	5,131,872
The Bank of New York Co Inc	547,600	22,205,180
The Chubb Corp	596,440	30,818,055
The Hartford Financial Services Group Inc	74,600	7,130,268
The PNC Financial Services Group Inc	198,700	14,300,439
The Travelers Cos Inc	224,600	11,627,542
The Western Union Co	284,000	6,233,800
Torchmark Corp †	137,600	9,025,184
U.S. Bancorp	245,800	8,595,626
Wachovia Corp	742,500	40,874,625
Wells Fargo & Co	701,200	24,142,316

		461,060,085

Health Care - 20.80%

Abbott Laboratories	489,600	27,319,680
Boston Scientific Corp *	837,200	12,172,888
Bristol-Myers Squibb Co	1,680,600	46,653,456
Cardinal Health Inc	265,900	19,397,405
CVS/Caremark Corp	689,700	23,546,358
Eli Lilly & Co	618,800	33,235,748
GlaxoSmithKline PLC ADR (United Kingdom)	697,700	38,554,902
Pfizer Inc	1,211,700	30,607,542
Roche Holding AG ADR (Switzerland)	296,100	26,264,070
Sanofi-Aventis ADR † (France)	281,500	12,248,065
Schering-Plough Corp	1,455,700	37,134,907
Wyeth	845,500	42,300,365

		349,435,386

Materials & Processing - 8.73%

Alcoa Inc	1,141,500	38,696,850
E.I. du Pont de Nemours & Co	827,500	40,903,325
International Paper Co †	1,502,317	54,684,339
Rohm & Haas Co	241,000	12,464,520

		146,749,034

Multi-Industry - 1.07%

General Electric Co	506,500	17,909,840

Producer Durables - 0.38%

Cognex Corp	55,100	1,194,017
KLA-Tencor Corp †	96,500	5,145,380

		6,339,397

Technology - 5.83%

Cisco Systems Inc *	181,000	4,620,930
Dell Inc *	952,900	22,116,809
Flextronics International Ltd * (Singapore)	143,400	1,568,796
Hewlett-Packard Co	193,800	7,779,132
Intel Corp	711,100	13,603,343
International Business Machines Corp	158,300	14,921,358
L-3 Communications Holdings Inc	15,300	1,338,291
McAfee Inc * †	298,900	8,692,012
Microsoft Corp	349,100	9,729,417
Telefonaktiebolaget LM Ericsson ADR (Sweden)	145,600	5,400,304
Texas Instruments Inc	275,200	8,283,520

		98,053,912

Utilities - 7.51%

American Electric Power Co Inc	84,900	4,138,875
AT&T Inc	745,800	29,406,894
Comcast Corp ‘A’ *	1,388,300	36,026,385
Sprint Nextel Corp	350,700	6,649,272
Verizon Communications Inc	1,316,400	49,917,888

		126,139,314

Total Common Stocks (Cost $1,472,727,164)		1,628,617,253

Principal
Amount
SHORT-TERM INVESTMENTS - 3.88%

U.S. Government Agency Issue - 3.87%

Federal Home Loan Bank 5.000% due 04/02/07	$65,100,000	65,090,958

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.01%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $105,038; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $111,692)	$105,000	$ 105,000

Total Short-Term Investments (Cost $65,195,958)		65,195,958

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.82% (Cost $1,537,923,122)		1,693,813,211

	Shares
SECURITIES LENDING COLLATERAL - 5.49%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $92,230,008)	92,230,008	92,230,008

TOTAL INVESTMENTS - 106.31% (Cost $1,630,153,130)		1,786,043,219

OTHER ASSETS & LIABILITIES, NET - (6.31%)		(106,012,352)

NET ASSETS - 100.00%		$1,680,030,867

Note to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.60%

Autos & Transportation - 5.43%

C.H. Robinson Worldwide Inc †	702,234	$33,531,674
Expeditors International of Washington Inc	649,192	26,824,614

		60,356,288

Consumer Discretionary - 44.58%

Abercrombie & Fitch Co ‘A’ †	435,550	32,962,424
Amazon.com Inc * †	842,584	33,526,417
Apollo Group Inc ‘A’ * †	375,701	16,493,274
AutoZone Inc *	173,961	22,291,363
Baidu.com Inc ADR * (Cayman)	126,770	12,239,644
Choice Hotels International Inc †	317,363	11,244,171
ChoicePoint Inc * †	530,540	19,858,112
Expedia Inc * †	510,059	11,820,617
Focus Media Holding Ltd ADR * (Cayman)	163,579	12,834,408
Grupo Televisa SA ADR (Mexico)	1,268,267	37,794,357
Hilton Hotels Corp	337,112	12,122,548
InterContinental Hotels Group PLC ADR (United Kingdom)	904,297	22,363,265
Iron Mountain Inc * †	971,674	25,389,842
ITT Educational Services Inc * †	146,760	11,959,472
Lamar Advertising Co ‘A’ †	259,148	16,318,550
Li & Fung Ltd + (Bermuda)	6,962,000	21,771,851
Monster Worldwide Inc *	682,136	32,312,782
NHN Corp * + (South Korea)	76,012	11,107,534
PetSmart Inc †	321,584	10,599,409
The Corporate Executive Board Co †	528,592	40,151,848
Urban Outfitters Inc * †	427,832	11,341,826
Weight Watchers International Inc †	231,402	10,665,318
Wendy’s International Inc †	848,820	26,568,066
Wynn Resorts Ltd †	338,234	32,084,877

		495,821,975

Energy - 2.68%

Southwestern Energy Co *	727,341	29,806,434

Financial Services - 8.85%

Alleghany Corp * †	42,530	15,889,178
Brown & Brown Inc †	390,036	10,538,773
Calamos Asset Management Inc ‘A’ †	698,834	15,597,975
Fortress Investment Group LLC ‘A’ †	48,143	1,380,741
Janus Capital Group Inc †	1,056,736	22,096,350
Leucadia National Corp †	574,305	16,896,053
People’s Bank †	360,794	16,019,254

		98,418,324

Health Care - 7.05%

Dade Behring Holdings Inc	693,018	30,388,839
Stericycle Inc * †	271,662	22,140,453
Techne Corp * †	453,999	25,923,343

		78,452,635

Integrated Oils - 4.52%

Ultra Petroleum Corp * (Canada)	946,945	50,311,188

Materials & Processing - 6.40%

Cabot Corp	259,754	12,398,058
Chaparral Steel Co	236,053	13,731,203
Forest City Enterprises Inc ‘A’	116,824	7,731,412
MeadWestvaco Corp	338,338	10,434,344
Texas Industries Inc †	213,572	16,131,093
The St. Joe Co †	206,209	10,786,793

		71,212,903

Producer Durables - 6.27%

Crown Castle International Corp * †	663,902	21,331,171
Desarrolladora Homex SAB de CV ADR * (Mexico)	293,533	17,010,237
NVR Inc * †	23,114	15,370,810
Pentair Inc †	515,302	16,056,810

		69,769,028

Technology - 4.30%

Equinix Inc * †	191,705	16,415,699
salesforce.com inc * †	406,006	17,385,177
Tessera Technologies Inc *	352,343	14,002,111

		47,802,987

Utilities - 5.52%

NII Holdings Inc * †	500,803	37,149,567
Questar Corp †	127,725	11,394,347
Tencent Holdings Ltd + (Cayman)	3,930,000	12,783,835

		61,327,749

Total Common Stocks (Cost $1,015,583,780)		1,063,279,511

OPEN-END MUTUAL FUND - 2.67%

Aeroplan Income Fund (Canada)	1,761,708	29,756,003

Total Open-End Mutual Fund (Cost $26,693,155)		29,756,003

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.61%

U.S. Government Agency Issue - 2.60%

Federal Home Loan Bank 5.000% due 04/02/07	$28,900,000	28,895,986

Repurchase Agreement - 0.01%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $104,038; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $106,615)	104,000	104,000

Total Short-Term Investments (Cost $28,999,986)		28,999,986

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.88% (Cost $1,071,276,921)		1,122,035,500

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.02%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $278,242,049)	278,242,049	$278,242,049

TOTAL INVESTMENTS - 125.90% (Cost $1,349,518,970)		1,400,277,549

OTHER ASSETS & LIABILITIES, NET - (25.90%)		(288,042,244)

NET ASSETS - 100.00%		$1,112,235,305

Notes to Schedule of Investments
(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with a total aggregate market value of $45,663,220, or 4.11% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.69%

Consumer Discretionary - 9.49%

Gaylord Entertainment Co * †	75,496	$3,991,474
Hilton Hotels Corp	1,058,472	38,062,653
Morgans Hotel Group Co * †	551,100	11,578,611
Starwood Hotels & Resorts Worldwide Inc †	987,235	64,022,190

		117,654,928

Financial Services - 85.09%

Acadia Realty Trust REIT †	190,760	4,973,113
AMB Property Corp REIT	525,030	30,866,514
American Campus Communities Inc REIT	127,660	3,866,821
Archstone-Smith Trust REIT	761,735	41,346,976
AvalonBay Communities Inc REIT	367,489	47,773,570
Boston Properties Inc REIT	525,067	61,642,866
Brandywine Realty Trust REIT †	694,707	23,210,161
BRE Properties Inc REIT	250,053	15,790,847
Brookfield Properties Corp (Canada)	1,459,845	58,831,754
Camden Property Trust REIT	16,960	1,192,458
Cedar Shopping Centers Inc REIT †	151,120	2,448,144
Cogdell Spencer Inc REIT	119,210	2,511,755
Colonial Properties Trust REIT	73,370	3,350,808
DCT Industrial Trust Inc REIT	19,010	224,888
Equity Lifestyle Properties Inc REIT †	324,047	17,501,778
Equity One Inc REIT	1,940	51,410
Equity Residential REIT †	1,542,082	74,374,615
Essex Property Trust Inc REIT †	210,155	27,210,869
Federal Realty Investment Trust REIT	403,966	36,607,399
General Growth Properties Inc REIT †	575,139	37,136,725
GMH Communities Trust REIT	117,590	1,174,724
Health Care Property Investors Inc REIT †	249,593	8,992,836
Hersha Hospitality Trust REIT	431,026	5,077,486
Highwoods Properties Inc REIT †	59,963	2,367,939
Host Hotels & Resorts Inc REIT †	2,630,291	69,202,956
Kilroy Realty Corp REIT	26,129	1,927,014
Kimco Realty Corp REIT	660	32,168
LaSalle Hotel Properties REIT	3,540	164,114
Legacy Hotels REIT (Canada)	1,346,197	15,694,943
Liberty Property Trust REIT †	287,639	14,013,772
Mack-Cali Realty Corp REIT †	509,831	24,283,251
Maguire Properties Inc REIT	26,220	932,383
Mid-America Apartment Communities Inc REIT	119,320	6,712,943
Parkway Properties Inc REIT †	24,369	1,273,280
Plum Creek Timber Co Inc REIT †	437,683	17,253,464
Post Properties Inc REIT	607,481	27,780,106
ProLogis REIT	336,295	21,835,634
Public Storage Inc REIT	339,163	32,108,561
Ramco-Gershenson Properties Trust REIT	26,500	946,315
Regency Centers Corp REIT	474,249	39,547,624
Republic Property Trust REIT †	232,290	2,669,012
Senior Housing Properties Trust REIT	1,032,940	24,687,266
Simon Property Group Inc REIT †	1,019,705	113,442,181
SL Green Realty Corp REIT †	70,807	9,713,304
Sovran Self Storage Inc REIT	39,280	2,176,505
Strategic Hotels & Resorts Inc REIT †	1,065,234	24,361,902
Sunstone Hotel Investors Inc REIT	256,178	6,983,412
Taubman Centers Inc REIT †	133,150	7,721,369
The Macerich Co REIT †	425,534	39,302,320
Universal Health Realty Income Trust REIT	74,300	2,656,225
Vornado Realty Trust REIT †	322,470	38,483,570

		1,054,432,050

Health Care - 2.36%

Assisted Living Concepts Inc ‘A’ *	171,400	2,022,520
Manor Care Inc	67,780	3,684,521
Sunrise Senior Living REIT (Canada)	1,089,450	15,891,155
Tenet Healthcare Corp * †	1,182,380	7,602,703

		29,200,899

Materials & Processing - 1.75%

Brookfield Homes Corp †	69,461	2,229,698
Forest City Enterprises Inc ‘A’ †	294,460	19,487,363

		21,717,061

Total Common Stocks (Cost $769,181,629)		1,223,004,938

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.69%

Repurchase Agreement - 0.69%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $8,608,119; collateralized by U.S. Treasury Notes: 4.375% due 01/31/08 and market value $8,780,963)	$8,605,000	8,605,000

Total Short-Term Investment (Cost $8,605,000)		8,605,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.38% (Cost $777,786,629)		1,231,609,938

	Shares
SECURITIES LENDING COLLATERAL - 9.58%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $118,720,384)	118,720,384	118,720,384

TOTAL INVESTMENTS - 108.96% (Cost $896,507,013)		1,350,330,322

OTHER ASSETS & LIABILITIES, NET - (8.96%)		(111,066,394)

NET ASSETS - 100.00%		$1,239,263,928

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

Note to Schedule of Investments
(a)	As of March 31, 2007, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	22.77%
Office/Industrial	20.48%
Residential	20.13%
Lodging	19.30%
Diversified	6.36%
Healthcare/Assisted Living	5.49%
Self Storage	2.77%
Land	1.39%

98.69%
Short-Term Investment & Securities Lending Collateral	10.27%
Other Assets & Liabilities, Net	(8.96%)

100.00%

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.24%

Autos & Transportation - 2.36%

Arlington Tankers Ltd (Bermuda)	32,420	$773,541
Forward Air Corp †	20,275	666,642
Landstar System Inc †	22,325	1,023,378

		2,463,561

Consumer Discretionary - 16.39%

Aaron Rents Inc	64,140	1,695,862
AFC Enterprises Inc *	32,325	648,116
Brightpoint Inc *	47,375	541,970
Central Garden & Pet Co *	79,100	1,168,307
Columbia Sportswear Co	16,803	1,046,995
Guitar Center Inc *	36,425	1,643,496
Monro Muffler Brake Inc	30,855	1,083,010
On Assignment Inc *	18,250	226,482
Regis Corp	32,490	1,311,621
Stage Stores Inc †	29,000	675,990
The Men’s Wearhouse Inc †	29,250	1,376,212
Triarc Cos Inc ‘B’	64,865	1,115,029
United Auto Group Inc	43,015	873,204
Waste Connections Inc *	68,640	2,055,082
WESCO International Inc * †	26,670	1,674,343

		17,135,719

Consumer Staples - 1.13%

Ralcorp Holdings Inc * †	18,375	1,181,512

Energy - 7.65%

Arena Resources Inc *	34,725	1,740,417
Gulfport Energy Corp *	41,395	553,037
Oil States International Inc * †	38,825	1,245,894
Rosetta Resources Inc *	64,225	1,319,182
St. Mary Land & Exploration Co	30,775	1,128,827
Universal Compression Holdings Inc * †	29,750	2,013,480

		8,000,837

Financial Services - 18.09%

Affiliated Managers Group Inc * †	16,275	1,763,396
Ashford Hospitality Trust Inc REIT †	19,715	235,397
Citizens Banking Corp	43,200	957,312
Financial Federal Corp	38,302	1,008,109
First Cash Financial Services Inc * †	41,050	914,594
Friedman Billings Ramsey Group Inc ‘A’ REIT	71,325	393,714
HCC Insurance Holdings Inc	51,744	1,593,715
Highland Hospitality Corp REIT	34,710	617,838
Hilb Rogal & Hobbs Co	21,725	1,065,611
JER Investors Trust Inc REIT †	29,725	565,370
MB Financial Inc †	40,945	1,474,429
McGrath RentCorp	36,855	1,167,198
MFA Mortgage Investments Inc REIT	108,875	838,337
PrivateBancorp Inc	22,225	812,546
Prosperity Bancshares Inc	20,975	728,672
Raymond James Financial Inc	60,412	1,797,861
Sterling Financial Corp WA †	43,625	1,360,664
United Fire & Casualty Co	46,015	1,616,507

		18,911,270

Health Care - 7.79%

Healthcare Services Group Inc	42,150	1,207,598
Healthspring Inc *	47,675	1,122,746
LHC Group Inc *	41,640	1,350,385
Medical Action Industries Inc *	24,887	594,799
Owens & Minor Inc †	36,000	1,322,280
Pediatrix Medical Group Inc * †	44,550	2,542,023

		8,139,831

Materials & Processing - 11.98%

Cleveland-Cliffs Inc	29,450	1,885,094
Corn Products International Inc	18,730	666,601
Cytec Industries Inc †	22,665	1,274,680
FMC Corp	15,325	1,155,965
Lennox International Inc	65,500	2,338,350
The Scotts Miracle-Gro Co ‘A’ †	31,550	1,389,146
The Valspar Corp	42,525	1,183,471
URS Corp *	24,000	1,022,160
Watsco Inc †	31,625	1,615,089

		12,530,556

Multi-Industry - 2.13%

Brunswick Corp	18,550	590,818
Teleflex Inc	24,025	1,635,382

		2,226,200

Producer Durables - 15.00%

Actuant Corp ‘A’	20,350	1,032,966
Alliant Techsystems Inc * †	31,990	2,812,561
ARRIS Group Inc * †	59,575	838,816
ATMI Inc * †	45,215	1,382,223
Briggs & Stratton Corp †	22,395	690,886
Brooks Automation Inc *	36,250	621,688
General Cable Corp *	32,925	1,759,183
HNI Corp †	30,350	1,393,975
IDEX Corp	22,975	1,168,968
Moog Inc ‘A’ * †	46,660	1,943,389
Nordson Corp	28,020	1,301,809
Team Inc * †	19,415	740,682

		15,687,146

Technology - 6.95%

Blackbaud Inc	22,575	551,282
Ciena Corp *	25,050	700,147
CommScope Inc * †	36,000	1,544,400
DRS Technologies Inc †	17,425	909,062
Micros Systems Inc *	29,145	1,573,539
Microsemi Corp * †	40,100	834,481
Tyler Technologies Inc *	35,925	456,248
Vignette Corp *	37,725	700,553

		7,269,712

Utilities - 3.77%

Northwest Natural Gas Co †	28,050	1,281,044
Vectren Corp	46,575	1,332,045
Westar Energy Inc †	48,365	1,331,005

		3,944,094

Total Common Stocks (Cost $86,677,918)		97,490,438

EXCHANGE TRADED FUND - 2.93%

iShares Russell 2000 Value Index Fund †	37,875	3,065,981

Total Exchange Traded Fund (Cost $3,066,639)		3,065,981

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2007 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.73%

Repurchase Agreement - 3.73%

State Street Bank and Trust Co 4.350% due 04/02/07 (Dated 03/30/07, repurchase price of $3,897,412; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $3,975,205)	$3,896,000	$3,896,000

Total Short-Term Investment (Cost $3,896,000)		3,896,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.90% (Cost $93,640,557)		104,452,419

	Shares
SECURITIES LENDING COLLATERAL - 28.63%

The Mellon Global Securities Lending Delaware Business Trust I 5.382% Δ (Cost $29,937,261)	29,937,261	29,937,261

TOTAL INVESTMENTS - 128.53% (Cost $123,577,818)		134,389,680

OTHER ASSETS & LIABILITIES, NET - (28.53%)		(29,832,194)

NET ASSETS - 100.00%		$104,557,486

See explanation of symbols and terms, if any, on page 119

PACIFIC SELECT FUND
Schedule of Investments
Explanation of Symbols and Terms
March 31, 2007 (Unaudited)

Explanation of Symbols for Schedules of Investments
*	Non-income producing securities.

†	Securities (or a portion of securities) on loan as of March 31, 2007.

+	Securities were fair valued under the procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign securities.

Δ	Rate shown reflects 7-day yield as of March 31, 2007.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

◊	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Funds’ Board of Trustees.

#	Securities purchased on a when-issued or delayed-delivery basis.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of March 31, 2007.

¤	Securities were in default.

±	Securities are grouped by coupon rate and represent a range of maturities.

⌂	A portion of this security is subject to call/put options written.

♦	Underlying municipal bond security transferred to a Tender Option Bond Trust.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of March 31, 2007.

□	Securities were fully/partially segregated with the broker(s)/custodian as collateral for swap contracts as of March 31, 2007.

Ω	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities purchased on a when-issued or delayed-delivery basis as of March 31, 2007.

Φ	Securities were fully/partially segregated with the broker(s)/custodian as collateral for option contracts written as of March 31, 2007.

λ	Total shares owned by the portfolio as of March 31, 2007 was less than one share.

Explanation of Terms for Schedules of Investments
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange

LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings
shares on Italian Stock Exchanges)
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange

PACIFIC SELECT FUND
FEDERAL INCOME TAX INFORMATION
March 31, 2007 (Unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments securities for Federal income tax purposes as of March 31, 2007, are presented in the table below:

	Total Cost on Tax	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
Portfolios	Basis	Appreciation	Depreciation	(Depreciation)

International Value	$2,859,743,152	$524,788,931	($49,517,698)	$475,271,233
International Small Cap	879,670,140	116,817,332	(16,853,671)	99,963,661
Equity Index	2,199,737,324	529,348,182	(194,145,845)	335,202,337
Small-Cap Index	1,279,459,846	255,798,742	(72,370,213)	183,428,529
Diversified Research	1,631,220,379	242,847,415	(20,885,974)	221,961,441
Equity	261,847,599	35,037,250	(6,240,115)	28,797,135
American Fund Growth-Income	1,496,947,733	175,188,627	—	175,188,627
American Fund Growth	1,497,630,754	270,642,046	—	270,642,046
Large-Cap Value	2,337,633,078	405,749,726	(18,107,376)	387,642,350
Technology	102,244,773	8,864,684	(2,339,362)	6,525,322
Short Duration Bond	2,365,385,222	8,060,151	(4,849,451)	3,210,700
Concentrated Growth	40,660,479	5,171,265	(967,183)	4,204,082
Diversified Bond	1,351,633,970	7,265,331	(2,864,021)	4,401,310
Growth LT	1,785,603,120	379,777,452	(16,381,075)	363,396,377
Focused 30	258,712,160	51,623,818	(2,090,480)	49,533,338
Health Sciences	147,617,613	26,162,903	(1,490,816)	24,672,087
Mid-Cap Value	4,989,526,734	389,041,813	(76,775,428)	312,266,385
Large-Cap Growth	1,662,002,051	169,755,995	(15,180,032)	154,575,963
Capital Opportunities	70,088,628	8,310,841	(1,840,081)	6,470,760
International Large-Cap	4,426,099,347	786,885,005	(58,496,267)	728,388,738
Fasciano Small Equity	589,025,306	65,849,580	(10,729,932)	55,119,648
Small-Cap Value	670,837,823	141,438,962	(12,371,981)	129,066,981
Multi-Strategy	540,071,593	63,960,976	(5,044,073)	58,916,903
Main Street Core	2,201,497,206	190,867,528	(28,665,235)	162,202,293
Emerging Markets	1,307,445,488	355,533,679	(44,025,498)	311,508,181
Managed Bond	5,159,672,362	37,464,830	(30,740,069)	6,724,761
Inflation Managed	7,797,590,996	—	(138,275,605)	(138,275,605)
Money Market	1,077,546,517	—	—	—
High Yield Bond	950,331,475	28,176,199	(4,817,069)	23,359,130
Comstock	1,630,153,130	175,471,601	(19,581,512)	155,890,089
Mid-Cap Growth	1,349,518,970	92,240,497	(41,481,918)	50,758,579
Real Estate	896,507,013	454,725,417	(902,108)	453,823,309
VN Small Cap Value	123,577,818	11,568,589	(756,727)	10,811,862

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Exhibit 99.CERT— Certifications for the principal executive officer and the principal financial officers of Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	May 30, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES T. MORRIS

James T. Morris
Chief Executive Officer

Date:	May 30, 2007

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	May 30, 2007

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	May 30, 2007